File No. 333-182249

811-1978

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☒	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☒	Post Effective Amendment Number 4

And/or

☒	Registration Statement Under the Investment Company Act of 1940

☒	Amendment No. 5

Ohio National Variable Account A

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Carlton Fields Jorden Burt PA

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2015 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Flexible Purchase Payment

Individual Variable Annuity Contracts

ONcore Xtra (sold on or after October 1, 2012)

Ohio National Variable Account A

The Ohio National Life Insurance Company

One Financial Way • Montgomery, Ohio 45242 •1-888-925-6446

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides information regarding the material provisions of your variable annuity contract. The Ohio National Life Insurance Company ("Ohio National Life") issues the contract. This contract is not available in all states. Certain features may vary by broker-dealer.

Variable annuities provide Contract Value and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the Contract Value or annuity payments will equal or exceed your purchase payments. Any guarantees under the contract or optional riders that exceed the value of your interest in the separate account Ohio National Variable Account A ("VAA") are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. The contracts are not insured by the FDIC or any other agency. They are not deposits or obligations of any bank and are not bank guaranteed.

The variable annuity contracts are designed for: (1) annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code, as amended, (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code; (2) other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code; (3) individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code; (4) state and municipal deferred compensation plans and (5) non-tax-qualified retirement plans.

Many of the listed qualified retirement plans already benefit from tax-deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may currently limit your total purchase payments for any one life to $3,000,000. We reserve the right to limit your purchase payments as described later in this prospectus. For each payment you make, we will credit an extra 4% of that amount to your contract value. The total expenses for this contract may be higher than the expenses for a similar contract not paying an extra credit. Over time, the value of the extra credit could be more than offset by the higher charges.

You may direct the allocation of your purchase payments to one or more investment options of VAA and the Fixed Accumulation Account. Currently, your allocation of Contract Value may be to no more than 18 of the available investment options and the Fixed Accumulation Account. VAA is a separate account of Ohio National Life. The assets of VAA are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., AIM Variable Insurance Funds, AB Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, and The Universal Institutional Funds Inc. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

Keep this prospectus for future reference. It sets forth the information about VAA and the variable annuity contracts that you should know before investing. Additional information about VAA has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2015. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is accompanied by the current Fund prospectuses.

May 1, 2015

Form 6802	1

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Money Market Portfolio	Ohio National Investments, Inc.
Equity Portfolio	(ClearBridge, LLC)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation portfolio)	(Suffolk Capital Management, LLC)
S&P 500® Index Portfolio	Ohio National Investments, Inc.
International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management L.P.)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
Balanced Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio (large cap growth)	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)
Risk Managed Balanced Portfolio	(Janus Capital Management, LLC; AnchorPath Financial, LLC)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc. Invesco Advisers, Inc.

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio(1) AB VPS Global Risk Allocation-Moderate Portfolio	AllianceBernstein L.P. AllianceBernstein L.P.

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series

Federated Kaufmann Fund II (multi cap growth) (Service Shares) Federated Managed Volatility Fund II Federated Managed Tail Risk Fund II (Primary Shares)(2)	Federated Equity Management Company of Pennsylvania (Federated Investment Management Company) Federated Global Investment Management Corp

Fidelity® Variable Insurance Products Fund (Service Class 2)
Fidelity® VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
Fidelity® VIP MidCap Portfolio	Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio	Fidelity Management & Research Company
Fidelity® VIP Equity-Income Portfolio	Fidelity Management & Research Company
Fidelity® VIP Real Estate Portfolio	Fidelity SelectCo LLC
Fidelity® VIP Target Volatility Portfolio(1)	Strategic Advisers, Inc.

Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund (Class 4)	Franklin Advisers, Inc.
Franklin Flex Cap Growth VIP Fund (Class 4)	Franklin Advisers, Inc.
Templeton Foreign VIP Fund (Class 4)	Templeton Investment Counsel, LLC
Franklin Founding Funds Allocation VIP Fund(1) (Class 4) Franklin VolSmart Allocation VIP Fund (Class 5)	Franklin Templeton Services, LLC(3) Franklin Alternative Strategies Advisers, LLC

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund	Goldman Sachs Asset Management, L.P.

Goldman Sachs Global Trends Allocation Fund	Goldman Sachs Asset Management, L.P.

Form 6802	2

Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)
Janus Aspen Series (Service Shares)
Janus Portfolio (long-term growth of capital consistent with preservation of capital)	Janus Capital Management LLC
Overseas Portfolio	Janus Capital Management LLC
Global Research Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC

INTECH U.S. Low Volatility Portfolio(1) Flexible Bond Portfolio	Janus Capital Management LLC Janus Capital Management LLC
JPMorgan Insurance Trust (Class I)

JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.
Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Global Dynamic Multi Asset Portfolio	Lazard Asset Management LLC

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	(ClearBridge Investments, LLC)
ClearBridge Variable Large Cap Value Portfolio QS Legg Mason Dynamic Multi-Strategy VIT Portfolio(1)	(ClearBridge Investments, LLC) (QS Legg Mason Global Asset Allocation, LLC and Western Asset Management Company)

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	(Western Asset Management Company, Western Asset Management Company Limited, Western Asset Management Company Ltd., Western Asset Management Company Pte Ltd.)
MFS® Variable Insurance Trust (Service Class)

MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company

MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	Massachusetts Financial Services Company
Neuberger Berman Advisers Management Trust (S Class Shares)

AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Management, LLC

Northern Lights Variable Trust (Class 3 Shares)(4)

TOPS® Managed Risk Balanced ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Moderate Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)

PIMCO Variable Insurance Trust (Administrative Shares)

PIMCO Real Return Portfolio	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC

PIMCO Global Diversified Allocation Portfolio(1) PIMCO Short-Term Portfolio PIMCO Low Duration Portfolio	Pacific Investment Management Company LLC Pacific Investment Management Company LLC Pacific Investment Management Company LLC

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	(Jennison Associates LLC)
Jennison 20/20 Focus Portfolio (a value and growth fund)	(Jennison Associates LLC)

Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC

Form 6802	3

The Universal Institutional Funds, Inc. (Class II)

Morgan Stanley UIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF Growth Portfolio	Morgan Stanley Investment Management Inc.

____________

(1)  This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2) Primary Shares for contracts applied for on or after May 1, 2015. Service Shares for contracts applied for before May 1, 2015.

(3) Franklin Templeton Services, LLC is the administrator for Franklin Founding Funds Allocation VIP Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

(4) Class 3 Shares for contracts applied for on or after May 1, 2015. Class 2 Shares for contracts applied for before May 1, 2015.

Form 6802	4

Form 6802	5

Glossary

Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annual Credit Calculation Base — The amount to which the annual credit rate is applied in the GLWB riders. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period and is increased for additional purchase payments made since the beginning of the annual credit period.

Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Applied for — The date the application for the annuity is signed or the electronic order is submitted to us.

Asset Allocation Model — The Asset Allocation Models are a service that Ohio National Life offers. Each Asset Allocation Model is developed by Ohio National Investments, Inc. and is comprised of a combination of available investment options. Please see “Optional Asset Allocation Models” for more information.

Commission — The Securities and Exchange Commission.

Contract Value — Contract Value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or a DCA Account.

DCA — Dollar cost averaging.

Death Benefit — The amount used solely to calculate the Death Benefit Adjustment and is not the amount paid to the beneficiary after the death of the annuitant. Death Benefit is the greatest of (i) total Contract Value, (ii) net purchase payments less pro-rata withdrawals or (iii) stepped-up Death Benefit amount if the contract has been in effect for at least 8 years, unless one of the riders added to your contract provides for a higher benefit.

Death Benefit Adjustment — The Death Benefit Adjustment is an amount added to the Contract Value to determine the Proceeds paid to the beneficiary. It represents the difference, if any, between the highest guaranteed death benefit amount and the Contract Value on the applicable calculation date as described under “Basic Death Benefit” if the Contract Value on this date is lower than the highest guaranteed death benefit amount. If the Contract Value on the applicable calculation date is higher than the highest guaranteed death benefit amount, no Death Benefit Adjustment will be made.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

GEB — The gain enhancement benefit riders offered with this contract.

GLWB — The guaranteed lifetime withdrawal benefit riders offered with this contract.

GMDB — The guaranteed minimum death benefit amount provided for by the GMDB riders offered with this contract. The Premium Protection, Premium Protection Plus and 5% GMDBR80 Plus are the GMDB riders.

Good order — An instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.

GPP — The guaranteed principal protection rider offered with this contract.

Notice — A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus). We have specified forms or may require specific information in writing for certain transactions, such as a surrender request. Contact us or your registered representative for more information.

Participating Spouse — One of two people upon whose life and age the benefits under the joint GLWB riders are based.

Pro rata — A pro rata adjustment means the benefit or rider base will be reduced by the same percentage that the Contract Value was reduced by a withdrawal in excess of that provided for by the contract or rider. If your Contract Value is lower than your rider base, a pro rata reduction will reduce your rider base by a greater amount than a dollar for dollar reduction would. If your Contract Value is higher than your rider base, a pro rata reduction will reduce your rider base less than a dollar for dollar reduction would.

Proceeds — The amount that the beneficiary receives if the annuitant dies before annuity payments begin.

Subaccount — A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.

Form 6802	6

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAA (Variable Account A) — A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

You — You means the owner of the contract or the owner’s estate if the owner is deceased.

Form 6802	7

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses	Years	Charge
Surrender Charge (a percentage of your total purchase payments minus all previous withdrawals)(1)	1st	9%
	2nd	8%
	3rd	7%
	4th	6%
	5th	5%
	6th	4%
	7th	2%
	8th	1%
	9th and later	0%
Transfer Fee (currently no charge for the first 12 transfers each contract year)		$10
Withdrawal Fee (for withdrawals in excess of 14 per contract year; currently no charge)	The lesser of 2% of the amount withdrawn or $15
Premium Tax (charged upon annuitization, surrender or when assessed)	0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Annual Contract Fee (no fee if your Contract Value exceeds $50,000)	$30

Separate Account Annual Expenses (as a percentage of average account value unless otherwise indicated)

Mortality and Expense Risk Charge	1.15%
Account Expense Charge	0.25%
Total Separate Account Annual Expenses (without optional added benefits)	1.40%

Optional Rider Expenses (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus for details on the riders and the amounts upon which charges are based. Some of the optional riders, marked with an * below, are not currently offered. Please see the footnotes below.)

Annual Stepped-Up Death Benefit	0.25% of the optional death benefit amounts
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10% of the optional death benefit amount
Premium Protection or Joint Premium Protection death benefit at issue ages 71-75	0.25% of the optional death benefit amount
GEB (issue ages through 70)/(issue ages 71-75)	0.15%/0.30% of your Contract Value on the contract anniversary
GEB “Plus” (issue ages through 70)/(issue ages 71-75)	0.30%/0.60% of your Contract Value on the contract anniversary
GLWB Plus(2) (currently 1.05%)	2.00% of the GLWB Base (maximum charge)
Joint GLWB Plus(3) (currently 1.35%)	2.50% of the GLWB Base (maximum charge)
GPP (2012) (currently 0.45%)	0.90% of your average annual guaranteed principal amount (maximum charge)
Premium Protection Plus or Joint Premium Protection Plus death benefit* (currently 0.45%)	0.90% of the optional death benefit amount (maximum charge)
5% GMDBR80 Plus*	0.45% of the optional death benefit amounts

Form 6802	8

Summary of Maximum Contract Expenses (expenses you would pay if you elected all non-exclusive optional benefits currently available under the contract and the most expensive of mutually exclusive optional benefits)

Mortality and Expense Risk Charge	1.15%
Account Expense Charge	0.25%
Subtotal	1.40%
Joint Premium Protection death benefit at issue ages 71-75	0.25%
Joint GLWB Plus	2.50%
Maximum Possible Total Separate Account Expenses:	4.15%(4)

____________

(1) The percentage varies with the number of years from purchase payments to which values relate. See the “Surrender Charge” provision for additional information. The surrender charge may also be called a Contingent Deferred Sales Charge.

(2) Rider charge is 1.05% for riders applied for on or after May 1, 2013. For other riders, rider charge is 0.95%.

(3) Rider charge is 1.35% for riders applied for on or after May 1, 2013. For other riders, rider charge is 1.25%.

(4) Assumes average account value, Contract Value and all bases upon which rider charges are based are equal. If such amounts are not equal, then total charges may be higher or lower. Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider	you cannot have this rider
GPP (2012)	Any GLWB
One of the GMDB riders	Any other GMDB rider
Annual stepped-up death benefit	Premium Protection or Premium Protection Plus
GLWB Plus or Joint GLWB Plus	Any other rider except the annual stepped-up death benefit, Premium Protection, Premium Protection Plus, deferral credit with age requirements or 8 year GPP with GLWB

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses as of December 31, 2014 (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)(1)	0.33%	2.59%

________

(1)Some of the Funds available are structured as “fund of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown above include the total fees and expenses of the fund of funds, including the acquired fund fees and expenses of such fund of funds.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender, or when assessed. If the premium taxes were reflected, the charges would be higher.

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,516	$2,874	$4,411	$9,118

Form 6802	9

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$704	$2,240	$3,955	$9,118

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the minimum fees and expenses of the available Funds assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,288	$2,183	$3,251	$6,771

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$478	$1,554	$2,800	$6,771

FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on October 1, 2012. Since then, the following changes have been made to available Funds:

February 20, 2013	Fidelity® Variable Insurance Products Fund Fidelity® VIP Target Volatility Portfolio was added.
May 1, 2013

Janus Aspen Series Worldwide Portfolio changed its name to Global Research Portfolio. Legg Mason Partners Equity Trust Legg Mason ClearBridge Variable Equity Income Builder Portfolio changed its name to ClearBridge Variable Equity Income Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio changed its name to ClearBridge Variable All Cap Value Portfolio and Legg Mason ClearBridge Variable Large Cap Value Portfolio changed its name to ClearBridge Variable Large Cap Value Portfolio.

November 1, 2013	Federated Insurance Series Federated Managed Tail Risk Fund II and PIMCO Variable Insurance Trust PIMCO Short-Term Portfolio were added.
December 20, 2013

Ohio National Fund Millennium Portfolio was reorganized into Ohio National Fund Small Cap Growth Portfolio. Ohio National Fund Target Equity/Income Portfolio was reorganized into Ohio National Fund Target VIP Portfolio. Ohio National Fund U.S. Equity Portfolio and Income Opportunity Portfolio were reorganized into Ohio National Fund Balanced Portfolio.

Form 6802	10

May 1, 2014

Franklin Templeton Variable Insurance Products Trust Flex Cap Growth Securities Fund Portfolio changed its name to Flex Cap Growth VIP Fund, Franklin Income Securities Fund changed its name to Franklin Income VIP Fund, Franklin Templeton VIP Founding Funds Allocation Funds changed its name to Franklin Founding Funds Allocation VIP Fund, and Templeton Foreign Securities Fund changed its name to Templeton Foreign VIP Fund. Goldman Sachs Variable Insurance Trust Structured U.S. Equity Fund changed its name to U.S. Equity Insights Fund. Lazard Retirement Series Lazard Retirement Multi-Asset Targeted Volatility Portfolio changed its name to Lazard Retirement Global Dynamic Multi Asset Portfolio. Legg Mason Capital Management, LLC changed its name to ClearBridge, LLC. Ohio National Fund Risk Managed Balanced Portfolio was added.

December 5, 2014	Legg Mason Partners Variable Equity Trust ClearBridge Variable All Cap Value Portfolio reorganized into the ClearBridge Variable Large Cap Value Portfolio.
March 27, 2015	MFS® Variable Insurance Trust MFS® Investors Growth Stock Series reorganized into the MFS® Variable Insurance Trust II MFS® Massachusetts Investors Growth Stock Portfolio.
May 1, 2015

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund changed its name to Goldman Sachs Global Trends Allocation Fund. Legg Mason Partners Variable Equity Trust ClearBridge Variable Equity Income Portfolio changed its name to ClearBridge Variable Dividend Strategy Portfolio. AllianceBernstein Variable Product Series Fund, Inc. Dynamic Asset Allocation Portfolio changed its name to AB Variable Products Series Fund AB VPS Dynamic Asset Allocation Portfolio. Class 3 Shares of Northern Lights Variable Insurance Trust TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, and TOPS® Managed Risk Growth ETF Portfolio were added for contracts applied for on or after May 1, 2015 and Class 2 Shares were discontinued for such contracts. Primary Shares of Federated Insurance Series Federated Managed Tail Risk Fund II were added for contracts applied for on or after May 1, 2015 and Service Shares were discontinued for such contracts. AB Variable Products Series Fund, Inc. AB VPS Global Risk Allocation-Moderate Portfolio, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series Flexible Bond Portfolio, Legg Mason Partners Variable Income Trust Western Asset Core Plus VIT Portfolio, and PIMCO Variable Insurance Trust PIMCO Low Duration Portfolio were added.

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $41.4 billion and equity of approximately $1.9 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Ohio National Life and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio National Life has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, Ohio National Life and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

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We may credit additional amounts under our contracts for contracts sold to registered representatives (and their immediate families) of broker-dealers that have (i) a selling agreement with us and our principal underwriter to sell the contracts and (ii) approved the payment of the additional amount to their registered representatives. There will be no commissions paid on the sale of these contracts.

With the increased use of technologies such as the Internet, our business is potentially susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events, which may include, theft, misuse, corruption or destruction of data, denial of service attacks on websites, and other operational disruptions to name a few. Cyber incidents can affect us, the underlying Funds, intermediaries, and other affiliated or third party service providers whose operations may impact your contract. While we have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Ohio National Variable Account A

We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. Currently your allocation of Contract Value may be to no more than 18 of the available subaccounts. We reserve the right to limit your allocation of Contract Value to no more than 10 of the available subaccounts. You assume all of the investment risk for Contract Value allocated to the subaccounts. You may be subject to additional restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. Unlike assets in VAA or other separate accounts we have established, all of our other assets may be charged with any liabilities arising out of any of our other business.

Any guarantees under the contract that exceed your Contract Value, such as those associated with the guaranteed benefit rider options or the death benefit rider options, are paid from our general account (not the separate account). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAA. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAA under the 1940 Act in the event such registration is no longer required; manage the VAA under the direction of committee; or combine the VAA with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAA to another separate account.

VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

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Investment Options

You may allocate your Contract Values to Funds, the Fixed Accumulation Account or an optional Asset Allocation Model as described below. If you purchase certain optional riders, you may be subject to restrictions on allocations. Please see “Optional Asset Allocation Models” and “Investment Restrictions for Certain Optional Riders” below.

Fixed Accumulation Account

The Fixed Accumulation Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Fixed Accumulation Account as the Fixed Account. We reserve the right to not offer the Fixed Accumulation Account to new contracts in the future. The Fixed Accumulation Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We invest our general assets at our discretion as allowed by Ohio law.

The Fixed Accumulation Account is a subset of our general account. The general account consists of all of our general assets other than those allocated to a separate account. If the Fixed Accumulation Account is available on your contract, you may allocate purchase payments and Contract Value between the Fixed Accumulation Account and the Funds, subject to certain restrictions described below. There might be periods when we will not make the Fixed Accumulation Account available on new contracts.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate as may be permitted by applicable state law), compounded annually, to Contract Values allocated to the Fixed Accumulation Account. We may credit interest at a rate in excess of 3% or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the value of a contract in the Fixed Accumulation Account will never be less than:

• the amount of purchase payments allocated to, and transfers into, the Fixed Accumulation Account, plus

• interest credited at the rate of 3% per year (or such other rate that will be indicated in the contract) compounded annually, plus

• any additional excess interest we may credit to guaranteed values, minus

• any withdrawals and transfers from the guaranteed values, minus

• any surrender charge on withdrawals, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Fixed Accumulation Account.

No deductions are made from the Fixed Accumulation Account for Account Expense Charges or Mortality and Expense Risk Charges. Insurance risk charges for optional benefit riders are taken pro rata from the Fixed Accumulation Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Fixed Accumulation Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Fixed Accumulation Account for up to six months from the date we receive your written request for withdrawal.

The Funds

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

Certain Funds may pay our distributor “12b-1 fees.” These fees are deducted from the assets of the Funds and are paid pursuant to a distribution (and/or shareholder servicing) plan adopted by the Funds under Rule 12b-1 of the 1940 Act.

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Please see the Funds’ prospectuses for more information about these fees. These payments decrease the Funds’ investment return.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 1-888-925-6446.

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAA. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one of more subacccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAA under the 1940 Act in the event such registration is no longer required; manage the VAA under the direction of committee; or combine the VAA with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAA to another separate account.

Optional Asset Allocation Models

You may choose an optional Asset Allocation Model for your contract’s variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional Asset Allocation Model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. You may not use more than one model at a time. The GLWB and GPP (2012) riders require all your Contract Value to be in the Managed Volatility Model or be invested in accordance with the alternative investment restrictions from the issuance of the rider until the rider ends according to its terms or annuity payments begin.

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.

If you choose the Asset Allocation Models, upon your execution and return of the investment advisory agreement, Ohio National Investments, Inc. (“ONII”) will serve as your investment adviser for the limited purpose of developing and updating the Asset Allocation Models. Until the investment advisory agreement is executed and received by ONII, your investments will not be automatically updated in accordance with any changes that ONII may periodically make to the Models. Upon receipt of the executed investment advisory agreement, your investments will be updated in accordance with any changes that ONII may make to the Models. Currently, you are required to sign an investment advisory agreement with ONII in order to be in an Asset Allocation Model. Periodically, typically annually, ONII will assess the make up of each of the Asset Allocation

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Models to determine if they continue to maintain the optimal level of investment return balanced against the designated risk tolerance for the model.

If ONII determines that changes to the models are appropriate, we will notify you at least 30 days before making the change. If we do not hear from you otherwise, we will automatically reallocate the assets contained in the existing model to the new model, based on the limited discretionary authority you will have granted to ONII to do so. If you do not want your Contract Values reallocated in your existing model, you may move to a different model. If you do not want to move to a different model and you do not wish to have your Contract Values reallocated in the existing model, we will deem the advisory agreement between ONII and you terminated and no further automatic rebalancing or reallocation will take place in your contract. If you have a rider that requires participation in the Asset Allocation Models, the effect of the termination of the advisory agreement will be to terminate your rider as well except for the GLWB and GPP (2012) riders, which can also remain in force if you adhere to the alternative investment restrictions.

More information about ONII’s role as your limited purpose investment adviser is contained in Part II of ONII’s Form ADV, which you can request at any time. It is possible that ONII may include underlying funds in the Asset Allocation Models for which it also acts as the investment adviser. As a result, inclusion of such portfolios will result in ONII receiving fund management fees from these funds and portfolios. ONII does not receive a fee for managing the Models themselves.

We have retained a third-party consultant to assist in the development of several Asset Allocation Models, each comprising a combination of the contract’s available Funds. Ohio National Life, in consultation with ONII selects the underlying Funds to be offered through this annuity contract. The consultant then performs a quantitative analysis to determine which combination of Funds offers the best opportunity to achieve the expected investment return given the acceptable level of investment risk. ONII approves the final recommendations made by the consultant. A copy of the ONII’s Form ADV may be obtained free of charge by calling 1-800-366-6654. We reserve the right to change the third party consultant we use to develop the Asset Allocation Models or to develop the Asset Allocation Models without the use of a third party consultant. The consultant selects the Funds for each of the models in accordance with risk/return profiles they have developed. Currently the following Models are available:

•  Model 1: Conservative (investment objective — preservation of capital)

• Model 2: Moderately Conservative (investment objective — moderate growth)

• Model 3: Balanced (investment objective — steady growth in asset values)

• Model 4: Moderate Growth (investment objective — moderately high growth in asset values)

• Model 5: Growth (investment objective — high growth in asset values)

• Managed Volatility Model (investment objective – protection from market downturns; more consistent returns over time)

Please see Appendix C or contact us at 1-888-925-6446 or your registered representative for more detailed information on the Models.

At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions.

The transfer charge will apply if, by changing from one model to another, you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.

Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an Asset Allocation Model will be allocated among the Funds as specified by the model you choose.

We may limit the availability of an Asset Allocation Model under one of the riders with investment restrictions or that requires participation in an Asset Allocation Model. If we limit the availability of an Asset Allocation Model, unless you make additional purchase payments, your Contract Value will continue to be allocated in the unavailable Asset Allocation Model.

If we limit the availability of an Asset Allocation Model and you make additional purchase payments, you will not be permitted to allocate them to the unavailable Asset Allocation Model. Because you may only be in one Asset Allocation Model at a time, you will have to transfer your Contract Value to an available Asset Allocation Model.

We will always provide at least one Asset Allocation Model for any rider that requires participation in an Asset Allocation Model.

Currently, if you own a GLWB or GPP (2012) rider, you can only be in the Managed Volatility Model or comply with alternative investment restrictions, described below. If an Asset Allocation Model becomes unavailable for the allocation of

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purchase payments under those riders and you wish to make additional purchase payments, you will have to transfer your Contract Value to an available Asset Allocation Model or comply with the alternative investment restrictions under those riders.

In the following scenarios, you do not have to take affirmative action to retain your rider:

• We limit the availability of an Asset Allocation Model under a rider, and you do not make any additional purchase payments.

• ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, and you do not opt out.

In the following scenarios, you must take affirmative action or your rider will be cancelled:

• We limit the availability of an Asset Allocation Model under a rider, and you do make additional purchase payments. If you do not transfer your Contract Value to an available Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. However, if you make additional purchase payments and transfer your Contract Value to an available Asset Allocation Model at the same time, your rider will not be cancelled.

•  ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, and you opt out by the deadline but do not move to another Asset Allocation Model. If you do not transfer your Contract Value to another Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. If we provide only one Asset Allocation Model for any rider that requires participation in an Asset Allocation Model, if you opt out of the revised Asset Allocation Model and do not comply with alternative investment restrictions, if applicable, your rider will be cancelled.

Investment Restrictions for Certain Optional Riders

If you select a GLWB or GPP (2012) rider, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The Fixed Accumulation Account is not an available investment option with the GLWB or GPP (2012). Your purchase payments and Contract Value must be allocated in compliance with (a) or (b):

(a) 100% must be allocated to the Managed Volatility Model. The Managed Volatility Model is one of our Asset Allocation Models. It seeks to provide protection from market downturns and more consistent returns over time. See “Optional Asset Allocation Models.” Please see Appendix C for the investment options included in the Model or contact us at 1-888-925-6446 or your registered representative for more detailed information on the Model.

or

(b)  (i) at least 50% must be allocated to investment options included in Category 1; provided, however, that you may not allocate more than 50% of your total purchase payments or Contract Value to any one investment option within Category 1; and

(ii) no more than 50% may be allocated to investment options included in Category 2; provided, however, that you may not allocate more than 25% of your total purchase payments or Contract Value to any one investment option within Category 2.

The investment options available in each Category are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

Risk Managed Balanced Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Global Risk Allocation-Moderate Portfolio

Federated Insurance Series

Federated Managed Tail Risk Fund II

Franklin Templeton Variable Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

Legg Mason Partners Variable Equity Trust

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

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CATEGORY 2

Ohio National Fund, Inc.

Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement Global Dynamic Multi Asset Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Growth ETF Portfolio

You may allocate purchase payments to the Enhanced DCA account as part of a DCA program and transfer amounts out of the Enhanced DCA account in accordance with the restrictions. You may not establish a DCA program with scheduled transfers from a Fund and comply with these restrictions. See “Scheduled Transfers (Dollar Cost Averaging)” for more details about dollar cost averaging.

Strategies of Certain Funds. As described above, if you have any GLWB Preferred I.S., GLWB Plus or GPP (2012) rider, you may only allocate your purchase payments and Contract Value to a limited subset of the investment options that are available under the contract if you did not have one of these riders. The Funds available with these riders, including certain that are advised by an affiliate of ours, employ risk management strategies that are intended to manage the Fund’s volatility or reduce downside exposure of the Fund during significant market downturns. During rising markets, these strategies may result in your Contract Value rising less than would have been the case if you had been invested in a Fund without these risk management strategies. If you allocate your Contract Value to these Funds, your Contract Value may, however, decrease less in a declining market than would have been the case if you had been invested in Funds without these strategies.

Limiting downside exposure and reducing volatility of these Funds may have the effect of mitigating the financial risks to which we are subjected by providing the guaranteed benefits under the riders. If these strategies are successful in limiting downside exposure and reducing volatility, we expect to benefit from a reduction of the risks arising from our guarantee obligations, to reduce our costs to purchase hedge investments to manage the risks of our guarantee obligations, and to reduce our regulatory capital requirements associated with our guarantee obligations. Our interest in reducing loss and the volatility of Contract Values may be deemed to present a potential conflict of interest with respect to the interest of contractowners. Additionally, these risk management strategies may also suppress the value of your guaranteed rider benefit that is eligible for periodic benefit step-ups or resets because your benefit base is available for step-ups or resets only when your Contract Value is higher than your benefit base.

These Funds are also available investment options under the contract with other riders or without any riders. For more information about the Funds and the investment strategies they employ, please refer to the Funds' current prospectuses. For a free copy of the Fund prospectuses, call 1-888-925-6446.

Transfers. Any transfer request or change in allocation or rebalance instructions must comply with the applicable investment restrictions. Any transfer request from one Category to another must result in an allocation that continues to meet the investment restrictions. If you make a transfer within a Category, you will still be deemed to have met the investment restrictions, even if your Contract Value has increased beyond the percentage limit. Please note that a transfer request will not update your purchase payment allocation or rebalance instructions. You must provide us separate instructions to change your purchase payment allocation or rebalance instructions.

Classifications. We have classified investment options into the above Categories based on the fund’s characteristics and our determination of their risk. If a new investment choice is added to your contract, we will determine which of the above Categories, if any, it will be placed in. We may reassess our determination of risk based on characteristics such as investment objective, strategy or holdings and may change the classification of any investment option in the individual Categories with advance written notice to you. We may limit the availability of any Asset Allocation Model or any investment option under the riders. We may apply any changes to future purchase payments and transfer requests. Any such changes to transfer requests will not apply to transfers out of the Enhanced DCA account. If an existing investment option becomes unavailable for the allocation of future purchase payments and you wish to make additional purchase payments, you will need to provide us updated allocation instructions that comply with the restrictions described above in this section. If a change in classification applies to future transfer requests, any transfer request you make must comply with the new investment restrictions. If you do not make any additional purchase payments or transfer requests after a change in classification, the new investment restrictions will not apply to you. If you fail to provide us with new instructions as described and your allocation of purchase payments or Contract Value violates the investment restrictions, your rider will be terminated.

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Please note that you may only be in one Asset Allocation Model at a time. Therefore, if an Asset Allocation Model to which your Contract Value is allocated becomes unavailable for the allocation of future purchase payments under your rider and you wish to make additional purchase payments, you will have to transfer your Contract Value to an Asset Allocation Model that is available under your rider.

Rebalancing. If it is permitted as described above in this section and you choose to allocate your purchase payments to an available Asset Allocation Model, at the end of each calendar quarter we will rebalance variable account values allocated within each Asset Allocation Model to maintain the mix of investments in the proportions established for each Asset Allocation Model. If you are required to or choose to allocate your purchase payments to individual investment options described above in this section, you must provide us with rebalance allocation instructions that comply with the Fund Category and percentage limitations described above for your rider. On each three-month anniversary of the date the applicable rider was added, we will rebalance your Contract Value in accordance with your rebalance instructions.

Termination. You will not violate the investment restrictions simply because your Contract Value in the Categories increases or decreases above or below the specified limits. You will violate the investment restrictions if you allocate purchase payments or Contract Value in a manner not specified above.

• If you have purchased the GLWB Plus, your rider will be cancelled if you violate the restrictions. Furthermore if you have the Premium Protection death benefit rider, Premium Protection Plus death benefit rider, the deferral credit rider or the 8-year guaranteed principal protection rider, it will also be cancelled.

• If you have purchased the Joint GLWB Plus, your rider will be cancelled if you violate the restrictions. Furthermore if you have the Joint Premium Protection death benefit rider, Joint Premium Protection Plus death benefit rider, the deferral credit rider or the 8-year guaranteed principal protection rider, it will also be cancelled.

• If you have purchased the GPP (2012), your rider will be cancelled if you violate the restrictions.

If one of these riders is terminated, a prorated annual rider charge will apply. Please see "Optional Death Benefit Riders," "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" and "Optional Guaranteed Principal Protection ('GPP')" for details.

Mixed and Shared Funding

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA’s participation in a Fund. Material conflicts could result from such things as:

• changes in state insurance law;

• changes in federal income tax law;

• changes in the investment management of any Fund; or

• differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive. There is no minimum number of contract owners required to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAA.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your Contract Value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable

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annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Changes in Your Contract

Changes in Applicable Law

We reserve the right to change your contract without your consent in order to comply with any laws and regulations that apply, including but not limited to, changes in the Internal Revenue Code, Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by the President, a Vice President or the Secretary of Ohio National Life. We will provide you notice of any contract change and amend this prospectus as applicable.

Risk of Increase in Current Fees and Expenses

Some riders’ fees may be currently charged at less than their maximum amounts. We may increase these expenses up to the maximum amounts. We will provide prior notice of when we will increase fees and amend the prospectus as applicable.

Risk of Contract Termination

Your contract will terminate if your Contract Value is reduced to zero. Your Contract Value can become zero due to the assessment of contract or rider charges after you have taken partial withdrawals and/or due to poor market performance. If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the “Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders” section later in this prospectus for more information.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 6.50% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The amounts may vary by broker-dealer. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

Surrenders and Partial Withdrawals.

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers or other benefits provided under the contract, cost of sales literature and prospectuses, and other expenses related to sales activity. If other fees or charges are being assessed in addition to the surrender charge, we will calculate the surrender charge first. The surrender charge is a percentage of your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

Years	Payment
1st	9%
2nd	8%

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3rd	7%
4th	6%
5th	5%
6th	4%
7th	2%
8th	1%
9th and later	0%

During each contract year, you may withdraw not more than 10% of the Contract Value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments.

Annuitization.

We do not assess a surrender charge if you annuitize your contract. See “Annuity Period — Annuity Options” later in this prospectus.

Death Benefit.

We do not assess a surrender charge upon any Proceeds paid to a beneficiary upon the death of the annuitant. See “Death Benefit — How will the Proceeds be paid to the beneficiary?” later in this prospectus.

Withdrawal Fee

We may also charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. This charge is to reimburse us for administrative processing expenses associated with a withdrawal. We are not currently charging the fee. We will provide 30 days notice prior to assessing a withdrawal fee.

Annual Contract Fee

Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the Contract Value. This helps to repay us for maintaining the contract for contracts under $50,000. This helps to cover expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The account expense charge is not sufficient to cover these expenses for contracts under $50,000. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.

Deduction for Account Expense Fee

At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for amounts not covered by the annual contract fee. Examples of these are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk Fee

We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, and except in the instance of the annuitant’s death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.15% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.15% on an annual basis. We may discontinue this limitation on our right to increase the deduction up to 1.15%. The mortality and expense risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

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Charges for Optional Benefits

There is an additional annual charge if you choose an optional benefit. See the individual discussion of each rider later in this prospectus for details on the riders and the amounts upon which the charges are based. The additional charge is made on each contract anniversary. Not all optional benefits are currently available or are available in all states. We reserve the right to terminate or modify these benefits for new contracts at any time.

If you choose one of the optional death benefit riders described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit	0.25%
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10%
Premium Protection or Joint Premium Protection death benefit at issue ages 71 through 75	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (No longer available for purchase.)	0.90%
(currently 0.45%)	(maximum charge)
5% GMDBR80 Plus (No longer available for purchase.)	0.45%

If you choose the GEB, as described under “Death Benefit,” the annual charge is the following percentage of your Contract Value on the contract anniversary:

GEB at issue ages through 70	0.15%
GEB at issue ages 71 through 75	0.30%
GEB “Plus” at issue ages through 70	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%

If you choose a GPP rider, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

GPP (2012)	0.90%
(currently 0.45%)	(maximum charge)

If you choose one of the GLWB riders, the annual charge is the following percentage of your GLWB base as described under “Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders:”

GLWB Plus*	2.00%
(currently 1.05%)	(maximum charge)
Joint GLWB Plus**	2.50%
(currently 1.35%)	(maximum charge)

____________

*	In those states where permitted, charge is 1.05% for contracts applied for on or after May 1, 2013. For other contracts, charge is 0.95%. See your representative for more information.
**	In those states where permitted, charge is 1.35% for contracts applied for on or after May 1, 2013. For other contracts, charge is 1.25%. See your representative for more information.

Transfer Fee

We may charge a transfer fee of $10 for each transfer of values from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your Contract Value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is

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currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your Contract Value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deductions for fund expense continue after annuity payments begin for the amounts which are allocated to a Fund.

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the Contract Value (minus any extra units credited) as of the date of cancellation. To revoke, you must return the contract to us within the free look period. We must receive your contract at our home office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period. In some states, we are required to return the greater of purchase payments received during the free-look period or Contract Value as of the Valuation Period the request for free-look is received by our Home Office. For contracts issued in such states, we reserve the right to allocate all purchase payments received during the free-look period to the Money Market Portfolio. On the next Valuation Period after the expiration of the free-look period, we will allocate your assets in the Money Market Portfolio to your requested investment options. We are currently not allocating purchase payments to the Money Market Portfolio during the free-look period, but reserve the right to do so with prior notice provided to contract owners. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase payments to be allocated to variable Funds will first be allocated to the Fixed Accumulation Account until the end of the free look period. If you are a California resident 60 years old or older and you do not elect to receive a return of your purchase payment, you will receive a refund of your Contract Value if you exercise your free look. For IRAs, you may get a refund of the greater of your purchase payments or the current Contract Value. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you.

Accumulation Period

Purchase Payments

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). (If you purchased your contract in Oregon, you may not make additional purchase payments.)

We currently limit your total purchase payments to $3,000,000. We reserve the right to limit your total purchase payments to the lesser of the following:

(a)  for any one contract, the lesser of 150% of your initial purchase payment (for example, $7,500 if your initial purchase payment was $5,000) or $1,000,000; and

(b)  for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

We will provide you prior written notice before we enforce the limits in (a) or (b) above.

If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored.

We reserve the right to require company approval prior to accepting purchase payments in excess of the above limits. We reserve the right to not allow any additional purchase payments or to limit additional purchase payments if you have purchased the Premium Protection rider, Joint Premium Protection rider, Premium Protection Plus rider, Joint Premium Protection Plus rider, GLWB Plus or Joint GLWB Plus. If you purchase one of these riders, we currently limit total purchase payments to $3,000,000. Please see the descriptions of the riders later in this prospectus.

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Extra Credit

We credit (from our general account) an extra amount to your contract each time you make a purchase payment. The extra credit equals 4% of each purchase payment. We allocate your extra credits pro rata to the subaccounts of VAA and to the Fixed Accumulation Account in the same ratio as the purchase payments. We are able to pay this extra 4% credit because (a) the contract’s surrender charge is higher than that of other similar contract that do not provide an extra credit, and (b) the sales representative receives a lower commission for selling this contract than for other similar contracts that do not provide an extra credit. Ohio National Life will profit to the extent revenues, if any, from higher surrender charges (paid only by those who surrender or withdraw money from the contract within eight years after their purchase payment) might exceed the amount of extra credits.

Extra credits are not part of the amount you will be paid if you use the free look option. We may not credit extra amounts on purchase payments you make within one year of a free withdrawal to the extent those purchase payments are less than the amount you withdrew. Extra credits within one year of death are not included in amounts payable for death benefits. Extra credits within one year of a stepped-up death benefit are not included in the increased death benefit amount. Extra credits within one year of your confinement are not included in amounts we pay under the Nursing Facility Confinement benefit. Extra credits within one year of your confinement remain part of your Contract Value, but they will not be included in amounts we pay under the Nursing Facility Confinement benefit. While extra credits are normally beneficial, you could be slightly worse off for having received an extra credit if the full amount of the credit is recaptured when there is negative investment performance:

•  during the period prior to exercise of free look rescission rights; or

• during the period (of no more than one year) between an extra credit and recapture of that credit upon payment of nursing facility confinement or death benefits if, and to the extent that, the loss on such a recapture exceeded prior extra credits and gains thereon

Extra Credits that we recover if you

• exercise your free look option,

• are paid a death benefit (including stepped-up death benefits), or

• are paid a Nursing Facility Confinement benefit will not exceed the maximum sales load that would apply to a normal surrender on that date.

We do not consider extra credits to be purchase payments or to be “investment in the contract” as described in Federal Tax Status.

Accumulation Units

Until the annuity payout date, the Contract Value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our home office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.

Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Unless otherwise prohibited by law, no contract is effective until the purchase payment is received and the contract is issued during the lifetime of the annuitant. If the annuitant dies before the contract is issued and we are not notified at our home

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office of the annuitant’s death, our sole obligation is to return the Contract Value to you or your estate upon notice and proof of the death of the annuitant.

You must send any additional purchase payments directly to our home office. They will then be applied to your contract according to your allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) at our home office on a valuation period (earlier when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Purchase Payments

You may allocate your Contract Values among up to 18 investment options including the variable subaccounts of VAA and to the Fixed Accumulation Account. We reserve the right to limit your allocation of purchase payments to no more than 10 of the available investment options. We will provide you prior written notice before we will limit you to no more than 10 investment options. The amount you allocate to any Fund or to the Fixed Accumulation Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office. Changes in allocation of purchase payments are not deemed effective until received by us at our home office. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Accumulation Unit Value and Accumulation Value

We set the original accumulation unit value of each subaccount of VAA for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or in a Dollar Cost Averaging Account.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2) the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the Contract Value (at least $300). You must make all surrender or withdrawal requests by providing Notice to us. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the Contract Value less any surrender charge and any premium tax charge that may apply. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Fixed Accumulation Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status” below.

If you request a surrender or withdrawal which includes Contract Values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared.

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Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3) such other periods as the Commission may order to protect security holders.

If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the “Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders” section later in this prospectus for more information.

Transfers among Subaccounts

You may transfer Contract Values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Fixed Accumulation Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such other services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, the transfer of Contract Values will only be permitted into the money market portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge, if any.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

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Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

• The number of transfers made in a defined period;

• The dollar amount of the transfer;

• The total assets of the portfolios involved in the transfer;

• The investment objectives of the particular portfolios involved in your transfers; and/or

• Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring Contract Values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

Effective Time for Purchase, Transfer or Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) on a valuation period (earlier on those days when the New York Stock Exchange closes early) will not become effective until the next business day.

However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at1-888-925-6446, or by accessing our web site at ohionational.com. You may also request transfers or make allocation changes on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

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Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Scheduled Transfers (Dollar Cost Averaging)

We administer a Dollar Cost Averaging (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount from the Fixed Accumulation Account or the Funds to any of the other subaccounts. There is no charge for participating in a DCA program. Each transfer under the DCA program must be at least $300. For a DCA program from a Fund, at least 12 transfers must be scheduled. For a DCA program from the Fixed Accumulation Account, at least three transfers must be scheduled. The DCA program is only available to contracts having a total accumulation value of at least $3,600. No transfer fees will be incurred for DCA transfers and they do not count against the 12 free transfers allowed each contract year. Unless you are in an Asset Allocation Model or unless other investment restrictions are applicable, a DCA program may be made with transfers from Funds or the Money Market Portfolio to any other Funds at any time during the contract.

A DCA program with transfers from the Fixed Accumulation Account to any other Funds may be made if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Fixed Accumulation Account may not exceed 2 years.

DCA generally has the effect of reducing the risk of purchasing at the top of a market cycle by reducing the average cost of indirectly purchasing Fund shares through the subaccounts to less than the average price of the shares on the same purchase dates. DCA transfers from the Fixed Accumulation Account or from a Fund with a stabilized net asset value, such as the Money Market Portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. In addition, in a rising market, DCA will produce a lower rate of return than will a single up-front investment.

The DCA program may be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfers. We reserve the right to not offer the DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the DCA program to existing contracts that are not currently enrolled in a DCA program.

Enhanced DCA Account.  We currently offer the Enhanced DCA program for initial purchase payments (or additional purchase payments of $3,600 or greater) which are allocated to the Enhanced DCA account that provides a fixed interest rate that is higher than the guaranteed minimum interest rate for the Fixed Accumulation Account. The Enhanced DCA account is a subset of our general account. The Enhanced DCA program is the same as the DCA program except as described in this section. The Enhanced DCA program requires the purchase payment be fully transferred from the account within specified periods of time. Each DCA transfer must be at least $300. An Enhanced DCA program can be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfer. Terminating this program will result in all remaining funds transferred to the subaccounts of your choice or to the Fixed Accumulation Account. We reserve the right to not offer the Enhanced DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the Enhanced DCA program for additional purchase payments.

Portfolio Rebalancing

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of Contract Value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

There is no charge for participating in portfolio rebalancing, and the transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

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Nursing Facility Confinement

We will not assess a surrender charge if you are confined to a state licensed or legally operated hospital or in-patient nursing home facility for at least 30 consecutive days. Extra units credited within one year before your confinement are not included in amounts we will pay under this benefit. This waiver of the surrender charge may not be available in all states. It only applies when:

•  the confinement begins after the first contract anniversary and before annuity payments begin;

• the contract was issued before your 80th birthday; and

• we receive the request for withdrawal, together with proof of the confinement, at our home office while you are confined or within 90 days after discharge from the facility.

Ohio National Life Employee Discount

We and our affiliated companies may offer a benefit in the form of additional premium on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This premium counts as additional income under the contract. If you apply for a contract on or after November 1, 2013, the amount of the benefit equals 2.5% of any purchase payments made. If you applied for a contract before November 1, 2013, the amount of the benefit equals 2.5% of all purchase payments made in the first contract year and 3.9% of purchase payments made in the second through sixth contract years. We allocate amounts in accordance with your current allocations in these amounts at the time the eligible person makes each payment. If an employee exercises his or her free look right, the full amount of the benefit will be deducted when we pay the free look proceeds.

Death Benefit

Basic Death Benefit

What does the beneficiary receive upon death of the annuitant before the annuity payout date?

If the annuitant dies before the annuity payout date, your contract provides for the beneficiary to receive Proceeds from the contract. The Proceeds equal (i) the Contract Value and (ii) any Death Benefit Adjustment, on the calculation date as described below. After the annuity payout date, unless a rider provides otherwise, your contract will no longer qualify for any Death Benefit Adjustment upon the death of the Annuitant.

What is the amount of the Death Benefit Adjustment?

The Death Benefit Adjustment is equal to the difference, if any, between the highest guaranteed death benefit amount and the Contract Value as of the calculation date as described below. The Death Benefit is used solely to calculate the Death Benefit Adjustment and is not an amount paid to the beneficiary.

The Death Benefit is the greatest of: (i) the total Contract Value (ii) net purchase payments less pro-rata withdrawals; or (iii) the stepped-up Death Benefit amount (as described in the paragraph below) if the contract has been in effect for at least 8 years, unless one of the riders added to your contract provides for a higher death benefit.

For the 8-year period beginning on the eighth contract anniversary, the stepped-up Death Benefit will be the greater of (i) the Contract Value as of the eighth anniversary or (ii) net purchase payments less pro-rata withdrawals made on or before the eighth anniversary. At the beginning of each later 8-year period (until the annuitant attains age 90), the stepped up Death Benefit will be the greater of (i) the Contract Value on that date or (ii) the death benefit as of the last day of the preceding 8-year period adjusted for any payments or withdrawals. The stepped-up Death Benefit amount is increased by purchase payments and decreased pro-rata by withdrawals made during each 8-year period after the eighth anniversary.

For purposes of the paragraphs above, “net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total Contract Value which resulted from the withdrawal.

If the Contract Value is equal to or greater than the Death Benefit on the calculation date as described below, then there is no Death Benefit Adjustment that will be added to the Proceeds. If the Contract Value is less than the Death Benefit on the calculation date as described below, then there is a Death Benefit Adjustment that will be added to the Proceeds. See the examples below.

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When are Contract Value and Death Benefit Adjustment calculated for purposes of this section?

The Contract Value is calculated as of the date that we receive proof of the annuitant’s death and satisfactory instruction from the beneficiary for the disposition of the contract.

The Death Benefit Adjustment is calculated as of the earlier of: (i) the date we are in receipt of proof of the annuitant’s death; or (ii) 90 days from the date of the annuitant’s death.

Examples of Death Benefit Adjustment calculation:

If the Contract Value on date of the Death Benefit Adjustment calculation is $100,000 and the Death Benefit is $85,000, then there is no Death Benefit Adjustment.

If the Contract Value on date of the Death Benefit Adjustment calculation is $85,000 and the Death Benefit is $100,000, then the Death Benefit Adjustment is $15,000 ($100,000 Death Benefit minus $85,000 Contract Value). $15,000 is added to the Money Market Portfolio until satisfactory instructions are received from the beneficiary as to settlement of the contract or the beneficiary gives us different investment instructions. If the Contract Value is $60,000 when we receive satisfactory instructions to settle the contract, then the beneficiary will receive $75,000 ($15,000 + $60,000). If the Contract Value is $120,000 when we receive satisfactory instructions, then the beneficiary will receive $135,000 ($15,000 + $120,000).

Where are the Proceeds invested before being paid out to a beneficiary?

From the date of the annuitant’s death until the Proceeds are paid to the beneficiary, unless the beneficiary elects to change the subaccount allocations, the Contract Value will remain invested in the subaccounts selected by the owner. If we have not yet received the required documents necessary to pay the Proceeds to the beneficiary, the amount equal to the Death Benefit Adjustment is added to the contract in the Money Market Portfolio.

What are the consequences of any change in the Contract Value before the Death Benefit Adjustment is calculated?

The beneficiary may decide to reallocate the Contract Value to different subaccounts in an effort to minimize the risk of market fluctuation. If the beneficiary elects to change the subaccount allocations before the date that the Death Benefit Adjustment is calculated, then any resulting change in Contract Value will have an impact on the Death Benefit Adjustment amount when it is calculated.

What are the consequences of any change in the Contract Value after the Death Benefit Adjustment is calculated?

Any change in the Contract Value, including, but not limited to market fluctuation, after the effective date of the Death Benefit Adjustment, and before we distribute the contract Proceeds, will affect the amount to be paid to the beneficiary. If the Contract Value increases or decreases, the amount of the Proceeds will be correspondingly increased or decreased. As such, the actual amount paid upon disposition of the contract may be more or less than the highest Death Benefit provided under your contract or optional riders.

How will the Proceeds be paid to the beneficiary?

The Proceeds will be paid to the beneficiary in a single sum unless you or the beneficiary(ies) elect settlement under one or more settlement options. If there are multiple beneficiaries and the owner has not selected a settlement option, all the beneficiaries must agree on a settlement option or the payout value will be paid in lump sums to all of them proportionally. We must receive all required documentation or forms (for example, the claim form and certified death certificate) from all beneficiaries before the Proceeds will be distributed. (Please contact us at 1-888-925-6446 for more information about the documentation and forms we require.) If we are unable to locate one of the beneficiaries, we will provide written notice to his or her last known address. If he or she does not respond to us within 30 days, his or her portion of the Proceeds will revert to the state as unclaimed property. We do not assess a surrender charge on any Proceeds paid to a beneficiary. A spouse who elects to continue the contract will not be assessed a surrender charge on the Proceeds, but will be assessed a surrender charge in accordance with the “Surrender Charge” provision of this prospectus on any additional purchase payments that the spouse makes to the contract.

Unless otherwise designated by the contract owner before the date of annuitant’s death, the beneficiary may elect one of the following settlement options:

(1) Five Year Continuance — Beneficiary may elect to receive the Proceeds over a period of five years or less from the date of the annuitant’s death. All Proceeds must be liquidated within the five year period that begins on the date of the annuitant’s death.

(2) Beneficiary Stretch — Beneficiary may elect to receive the Proceeds in the form of required minimum distributions each year. This option must be elected within twelve months from the date of the annuitant’s death. The amounts of the annual minimum distributions must comply with applicable federal tax regulations and

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withdrawals of lesser or greater amounts may subject you to adverse tax consequences. Please consult your tax advisor for advice on how the Beneficiary Stretch option would affect you.

(3) Immediate Annuitization — Beneficiary may elect to annuitize the annuity but must do so within twelve months from the date of the annuitant’s death.

(4) Lump Sum Distribution — Beneficiary may elect a lump sum distribution.

If the sole, primary beneficiary is the surviving spouse of the owner and annuitant and there is either no surviving owner or the surviving spouse is also the sole surviving owner, the spouse may continue the contract as the owner and annuitant, or choose one of the settlement options listed above.

Not all of the settlement options may be available if the beneficiary is not a natural person.

Other considerations:

We may require any designated beneficiary have an insurable interest in the life of the annuitant. We will notify you when we issue the contract or when you request a beneficiary change if we are unable to accept your designated beneficiary.

Any guarantees under the contract or death benefit riders that exceed the value of your interest in the separate account VAA are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

Optional Death Benefit Riders

Annual Stepped-Up Death Benefit.

In those states where permitted, we may offer an optional annual stepped-up death benefit at the time the contract is issued. With that option, the Death Benefit on the first contract anniversary will be the greater of (a) the Contract Value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the Contract Value on that anniversary date or (b) the death benefit as of the last preceding anniversary adjusted for any purchase payments or withdrawals. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. There is an annual rider charge of 0.25% of the optional death benefit amount. You cannot purchase the annual stepped-up death benefit once the annuitant is 76 years old.

Premium Protection Riders.

In those states where permitted, we offer the Premium Protection death benefit rider (“Premium Protection rider”) at the time the contract is issued. In the future, we may, at our sole option, offer this rider after the contract is issued, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the GLWB Plus, a deferral credit rider or the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 76 years old.

Death Benefit.

With the Premium Protection rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments and decreased dollar for dollar for withdrawals up to your maximum annual withdrawal under your respective GLWB rider, whereas the basic Death Benefit provided for under the contract is reduced on a pro rata basis for withdrawals.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

Please note that withdrawals you take under the GLWB Plus (including maximum annual withdrawals) reduce the GMDB amount under this rider. Therefore, you should carefully consider whether this rider is appropriate for you.

Excess Withdrawals.

When computing the Premium Protection rider Death Benefit, the GMDB amount also is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your

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GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal for the Premium Protection rider as well as for the GLWB riders.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GMDB amount decreases to $95,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under the GLWB rider, which is $1,000. Your GMDB amount will be reduced to $93,882, i.e. $95,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,118 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, which is $5,000, your GMDB amount is $95,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $94,000 ($95,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $826 ($1,000/$115,000 x $95,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of the withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Charge.

There is an annual charge for the Premium Protection rider for annuitant issue ages through age 70 of 0.10% of your GMDB amount. For annuitant issue ages 71 through 75, there is an annual charge for this rider of 0.25%. We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

• your GMDB amount is reduced to zero;

• your Contract Value goes to zero because of an excess withdrawal;

•  your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation;

•  you transfer or assign your contract or the benefits under the rider, except in the case of spousal continuation; or

• you exercise the 8-year guaranteed principal protection rider.

Since you may have the Premium Protection rider only if you have the GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection rider as well. If you have purchased the Premium Protection rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection rider will be cancelled.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an

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excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection (Joint Life).

In those states where permitted, we may also offer a joint life version of the Premium Protection rider (“Joint Premium Protection”). The Joint Premium Protection rider is the same as the Premium Protection rider except as described below.

The Joint Premium Protection rider is available only when purchased in conjunction with the Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other rider except the Joint GLWB Plus, a deferral credit rider or the 8-year guaranteed principal protection rider.

Allowable annual withdrawals begin under the Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw annually under the Joint Premium Protection rider will depend on the age of the youngest Participating Spouse and reduce the GMDB amount on a dollar for dollar basis. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59½ years old. (Please see the description of the Joint GLWB Plus later in this prospectus for more details on the youngest Participating Spouse.)

Premium Protection Plus Riders.

In those states where permitted, in the past we offered the Premium Protection Plus death benefit rider (“Premium Protection Plus rider”) at the time the contract was issued. The Premium Protection Plus rider differs from the Premium Protection rider in that a withdrawal that is not an excess withdrawal does not decrease the GMDB amount up to the contract anniversary after the annuitant turns 85, after which time the GMDB amount is decreased for such withdrawals on a dollar for dollar basis, and the GMDB amount may step-up to your Contract Value on the seventh rider anniversary. In the future, we may, at our sole option, offer this rider to existing contracts, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the GLWB Plus, a deferral credit rider or the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 71 years old.

Death Benefit.

With the Premium Protection Plus rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments. You may take withdrawals up to your annual maximum annual withdrawal under your respective GLWB rider until the contract anniversary after the annuitant turns 85 without reducing the GMDB amount. Following the

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contract anniversary after the annuitant turns 85, withdrawals up to your maximum annual withdrawal under your GLWB rider reduce the GMDB amount dollar for dollar.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

The Premium Protection Plus rider provides for a one-time step-up of the GMDB amount on the seventh rider anniversary. If, on the seventh rider anniversary, your Contract Value is greater than the GMDB amount, we will set your GMDB amount equal to your Contract Value.

Excess Withdrawals.

When computing the Premium Protection Plus rider Death Benefit, the GMDB amount is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume the annuitant is 65 and your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Because the annuitant is less than 85 years old, your GMDB amount is not reduced for that portion of the withdrawal that is equal to your maximum annual withdrawal, $5,000. Your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under your GLWB rider, which is $1,000. Your GMDB amount will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GMDB amount remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection Plus rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of your withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Charge.

There is an annual charge for the Premium Protection Plus rider of 0.45% of your GMDB amount. We may increase the charge for this rider on the seventh rider anniversary if your GMDB amount is set equal to your Contract Value. The new charge will be no higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 0.90%. If we notify you of a charge increase effective upon the step-up on the seventh rider anniversary, you may decline to accept an increase in the charge for the rider by declining the step-up within 30 days in a form acceptable to us.

We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection Plus rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection Plus rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

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• your GMDB amount is reduced to zero;

• your Contract Value goes to zero because of an excess withdrawal;

•  you enter the Lifetime Annuity Period under your GLWB rider because your Contract Value is reduced to zero (other than by an excess withdrawal);

•  your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation;

• you transfer or assign your contract or the benefits under the rider, except in the case of spousal continuation; or

• you exercise the 8-year guaranteed principal protection rider.

Since you may have the Premium Protection Plus rider only if you have the GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection Plus rider as well. If you have purchased the Premium Protection Plus rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection Plus rider will be cancelled.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take until the contract anniversary after the annuitant is 85 years old will not reduce the GMDB amount. Any RMD you take following the contract anniversary after the annuitant is 85 will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection Plus (Joint Life).

In those states where permitted, in the past we also offered a joint life version of the Premium Protection Plus rider (“Joint Premium Protection Plus”). The Joint Premium Protection Plus rider is the same as the Premium Protection Plus rider except as described below.

The Joint Premium Protection Plus rider is available only when purchased in conjunction with the Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other rider except the Joint GLWB Plus, a deferral credit rider or the 8-year guaranteed principal protection rider.

Allowable annual withdrawals begin under the Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw under the Joint Premium Protection Plus rider will depend on the age of the youngest

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Participating Spouse. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59½ years old. (Please see the description of the Joint GLWB Plus later in this prospectus for more details on the Participating Spouse.)

5% GMDBR80 Plus.

In those states where permitted, in the past we offered the 5% GMDBR80 Plus at the time the contract was issued. You cannot purchase this rider once the annuitant is 76 years old.

With the 5% GMDBR80 Plus, the death benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80, at an effective annual rate of 5% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. Values in the Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 5% or the rate being credited to the Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with 5% GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals.

Any withdrawals in a contract year equal to or less than 5% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 5% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the Contract Value was reduced because of the withdrawal in excess of 5%. There is an additional annual charge for this option of 0.45% of the 5% GMDBR80 Plus amount.

Gain Enhancement Benefit.

In those states where permitted, we may offer Gain Enhancement Benefit (“GEB”) riders at the time the contract is issued. You cannot purchase these riders once the annuitant is 76 years old. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant’s death:

• 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals; or

• 40% of the lesser of (a) two and a half times net purchase payments less pro rata withdrawals, or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals. This is the GEB “Plus.”

For the regular GEB option, there is an additional annual charge of 0.15% of the Contract Value (or 0.30% if the annuitant is age 71 to 75 when your contract is issued). If you choose the GEB “Plus,” the charge is 0.30% of the Contract Value (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options. If you choose GEB, you cannot later discontinue it. That means even if the GEB will be of no further benefit to you, you will continue to be charged for it.

Summary.

The following is a summary of the currently available optional death benefit riders. For complete details on the riders, see the individual descriptions above.

Optional Rider	Features	Who may want to consider the Rider	Charge
Annual Stepped-Up Death Benefit

• Guarantees that the death benefit will be the greater of total purchase payments or the highest contract anniversary value.

• Increases the death benefit to the contract value, adjusted for subsequent purchase payments and withdrawals.

• Stops accumulating at contract anniversary after annuitant’s 85th birthday.

• Cannot purchase once the annuitant is

		Those who wish to protect their death benefit from market downturns by locking in gains on every contract anniversary.	0.25% (maximum and current)

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76.
Premium Protection (Single Life)

• Guarantees a death benefit equal to your purchase payments, adjusted for withdrawals.

• Adjusted dollar for dollar on annual withdrawals that do not exceed the allowable withdrawals under the GLWB Plus.

• Reduced by the greater of the excess dollar amount of the withdrawal or the pro rata reduction for any withdrawals that are excess withdrawals under the GLWB Plus.

• Continues if Contract Value is reduced to zero.

• Cannot purchase once the annuitant is 76.

• Sold only in conjunction with GLWB Plus.

		Those who want to ensure, through the GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)
Premium Protection (Joint Lives)	• Like Premium Protection except for the following: o Sold only in conjunction with Joint GLWB Plus.	Those who want to ensure, through the Joint GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)
GEB

• Pays an additional death benefit of 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) total Contract Value on the date of death minus net purchase payments less pro rata withdrawals.

• Benefit will never exceed $1,000,000.

• Cannot purchase once the annuitant is 76 years old.

		Those who wish to maximize the amount left to their beneficiaries	For issue ages through 70: 0.15% (maximum and current) For issues ages 71-75: 0.30% (maximum and current)
GEB Plus

• Pays an additional death benefit of 40% of the lesser of (a) 2½ times net purchase payments less pro rata withdrawals or (b) total Contract Value on the date of death minus net purchase payments less pro rata withdrawals.

• Benefit will never exceed $1,000,000.

• Cannot purchase once the annuitant is 76 years old.

		Those who wish to maximize the amount left to their beneficiaries	For issue ages through 70: 0.30% (maximum and current) For issues ages 71-75: 0.60% (maximum and current)

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Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law, or we may agree to waive it or to allow the annuitant to defer receiving annuity payments. If you choose to defer receiving annuity payments, unless a rider provides otherwise, your contract will no longer qualify for any guaranteed living benefit or the Death Benefit Adjustment upon the death of the Annuitant.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the Contract Value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):

Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the Contract Value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the Contract Values immediately before the annuity payout date.

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If no election is in effect on the annuity payout date, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the Contract Value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 2000 Mortality Table Projected to 2010 under Scale G (which is a method of projecting individual annuity valuation mortality tables based on industry best practices) with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing Notice to us in writing at our home Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity units of the Funds to which you are changing. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

Optional Living Benefit Riders

Optional Guaranteed Principal Protection (“GPP”)

In those states where permitted, we may offer the GPP (2012) rider when you apply for the contract. We may, at our sole option, also offer the GPP (2012) rider to existing contracts, in which case it may be added on a contract anniversary, if the annuitant is then under age 80. GPP (2012) is not available when your contract includes any GLWB rider.

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If you continue the GPP (2012) rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible Contract Value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total Contract Value to increase it to the “guaranteed principal amount” if the eligible Contract Value at the end of the 10-year term is less than the guaranteed principal amount. The guaranteed principal amount is the Contract Value:

(a) as of the first day of the rider’s term or

(b) the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c) reduced pro rata for any withdrawals you made.

Contract Value attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed principal amount and do not count as part of your eligible Contract Value at the end of the term for purposes of determining the benefit amount.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GPP (2012), are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

With the GPP (2012), you must allocate your purchase payments and Contract Value (a) to the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account or to any of the other Asset Allocation Models. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GPP (2012) rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

You may cancel the GPP (2012) rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP (2012) rider does not affect any other contract features.

The charge for the GPP (2012) rider is made on each contract anniversary at the rate of 0.45% of the average of your guaranteed principal amount at the beginning and the end of each contract year. We may increase the charge for the GPP (2012) on any contract anniversary that you reset the rider. That means if you never reset your GPP (2012), we will not increase your charge. The new charge will be no higher than the then current charge for new issues of this rider or if we are not issuing this rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 0.90% of the average of your guaranteed principal amount at the beginning and the end of each contract year. This charge will discontinue if the GPP (2012) rider is cancelled.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed principal amount under the new GPP (2012) 10-year term will be your total Contract Value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP (2012) 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP (2012) rider’s guaranteed principal amount at the current Contract Value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term.

If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP (2012) rider may also be continued.

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders

This section describes the optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) riders that we may offer. Not all of the riders may be available in all states. You may only have one of the GLWB riders on your contract.

Subject to the conditions described below, the GLWB riders provide a guaranteed level of withdrawals from your contract in each contract year for the lifetime of the annuitant beginning when the annuitant is age 59½. The GLWB riders may help protect you from the risk that you may outlive your income.

GLWB Plus

We currently offer the GLWB Plus rider when you apply for the contract. In the future we may, at our sole option, offer the GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the

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GLWB Plus rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, Premium Protection Plus death benefit, the deferral credit rider, or the 8-year guaranteed principal protection rider. You may not purchase the rider once the annuitant is 86 years old.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as guarantees associated with the GLWB Plus rider, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB Plus rider, you may take annual withdrawals up to a maximum amount regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal under the rider and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value, the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider and the guaranteed principal amount under the 8-year guaranteed principal protection rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB Plus.

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value, after deducting any applicable charges for the contract or any rider you have, (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB Plus will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB Plus rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB Plus, there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides a credit to your GLWB base of 6% simple interest (for riders applied for on or after March 25, 2013) of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 6% simple interest is referred to as an annual credit.) You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for any annual credit for the year in which you took the withdrawal.

The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the prior contract anniversary, plus

(b) net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c) 6% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 6% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If the

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GLWB base is adjusted due to an excess withdrawal and is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

For riders applied for between December 3, 2012 and March 25, 2013, the annual credit is 7%. For riders applied for before December 3, 2012, the annual credit is 8%.

We reserve the right to change the annual credit rate for the GLWB Plus on new riders issued in the future.

Deferral Credit Rider.

If you applied for the GLWB Plus before December 3, 2012, we issued a deferral credit rider with age requirements. With this deferral credit rider, if you take no withdrawals until the later of (i) the rider anniversary immediately following the annuitant’s 70th birthday (youngest Participating Spouse’s 70th birthday with the Joint GLWB Plus) or (ii) your tenth rider anniversary, we guarantee that your GLWB base on the later of such dates will be at least:

(a) 200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments made in the first contract year the rider is in effect, plus

(b) any net purchase payments made after the first contract year the rider is in effect; plus

(c) any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments made after the first contract year the rider is in effect.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the later of the tenth rider anniversary or the annuitant’s 70th birthday will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the later of the tenth rider anniversary or the annuitant’s 70th birthday will be at least $400,000. If you also make an additional purchase payment in year three of $50,000 and the annuitant is 60 years old or older when the rider is issued, for riders applied for before December 3, 2012, we guarantee your GLWB base on the tenth rider anniversary will be at least $482,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three + $32,000 (8% annual credits earned on the $50,000 additional purchase payment for years three through ten).

There is no additional annual charge for the deferral credit rider with age requirements.

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the GLWB Plus rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GLWB base remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB Plus rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

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Maximum Annual Withdrawals.

The maximum amount you may withdraw in a contract year under the GLWB Plus rider without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin. For GLWB Plus riders applied for on or after May 1, 2013, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 69	4.50%
70 to 74	5.00%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for on or after March 25, 2013 and before May 1, 2013, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	4.50%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for before March 25, 2013, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	5.00%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

In the future, we may offer GLWB Plus riders that have different maximum annual withdrawal percentages.

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described under “GLWB base.” You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of the pro-rata or dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

You may withdraw the maximum annual withdrawal amount under the GLWB Plus rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Withdrawals under the GLWB Plus will be deducted pro-rata from the investment options you have selected.

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Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB Plus (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

Example.

Please see Appendix D for a detailed example of how the annual credit base and withdrawals work with the GLWB Plus.

Lifetime Annuity Period.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB Plus rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except for the Premium Protection death benefit rider or the Premium Protection Plus death benefit rider which continue if you enter the Lifetime Annuity Period on the contract anniversary following the annuitant’s 95th birthday, the contract will only provide the benefits under the GLWB Plus rider.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59½ years old and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. Then, you will begin receiving the lifetime annuity on the first day of the month following the first contract anniversary in the Lifetime Annuity Period.

If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on your Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge, if applicable, against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

With the GLWB Plus rider, we will delay the annuity payout date under your contract (which is not later than the first of the month following the annuitant’s 90th birthday) to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB Plus rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

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You should consult with your registered representative to determine which payout option is best for you.

Charge.

If you choose the GLWB Plus rider, there is an annual charge of 1.05% of the GLWB base (0.95% for riders applied for before May 1, 2013). The charge for the GLWB Plus rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. For the GLWB Plus, we guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB Plus rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for your GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated for any reason, or (iv) you annuitize your contract.

Investment Restrictions.

In order to have the GLWB Plus rider, you must allocate your purchase payments and Contract Value (a) to the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account or to any of the other Asset Allocation Models. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GLWB Plus rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

If you have the GLWB Plus, the investment options available to you for the allocation of your purchase payments and Contract Value are much more limited than the investment options available under the contract without the rider. The investment options available if you do not have the GLWB Plus offer the potential for more variability in their returns, either higher or lower. The investment options with the GLWB Plus seek to moderate overall volatility or hedge against downmarket volatility. Other investment options that are available if you do not select the GLWB Plus may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the limited investment options with the GLWB Plus meet your investment objectives and risk tolerance.

Guaranteed Principal Protection with the GLWB Plus

With the GLWB Plus, we will issue a guaranteed principal protection rider at the time the GLWB Plus rider is issued. Effective March 25, 2013, this guaranteed principal protection rider will not be available. With this rider, if you do not make any withdrawals in the first 8 years the rider is in effect and you elect to exercise the benefit, we guarantee that your Contract Value at the end of the eight-year term will not be less than it was at the beginning of the 8-year term. If you elect to exercise the benefit, on the last day of the 8-year term if your “eligible contract value” is less than the guaranteed principal amount, we will add an amount to your Contract Value to increase the eligible contract value to the guaranteed principal amount.

If this rider is added when your contract is issued, your eligible contract value is equal to your initial purchase payment plus any purchase payments you make within the first 6 months after your contract is issued. If this rider is added after the contract is issued, the eligible contract value is equal to your Contract Value on the date the rider is added. Your eligible contract value is adjusted for any gains or losses in your Contract Value due to performance of the investment options you have selected. It is also reduced by the dollar amount of any withdrawals you take and for applicable rider and contract charges.

The guaranteed principal amount is your Contract Value as of the first day of the rider’s term (plus, if the rider is added when the contract is issued, any purchase payments you make in the first 6 months) reduced pro rata for any withdrawals you make during the 8 year term. A pro rata reduction means that a withdrawal will reduce the guaranteed principal amount by the same percentage the withdrawal reduces the eligible contract value. For example, assume (i) your eligible contract value is $200,000; (ii) your guaranteed principal amount is $100,000 and (iii) you take a withdrawal of $50,000. Your eligible

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contract value would be reduced to $150,000 ($200,000 – $50,000). Your guaranteed principal amount would be reduced by the same percentage (25%) to $75,000.

You must elect to exercise this benefit by providing Notice to us within 15 days of the 8th rider anniversary. If you elect to exercise this benefit, your GLWB Plus rider, any Premium Protection or Premium Protection Plus riders and any deferral credit rider you have will terminate and you will receive no further benefits under those riders.

There is no charge for this guaranteed principal protection rider in conjunction with the GLWB Plus.

This 8-year guaranteed principal protection rider will terminate when the GLWB Plus rider terminates. Also, this rider will terminate upon (i) the expiration of its 8-year term if it is not elected on, or up to 15 days after, the 8th rider anniversary; (ii) commencement of any annuity option or (iii) the death of the Annuitant, except in the case of Spousal Continuation.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB Plus rider without it affecting your GLWB base. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base. You may withdraw your RMD under the GLWB Plus rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB Plus.

Termination.

The GLWB Plus rider will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in the rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB Plus rider will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies or you transfer or assign your contract or the benefits under the GLWB Plus rider. The GLWB Plus terminates if you have chosen the optional guaranteed principal protection with it and elect to exercise that feature on the 8th rider anniversary. If you choose the GLWB Plus, it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB Plus rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or on or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die on or after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime

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Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus

We also currently offer a Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus rider (“Joint GLWB Plus”) at the time the contract is issued. The Joint GLWB Plus differs from the GLWB Plus because allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Because of this, the surviving spouse’s income will not decrease upon the annuitant’s death if he or she was in Lifetime Withdrawal Period at the time of death. Subject to the conditions described, the Joint GLWB Plus rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you and your spouse. The Joint GLWB Plus rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB Plus differs from electing spousal continuation under the GLWB Plus because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB Plus. If you elect the GLWB Plus, instead of the Joint GLWB Plus, the GLWB base could be reduced to the current Contract Value upon spousal continuation. With the Joint GLWB Plus, however, the GLWB base upon spousal continuation will always be the greater of Contract Value or the current GLWB base as described below. The Joint GLWB Plus has a higher charge than the GLWB Plus.

We may, at our sole option, offer the Joint GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not add the rider once either spouse is 86 years old. The Joint GLWB Plus rider is the same as the GLWB Plus rider except as described below.

The maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider without reducing your GLWB base is based upon the youngest participating spouse’s age when withdrawals begin. For Joint GLWB Plus riders applied for on or after May 1, 2013, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	3.75%
65 to 69	4.00%
70 to 74	4.50%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

For Joint GLWB Plus riders applied for on or after March 25, 2013 and before May 1, 2013, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	3.75%
65 to 74	4.00%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

For Joint GLWB Plus riders applied for before March 25, 2013, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	4.50%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

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In the future, we may offer Joint GLWB Plus riders that have different maximum annual withdrawal percentages.

The Joint GLWB Plus rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the GLWB Plus rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

•  when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will continue to be charged for the Joint GLWB Plus rider.

Under the Joint GLWB Plus rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB Plus rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Joint GLWB Plus is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Joint GLWB Plus rider, there is an annual charge of 1.35% of the GLWB base (1.25% for riders applied for before May 1, 2013). We may increase the charge for the Joint GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.50% of the GLWB base for the Joint GLWB Plus.

The 8-year guaranteed principal protection rider and deferral credit rider are not available for Joint GLWB Plus riders applied for on or after December 3, 2012.

If we are required by state law, we will allow civil union partners to purchase the Joint GLWB Plus rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Joint GLWB Plus rider versus the GLWB Plus rider. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions.

You will enter the Lifetime Annuity Period when (a) the youngest Participating Spouse is at least 59½ years old, and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. In that scenario, we will make the first payment immediately upon the youngest Participating Spouse reaching age 59½. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB Plus rider (as based on the youngest Participating Spouse’s age) until the death of the last surviving Participating Spouse.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and upon your death your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

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Summary of Optional Living Benefit Riders.

The following is a summary of the currently available optional living benefit riders. For complete details on the riders, see the individual descriptions above.

Optional Rider	Features	Who may want to consider the Rider	Charge
GPP (2012) rider

• Guarantees return of principal without annuitization on the 10th rider anniversary if you take no withdrawals.

• If, at the end of the rider’s ten-year term, the eligible Contract Value is less than the guaranteed principal amount, the difference will be added to the contract.

• The guaranteed principal amount is adjusted pro-rata for any withdrawals.

• Investment restrictions (fewer investment options available).

• Cannot purchase once the annuitant is 80.

		Those who are afraid of market risk and want to invest without fear of losing their original principal.	0.90% (maximum) 0.45% (current)
GLWB Plus

• Provides a guaranteed level of withdrawals in each contract year beginning when the annuitant is 59½ for the lifetime of the annuitant.

• Excess withdrawals reduce the GLWB base by the greater of a pro-rata reduction or the dollar amount of the withdrawal.

• GLWB base steps-up to current Contract Value each contract anniversary, if higher.

• 6% annual credit to the GLWB base for each of the first ten years if you take no withdrawals.

• Investment restrictions (fewer available investment options).

• Cannot purchase once the annuitant is 86.

		Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for a single life.	2.00% (maximum) 1.05% (current)
Joint GLWB Plus

• Like the GLWB Plus except that it provides a guaranteed level of withdrawals in a contract year beginning when the youngest spouse is 59½ for the lifetime of the annuitant and the surviving spouse.

• Available to two people who are legally married at the time the rider is issued.

• Spousal continuation provides for a higher potential GLWB base upon the death of the first spouse.

• Investment restrictions (fewer available investment options).

• Cannot purchase once either spouse is 86.

		Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for both spouses.	2.50% (maximum) 1.35% (current)

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Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

• the annuitant,

• a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

• the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

• as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-888-925-6446 (8:30 a.m. to 4:30 p.m., Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

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Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a “regulated investment company” under Subchapter M of the Code. The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

Under tax regulations, all contracts issued in the same calendar year to the same owner should be treated as one contract for tax reporting purposes, so that cost basis and gain will be aggregated for the purpose of determining the taxable portion of any withdrawal.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

• received on or after the taxpayer reaches age 59 ½;

• made to a beneficiary on or after the death of the annuitant;

•  attributable to the taxpayer’s becoming disabled;

• made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•  from a contract that is a qualified funding asset for purposes of a structured settlement;

•  made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

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• incident to divorce;

• a qualified reservist distribution; or

• a distribution from an IRA for a first home purchase;

• taken from an IRA for higher education expenses; or

• taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

• attains age 59 ½,

• separates from the employer’s service,

• dies,

• becomes disabled as defined in the Code, or

• incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 ½, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 ½. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code.

Form 6802	51

Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

Form 6802	52

Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to revoke the contract for a full refund within 10 days after you receive it (or a longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current Contract Value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds may first be allocated to the Money Market Portfolio until the end of the free look period. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase payments to be allocated to variable Funds will first be allocated to the Fixed Accumulation Account until the end of the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our home office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $61,000 in 2015, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $61,000 and $71,000. For married couples filing jointly, the applicable dollar limitation is $98,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $98,000-$118,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $71,000 for individuals and $118,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,500 in 2015 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2015. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,500 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $18,000 for 2015.

Form 6802	53

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $53,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the Contract Value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $11,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $11,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. Note – you are limited to one rollover per year regardless of how many IRA contracts you own. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you

Form 6802	54

are not at least age 59 ½ or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 ½ or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 ½ or are disabled.

Distribution at Retirement

Once you have attained age 59 ½ (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 ½ or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments are calculated by dividing your account balance by the distribution period shown on the Uniform Lifetime Table published by the Internal Revenue Service. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, applied to purchase an immediate annuity for the beneficiary or applied to purchase a beneficiary IRA which will pay out over the beneficiary’s life expectancy. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” In 2015, contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $193,000 for married individuals filing jointly and less than $131,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $183,000 and $193,000 for married and between $116,000 and $131,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

All or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 ½; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year

Form 6802	55

for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 ½. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $12,500 in 2015. Employees age 50 and older may contribute an additional $3,000 in 2015. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form 6802	56

Illustration of IRA Fixed Accumulations

Year	$1,000 Annual Contribution	$1,000 One Time Contribution	Year	$1,000 Annual Contribution	$1,000 One Time Contribution
1	$1,020.00	$1,020.00	36	$53,034.25	$2,039.87
2	$2,060.40	$1,040.40	37	$55,114.94	$2,080.67
3	$3,121.61	$1,061.21	38	$57,237.24	$2,122.28
4	$4,204.04	$1,082.43	39	$59,401.98	$2,164.73
5	$5,308.12	$1,104.08	40	$61,610.02	$2,208.02
6	$6,434.28	$1,126.16	41	$63,862.22	$2,252.18
7	$7,582.97	$1,148.68	42	$66,159.47	$2,297.22
8	$8,754.63	$1,171.65	43	$68,502.66	$2,343.16
9	$9,949.72	$1,195.08	44	$70,892.71	$2,390.02
10	$11,168.71	$1,218.98	45	$73,330.56	$2,437.82
11	$12,412.09	$1,243.36	46	$75,817.18	$2,486.58
12	$13,680.33	$1,268.23	47	$78,353.52	$2,536.31
13	$14,973.94	$1,293.59	48	$80,940.59	$2,587.04
14	$16,293.42	$1,319.46	49	$83,579.40	$2,638.78
15	$17,639.28	$1,345.85	50	$86,270.99	$2,691.56
16	$19,012.07	$1,372.77	51	$89,016.41	$2,745.39
17	$20,412.31	$1,400.23	52	$91,816.74	$2,800.30
18	$21,840.56	$1,428.23	53	$94,673.07	$2,856.31
19	$23,297.37	$1,456.79	54	$97,586.53	$2,913.44
20	$24,783.32	$1,485.93	55	$100,558.26	$2,971.71
21	$26,298.98	$1,515.65	56	$103,589.43	$3,031.14
22	$27,844.96	$1,545.96	57	$106,681.22	$3,091.76
23	$29,421.86	$1,576.88	58	$109,834.84	$3,153.60
24	$31,030.30	$1,608.42	59	$113,051.54	$3,216.67
25	$32,670.91	$1,640.59	60	$116,332.57	$3,281.00
26	$34,344.32	$1,673.40	61	$119,679.22	$3,346.62
27	$36,051.21	$1,706.87	62	$123,092.81	$3,413.55
28	$37,792.23	$1,741.01	63	$126,574.66	$3,481.82
29	$39,568.08	$1,775.83	64	$130,126.16	$3,551.46
30	$41,379.44	$1,811.35	65	$133,748.68	$3,622.49
31	$43,227.03	$1,847.58	66	$137,443.65	$3,694.94
32	$45,111.57	$1,884.53	67	$141,212.53	$3,768.84
33	$47,033.80	$1,922.22	68	$145,056.78	$3,844.22
34	$48,994.48	$1,960.66	69	$148,977.91	$3,921.10
35	$50,994.37	$1,999.87	70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 8 years after amounts are deposited into the policy as follows: Year 1- 9%, Year 2- 8%, Year 3- 7%, Year 4- 6%, Year 5- 5%, Year 6- 4%, Year 7- 2%, Year 8- 1%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form 6802	57

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ohio National Fund, Inc.
Money Market Portfolio	2005	$11.29	$11.46	3,295,664
	2006	$11.46	$11.84	4,495,567
	2007	$11.84	$12.25	5,614,773
	2008	$12.25	$12.30	4,962,060
	2009	$12.30	$12.13	3,902,659
	2010	$12.13	$11.96	3,095,309
	2011	$11.96	$11.79	2,673,117
	2012	$11.79	$11.63	2,374,056
	2013	$11.63	$11.47	2,049,050
	2014	$11.47	$11.31	1,862,988

Equity Portfolio	2005	$11.36	$11.89	7,489,248
	2006	$11.89	$12.50	7,052,263
	2007	$12.50	$11.60	6,525,448
	2008	$11.60	$5.17	5,021,627
	2009	$5.17	$7.09	4,223,232
	2010	$7.09	$7.55	3,725,880
	2011	$7.55	$7.19	3,174,499
	2012	$7.19	$8.21	2,645,540
	2013	$8.21	$11.14	2,186,107
	2014	$11.14	$12.54	3,492,857

Bond Portfolio	2005	$13.79	$13.66	2,336,454
	2006	$13.66	$14.07	2,543,484
	2007	$14.07	$14.39	2,504,451
	2008	$14.39	$12.56	1,635,649
	2009	$12.56	$14.98	1,488,951
	2010	$14.98	$15.93	1,414,517
	2011	$15.93	$16.71	1,337,103
	2012	$16.71	$17.68	1,350,727
	2013	$17.68	$17.10	1,202,355
	2014	$17.10	$17.85	992,254

Omni Portfolio	2005	$7.42	$8.02	448,568
	2006	$8.02	$8.96	464,957
	2007	$8.96	$9.45	431,740
	2008	$9.45	$6.39	379,776

Form 6802	58

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2009	$6.39	$8.39	355,385
	2010	$8.39	$9.37	300,894
	2011	$9.37	$8.86	270,727
	2012	$8.86	$9.79	236,217
	2013	$9.79	$12.60	196,129
	2014	$12.60	$13.93	179,842

S&P 500® Index Portfolio	2005	$11.00	$11.33	1,774,333
	2006	$11.33	$12.88	1,440,375
	2007	$12.88	$13.35	1,417,038
	2008	$13.35	$8.25	1,253,245
	2009	$8.25	$10.24	1,372,751
	2010	$10.24	$11.56	1,338,544
	2011	$11.56	$11.60	1,262,686
	2012	$11.60	$13.20	1,257,726
	2013	$13.20	$17.15	1,206,039
	2014	$17.15	$19.13	1,211,985

International Portfolio	2005	$9.38	$10.12	3,183,325
	2006	$10.12	$11.90	4,423,794
	2007	$11.90	$12.84	4,664,023
	2008	$12.84	$6.83	4,183,222
	2009	$6.83	$9.31	3,502,005
	2010	$9.31	$10.72	3,060,009
	2011	$10.72	$8.94	2,932,994
	2012	$8.94	$10.60	2,510,574
	2013	$10.60	$11.68	2,316,810
	2014	$11.68	$10.43	2,329,224

International Small-Mid Company Portfolio	2005	$10.98	$13.97	381,912
	2006	$13.97	$17.40	553,545
	2007	$17.40	$20.16	704,974
	2008	$20.16	$9.68	686,083
	2009	$9.68	$13.94	622,425
	2010	$13.94	$16.47	560,139
	2011	$16.47	$13.39	508,568
	2012	$13.39	$16.21	469,048
	2013	$16.21	$20.41	445,398
	2014	$20.41	$18.35	420,117

Capital Appreciation Portfolio	2005	$16.42	$17.05	1,576,423
	2006	$17.05	$19.56	1,887,189
	2007	$19.56	$20.03	1,666,413
	2008	$20.03	$12.05	1,417,056
	2009	$12.05	$16.97	1,180,011
	2010	$16.97	$19.58	1,030,566
	2011	$19.58	$18.99	889,981
	2012	$18.99	$22.02	756,295

Form 6802	59

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$22.02	$29.21	658,138
	2014	$29.21	$31.27	1,233,241

Aggressive Growth Portfolio	2005	$5.05	$5.64	168,971
	2006	$5.64	$5.88	166,904
	2007	$5.88	$7.51	172,964
	2008	$7.51	$4.17	253,547
	2009	$4.17	$5.87	256,379
	2010	$5.87	$6.36	287,318
	2011	$6.36	$5.95	240,532
	2012	$5.95	$7.20	234,246
	2013	$7.20	$9.34	221,927
	2014	$9.34	$10.09	186,051

Mid Cap Opportunity Portfolio	2005	$13.68	$14.84	444,679
	2006	$14.84	$16.05	435,236
	2007	$16.05	$18.65	613,328
	2008	$18.65	$8.96	890,849
	2009	$8.96	$12.42	435,383
	2010	$12.42	$14.65	403,232
	2011	$14.65	$13.97	336,970
	2012	$13.97	$16.49	332,706
	2013	$16.49	$21.54	325,534
	2014	$21.54	$23.68	336,584

Capital Growth Portfolio	2005	$17.72	$17.93	282,513
	2006	$17.93	$21.25	266,077
	2007	$21.25	$23.30	276,637
	2008	$23.30	$14.62	245,210
	2009	$14.62	$19.51	210,907
	2010	$19.51	$26.25	221,895
	2011	$26.25	$25.25	200,253
	2012	$25.25	$28.34	166,357
	2013	$28.34	$36.41	166,101
	2014	$36.41	$36.78	158,262

High Income Bond Portfolio	2005	$12.70	$12.90	970,510
	2006	$12.90	$14.01	1,162,383
	2007	$14.01	$14.31	1,245,884
	2008	$14.31	$10.54	1,307,798
	2009	$10.54	$15.51	1,535,162
	2010	$15.51	$17.45	1,769,256
	2011	$17.45	$18.13	1,650,837
	2012	$18.13	$20.44	1,551,649
	2013	$20.44	$21.59	1,379,075
	2014	$21.59	$21.88	1,067,072

Strategic Value Portfolio	2005	$10.70	$11.05	1,017,109

Form 6802	60

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2006	$11.05	$12.68	947,911
	2007	$12.68	$11.41	767,549
	2008	$11.41	$8.07	362,080
	2009	$8.07	$8.88	322,341
	2010	$8.88	$9.80	299,705
	2011	$9.80	$11.02	419,477
	2012	$11.02	$11.66	1,711,431
	2013	$11.66	$13.91	1,986,218
	2014	$13.91	$15.42	1,421,448

Small Cap Growth Portfolio	2005	$5.05	$5.33	194,351
	2006	$5.33	$6.60	166,666
	2007	$6.60	$7.46	246,518
	2008	$7.46	$3.85	237,509
	2009	$3.85	$5.72	298,464
	2010	$5.72	$7.34	381,268
	2011	$7.34	$7.43	369,355
	2012	$7.43	$8.65	311,761
	2013	$8.65	$12.39	743,248
	2014	$12.39	$13.52	1,130,043

Nasdaq-100® Index Portfolio	2005	$3.92	$3.92	1,186,324
	2006	$3.92	$4.12	1,593,253
	2007	$4.12	$4.82	1,350,357
	2008	$4.82	$2.76	1,300,794
	2009	$2.76	$4.18	1,522,447
	2010	$4.18	$4.92	1,401,558
	2011	$4.92	$5.01	1,190,170
	2012	$5.01	$5.82	1,128,159
	2013	$5.82	$7.80	888,570
	2014	$7.80	$9.14	874,720

Bristol Portfolio	2005	$10.95	$12.10	397,514
	2006	$12.10	$13.89	729,167
	2007	$13.89	$14.76	1,010,859
	2008	$14.76	$8.66	1,355,483
	2009	$8.66	$11.59	1,513,078
	2010	$11.59	$12.93	1,540,523
	2011	$12.93	$11.84	1,586,323
	2012	$11.84	$13.22	1,433,859
	2013	$13.22	$18.41	1,137,014
	2014	$18.41	$20.67	1,008,748

Bryton Growth Portfolio	2005	$9.66	$9.94	199,913
	2006	$9.94	$11.45	452,326
	2007	$11.45	$12.40	836,840
	2008	$12.40	$7.40	1,065,600
	2009	$7.40	$9.90	1,285,903

Form 6802	61

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2010	$9.90	$12.11	1,165,334
	2011	$12.11	$10.83	1,254,325
	2012	$10.83	$11.89	1,110,260
	2013	$11.89	$16.50	914,303
	2014	$16.50	$17.28	813,627

Balanced Portfolio	2005	$11.23	$11.46	100,685
	2006	$11.46	$12.78	119,845
	2007	$12.78	$14.15	129,700
	2008	$14.15	$10.20	134,115
	2009	$10.20	$12.56	111,934
	2010	$12.56	$13.35	97,969
	2011	$13.35	$13.47	129,904
	2012	$13.47	$15.05	228,710
	2013	$15.05	$17.11	616,158
	2014	$17.11	$17.88	2,505,658

Target VIP Portfolio	2005	$10.00	$10.12	7,135
	2006	$10.12	$11.05	46,219
	2007	$11.05	$11.96	124,620
	2008	$11.96	$6.68	251,406
	2009	$6.68	$7.56	266,281
	2010	$7.56	$8.91	229,654
	2011	$8.91	$8.66	203,226
	2012	$8.66	$9.85	170,300
	2013	$9.85	$13.28	376,819
	2014	$13.28	$14.07	332,179

Bristol Growth Portfolio	2007	$10.00	$10.24	5,681
	2008	$10.24	$6.00	18,865
	2009	$6.00	$8.42	66,594
	2010	$8.42	$9.37	772,511
	2011	$9.37	$9.08	849,916
	2012	$9.08	$9.95	775,220
	2013	$9.95	$13.60	624,532
	2014	$13.60	$15.03	609,011

Risk Managed Balanced Portfolio	2014	$10.00	$10.73	59,727

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund Series II	2006	$10.00	$10.76	10,535
	2007	$10.76	$12.13	533,646
	2008	$12.13	$6.16	2,488,022
	2009	$6.16	$8.29	2,781,347
	2010	$8.29	$8.99	211,289
	2011	$8.99	$8.24	197,359
	2012	$8.24	$9.37	218,572

Form 6802	62

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$9.37	$10.97	193,380
	2014	$10.97	$10.83	193,628

Invesco V.I. Balanced-Risk Allocation Fund Series II	2012	$10.00	$10.84	4,620,825
	2013	$10.84	$10.84	3,996,249
	2014	$10.84	$11.30	1,308,617

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Growth & Income Portfolio	2005	$10.67	$11.00	44,739
	2006	$11.00	$12.69	47,650
	2007	$12.69	$13.13	21,958
	2008	$13.13	$7.68	1,823
	2009	$7.68	$9.11	1,823
	2010	$9.11	$10.13	1,823
	2011	$10.13	$10.60	1,823
	2012	$10.60	$12.26	1,823
	2013	$12.26	$16.27	0
	2014	$16.27	$17.54	0

AB VPS Small Cap Growth Portfolio	2005	$12.77	$13.20	1,365
	2006	$13.20	$14.39	1,348
	2007	$14.39	$16.13	1,339
	2008	$16.13	$8.65	89
	2009	$8.65	$12.05	89
	2010	$12.05	$16.24	88
	2011	$16.24	$16.69	88
	2012	$16.69	$18.88	88
	2013	$18.88	$27.06	88
	2014	$27.06	$26.13	87

AB VPS Dynamic Asset Allocation Portfolio	2011	$10.00	$9.71	119,371
	2012	$9.71	$10.34	641,121
	2013	$10.34	$11.41	761,327
	2014	$11.41	$11.73	766,511

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2005	$12.08	$12.41	144,433
	2006	$12.41	$14.22	141,608
	2007	$14.22	$14.98	148,186
	2008	$14.98	$10.38	158,124
	2009	$10.38	$12.52	137,583
	2010	$12.52	$14.20	148,352
	2011	$14.20	$15.23	145,232
	2012	$15.23	$16.54	250,276

Form 6802	63

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$16.54	$19.71	202,768
	2014	$19.71	$20.96	165,099

Federated Insurance Series
Federated Kaufmann Fund II (Service Shares)	2008	$10.00	$6.27	85,445
	2009	$6.27	$7.98	214,559
	2010	$7.98	$9.27	221,568
	2011	$9.27	$7.91	165,266
	2012	$7.91	$9.13	107,037
	2013	$9.13	$12.57	109,283
	2014	$12.57	$13.57	143,676

Federated Managed Volatility Fund II	2012	$10.00	$11.11	579,288
	2013	$11.11	$13.34	1,189,054
	2014	$13.34	$13.67	1,519,150

Federated Managed Tail Risk Fund II (Service Shares)	2013	$10.00	$10.16	4,761
	2014	$10.16	$9.89	79,287

Fidelity® Variable Insurance Products Fund (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2005	$10.19	$11.72	2,364,951
	2006	$11.72	$12.89	3,430,873
	2007	$12.89	$14.91	4,047,077
	2008	$14.91	$8.42	4,073,813
	2009	$8.42	$11.25	3,959,710
	2010	$11.25	$12.98	3,768,564
	2011	$12.98	$12.44	3,432,562
	2012	$12.44	$14.25	3,008,164
	2013	$14.25	$18.40	2,748,638
	2014	$18.40	$20.26	2,603,351

Fidelity® VIP Mid Cap Portfolio	2005	$15.77	$18.36	1,815,549
	2006	$18.36	$20.35	2,029,122
	2007	$20.35	$23.15	1,983,595
	2008	$23.15	$13.78	1,838,677
	2009	$13.78	$19.00	1,888,163
	2010	$19.00	$24.09	1,834,030
	2011	$24.09	$21.18	2,202,683
	2012	$21.18	$23.93	1,985,918
	2013	$23.93	$32.06	1,746,411
	2014	$32.06	$33.52	1,587,261

Fidelity® VIP Growth Portfolio	2005	$6.26	$6.51	1,255,453
	2006	$6.51	$6.84	1,309,150
	2007	$6.84	$8.55	1,423,456
	2008	$8.55	$4.44	1,230,191

Form 6802	64

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2009	$4.44	$5.60	1,090,298
	2010	$5.60	$6.85	1,053,390
	2011	$6.85	$6.75	975,656
	2012	$6.75	$7.61	843,347
	2013	$7.61	$10.21	833,135
	2014	$10.21	$11.18	823,174

Fidelity® VIP Equity-Income Portfolio	2005	$11.86	$12.34	579,698
	2006	$12.34	$14.60	1,034,143
	2007	$14.60	$14.58	1,760,720
	2008	$14.58	$8.22	1,745,492
	2009	$8.22	$10.53	1,540,060
	2010	$10.53	$11.94	1,441,911
	2011	$11.94	$11.85	1,335,832
	2012	$11.85	$13.68	1,249,088
	2013	$13.68	$17.24	1,230,308
	2014	$17.24	$18.45	1,100,002

Fidelity® VIP Real Estate Portfolio	2008	$10.00	$5.28	11,890
	2009	$5.28	$7.16	75,331
	2010	$7.16	$9.19	871,216
	2011	$9.19	$9.77	995,625
	2012	$9.77	$11.39	926,636
	2013	$11.39	$11.42	1,023,787
	2014	$11.42	$14.61	857,465

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.34	275,874
	2014	$11.34	$11.83	451,062

Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
Franklin Income VIP Fund	2005	$10.00	$10.36	382,542
	2006	$10.36	$12.09	1,282,394
	2007	$12.09	$12.37	2,058,530
	2008	$12.37	$8.58	1,952,056
	2009	$8.58	$11.47	1,513,324
	2010	$11.47	$12.75	1,283,892
	2011	$12.75	$12.87	1,211,785
	2012	$12.87	$14.30	1,110,428
	2013	$14.30	$16.07	981,830
	2014	$16.07	$16.58	856,147

Franklin Flex Cap Growth VIP Fund	2005	$10.00	$11.14	34,779
	2006	$11.14	$11.56	39,102
	2007	$11.56	$13.03	1,205,110
	2008	$13.03	$8.31	2,075,604
	2009	$8.31	$10.90	1,857,545
	2010	$10.90	$12.49	1,385,013

Form 6802	65

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$12.49	$11.72	1,162,494
	2012	$11.72	$12.63	788,211
	2013	$12.63	$17.13	644,471
	2014	$17.13	$17.92	154,073

Templeton Foreign VIP Fund	2005	$10.00	$11.18	122,777
	2006	$11.18	$13.39	463,404
	2007	$13.39	$15.25	759,377
	2008	$15.25	$8.96	737,149
	2009	$8.96	$12.12	710,856
	2010	$12.12	$12.95	1,666,951
	2011	$12.95	$11.42	1,657,180
	2012	$11.42	$13.31	1,475,942
	2013	$13.31	$16.14	1,308,531
	2014	$16.14	$14.15	1,376,976

Franklin Templeton Variable Insurance Products Trust (Class 4 Shares)
Franklin Income VIP Fund	2008	$10.00	$6.90	204,324
	2009	$6.90	$9.22	598,135
	2010	$9.22	$10.23	641,914
	2011	$10.23	$10.32	704,542
	2012	$10.32	$11.45	704,237
	2013	$11.45	$12.86	809,808
	2014	$12.86	$13.26	931,261

Franklin Flex Cap Growth VIP Fund	2008	$10.00	$6.65	505,037
	2009	$6.65	$8.71	1,677,325
	2010	$8.71	$9.97	1,591,354
	2011	$9.97	$9.35	1,589,312
	2012	$9.35	$10.07	1,173,053
	2013	$10.07	$13.63	969,294
	2014	$13.63	$14.25	162,517

Templeton Foreign VIP Fund	2008	$10.00	$6.19	178,383
	2009	$6.19	$8.36	314,161
	2010	$8.36	$8.93	1,907,707
	2011	$8.93	$7.86	2,274,090
	2012	$7.86	$9.16	2,197,465
	2013	$9.16	$11.10	2,073,530
	2014	$11.10	$9.72	2,285,705

Franklin Founding Funds Allocation VIP Fund	2008	$10.00	$6.60	13,188
	2009	$6.60	$8.47	190,102
	2010	$8.47	$9.21	343,908
	2011	$9.21	$8.93	324,671
	2012	$8.93	$10.14	327,622

Form 6802	66

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$10.14	$12.37	277,945
	2014	$12.37	$12.53	254,207

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund	2005	$9.71	$9.95	1,431,110
	2006	$9.95	$12.04	2,336,040
	2007	$12.04	$12.05	4,042,739
	2008	$12.05	$7.78	4,683,334
	2009	$7.78	$9.08	5,450,476
	2010	$9.08	$9.95	5,351,220
	2011	$9.95	$9.13	4,985,955
	2012	$9.13	$10.72	3,400,463
	2013	$10.72	$14.09	2,670,658
	2014	$14.09	$15.69	2,096,025

Goldman Sachs U.S. Equity Insights Fund	2005	$10.77	$11.32	808,383
	2006	$11.32	$12.60	1,032,253
	2007	$12.60	$12.22	936,886
	2008	$12.22	$7.59	811,563
	2009	$7.59	$9.07	742,924
	2010	$9.07	$10.10	647,256
	2011	$10.10	$10.36	543,732
	2012	$10.36	$11.69	469,093
	2013	$11.69	$15.86	381,482
	2014	$15.86	$18.20	347,444

Goldman Sachs Strategic Growth Fund	2005	$10.52	$10.68	352,790
	2006	$10.68	$11.44	338,667
	2007	$11.44	$12.42	329,885
	2008	$12.42	$7.13	313,819
	2009	$7.13	$10.39	255,755
	2010	$10.39	$11.35	228,198
	2011	$11.35	$10.90	190,385
	2012	$10.90	$12.89	140,032
	2013	$12.89	$16.83	93,574
	2014	$16.83	$18.86	71,360

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	2008	$10.00	$6.55	542,770
	2009	$6.55	$7.62	2,681,601
	2010	$7.62	$8.33	3,464,215
	2011	$8.33	$7.62	4,052,144
	2012	$7.62	$8.92	2,362,284
	2013	$8.92	$11.70	1,905,989
	2014	$11.70	$12.99	1,462,290

Form 6802	67

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Goldman Sachs U.S. Equity Insights Fund	2008	$10.00	$6.55	2,977
	2009	$6.55	$7.81	7,004
	2010	$7.81	$8.67	8,066
	2011	$8.67	$8.88	10,172
	2012	$8.88	$10.00	29,275
	2013	$10.00	$13.53	40,176
	2014	$13.53	$15.50	33,322

Goldman Sachs Strategic Growth Fund	2008	$10.00	$5.91	8,566
	2009	$5.91	$8.60	43,903
	2010	$8.60	$9.37	55,885
	2011	$9.37	$8.98	72,827
	2012	$8.98	$10.59	75,884
	2013	$10.59	$13.79	78,647
	2014	$13.79	$15.42	76,249

Goldman Sachs Global Trends Allocation Fund	2012	$10.00	$10.22	85,770
	2013	$10.22	$11.44	372,399
	2014	$11.44	$11.73	489,639

Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	2008	$10.00	$9.10	85,279
	2009	$9.10	$11.23	1,058,909
	2010	$11.23	$12.03	1,562,220
	2011	$12.03	$11.01	1,611,274
	2012	$11.01	$12.94	1,488,872
	2013	$12.94	$15.97	1,369,521
	2014	$15.97	$14.92	1,296,232

Ivy Funds VIP Global Natural Resources	2008	$10.00	$6.04	23,800
	2009	$6.04	$10.35	391,382
	2010	$10.35	$11.95	634,905
	2011	$11.95	$9.26	672,071
	2012	$9.26	$9.30	521,824
	2013	$9.30	$9.89	479,279
	2014	$9.89	$8.48	506,969

Ivy Funds VIP Science and Technology	2008	$10.00	$8.22	2,883
	2009	$8.22	$11.66	218,147
	2010	$11.66	$12.96	350,843
	2011	$12.96	$12.05	378,444
	2012	$12.05	$15.19	459,561
	2013	$15.19	$23.42	541,296
	2014	$23.42	$23.77	592,791

Janus Aspen Series (Institutional Shares)

Form 6802	68

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Janus Portfolio	2005	$9.96	$10.25	84,386
	2006	$10.25	$11.25	76,239
	2007	$11.25	$12.77	60,740
	2008	$12.77	$7.59	43,132
	2009	$7.59	$10.21	35,268
	2010	$10.21	$11.53	31,807
	2011	$11.53	$10.77	23,719
	2012	$10.77	$12.59	19,624
	2013	$12.59	$16.19	13,671
	2014	$16.19	$18.04	13,431

Overseas Portfolio	2005	$12.76	$16.64	67,094
	2006	$16.64	$24.13	62,116
	2007	$24.13	$30.54	54,164
	2008	$30.54	$14.42	31,567
	2009	$14.42	$25.54	25,830
	2010	$25.54	$31.56	25,418
	2011	$31.56	$21.11	21,616
	2012	$21.11	$23.63	19,962
	2013	$23.63	$26.69	15,717
	2014	$26.69	$23.20	14,575

Global Research Portfolio	2005	$10.06	$10.50	69,151
	2006	$10.50	$12.25	57,170
	2007	$12.25	$13.24	43,302
	2008	$13.24	$7.22	28,520
	2009	$7.22	$9.81	22,882
	2010	$9.81	$11.21	20,541
	2011	$11.21	$9.53	17,822
	2012	$9.53	$11.29	17,128
	2013	$11.29	$14.30	12,730
	2014	$14.30	$15.15	9,902

Balanced Portfolio	2005	$14.63	$15.57	78,788
	2006	$15.57	$17.00	55,094
	2007	$17.00	$18.53	38,694
	2008	$18.53	$15.38	22,047
	2009	$15.38	$19.10	19,832
	2010	$19.10	$20.41	17,553
	2011	$20.41	$20.46	20,722
	2012	$20.46	$22.93	19,305
	2013	$22.93	$27.17	17,839
	2014	$27.17	$29.07	10,698

Janus Aspen Series (Service Shares)
Janus Portfolio	2005	$5.76	$5.91	1,270,210
	2006	$5.91	$6.48	1,159,142
	2007	$6.48	$7.33	1,130,060

Form 6802	69

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2008	$7.33	$4.35	1,192,325
	2009	$4.35	$5.83	819,287
	2010	$5.83	$6.57	792,213
	2011	$6.57	$6.12	708,555
	2012	$6.12	$7.14	634,158
	2013	$7.14	$9.15	483,953
	2014	$9.15	$10.17	408,674

Overseas Portfolio	2005	$6.76	$8.80	1,114,171
	2006	$8.80	$12.73	2,097,322
	2007	$12.73	$16.07	3,284,190
	2008	$16.07	$7.57	3,525,030
	2009	$7.57	$13.37	3,396,621
	2010	$13.37	$16.48	3,256,439
	2011	$16.48	$11.00	3,059,617
	2012	$11.00	$12.27	2,533,854
	2013	$12.27	$13.83	2,290,734
	2014	$13.83	$11.99	2,132,579

Global Research Portfolio	2005	$5.61	$5.84	1,055,526
	2006	$5.84	$6.79	894,939
	2007	$6.79	$7.33	833,275
	2008	$7.33	$3.99	658,179
	2009	$3.99	$5.40	630,245
	2010	$5.40	$6.16	582,491
	2011	$6.16	$5.22	508,280
	2012	$5.22	$6.17	479,962
	2013	$6.17	$7.80	445,722
	2014	$7.80	$8.24	408,287

Balanced Portfolio	2005	$10.05	$10.67	1,926,248
	2006	$10.67	$11.62	1,802,951
	2007	$11.62	$12.63	1,754,774
	2008	$12.63	$10.46	1,555,858
	2009	$10.46	$12.95	1,711,898
	2010	$12.95	$13.81	1,745,401
	2011	$13.81	$13.81	1,587,373
	2012	$13.81	$15.43	1,367,293
	2013	$15.43	$18.24	1,246,291
	2014	$18.24	$19.47	1,127,335

INTECH U.S. Low Volatility Portfolio	2012	$10.00	$9.89	43,113
	2013	$9.89	$12.18	541,347
	2014	$12.18	$14.13	852,986

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	2005	$16.62	$17.90	1,063,060

Form 6802	70

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2006	$17.90	$20.63	1,297,496
	2007	$20.63	$20.84	1,254,515
	2008	$20.84	$13.73	1,090,860
	2009	$13.73	$17.14	987,337
	2010	$17.14	$20.87	824,979
	2011	$20.87	$21.03	734,473
	2012	$21.03	$24.96	702,279
	2013	$24.96	$32.57	664,188
	2014	$32.57	$36.97	581,298

JPMorgan Insurance Trust Small Cap Core Portfolio	2005	$12.23	$12.47	388,876
	2006	$12.47	$14.15	408,916
	2007	$14.15	$13.16	363,057
	2008	$13.16	$8.83	308,074
	2009	$8.83	$10.67	285,591
	2010	$10.67	$13.38	242,189
	2011	$13.38	$12.56	199,248
	2012	$12.56	$14.83	214,820
	2013	$14.83	$20.81	220,237
	2014	$20.81	$22.50	182,104

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2005	$16.15	$16.56	669,899
	2006	$16.56	$18.96	585,478
	2007	$18.96	$17.35	464,736
	2008	$17.35	$10.87	386,777
	2009	$10.87	$16.36	844,560
	2010	$16.36	$19.97	697,150
	2011	$19.97	$17.90	808,901
	2012	$17.90	$19.46	259,105
	2013	$19.46	$25.96	237,220
	2014	$25.96	$28.43	206,933

Lazard Retirement Emerging Markets Equity Portfolio	2005	$14.38	$19.97	499,600
	2006	$19.97	$25.60	604,652
	2007	$25.60	$33.65	921,207
	2008	$33.65	$17.01	1,005,237
	2009	$17.01	$28.50	1,123,887
	2010	$28.50	$34.48	1,146,224
	2011	$34.48	$27.89	1,081,088
	2012	$27.89	$33.56	919,144
	2013	$33.56	$32.69	1,029,639
	2014	$32.69	$30.74	998,756

Form 6802	71

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Lazard Retirement International Equity Portfolio	2005	$10.00	$11.42	0
	2006	$11.42	$13.80	102,764
	2007	$13.80	$15.08	1,141,663
	2008	$15.08	$9.37	2,017,440
	2009	$9.37	$11.22	2,642,234
	2010	$11.22	$11.81	3,120,691
	2011	$11.81	$10.80	3,401,640
	2012	$10.80	$12.90	3,118,176
	2013	$12.90	$15.36	2,946,962
	2014	$15.36	$14.51	3,025,294

Lazard Retirement U.S. Strategic Equity Portfolio	2005	$10.00	$10.59	0
	2006	$10.59	$12.27	13,377
	2007	$12.27	$11.98	20,091
	2008	$11.98	$7.65	66,926
	2009	$7.65	$9.57	73,931
	2010	$9.57	$10.64	56,228
	2011	$10.64	$10.70	27,017
	2012	$10.70	$12.03	26,270
	2013	$12.03	$15.20	26,979
	2014	$15.20	$17.19	29,277

Lazard Retirement Global Dynamic Multi Asset Portfolio	2012	$10.00	$10.48	121,515
	2013	$10.48	$12.35	250,262
	2014	$12.35	$12.50	329,017

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	2005	$11.66	$11.88	221,490
	2006	$11.88	$13.18	212,123
	2007	$13.18	$13.60	184,418
	2008	$13.60	$8.71	144,297
	2009	$8.71	$10.56	118,942
	2010	$10.56	$11.69	89,863
	2011	$11.69	$12.44	80,003
	2012	$12.44	$14.01	89,214
	2013	$14.01	$17.40	134,679
	2014	$17.40	$19.50	158,046

ClearBridge Variable Large Cap Value Portfolio	2005	$12.92	$13.57	121,680
	2006	$13.57	$15.83	105,110
	2007	$15.83	$16.22	120,580
	2008	$16.22	$10.30	108,931
	2009	$10.30	$12.64	104,821
	2010	$12.64	$13.65	85,816

Form 6802	72

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$13.65	$14.13	93,105
	2012	$14.13	$16.23	139,035
	2013	$16.23	$21.19	170,060
	2014	$21.19	$23.34	310,272

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	2012	$10.00	$10.77	627,403
	2013	$10.77	$12.58	3,686,433
	2014	$12.58	$13.23	4,076,668

MFS® Variable Insurance TrustSM (Service Class)
MFS® Investors Growth Stock Series	2005	$9.92	$10.19	193,837
	2006	$10.19	$10.79	184,333
	2007	$10.79	$11.81	196,951
	2008	$11.81	$7.34	194,244
	2009	$7.34	$10.07	203,532
	2010	$10.07	$11.14	161,754
	2011	$11.14	$11.03	150,295
	2012	$11.03	$12.69	151,877
	2013	$12.69	$16.27	125,342
	2014	$16.27	$17.83	111,991

MFS® Mid Cap Growth Series	2005	$9.41	$9.54	98,195
	2006	$9.54	$9.63	188,960
	2007	$9.63	$10.40	396,911
	2008	$10.40	$4.96	398,190
	2009	$4.96	$6.91	337,040
	2010	$6.91	$8.81	287,320
	2011	$8.81	$8.15	280,959
	2012	$8.15	$9.36	258,311
	2013	$9.36	$12.67	232,560
	2014	$12.67	$13.56	184,827

MFS® New Discovery Series	2005	$10.70	$11.09	58,523
	2006	$11.09	$12.35	47,922
	2007	$12.35	$12.45	57,056
	2008	$12.45	$7.43	73,320
	2009	$7.43	$11.93	137,226
	2010	$11.93	$16.00	137,245
	2011	$16.00	$14.12	132,089
	2012	$14.12	$16.83	182,262
	2013	$16.83	$23.45	203,221
	2014	$23.45	$21.39	160,564

MFS® Total Return Series	2005	$11.99	$12.13	1,389,861
	2006	$12.13	$13.35	1,135,745
	2007	$13.35	$13.69	1,016,114

Form 6802	73

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2008	$13.69	$10.48	805,227
	2009	$10.48	$12.17	736,696
	2010	$12.17	$13.16	693,763
	2011	$13.16	$13.19	568,451
	2012	$13.19	$14.42	492,549
	2013	$14.42	$16.89	437,651
	2014	$16.89	$18.03	389,029

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	2006	$10.00	$10.17	370,643
	2007	$10.17	$10.34	1,647,958
	2008	$10.34	$5.51	2,361,064
	2009	$5.51	$7.94	931,738
	2010	$7.94	$9.87	748,741
	2011	$9.87	$9.08	710,174
	2012	$9.08	$10.33	565,094
	2013	$10.33	$13.93	487,006
	2014	$13.93	$15.60	406,086

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2011	$10.00	$9.78	193,360
	2012	$9.78	$10.45	1,435,907
	2013	$10.45	$11.13	2,011,342
	2014	$11.13	$11.31	2,055,701

TOPS® Managed Risk Moderate Growth ETF Portfolio	2011	$10.00	$9.70	171,213
	2012	$9.70	$10.39	1,732,474
	2013	$10.39	$11.52	2,373,467
	2014	$11.52	$11.68	2,647,649

TOPS® Managed Risk Growth ETF Portfolio	2011	$10.00	$9.57	203,375
	2012	$9.57	$10.22	2,115,288
	2013	$10.22	$11.68	2,669,487
	2014	$11.68	$11.67	2,838,203

PIMCO Variable Insurance Trust (Administrative Shares)
PIMCO Real Return Portfolio	2005	$12.29	$12.38	2,768,850
	2006	$12.38	$12.30	3,363,850
	2007	$12.30	$13.42	3,377,056
	2008	$13.42	$12.30	3,385,257
	2009	$12.30	$14.36	3,816,689
	2010	$14.36	$15.31	4,374,650
	2011	$15.31	$16.86	4,164,739
	2012	$16.86	$18.08	4,444,706

Form 6802	74

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$18.08	$16.19	4,147,514
	2014	$16.19	$16.46	3,446,214

PIMCO Total Return Portfolio	2005	$11.16	$11.28	1,413,795
	2006	$11.28	$11.55	2,879,631
	2007	$11.55	$12.39	5,540,521
	2008	$12.39	$12.81	5,933,708
	2009	$12.81	$14.41	8,834,270
	2010	$14.41	$15.36	10,144,921
	2011	$15.36	$15.70	9,880,323
	2012	$15.70	$16.96	9,363,676
	2013	$16.96	$16.40	8,395,043
	2014	$16.40	$16.87	7,376,809

PIMCO Global Bond Portfolio (Unhedged)	2005	$13.15	$12.11	327,971
	2006	$12.11	$12.49	396,960
	2007	$12.49	$13.52	585,367
	2008	$13.52	$13.22	1,266,823
	2009	$13.22	$15.24	1,943,106
	2010	$15.24	$16.78	1,305,094
	2011	$16.78	$17.80	1,359,011
	2012	$17.80	$18.77	1,311,391
	2013	$18.77	$16.94	843,752
	2014	$16.94	$17.09	764,484

PIMCO CommodityRealReturn® Strategy Portfolio	2008	$10.00	$6.25	6,282
	2009	$6.25	$8.72	805,933
	2010	$8.72	$10.71	850,629
	2011	$10.71	$9.76	1,151,244
	2012	$9.76	$10.14	1,221,693
	2013	$10.14	$8.53	1,251,409
	2014	$8.53	$6.87	243,250

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.02	405,261
	2013	$10.02	$11.01	861,578
	2014	$11.01	$11.49	1,009,144

PIMCO Short-Term Portfolio	2013	$10.00	$9.99	41,714
	2014	$9.99	$9.92	196,273

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2005	$6.43	$7.23	319,469
	2006	$7.23	$7.23	333,935
	2007	$7.23	$7.95	298,415
	2008	$7.95	$4.89	277,667
	2009	$4.89	$6.88	225,704

Form 6802	75

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2010	$6.88	$7.56	229,070
	2011	$7.56	$7.45	234,011
	2012	$7.45	$8.51	192,092
	2013	$8.51	$11.50	182,130
	2014	$11.50	$12.43	177,268

Jennison 20/20 Focus Portfolio	2005	$10.44	$12.49	374,772
	2006	$12.49	$13.99	553,562
	2007	$13.99	$15.19	1,030,495
	2008	$15.19	$9.08	1,685,212
	2009	$9.08	$14.09	1,761,478
	2010	$14.09	$14.92	2,622,917
	2011	$14.92	$14.05	2,074,611
	2012	$14.05	$15.33	781,252
	2013	$15.33	$19.55	670,815
	2014	$19.55	$20.58	591,296

Royce Capital Fund
Royce Small-Cap Portfolio	2005	$17.20	$18.41	764,812
	2006	$18.41	$20.98	983,586
	2007	$20.98	$20.25	1,174,610
	2008	$20.25	$14.54	1,166,845
	2009	$14.54	$19.39	1,305,286
	2010	$19.39	$23.05	1,283,892
	2011	$23.05	$21.98	1,418,857
	2012	$21.98	$24.39	1,659,571
	2013	$24.39	$32.41	1,435,497
	2014	$32.41	$33.00	1,176,859

Royce Micro-Cap Portfolio	2005	$16.48	$18.14	426,126
	2006	$18.14	$21.67	553,103
	2007	$21.67	$22.21	631,677
	2008	$22.21	$12.43	632,740
	2009	$12.43	$19.37	686,480
	2010	$19.37	$24.82	1,387,651
	2011	$24.82	$21.52	667,448
	2012	$21.52	$22.83	590,771
	2013	$22.83	$27.25	529,058
	2014	$27.25	$25.91	491,160

The Universal Institutional Funds, Inc. (Class I)
Morgan Stanley UIF Core Plus Fixed Income Portfolio	2005	$13.46	$13.83	60,855
	2006	$13.83	$14.15	57,050
	2007	$14.15	$14.72	79,677
	2008	$14.72	$13.03	106,389
	2009	$13.03	$14.09	34,591

Form 6802	76

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2010	$14.09	$14.89	37,743
	2011	$14.89	$15.51	39,603
	2012	$15.51	$16.74	39,975
	2013	$16.74	$16.46	39,835
	2014	$16.46	$17.51	37,191

Morgan Stanley UIF U.S. Real Estate Portfolio	2005	$21.41	$24.72	232,734
	2006	$24.72	$33.65	266,316
	2007	$33.65	$27.52	196,903
	2008	$27.52	$16.85	131,182
	2009	$16.85	$21.33	100,796
	2010	$21.33	$27.34	54,772
	2011	$27.34	$28.56	37,705
	2012	$28.56	$32.63	39,388
	2013	$32.63	$32.84	30,009
	2014	$32.84	$42.01	20,393

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio	2005	$11.81	$12.11	132,078
	2006	$12.11	$12.37	128,553
	2007	$12.37	$12.83	654,701
	2008	$12.83	$11.33	1,169,875
	2009	$11.33	$12.22	221,814
	2010	$12.22	$12.88	189,334
	2011	$12.88	$13.39	212,274
	2012	$13.39	$14.42	199,890
	2013	$14.42	$14.13	200,633
	2014	$14.13	$14.99	284,185

Morgan Stanley UIF U.S. Real Estate Portfolio	2005	$17.14	$19.74	490,378
	2006	$19.74	$26.80	755,213
	2007	$26.80	$21.87	1,017,398
	2008	$21.87	$13.36	1,092,709
	2009	$13.36	$16.93	1,217,422
	2010	$16.93	$21.62	717,159
	2011	$21.62	$22.53	635,329
	2012	$22.53	$25.69	554,622
	2013	$25.69	$25.78	548,411
	2014	$25.78	$32.90	483,032

Morgan Stanley UIF Growth Portfolio	2006	$10.00	$10.23	414
	2007	$10.23	$12.28	44,655
	2008	$12.28	$6.13	109,559
	2009	$6.13	$9.99	217,660
	2010	$9.99	$12.08	275,832

Form 6802	77

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$12.08	$11.55	336,207
	2012	$11.55	$12.99	296,080
	2013	$12.99	$18.92	252,499
	2014	$18.92	$19.80	263,888

Wells Fargo Advantage Variable Trust Funds
Wells Fargo Advantage VT Discovery Fund	2005	$11.85	$12.81	412,846
	2006	$12.81	$14.49	345,829
	2007	$14.49	$17.48	235,891
	2008	$17.48	$9.59	154,898
	2009	$9.59	$13.27	130,733
	2010	$13.27	$17.74	99,727
	2011	$17.74	$17.57	76,539
	2012	$17.57	$20.39	63,704
	2013	$20.39	$28.92	45,523
	2014	$28.92	$28.62	35,742

Wells Fargo Advantage VT Opportunity Fund	2005	$14.41	$15.33	435,281
	2006	$15.33	$16.96	374,629
	2007	$16.96	$17.84	254,682
	2008	$17.84	$10.54	185,853
	2009	$10.54	$15.35	148,853
	2010	$15.35	$18.74	129,151
	2011	$18.74	$17.46	114,590
	2012	$17.46	$19.89	80,234
	2013	$19.89	$25.63	70,242
	2014	$25.63	$27.91	57,436

Wells Fargo Advantage VT Small Cap Value Fund	2005	$11.70	$13.44	39,288
	2006	$13.44	$15.34	33,059
	2007	$15.34	$15.02	27,204
	2008	$15.02	$8.21	25,405
	2009	$8.21	$12.97	24,239
	2010	$12.97	$15.00	8,542
	2011	$15.00	$13.72	5,991
	2012	$13.72	$15.42	5,984
	2013	$15.42	$17.46	5,863
	2014	$17.46	$17.98	5,858

Form 6802	78

Appendix C

The following provides a list of the portfolios currently included in the Asset Allocation Models we make available.

Managed Volatility Model

Portfolio	Percentage of Model
TOPS® Managed Risk Balanced ETF Portfolio	15%
TOPS® Managed Risk Moderate Growth ETF Portfolio	15%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	10%
PIMCO Global Diversified Allocation Portfolio	10%
Federated Managed Volatility Fund II	8%
Fidelity® VIP Target Volatility Portfolio	8%
Goldman Sachs Global Trends Allocation Fund	8%
Janus INTECH U.S. Low Volatility Portfolio	8%
TOPS® Managed Risk Growth ETF Portfolio	8%
Balanced Portfolio	4%
AB VPS Dynamic Asset Allocation Portfolio	2%
Invesco V.I. Balanced-Risk Allocation Fund	2%
Lazard Retirement Global Dynamic Multi Asset Portfolio	2%

Model 1: Conservative

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	40%
PIMCO Real Return Portfolio	16%
High Income Bond Portfolio	9%
Balanced Portfolio	8%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	6%
PIMCO Global Bond Portfolio (Unhedged)	4%
Capital Appreciation Portfolio	3%
Goldman Sachs Large Cap Value Fund	3%
Strategic Value Portfolio	3%
Bristol Portfolio	2%
Lazard Retirement International Equity Portfolio	2%
Royce Small-Cap Portfolio	2%
Templeton Foreign VIP Fund	2%

Model 2: Moderately Conservative

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	31%
PIMCO Real Return Portfolio	11%
Balanced Portfolio	8%
High Income Bond Portfolio	7%
Lazard Retirement International Equity Portfolio	6%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	6%
Goldman Sachs Large Cap Value Fund	5%
Templeton Foreign VIP Fund	4%
Capital Appreciation Portfolio	3%
Royce Small-Cap Portfolio	3%
Strategic Value Portfolio	3%
Bristol Growth Portfolio	2%
Bristol Portfolio	2%
Fidelity® VIP Mid Cap Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
Equity Portfolio	2%
PIMCO Global Bond Portfolio (Unhedged)	2%
Bryton Growth Portfolio	1%

Form 6802	79

Model 3: Balanced

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	19%
Balanced Portfolio	10%
Lazard Retirement International Equity Portfolio	9%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	8%
PIMCO Real Return Portfolio	7%
Templeton Foreign VIP Fund	7%
Goldman Sachs Large Cap Value Fund	6%
Capital Appreciation Portfolio	5%
Equity Portfolio	4%
High Income Bond Portfolio	4%
Bristol Portfolio	3%
Fidelity® VIP Mid Cap Portfolio	3%
Lazard Retirement Emerging Markets Equity Portfolio	3%
Royce Small-Cap Portfolio	3%
Strategic Value Portfolio	3%
Bristol Growth Portfolio	2%
Bryton Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%

Model 4: Moderate Growth

Portfolio	Percentage of Model
Lazard Retirement International Equity Portfolio	11%
PIMCO Total Return Portfolio	10%
Templeton Foreign VIP Fund	10%
Balanced Portfolio	8%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	8%
Goldman Sachs Large Cap Value Fund	7%
Capital Appreciation Portfolio	6%
Equity Portfolio	6%
Strategic Value Portfolio	6%
Fidelity® VIP Mid Cap Portfolio	4%
Lazard Retirement Emerging Markets Equity Portfolio	4%
Royce Small-Cap Portfolio	4%
Bristol Portfolio	3%
Bryton Growth Portfolio	3%
PIMCO Real Return Portfolio	3%
Small Cap Growth Portfolio	3%
Bristol Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%

Model 5: Growth

Portfolio	Percentage of Model
Lazard Retirement International Equity Portfolio	13%
Templeton Foreign VIP Fund	12%
Balanced Portfolio	8%
Equity Portfolio	8%
Goldman Sachs Large Cap Value Fund	8%
Capital Appreciation Portfolio	7%
Strategic Value Portfolio	7%
Royce Small-Cap Portfolio	6%
Lazard Retirement Emerging Markets Equity Portfolio	5%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	5%
Bristol Portfolio	4%
Fidelity® VIP Mid Cap Portfolio	4%
Small Cap Growth Portfolio	4%

Form 6802	80

Portfolio	Percentage of Model
Bryton Growth Portfolio	3%
Bristol Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
PIMCO Real Return Portfolio	2%

Form 6802	81

Appendix D

GLWB Plus Example

The following provides an example of how the annual credit base and withdrawals work under the GLWB Plus.

GLWB Plus applied for on or after May 1, 2013

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $6,000 credit on the first contract anniversary (6% of $100,000 Annual Credit Calculation Base) and your annual credit base is $106,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $7,800 (6% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $137,800 after year two ($130,000 prior GLWB base + $7,800 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $187,800 ($137,800 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $10,800 (6% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $198,600 ($137,800 prior GLWB base + $50,000 purchase payment + $10,800 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $10,800 (6% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $209,400 ($198,600 prior GLWB base + $10,800 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $209,400. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,530 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,470 was $168,530 ($179,000 — $10,470). Upon the excess withdrawal, your GLWB base is set equal to $160,284, i.e. $209,400 x (1 — $39,530/$168,530). Because the GLWB base after adjustment for the excess withdrawal of $160,284 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $160,284.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $9,617 (6% of $160,284 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $169,901 ($160,284 prior GLWB base + $9,617 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $179,901 ($169,901 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $170,284 ($160,284 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $10,217 (6% of $170,284 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $190,118 ($169,901 prior GLWB base + $10,000 additional purchase payment + $10,217 annual credit), and your GLWB base is set equal to your annual credit base.

Form 6802	82

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $10,217 (6% of $170,284 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $200,335 for year nine and $210,552 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $10,217 (6% of $170,284 Annual Credit Calculation Base) and your GLWB base after year eleven is $220,769 ($210,552 prior GLWB base + $10,217 annual credit).

GLWB Plus applied for between March 25, 2013 and May 1, 2013

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $6,000 credit on the first contract anniversary (6% of $100,000 Annual Credit Calculation Base) and your annual credit base is $106,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $7,800 (6% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $137,800 after year two ($130,000 prior GLWB base + $7,800 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $187,800 ($137,800 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $10,800 (6% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $198,600 ($137,800 prior GLWB base + $50,000 purchase payment + $10,800 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $10,800 (6% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $209,400 ($198,600 prior GLWB base + $10,800 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $9,423 (4.50% of $209,400), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $209,400. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $9,423 (4.50% of $209,400), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $40,577 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $9,423 was $169,577 ($179,000 — $9,423). Upon the excess withdrawal, your GLWB base is set equal to $159,294, i.e. $209,400 x (1 — $40,577/$169,577). Because the GLWB base after adjustment for the excess withdrawal of $159,294 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $159,294.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $9,558 (6% of $159,294 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $168,852 ($159,294 prior GLWB base + $9,558 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $178,852 ($168,852 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $169,294 ($159,294 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $10,158 (6% of $169,294 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $189,009 ($168,852 prior GLWB base + $10,000 additional purchase payment + $10,158 annual credit), and your GLWB base is set equal to your annual credit base.

Form 6802	83

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $10,158 (6% of $169,294 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $199,167 for year nine and $209,325 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $10,158 (6% of $169,294 Annual Credit Calculation Base) and your GLWB base after year eleven is $219,482 ($209,325 prior GLWB base + $10,158 annual credit).

GLWB Plus applied for between December 3, 2012 and March 25, 2013

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $7,000 credit on the first contract anniversary (7% of $100,000 Annual Credit Calculation Base) and your annual credit base is $107,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $9,100 (7% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $139,100 after year two ($130,000 prior GLWB base + $9,100 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $189,100 ($139,100 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $12,600 (7% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $201,700 ($139,100 prior GLWB base + $50,000 purchase payment + $12,600 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $12,600 (7% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $214,300 ($201,700 prior GLWB base + $12,600 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,715 (5.00% of $214,300), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $214,300. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,715 (5.00% of $214,300), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,285 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,715 was $168,285 ($179,000 — $10,715). Upon the excess withdrawal, your GLWB base is set equal to $164,273, i.e. $214,300 x (1 — $39,285/$168,285). Because the GLWB base after adjustment for the excess withdrawal of $164,273 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $164,273.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $11,499 (7% of $164,273 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $175,772 ($164,273 prior GLWB base + $11,499 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $185,772 ($175,772 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $174,273 ($164,273 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $12,199 (7% of $174,273 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $197,971 ($175,772 prior GLWB base + $10,000 additional purchase payment + $12,199 annual credit), and your GLWB base is set equal to your annual credit base.

Form 6802	84

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $12,199 (7% of $174,273 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $210,170 for year nine and $222,370 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $12,199 (7% of $174,273 Annual Credit Calculation Base) and your GLWB base after year eleven is $234,569 ($222,370 prior GLWB base + $12,199 annual credit).

GLWB Plus applied for before December 3, 2012

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5.00% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5.00% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040 ($179,000 — $10,960). Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 x (1 — $38,821/$167,821). Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

Form 6802	85

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

Form 6802	86

Statement of Additional Information Contents

Ohio National Life

Custodian

Independent Registered Public Accounting Firm

Underwriter

Calculation of Money Market Yield

Total Return

Financial Statements

1940 Act File Number 811-1978

1933 Act File Number 333-182249

Form 6802	87

Ohio National Variable Account A

of

The Ohio National Life Insurance Company

One Financial Way

Montgomery, Ohio 45242

Telephone 1-888-925-6446

ONcore Xtra (sold on or after October 1, 2012) VA

Statement of Additional Information

May 1, 2015

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A ("VAA") flexible purchase payment individual variable annuity contracts dated May 1, 2015. To get a free copy of the prospectus for VAA, write or call us at the above address.

TABLE OF CONTENTS

Ohio National Life	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Calculation of Money Market Yield	2
Total Return	2

Ohio National Life

The Ohio National Life Insurance Company was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $41.4 billion and equity of approximately $1.9 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately wholly-owned by Ohio National Financial Services, Inc., which is wholly-owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Custodian

The Ohio National Life Insurance Company, the depositor, One Financial Way, Montgomery, Ohio 45242 , holds custody of VAA’s assets.

Independent Registered Public Accounting Firm

The financial statements of Ohio National Variable Account A as of December 31, 2014 and for each of the periods in the two-year period ended December 31, 2014, and the related financial highlights for each of the periods in the five-year period ended December 31, 2014, and the consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2014 and 2013 and for each of the years in the three-year period ended December 31, 2014 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2014	$127,357,298	$28,273,455
2013	$131,065,351	$29,723,497
2012	$157,888,643	$34,591,557

Calculation of Money Market Yield

The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:  P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, the $30 annual contract administration charge is equal to an annual percentage charge of 0.08%. There is no annual contract administration charge for contracts over $50,000. The effect of the waiver of that charge on contracts with total value more than $50,000 would be to increase the returns. The returns assume surrender of the contract and the waiver of deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account A. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account A.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.:
Equity Subaccount
13,718,863 Shares (Cost $ 396,530,312)	$458,758,789	$458,475,245	$283,544	$458,758,789
Money Market Subaccount
16,767,981 Shares (Cost $ 167,679,811)	167,679,811	167,669,473	10,338	167,679,811
Bond Subaccount
8,964,032 Shares (Cost $ 125,783,639)	140,287,106	140,244,564	42,542	140,287,106
Omni Subaccount
779,320 Shares (Cost $ 12,612,919)	18,820,578	18,747,997	72,581	18,820,578
International Subaccount
12,340,463 Shares (Cost $ 136,878,120)	154,872,815	154,852,397	20,418	154,872,815
Capital Appreciation Subaccount
12,108,470 Shares (Cost $ 358,609,844)	409,508,448	409,496,063	12,385	409,508,448
International Small-Mid Company Subaccount
1,969,772 Shares (Cost $ 43,694,918)	53,952,054	53,909,720	42,334	53,952,054
Aggressive Growth Subaccount
1,947,214 Shares (Cost $ 17,991,466)	26,676,833	26,676,833	0	26,676,833
Small Cap Growth Subaccount
6,826,675 Shares (Cost $ 143,068,973)	171,076,472	171,043,171	33,301	171,076,472
Mid Cap Opportunity Subaccount
2,002,182 Shares (Cost $ 39,543,798)	63,048,719	63,022,725	25,994	63,048,719
S&P 500® Index Subaccount
13,998,994 Shares (Cost $ 229,925,570)	306,997,929	306,836,004	161,925	306,997,929
Strategic Value Subaccount
22,936,417 Shares (Cost $ 273,690,779)	319,274,920	319,273,341	1,579	319,274,920
High Income Bond Subaccount
12,971,457 Shares (Cost $ 166,096,900)	211,694,181	211,633,741	60,440	211,694,181
Capital Growth Subaccount
1,608,906 Shares (Cost $ 47,625,471)	65,981,239	65,981,239	0	65,981,239
Nasdaq-100® Index Subaccount
9,914,333 Shares (Cost $ 75,947,960)	107,867,943	107,852,366	15,577	107,867,943
Bristol Subaccount
10,498,403 Shares (Cost $ 127,570,848)	217,841,862	217,820,645	21,217	217,841,862
Bryton Growth Subaccount
8,186,645 Shares (Cost $ 108,224,570)	167,580,628	167,557,252	23,376	167,580,628
Balanced Subaccount
42,407,425 Shares (Cost $ 767,315,780)	804,044,771	803,897,457	147,314	804,044,771

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.: (continued)
Target VIP Subaccount
3,629,065 Shares (Cost $ 42,978,170)	$52,585,147	$52,498,500	$86,647	$52,585,147
Bristol Growth Subaccount
7,088,848 Shares (Cost $ 69,531,999)	116,540,658	116,539,937	721	116,540,658
Risk Managed Balanced Subaccount
3,077,793 Shares (Cost $ 32,171,526)	33,332,498	33,332,498	0	33,332,498
Fidelity® Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount
15,201 Shares (Cost $ 581,830)	964,948	964,948	0	964,948
VIP Equity-Income Subaccount
34,841 Shares (Cost $ 790,650)	845,602	845,602	0	845,602
VIP High Income Subaccount
10,830 Shares (Cost $ 76,588)	59,782	59,782	0	59,782
Janus Aspen Series - Institutional Shares:
Janus Subaccount
143,418 Shares (Cost $ 4,166,180)	5,128,610	5,123,173	5,437	5,128,610
Overseas Subaccount
56,112 Shares (Cost $ 2,073,793)	1,827,022	1,810,930	16,092	1,827,022
Global Research Subaccount
54,312 Shares (Cost $ 1,794,899)	2,251,228	2,235,527	15,701	2,251,228
Balanced Subaccount
225,694 Shares (Cost $ 5,942,294)	7,093,559	7,041,793	51,766	7,093,559
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Equity Income Subaccount
1,758,505 Shares (Cost $ 23,055,034)	28,083,325	28,070,837	12,488	28,083,325
ClearBridge Variable Large Cap Value Subaccount
3,696,511 Shares (Cost $ 69,724,383)	71,971,075	71,970,290	785	71,971,075
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount (a)
109,582,889 Shares (Cost $ 1,332,092,556)	1,435,535,845	1,435,535,845	0	1,435,535,845
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
129,781 Shares (Cost $ 2,610,418)	3,745,487	3,745,487	0	3,745,487
Small Cap Value Subaccount
28,699 Shares (Cost $ 288,622)	319,992	319,992	0	319,992
Discovery Subaccount
135,894 Shares (Cost $ 2,153,219)	4,173,317	4,097,909	75,408	4,173,317

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
111,025 Shares (Cost $ 1,158,500)	$1,185,746	$1,185,746	$0	$1,185,746
U.S. Real Estate Subaccount
149,145 Shares (Cost $ 2,213,253)	3,002,292	2,995,259	7,033	3,002,292
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
18,418,250 Shares (Cost $ 202,412,937)	209,783,868	209,772,664	11,204	209,783,868
U.S. Equity Insights Subaccount (b)
1,835,628 Shares (Cost $ 23,743,435)	33,261,572	33,232,432	29,140	33,261,572
Strategic Growth Subaccount
607,630 Shares (Cost $ 7,946,556)	9,819,307	9,819,307	0	9,819,307
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
19,920,716 Shares (Cost $ 408,807,526)	397,617,485	397,545,836	71,649	397,617,485
U.S. Small-Mid Cap Equity Subaccount
5,111,194 Shares (Cost $ 44,841,437)	41,809,567	41,795,095	14,472	41,809,567
U.S. Strategic Equity Subaccount
498,871 Shares (Cost $ 5,191,158)	6,061,277	6,061,277	0	6,061,277
International Equity Subaccount
50,287,217 Shares (Cost $ 532,248,294)	628,590,208	628,558,200	32,008	628,590,208
Global Dynamic Multi Asset Subaccount (b)
12,609,967 Shares (Cost $ 148,479,752)	149,554,206	149,554,206	0	149,554,206
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
6,293,464 Shares (Cost $ 91,463,398)	135,246,543	135,225,380	21,163	135,246,543
Jennison Subaccount
594,889 Shares (Cost $ 16,910,062)	23,676,591	23,676,591	0	23,676,591
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
14,262,926 Shares (Cost $ 441,139,792)	525,446,181	525,306,447	139,734	525,446,181
VIP Contrafund® Subaccount
13,671,852 Shares (Cost $ 348,781,460)	501,756,983	501,655,975	101,008	501,756,983
VIP Growth Subaccount
1,119,101 Shares (Cost $ 53,145,729)	70,279,552	70,217,704	61,848	70,279,552
VIP Equity-Income Subaccount
7,389,863 Shares (Cost $ 155,862,868)	176,100,431	176,100,431	0	176,100,431

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Fidelity® Variable Insurance Products Fund - Service Class 2: (continued)
VIP Real Estate Subaccount
8,381,898 Shares (Cost $ 131,614,993)	$163,195,549	$163,194,936	$613	$163,195,549
VIP Target Volatility Subaccount
10,687,796 Shares (Cost $ 119,282,586)	120,985,847	120,985,847	0	120,985,847
Janus Aspen Series - Service Shares:
Janus Subaccount
734,693 Shares (Cost $ 18,258,282)	25,868,545	25,771,683	96,862	25,868,545
Global Research Subaccount
738,762 Shares (Cost $ 23,520,524)	30,119,322	30,119,322	0	30,119,322
Balanced Subaccount
5,049,176 Shares (Cost $ 146,121,515)	166,471,344	166,471,344	0	166,471,344
Overseas Subaccount
6,923,461 Shares (Cost $ 278,181,803)	218,435,190	218,388,848	46,342	218,435,190
INTECH U.S. Low Volatility Subaccount
30,125,980 Shares (Cost $ 373,732,941)	430,198,991	430,198,991	0	430,198,991
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
1,434,946 Shares (Cost $ 27,146,207)	34,524,790	34,457,010	67,780	34,524,790
Mid Cap Value Subaccount
21,298,617 Shares (Cost $ 154,188,858)	243,017,215	242,950,261	66,954	243,017,215
AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Growth & Income Subaccount
3,970 Shares (Cost $ 85,286)	117,944	117,944	0	117,944
Small Cap Growth Subaccount
2,172 Shares (Cost $ 25,457)	43,431	43,431	0	43,431
Dynamic Asset Allocation Subaccount
23,009,597 Shares (Cost $ 247,145,048)	268,521,998	268,521,998	0	268,521,998
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
1,755,900 Shares (Cost $ 29,319,028)	26,865,274	26,840,062	25,212	26,865,274
Investors Growth Stock Subaccount
1,288,200 Shares (Cost $ 16,642,562)	20,134,568	20,111,980	22,588	20,134,568
Mid Cap Growth Subaccount
4,142,199 Shares (Cost $ 28,033,669)	34,918,734	34,918,734	0	34,918,734
Total Return Subaccount
2,806,389 Shares (Cost $ 55,000,507)	67,213,017	67,213,017	0	67,213,017

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
43,615,144 Shares (Cost $ 582,866,982)	$558,709,995	$558,544,213	$165,782	$558,709,995
Total Return Subaccount
124,299,213 Shares (Cost $ 1,383,611,032)	1,392,151,187	1,391,996,208	154,979	1,392,151,187
Global Bond Subaccount
9,320,776 Shares (Cost $ 123,597,504)	111,383,273	111,372,238	11,035	111,383,273
CommodityRealReturn® Strategy Subaccount
6,560,885 Shares (Cost $ 47,076,129)	31,885,899	31,885,414	485	31,885,899
Global Diversified Allocation Subaccount
36,472,242 Shares (Cost $ 381,945,925)	381,134,934	381,134,934	0	381,134,934
Short-Term Subaccount
3,049,380 Shares (Cost $ 31,378,136)	31,286,642	31,260,489	26,153	31,286,642
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount
1,374 Shares (Cost $ 155,768)	155,332	155,332	0	155,332
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
789,192 Shares (Cost $ 30,932,796)	38,851,904	38,851,904	0	38,851,904
Royce Capital Fund - Investment Class:
Small-Cap Subaccount
32,745,030 Shares (Cost $ 353,608,558)	414,224,634	414,123,783	100,851	414,224,634
Micro-Cap Subaccount
9,729,131 Shares (Cost $ 105,774,504)	110,620,224	110,598,444	21,780	110,620,224
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
7,455,293 Shares (Cost $ 77,687,209)	79,398,871	79,396,667	2,204	79,398,871
U.S. Real Estate Subaccount
5,724,575 Shares (Cost $ 77,186,324)	114,605,999	114,565,195	40,804	114,605,999
Growth Subaccount
1,116,580 Shares (Cost $ 29,131,385)	33,463,891	33,439,248	24,643	33,463,891
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Comstock Series I Subaccount
2,536 Shares (Cost $ 32,370)	48,594	48,594	0	48,594
Invesco V.I. International Growth Series II Subaccount
969,776 Shares (Cost $ 31,184,719)	33,379,705	33,378,928	777	33,379,705
Invesco V.I. Balanced-Risk Allocation Series II Subaccount
33,552,149 Shares (Cost $ 411,758,823)	408,329,651	408,327,163	2,488	408,329,651

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income VIP Subaccount (b)
7,941,311 Shares (Cost $ 120,103,996)	$127,060,971	$127,059,551	$1,420	$127,060,971
Franklin Flex Cap Growth VIP Subaccount (b)
1,179,202 Shares (Cost $ 15,197,891)	19,586,552	19,582,646	3,906	19,586,552
Templeton Foreign VIP Subaccount (b)
11,694,366 Shares (Cost $ 162,884,199)	176,000,207	175,984,459	15,748	176,000,207
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
3,000,214 Shares (Cost $ 44,493,935)	59,854,277	59,853,268	1,009	59,854,277
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
1,990,883 Shares (Cost $ 31,626,126)	36,612,345	36,612,345	0	36,612,345
Managed Volatility Fund II Subaccount
45,609,136 Shares (Cost $ 471,948,542)	480,264,204	480,249,595	14,609	480,264,204
Managed Tail Risk Fund II Subaccount
10,586,540 Shares (Cost $ 62,903,907)	58,649,430	58,649,430	0	58,649,430
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
29,368,017 Shares (Cost $ 304,652,878)	334,208,036	334,208,036	0	334,208,036
U.S. Equity Insights Subaccount (b)
962,491 Shares (Cost $ 15,437,059)	17,488,460	17,488,460	0	17,488,460
Strategic Growth Subaccount
1,063,501 Shares (Cost $ 15,441,755)	17,154,275	17,154,275	0	17,154,275
Global Markets Navigator Subaccount
12,861,088 Shares (Cost $ 143,613,085)	152,018,061	152,018,061	0	152,018,061
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income VIP Subaccount (b)
9,070,903 Shares (Cost $ 138,166,096)	147,946,432	147,946,432	0	147,946,432
Franklin Flex Cap Growth VIP Subaccount (b)
1,445,914 Shares (Cost $ 18,285,842)	23,756,365	23,756,365	0	23,756,365
Templeton Foreign VIP Subaccount (b)
29,435,225 Shares (Cost $ 408,001,631)	446,238,018	446,238,018	0	446,238,018
Franklin Founding Funds Allocation VIP Subaccount (b)
6,127,832 Shares (Cost $ 44,047,968)	46,203,856	46,203,856	0	46,203,856

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
40,921,983 Shares (Cost $ 414,477,609)	$444,752,384	$444,751,010	$1,374	$444,752,384
VIP Global Natural Resources Subaccount
11,673,694 Shares (Cost $ 63,544,005)	55,154,702	55,154,702	0	55,154,702
VIP Science and Technology Subaccount
4,018,677 Shares (Cost $ 88,151,048)	100,560,154	100,544,506	15,648	100,560,154
Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount
46,682,506 Shares (Cost $ 506,833,546)	542,450,717	542,450,717	0	542,450,717
TOPS® Managed Risk Moderate Growth ETF Subaccount
74,564,132 Shares (Cost $ 819,299,606)	892,532,662	892,532,662	0	892,532,662
TOPS® Managed Risk Growth ETF Subaccount
72,821,391 Shares (Cost $ 757,604,344)	856,379,558	856,379,558	0	856,379,558

Totals	$19,168,749,162	$19,166,087,947	$2,661,215	$19,168,749,162

(a)	Name change was effective June 30, 2014:

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount formerly known as Legg Mason Dynamic Multi-Strategy VIT Subaccount

(b)	Name change was effective May 1, 2014:

U.S. Equity Insights Subaccount formerly known as Structured U.S. Equity Subaccount

Global Dynamic Multi Asset Subaccount formerly known as Multi-Asset Targeted Volatility Subaccount

Franklin Income VIP Subaccount formerly known as Franklin Income Securities Subaccount

Franklin Flex Cap Growth VIP Subaccount formerly known as Franklin Flex Cap Growth Securities Subaccount

Templeton Foreign VIP Subaccount formerly known as Templeton Foreign Securities Subaccount

Franklin Founding Funds Allocation VIP Subaccount formerly known as Franklin Templeton VIP Founding Funds Allocation Subaccount

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Ohio National Fund, Inc.
	Equity Subaccount	Money Market Subaccount	Bond Subaccount	Omni Subaccount	International Subaccount	Capital Appreciation Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$1,470,071	$0	$0	$174,440	$0	$1,062,878
Risk and administrative expense (note 2)	(3,134,801)	(2,564,516)	(1,696,328)	(225,772)	(2,029,780)	(2,330,303)

Net investment activity	(1,664,730)	(2,564,516)	(1,696,328)	(51,332)	(2,029,780)	(1,267,425)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	8,200,173	(29,800)	4,511,903	1,074,758	4,165,941	8,445,841
Unrealized gain (loss)	24,538,061	0	2,981,273	898,402	(19,690,928)	7,682,556

Net gain (loss) on investments	32,738,234	(29,800)	7,493,176	1,973,160	(15,524,987)	16,128,397

Net increase (decrease) in contract owners’ equity from operations	$31,073,504	$(2,594,316)	$5,796,848	$1,921,828	$(17,554,767)	$14,860,972

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Ohio National Fund, Inc.
	International Small-Mid Company Subaccount	Aggressive Growth Subaccount	Small Cap Growth Subaccount	Mid Cap Opportunity Subaccount	S&P 500® Index Subaccount	Strategic Value Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$3,690,262	$17,110,472
Risk and administrative expense (note 2)	(755,957)	(321,194)	(1,166,086)	(784,200)	(3,360,590)	(4,852,818)

Net investment activity	(755,957)	(321,194)	(1,166,086)	(784,200)	329,672	12,257,654

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,757,081	1,843,419	6,292,791	4,657,656	14,085,797	26,893,854
Unrealized gain (loss)	(8,098,418)	497,719	12,266,201	1,924,552	15,662,416	829,542

Net gain (loss) on investments	(5,341,337)	2,341,138	18,558,992	6,582,208	29,748,213	27,723,396

Net increase (decrease) in contract owners’ equity from operations	$(6,097,294)	$2,019,944	$17,392,906	$5,798,008	$30,077,885	$39,981,050

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Ohio National Fund, Inc.
	High Income Bond Subaccount	Capital Growth Subaccount	Nasdaq-100® Index Subaccount	Bristol Subaccount	Bryton Growth Subaccount	Balanced Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$0	$0	$1,023,820	$840,998	$0	$5,862,660
Risk and administrative expense (note 2)	(3,467,366)	(875,887)	(1,215,889)	(2,840,771)	(2,206,072)	(5,319,491)

Net investment activity	(3,467,366)	(875,887)	(192,069)	(1,999,773)	(2,206,072)	543,169

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	28,229,364	5,253,142	8,252,934	17,037,420	15,172,892	3,502,095
Unrealized gain (loss)	(20,156,529)	(3,839,526)	6,927,775	10,842,942	(4,536,844)	21,231,950

Net gain (loss) on investments	8,072,835	1,413,616	15,180,709	27,880,362	10,636,048	24,734,045

Net increase (decrease) in contract owners’ equity from operations	$4,605,469	$537,729	$14,988,640	$25,880,589	$8,429,976	$25,277,214

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Ohio National Fund, Inc.			Fidelity® Variable Insurance Products Fund - Initial Class
	Target VIP Subaccount	Bristol Growth Subaccount	Risk Managed Balanced Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP High Income Subaccount
	2014	2014	2014 (a)	2014	2014	2014
Investment activity:
Reinvested dividends	$814,533	$348,228	$0	$1,785	$23,813	$3,536
Risk and administrative expense (note 2)	(650,754)	(1,515,991)	(131,624)	(13,041)	(11,237)	(884)

Net investment activity	163,779	(1,167,763)	(131,624)	(11,256)	12,576	2,652

Reinvested capital gains	0	0	0	0	11,942	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,336,191	8,571,655	24,262	64,228	9,139	(2,802)
Unrealized gain (loss)	1,564,529	4,433,684	1,160,972	41,572	28,364	345

Net gain (loss) on investments	2,900,720	13,005,339	1,185,234	105,800	37,503	(2,457)

Net increase (decrease) in contract owners’ equity from operations	$3,064,499	$11,837,576	$1,053,610	$94,544	$62,021	$195

(a)	Period from May 1, 2014, date of commencement of operations, to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Janus Aspen Series - Institutional Shares
	Janus Subaccount	Overseas Subaccount	Global Research Subaccount	Balanced Subaccount
	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$18,166	$63,286	$25,001	$126,853
Risk and administrative expense (note 2)	(63,315)	(26,133)	(29,208)	(90,759)

Net investment activity	(45,149)	37,153	(4,207)	36,094

Reinvested capital gains	356,277	204,345	0	193,772

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	102,249	17,509	65,713	247,835
Unrealized gain (loss)	131,600	(525,280)	74,510	26,720

Net gain (loss) on investments	233,849	(507,771)	140,223	274,555

Net increase (decrease) in contract owners’ equity from operations	$544,977	$(266,273)	$136,016	$504,421

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Legg Mason Partners Variable Equity Trust - Class I
	ClearBridge Variable All Cap Value Subaccount (note 4)	ClearBridge Variable Equity Income Subaccount	ClearBridge Variable Large Cap Value Subaccount	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$4,911,580	$583,898	$1,235,817	$21,329,582
Risk and administrative expense (note 2)	(282,856)	(296,195)	(499,266)	(16,111,141)

Net investment activity	4,628,724	287,703	736,551	5,218,441

Reinvested capital gains	15,002,829	0	4,662,205	13,888,967

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(14,617,520)	995,096	1,332,539	9,263,701
Unrealized gain (loss)	(3,160,773)	1,563,207	(2,861,498)	31,880,336

Net gain (loss) on investments	(17,778,293)	2,558,303	(1,528,959)	41,144,037

Net increase (decrease) in contract owners’ equity from operations	$1,853,260	$2,846,006	$3,869,797	$60,251,445

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Wells Fargo Advantage Variable Trust Funds			The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF)
	Opportunity Subaccount	Small Cap Value Subaccount	Discovery Subaccount	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$2,232	$1,144	$0	$35,049	$41,497
Risk and administrative expense (note 2)	(51,659)	(4,536)	(59,753)	(15,468)	(36,610)

Net investment activity	(49,427)	(3,392)	(59,753)	19,581	4,887

Reinvested capital gains	0	0	568,523	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	227,648	1,593	566,215	4,844	167,836
Unrealized gain (loss)	172,800	11,798	(1,138,434)	47,149	545,988

Net gain (loss) on investments	400,448	13,391	(572,219)	51,993	713,824

Net increase (decrease) in contract owners’ equity from operations	$351,021	$9,999	$(63,449)	$71,574	$718,711

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Goldman Sachs Variable Insurance Trust - Institutional Shares			Lazard Retirement Series, Inc. - Service Shares
	Large Cap Value Subaccount	U.S. Equity Insights Subaccount	Strategic Growth Subaccount	Emerging Markets Equity Subaccount	U.S. Small-Mid Cap Equity Subaccount
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$2,906,257	$453,557	$35,575	$6,855,984	$0
Risk and administrative expense (note 2)	(3,031,725)	(405,878)	(128,143)	(5,357,168)	(523,093)

Net investment activity	(125,468)	47,679	(92,568)	1,498,816	(523,093)

Reinvested capital gains	38,390,264	1,443,328	1,845,993	3,685,425	6,555,000

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	13,574,414	2,056,523	866,432	5,835,464	(48,569)
Unrealized gain (loss)	(26,433,417)	845,673	(1,487,794)	(33,481,102)	(2,326,228)

Net gain (loss) on investments	(12,859,003)	2,902,196	(621,362)	(27,645,638)	(2,374,797)

Net increase (decrease) in contract owners’ equity from operations	$25,405,793	$4,393,203	$1,132,063	$(22,461,397)	$3,657,110

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Lazard Retirement Series, Inc. - Service Shares			The Prudential Series Fund, Inc. - Class II
	U.S. Strategic Equity Subaccount	International Equity Subaccount	Global Dynamic Multi Asset Subaccount	Jennison 20/20 Focus Subaccount	Jennison Subaccount
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$38,655	$9,820,497	$820,393	$0	$0
Risk and administrative expense (note 2)	(73,096)	(8,080,680)	(1,649,046)	(1,837,327)	(260,428)

Net investment activity	(34,441)	1,739,817	(828,653)	(1,837,327)	(260,428)

Reinvested capital gains	689,935	0	8,264,670	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	199,760	16,368,292	1,013,059	10,701,521	1,559,023
Unrealized gain (loss)	(150,680)	(52,587,786)	(6,956,598)	(1,422,557)	390,768

Net gain (loss) on investments	49,080	(36,219,494)	(5,943,539)	9,278,964	1,949,791

Net increase (decrease) in contract owners’ equity from operations	$704,574	$(34,479,677)	$1,492,478	$7,441,637	$1,689,363

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount	VIP Contrafund® Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount	VIP Target Volatility Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$100,246	$3,583,097	$0	$4,611,145	$2,575,283	$1,169,534
Risk and administrative expense (note 2)	(6,839,538)	(6,164,032)	(803,266)	(2,166,518)	(2,071,711)	(1,140,332)

Net investment activity	(6,739,292)	(2,580,935)	(803,266)	2,444,627	503,572	29,202

Reinvested capital gains	12,450,065	9,976,727	0	2,458,300	9,858,410	3,311,066

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	12,703,353	26,268,752	3,878,572	4,553,149	9,478,468	345,283
Unrealized gain (loss)	5,371,347	13,234,762	2,361,359	2,337,336	19,617,072	(48,939)

Net gain (loss) on investments	18,074,700	39,503,514	6,239,931	6,890,485	29,095,540	296,344

Net increase (decrease) in contract owners’ equity from operations	$23,785,473	$46,899,306	$5,436,665	$11,793,412	$39,457,522	$3,636,612

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Janus Aspen Series - Service Shares
	Janus Subaccount	Global Research Subaccount	Balanced Subaccount	Overseas Subaccount	INTECH U.S. Low Volatility Subaccount
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$57,223	$269,106	$2,476,037	$7,258,499	$2,778,108
Risk and administrative expense (note 2)	(332,865)	(363,773)	(2,102,284)	(3,186,135)	(4,232,869)

Net investment activity	(275,642)	(94,667)	373,753	4,072,364	(1,454,761)

Reinvested capital gains	1,878,489	0	4,101,553	24,521,730	675,663

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,862,842	1,877,028	4,200,541	(4,436,948)	4,836,581
Unrealized gain (loss)	(639,005)	(140,205)	2,077,914	(56,443,422)	45,404,879

Net gain (loss) on investments	1,223,837	1,736,823	6,278,455	(60,880,370)	50,241,460

Net increase (decrease) in contract owners’ equity from operations	$2,826,684	$1,642,156	$10,753,761	$(32,286,276)	$49,462,362

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	J.P. Morgan Insurance Trust - Class I		AllianceBernstein Variable Product Series Fund, Inc. - Class B
	Small Cap Core Subaccount	Mid Cap Value Subaccount	Growth & Income Subaccount	Small Cap Growth Subaccount	Dynamic Asset Allocation Subaccount
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$47,192	$1,753,818	$1,252	$0	$964,224
Risk and administrative expense (note 2)	(416,758)	(2,899,298)	(1,584)	(609)	(3,348,708)

Net investment activity	(369,566)	(1,145,480)	(332)	(609)	(2,384,484)

Reinvested capital gains	2,703,029	11,966,443	0	4,058	9,620,909

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,288,392	16,727,541	2,382	298	3,094,456
Unrealized gain (loss)	(2,977,141)	1,632,714	6,400	(5,289)	(3,356,295)

Net gain (loss) on investments	311,251	18,360,255	8,782	(4,991)	(261,839)

Net increase (decrease) in contract owners’ equity from operations	$2,644,714	$29,181,218	$8,450	$(1,542)	$6,974,586

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	MFS® Variable Insurance Trust - Service Class
	New Discovery Subaccount	Investors Growth Stock Subaccount	Mid Cap Growth Subaccount	Total Return Subaccount
	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$0	$52,212	$0	$1,120,189
Risk and administrative expense (note 2)	(393,554)	(236,123)	(453,842)	(821,772)

Net investment activity	(393,554)	(183,911)	(453,842)	298,417

Reinvested capital gains	6,403,199	1,054,520	3,939,561	1,731,948

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,598,196	824,038	1,913,162	1,954,056
Unrealized gain (loss)	(10,738,837)	101,302	(2,985,689)	393,668

Net gain (loss) on investments	(9,140,641)	925,340	(1,072,527)	2,347,724

Net increase (decrease) in contract owners’ equity from operations	$(3,130,996)	$1,795,949	$2,413,192	$4,378,089

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount	Total Return Subaccount	Global Bond Subaccount	Commodity RealReturn® Strategy Subaccount	Global Diversified Allocation Subaccount	Short- Term Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$8,330,399	$32,549,962	$3,010,133	$441,766	$14,140,713	$180,597
Risk and administrative expense (note 2)	(7,618,484)	(19,501,606)	(1,563,366)	(1,634,475)	(4,371,365)	(319,675)

Net investment activity	711,915	13,048,356	1,446,767	(1,192,709)	9,769,348	(139,078)

Reinvested capital gains	0	0	3,300,603	0	6,161,675	31,220

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(3,635,829)	1,735,124	(2,085,281)	(36,118,599)	891,440	28,272
Unrealized gain (loss)	14,555,426	28,916,491	(1,088,051)	24,016,800	(2,943,109)	(91,806)

Net gain (loss) on investments	10,919,597	30,651,615	(3,173,332)	(12,101,799)	(2,051,669)	(63,534)

Net increase (decrease) in contract owners’ equity from operations	$11,631,512	$43,699,971	$1,574,038	$(13,294,508)	$13,879,354	$(171,392)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Calvert Variable Products, Inc.	Calvert Variable Series, Inc.	Dreyfus Variable Investment Fund - Service Shares	Royce Capital Fund - Investment Class
	VP S&P 500 Index Subaccount	VP SRI Equity Subaccount (note 4)	Appreciation Subaccount	Small-Cap Subaccount	Micro-Cap Subaccount
	2014 (b)	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$2,420	$232	$637,721	$537,529	$0
Risk and administrative expense (note 2)	(1,410)	(769)	(519,060)	(6,306,250)	(1,520,465)

Net investment activity	1,010	(537)	118,661	(5,768,721)	(1,520,465)

Reinvested capital gains	12,828	15,493	1,081,535	49,554,246	8,792,791

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,113	62,732	2,054,146	38,273,753	2,866,173
Unrealized gain (loss)	(436)	(79,488)	(790,831)	(79,831,341)	(16,125,875)

Net gain (loss) on investments	2,677	(16,756)	1,263,315	(41,557,588)	(13,259,702)

Net increase (decrease) in contract owners’ equity from operations	$16,515	$(1,800)	$2,463,511	$2,227,937	$(5,987,376)

(b)	Period from April 30, 2014, date of commencement of operations, to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)			AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount	Growth Subaccount	Invesco V.I. Comstock Series I Subaccount	Invesco V.I. International Growth Series II Subaccount	Invesco V.I. Balanced- Risk Allocation Series II Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$1,359,556	$1,327,070	$0	$629	$446,862	$0
Risk and administrative expense (note 2)	(654,216)	(1,397,919)	(408,403)	(417)	(396,267)	(9,235,326)

Net investment activity	705,340	(70,849)	(408,403)	212	50,595	(9,235,326)

Reinvested capital gains	0	0	2,349,723	0	0	44,989,743

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	300,482	6,972,037	1,906,827	151	773,963	(9,936,352)
Unrealized gain (loss)	1,741,508	19,437,100	(2,674,877)	3,411	(1,283,506)	1,123,212

Net gain (loss) on investments	2,041,990	26,409,137	(768,050)	3,562	(509,543)	(8,813,140)

Net increase (decrease) in contract owners’ equity from operations	$2,747,330	$26,338,288	$1,173,270	$3,774	$(458,948)	$26,941,277

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Franklin Templeton Variable Insurance Products Trust - Class 2			Neuberger Berman Advisers Management Trust - S Class
	Franklin Income VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Templeton Foreign VIP Subaccount	AMT Mid Cap Intrinsic Value Subaccount
	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$6,463,474	$0	$3,438,696	$413,495
Risk and administrative expense (note 2)	(1,684,866)	(902,227)	(2,374,764)	(774,879)

Net investment activity	4,778,608	(902,227)	1,063,932	(361,384)

Reinvested capital gains	0	11,915,447	0	1,513,010

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,178,380	16,325,342	4,678,170	3,934,874
Unrealized gain (loss)	(2,571,309)	(25,391,341)	(28,914,941)	1,724,655

Net gain (loss) on investments	(392,929)	(9,065,999)	(24,236,771)	5,659,529

Net increase (decrease) in contract owners’ equity from operations	$4,385,679	$1,947,221	$(23,172,839)	$6,811,155

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Federated Insurance Series - Service Shares
	Kaufmann Fund II Subaccount	Managed Volatility Fund II Subaccount	Managed Tail Risk Fund II Subaccount
	2014	2014	2014
Investment activity:
Reinvested dividends	$0	$10,843,905	$305,638
Risk and administrative expense (note 2)	(466,021)	(5,207,986)	(463,681)

Net investment activity	(466,021)	5,635,919	(158,043)

Reinvested capital gains	4,112,403	22,826,902	3,438,453

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,625,173	2,976,673	(484,032)
Unrealized gain (loss)	(3,627,820)	(25,967,050)	(4,327,469)

Net gain (loss) on investments	(1,002,647)	(22,990,377)	(4,811,501)

Net increase (decrease) in contract owners’ equity from operations	$2,643,735	$5,472,444	$(1,531,091)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount	U.S. Equity Insights Subaccount	Strategic Growth Subaccount	Global Markets Navigator Subaccount
	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$3,712,871	$189,857	$19,997	$54,470
Risk and administrative expense (note 2)	(5,160,793)	(163,036)	(213,726)	(1,698,845)

Net investment activity	(1,447,922)	26,821	(193,729)	(1,644,375)

Reinvested capital gains	61,362,096	732,560	3,234,798	1,213,532

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	39,973,681	425,032	1,244,600	717,579
Unrealized gain (loss)	(57,988,859)	686,159	(2,377,420)	3,434,596

Net gain (loss) on investments	(18,015,178)	1,111,191	(1,132,820)	4,152,175

Net increase (decrease) in contract owners’ equity from operations	$41,898,996	$1,870,572	$1,908,249	$3,721,332

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Franklin Income VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Templeton Foreign VIP Subaccount	Franklin Founding Funds Allocation VIP Subaccount
	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$6,830,170	$0	$7,938,517	$1,185,758
Risk and administrative expense (note 2)	(1,840,505)	(2,395,763)	(5,760,960)	(566,729)

Net investment activity	4,989,665	(2,395,763)	2,177,557	619,029

Reinvested capital gains	0	33,059,930	0	36,842

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	4,494,903	53,105,087	9,805,712	534,737
Unrealized gain (loss)	(5,245,775)	(79,625,667)	(69,567,281)	(577,548)

Net gain (loss) on investments	(750,872)	(26,520,580)	(59,761,569)	(42,811)

Net increase (decrease) in contract owners’ equity from operations	$4,238,793	$4,143,587	$(57,584,012)	$613,060

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Ivy Funds Variable Insurance Portfolios, Inc.
	VIP Asset Strategy Subaccount	VIP Global Natural Resources Subaccount	VIP Science and Technology Subaccount
	2014	2014	2014
Investment activity:
Reinvested dividends	$2,370,246	$0	$0
Risk and administrative expense (note 2)	(6,357,929)	(849,867)	(1,206,909)

Net investment activity	(3,987,683)	(849,867)	(1,206,909)

Reinvested capital gains	62,826,721	0	7,688,324

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	14,949,036	551,226	5,941,183
Unrealized gain (loss)	(106,264,520)	(8,201,332)	(11,053,946)

Net gain (loss) on investments	(91,315,484)	(7,650,106)	(5,112,763)

Net increase (decrease) in contract owners’ equity from operations	$(32,476,446)	$(8,499,973)	$1,368,652

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Northern Lights Variable Trust - Class II
	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount	Total Subaccounts
	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$4,970,782	$8,638,257	$7,285,644	$238,177,050
Risk and administrative expense (note 2)	(6,817,148)	(10,947,797)	(10,987,025)	(240,651,335)

Net investment activity	(1,846,366)	(2,309,540)	(3,701,381)	(2,474,285)

Reinvested capital gains	4,010,876	9,798,934	0	546,479,830

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	6,814,730	9,375,958	9,240,130	509,321,579
Unrealized gain (loss)	(785,201)	(5,658,478)	(5,833,782)	(477,696,758)

Net gain (loss) on investments	6,029,529	3,717,480	3,406,348	31,624,821

Net increase (decrease) in contract owners’ equity from operations	$8,194,039	$11,206,874	$(295,033)	$575,630,366

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Equity Subaccount		Money Market Subaccount		Bond Subaccount		Omni Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,664,730)	$(620,401)	$(2,564,516)	$(2,865,905)	$(1,696,328)	$(1,674,583)	$(51,332)	$(35,185)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	8,200,173	3,898,731	(29,800)	1,500	4,511,903	5,967,368	1,074,758	815,788
Unrealized gain (loss)	24,538,061	44,248,161	0	0	2,981,273	(8,448,470)	898,402	3,712,744

Net increase (decrease) in contract owners’ equity from operations	31,073,504	47,526,491	(2,594,316)	(2,864,405)	5,796,848	(4,155,685)	1,921,828	4,493,347

Equity transactions:
Contract purchase payments (note 1)	5,181,916	2,940,012	19,848,566	22,745,747	4,708,459	3,033,275	477,587	651,782
Extra credit fund deposit (note 1)	14,892	8,478	17,133	55,335	28,131	6,114	280	1,173
Transfers (to) and from other subaccounts	275,835,229	(11,203,360)	(24,011,765)	34,872,727	10,664,477	(288,358)	(543,313)	(446,185)
Transfers (to) and from fixed dollar contract	215,011	(366,838)	(1,833,003)	1,619,550	413,772	159,385	(3,221)	(194,044)
Withdrawals and surrenders	(12,010,145)	(8,617,735)	(37,033,100)	(34,482,481)	(6,798,162)	(7,781,895)	(1,477,712)	(1,443,607)
Surrender charges (note 2)	(37,894)	(18,603)	(156,828)	(129,977)	(22,503)	(38,030)	(7,318)	(5,354)
Annual contract charges (note 2)	(2,135,353)	(1,225,895)	(2,250,417)	(2,326,523)	(1,200,270)	(1,153,037)	(80,974)	(82,947)
Annuity and death benefit payments	(6,069,515)	(4,276,518)	(10,268,774)	(10,073,044)	(3,938,885)	(3,562,045)	(465,466)	(710,193)

Net equity transactions	260,994,141	(22,760,459)	(55,688,188)	12,281,334	3,855,019	(9,624,591)	(2,100,137)	(2,229,375)

Net change in contract owners’ equity	292,067,645	24,766,032	(58,282,504)	9,416,929	9,651,867	(13,780,276)	(178,309)	2,263,972
Contract owners’ equity:
Beginning of period	166,691,144	141,925,112	225,962,315	216,545,386	130,635,239	144,415,515	18,998,887	16,734,915

End of period	$458,758,789	$166,691,144	$167,679,811	$225,962,315	$140,287,106	$130,635,239	$18,820,578	$18,998,887

Change in units:
Beginning units	13,471,858	15,668,730	19,504,529	18,402,458	7,617,645	8,153,185	1,041,092	1,182,187

Units purchased	23,864,304	665,327	13,407,356	17,181,821	2,489,720	2,203,827	82,507	112,604
Units redeemed	(3,130,849)	(2,862,199)	(18,234,285)	(16,079,750)	(2,254,742)	(2,739,367)	(185,983)	(253,699)

Ending units	34,205,313	13,471,858	14,677,600	19,504,529	7,852,623	7,617,645	937,616	1,041,092

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	International Subaccount		Capital Appreciation Subaccount		Millennium Subaccount (note 4)	International Small-Mid Company Subaccount
	2014	2013	2014	2013	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,029,780)	$(2,065,286)	$(1,267,425)	$(836,467)	$(199,650)	$(755,957)	$(707,608)
Reinvested capital gains	0	0	0	0	399,181	0	0
Realized gain (loss)	4,165,941	5,656,738	8,445,841	8,759,628	9,095,534	2,757,081	2,526,717
Unrealized gain (loss)	(19,690,928)	12,581,360	7,682,556	19,185,664	(3,294,752)	(8,098,418)	10,875,548

Net increase (decrease) in contract owners’ equity from operations	(17,554,767)	16,172,812	14,860,972	27,108,825	6,000,313	(6,097,294)	12,694,657

Equity transactions:
Contract purchase payments (note 1)	2,613,513	2,670,889	3,982,286	2,632,111	527,845	1,747,726	1,368,161
Extra credit fund deposit (note 1)	3,507	6,765	10,116	8,799	2,247	5,758	6,332
Transfers (to) and from other subaccounts	17,201,037	6,204,274	301,499,477	(4,389,273)	(19,387,246)	2,112,309	(933,713)
Transfers (to) and from fixed dollar contract	(57,235)	(60,573)	673,490	151,303	(162,728)	350,629	466,445
Withdrawals and surrenders	(7,815,588)	(9,245,702)	(8,214,998)	(5,310,169)	(1,132,412)	(2,659,512)	(2,087,450)
Surrender charges (note 2)	(12,802)	(13,002)	(25,970)	(12,130)	(7,546)	(12,699)	(17,418)
Annual contract charges (note 2)	(1,462,750)	(1,501,307)	(1,645,092)	(748,034)	(83,511)	(569,675)	(531,464)
Annuity and death benefit payments	(4,672,191)	(5,072,999)	(4,595,957)	(3,466,755)	(298,407)	(1,512,643)	(1,169,511)

Net equity transactions	5,797,491	(7,011,655)	291,683,352	(11,134,148)	(20,541,758)	(538,107)	(2,898,618)

Net change in contract owners’ equity	(11,757,276)	9,161,157	306,544,324	15,974,677	(14,541,445)	(6,635,401)	9,796,039
Contract owners’ equity:
Beginning of period	166,630,091	157,468,934	102,964,124	86,989,447	14,541,445	60,587,455	50,791,416

End of period	$154,872,815	$166,630,091	$409,508,448	$102,964,124	$0	$53,952,054	$60,587,455

Change in units:
Beginning units	13,865,847	14,425,425	3,469,708	3,839,409	1,284,003	2,907,963	3,067,845

Units purchased	2,322,394	1,828,829	11,170,674	470,032	198,952	481,167	404,957
Units redeemed	(1,752,991)	(2,388,407)	(998,485)	(839,733)	(1,482,955)	(500,229)	(564,839)

Ending units	14,435,250	13,865,847	13,641,897	3,469,708	0	2,888,901	2,907,963

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount		Small Cap Growth Subaccount		Mid Cap Opportunity Subaccount		S&P 500® Index Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(321,194)	$(296,167)	$(1,166,086)	$(457,821)	$(784,200)	$(689,885)	$329,672	$391,189
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	1,843,419	1,600,905	6,292,791	2,924,867	4,657,656	4,031,934	14,085,797	9,848,335
Unrealized gain (loss)	497,719	4,852,840	12,266,201	10,492,552	1,924,552	10,818,809	15,662,416	38,080,051

Net increase (decrease) in contract owners’ equity from operations	2,019,944	6,157,578	17,392,906	12,959,598	5,798,008	14,160,858	30,077,885	48,319,575

Equity transactions:
Contract purchase payments (note 1)	1,730,145	2,095,342	3,419,572	5,125,686	2,488,864	2,009,183	21,293,950	24,796,700
Extra credit fund deposit (note 1)	229	4,851	7,604	8,589	4,681	3,532	12,924	9,820
Transfers (to) and from other subaccounts	(1,775,633)	(2,160,392)	87,368,017	30,638,564	542,364	660,484	27,367,632	28,304,996
Transfers (to) and from fixed dollar contract	193,032	189,107	448,813	(298,777)	397,632	533,417	6,086,504	1,906,580
Withdrawals and surrenders	(1,394,051)	(824,150)	(4,326,762)	(1,488,630)	(3,424,347)	(2,501,828)	(10,044,059)	(5,597,781)
Surrender charges (note 2)	(7,699)	(9,670)	(21,805)	(8,187)	(15,741)	(8,784)	(33,990)	(24,967)
Annual contract charges (note 2)	(230,255)	(225,325)	(855,311)	(339,256)	(489,794)	(430,357)	(2,314,304)	(1,638,683)
Annuity and death benefit payments	(650,180)	(696,765)	(1,748,494)	(787,790)	(1,447,152)	(1,236,645)	(5,085,945)	(4,541,206)

Net equity transactions	(2,134,412)	(1,627,002)	84,291,634	32,850,199	(1,943,493)	(970,998)	37,282,712	43,215,459

Net change in contract owners’ equity	(114,468)	4,530,576	101,684,540	45,809,797	3,854,515	13,189,860	67,360,597	91,535,034
Contract owners’ equity:
Beginning of period	26,791,301	22,260,725	69,391,932	23,582,135	59,194,204	46,004,344	239,637,332	148,102,298

End of period	$26,676,833	$26,791,301	$171,076,472	$69,391,932	$63,048,719	$59,194,204	$306,997,929	$239,637,332

Change in units:
Beginning units	2,617,296	2,918,190	5,074,868	2,551,707	2,623,813	2,638,917	13,597,324	10,859,140

Units purchased	329,205	599,194	9,215,075	3,411,549	451,383	604,327	4,782,067	5,077,090
Units redeemed	(599,102)	(900,088)	(2,599,007)	(888,388)	(509,538)	(619,431)	(2,775,837)	(2,338,906)

Ending units	2,347,399	2,617,296	11,690,936	5,074,868	2,565,658	2,623,813	15,603,554	13,597,324

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Strategic Value Subaccount		High Income Bond Subaccount		Capital Growth Subaccount		Nasdaq-100® Index Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$12,257,654	$5,325,047	$(3,467,366)	$(3,687,444)	$(875,887)	$(761,241)	$(192,069)	$(313,924)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	26,893,854	6,113,668	28,229,364	16,080,232	5,253,142	3,800,378	8,252,934	7,077,606
Unrealized gain (loss)	829,542	42,492,813	(20,156,529)	3,611,693	(3,839,526)	11,363,460	6,927,775	13,685,706

Net increase (decrease) in contract owners’ equity from operations	39,981,050	53,931,528	4,605,469	16,004,481	537,729	14,402,597	14,988,640	20,449,388

Equity transactions:
Contract purchase payments (note 1)	10,441,242	9,532,731	7,832,549	9,501,847	3,922,957	5,415,270	5,056,272	3,600,075
Extra credit fund deposit (note 1)	14,263	14,800	23,911	27,798	9,371	4,120	2,340	3,171
Transfers (to) and from other subaccounts	(93,946,276)	78,915,536	(69,286,353)	(12,644,341)	(5,383,525)	5,321,641	10,865,147	4,627,876
Transfers (to) and from fixed dollar contract	2,700,212	2,122,298	1,103,676	2,073,848	245,600	972,641	824,862	626,912
Withdrawals and surrenders	(12,400,282)	(8,187,741)	(11,459,281)	(9,457,039)	(2,085,793)	(1,894,044)	(4,937,548)	(2,674,002)
Surrender charges (note 2)	(79,618)	(83,274)	(72,360)	(80,326)	(6,304)	(9,018)	(11,307)	(11,013)
Annual contract charges (note 2)	(4,314,031)	(3,437,696)	(2,865,939)	(3,055,832)	(590,570)	(531,628)	(853,504)	(647,739)
Annuity and death benefit payments	(7,641,652)	(6,576,893)	(6,669,978)	(6,674,230)	(1,258,465)	(1,000,500)	(2,308,179)	(1,604,772)

Net equity transactions	(105,226,142)	72,299,761	(81,393,775)	(20,308,275)	(5,146,729)	8,278,482	8,638,083	3,920,508

Net change in contract owners’ equity	(65,245,092)	126,231,289	(76,788,306)	(4,303,794)	(4,609,000)	22,681,079	23,626,723	24,369,896
Contract owners’ equity:
Beginning of period	384,520,012	258,288,723	288,482,487	292,786,281	70,590,239	47,909,160	84,241,220	59,871,324

End of period	$319,274,920	$384,520,012	$211,694,181	$288,482,487	$65,981,239	$70,590,239	$107,867,943	$84,241,220

Change in units:
Beginning units	26,994,690	21,683,013	13,724,307	14,703,714	2,030,472	1,752,877	10,406,649	9,862,743

Units purchased	2,455,581	9,353,034	1,738,894	2,255,940	386,868	664,686	4,084,030	4,223,704
Units redeemed	(9,254,045)	(4,041,357)	(5,563,914)	(3,235,347)	(528,510)	(387,091)	(3,137,115)	(3,679,798)

Ending units	20,196,226	26,994,690	9,899,287	13,724,307	1,888,830	2,030,472	11,353,564	10,406,649

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Bristol Subaccount		Bryton Growth Subaccount		U.S. Equity Subaccount (note 4)	Balanced Subaccount		Income Opportunity Subaccount (note 4)
	2014	2013	2014	2013	2013	2014	2013	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,999,773)	$(1,730,590)	$(2,206,072)	$(2,087,602)	$(131,106)	$543,169	$(92,821)	$(38,731)
Reinvested capital gains	0	0	0	0	0	0	0	1,033,217
Realized gain (loss)	17,037,420	17,558,236	15,172,892	13,969,182	5,251,848	3,502,095	1,908,220	1,184,377
Unrealized gain (loss)	10,842,942	53,743,391	(4,536,844)	40,875,836	(698,791)	21,231,950	12,545,524	(624,968)

Net increase (decrease) in contract owners’ equity from operations	25,880,589	69,571,037	8,429,976	52,757,416	4,421,951	25,277,214	14,360,923	1,553,895

Equity transactions:
Contract purchase payments (note 1)	5,298,815	5,230,284	3,820,719	4,147,026	605,079	77,740,985	74,566,540	285,648
Extra credit fund deposit (note 1)	16,236	13,153	5,030	8,239	44	52,621	116,130	286
Transfers (to) and from other subaccounts	(16,165,623)	(39,892,851)	(2,819,951)	(28,235,499)	(18,722,971)	466,247,452	53,672,378	(8,775,958)
Transfers (to) and from fixed dollar contract	1,152,168	1,358,903	991,664	1,136,634	315,836	24,196,797	23,431,658	(62,368)
Withdrawals and surrenders	(7,651,113)	(5,978,952)	(5,882,496)	(4,269,044)	(355,354)	(9,692,191)	(1,591,213)	(240,748)
Surrender charges (note 2)	(43,211)	(48,598)	(35,558)	(39,859)	(1,747)	(121,434)	(32,235)	(977)
Annual contract charges (note 2)	(2,470,897)	(2,381,647)	(1,938,523)	(1,859,883)	(134,671)	(3,917,811)	(1,031,476)	(68,642)
Annuity and death benefit payments	(5,065,608)	(4,692,862)	(3,753,093)	(3,296,087)	(526,865)	(6,278,297)	(1,689,887)	(147,185)

Net equity transactions	(24,929,233)	(46,392,570)	(9,612,208)	(32,408,473)	(18,820,649)	548,228,122	147,441,895	(9,009,944)

Net change in contract owners’ equity	951,356	23,178,467	(1,182,232)	20,348,943	(14,398,698)	573,505,336	161,802,818	(7,456,049)
Contract owners’ equity:
Beginning of period	216,890,506	193,712,039	168,762,860	148,413,917	14,398,698	230,539,435	68,736,617	7,456,049

End of period	$217,841,862	$216,890,506	$167,580,628	$168,762,860	$0	$804,044,771	$230,539,435	$0

Change in units:
Beginning units	11,783,687	14,661,303	10,065,360	12,302,697	1,353,700	14,149,173	4,741,069	658,913

Units purchased	783,382	852,215	1,694,279	884,587	196,385	35,723,955	10,642,849	126,702
Units redeemed	(2,037,765)	(3,729,831)	(2,228,354)	(3,121,924)	(1,550,085)	(3,347,124)	(1,234,745)	(785,615)

Ending units	10,529,304	11,783,687	9,531,285	10,065,360	0	46,526,004	14,149,173	0

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Target VIP Subaccount		Target Equity/Income Subaccount (note 4)	Bristol Growth Subaccount		Risk Managed Balanced Subaccount
	2014	2013	2013	2014	2013	2014 (a)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$163,779	$(110,916)	$75,060	$(1,167,763)	$(991,447)	$(131,624)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	1,336,191	880,942	4,333,517	8,571,655	9,450,851	24,262
Unrealized gain (loss)	1,564,529	6,556,045	1,029,491	4,433,684	26,360,021	1,160,972

Net increase (decrease) in contract owners’ equity from operations	3,064,499	7,326,071	5,438,068	11,837,576	34,819,425	1,053,610

Equity transactions:
Contract purchase payments (note 1)	1,310,552	387,534	842,492	3,026,240	2,951,765	26,512,691
Extra credit fund deposit (note 1)	7,463	1,918	1,372	5,297	5,481	19,231
Transfers (to) and from other subaccounts	1,208,220	24,147,254	(24,910,365)	(6,618,211)	(19,878,488)	3,468,068
Transfers (to) and from fixed dollar contract	306,615	36,673	107,736	791,851	922,129	2,607,615
Withdrawals and surrenders	(1,691,536)	(546,632)	(713,168)	(3,819,740)	(2,658,365)	(184,797)
Surrender charges (note 2)	(3,463)	(2,691)	(4,928)	(26,666)	(31,284)	(737)
Annual contract charges (note 2)	(620,025)	(324,136)	(260,771)	(1,354,497)	(1,300,579)	(25,590)
Annuity and death benefit payments	(1,509,665)	(960,309)	(759,582)	(2,484,327)	(2,180,334)	(117,593)

Net equity transactions	(991,839)	22,739,611	(25,697,214)	(10,480,053)	(22,169,675)	32,278,888

Net change in contract owners’ equity	2,072,660	30,065,682	(20,259,146)	1,357,523	12,649,750	33,332,498
Contract owners’ equity:
Beginning of period	50,512,487	20,446,805	20,259,146	115,183,135	102,533,385	0

End of period	$52,585,147	$50,512,487	$0	$116,540,658	$115,183,135	$33,332,498

Change in units:
Beginning units	3,746,231	2,059,046	2,401,760	8,255,633	10,066,296	0

Units purchased	382,123	2,020,952	293,609	678,839	738,366	3,206,257
Units redeemed	(459,992)	(333,767)	(2,695,369)	(1,385,995)	(2,549,029)	(99,877)

Ending units	3,668,362	3,746,231	0	7,548,477	8,255,633	3,106,380

(a)	Period from May 1, 2014, date of commencement of operations, to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Fidelity® Variable Insurance Products Fund - Initial Class
	VIP Growth Subaccount		VIP Equity-Income Subaccount		VIP High Income Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(11,256)	$(9,774)	$12,576	$10,642	$2,652	$3,330
Reinvested capital gains	0	630	11,942	56,587	0	0
Realized gain (loss)	64,228	39,688	9,139	(324)	(2,802)	(1,955)
Unrealized gain (loss)	41,572	256,329	28,364	124,456	345	1,932

Net increase (decrease) in contract owners’ equity from operations	94,544	286,873	62,021	191,361	195	3,307

Equity transactions:
Contract purchase payments (note 1)	909	5,059	3,942	37,558	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(4,731)	0	(5,473)	(9,650)	(4,454)	0
Transfers (to) and from fixed dollar contract	(23,741)	(35,181)	0	0	0	0
Withdrawals and surrenders	(123,020)	(104,329)	(111,461)	(23,781)	(7,173)	(5,910)
Surrender charges (note 2)	(489)	(1,279)	(46)	(89)	(2)	(7)
Annual contract charges (note 2)	(1,097)	(1,282)	(570)	(687)	(146)	(169)
Annuity and death benefit payments	(8,252)	(24,828)	(16,742)	(7,541)	(1,280)	(1,332)

Net equity transactions	(160,421)	(161,840)	(130,350)	(4,190)	(13,055)	(7,418)

Net change in contract owners’ equity	(65,877)	125,033	(68,329)	187,171	(12,860)	(4,111)
Contract owners’ equity:
Beginning of period	1,030,825	905,792	913,931	726,760	72,642	76,753

End of period	$964,948	$1,030,825	$845,602	$913,931	$59,782	$72,642

Change in units:
Beginning units	39,769	47,032	36,104	36,319	4,115	4,547

Units purchased	33	231	149	1,626	0	0
Units redeemed	(5,918)	(7,494)	(5,128)	(1,841)	(724)	(432)

Ending units	33,884	39,769	31,125	36,104	3,391	4,115

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Janus Aspen Series - Institutional Shares
	Janus Subaccount		Overseas Subaccount		Global Research Subaccount		Balanced Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(45,149)	$(24,533)	$37,153	$41,998	$(4,207)	$(1,629)	$36,094	$20,809
Reinvested capital gains	356,277	0	204,345	0	0	0	193,772	425,912
Realized gain (loss)	102,249	50,816	17,509	24,126	65,713	23,813	247,835	125,928
Unrealized gain (loss)	131,600	1,200,077	(525,280)	205,824	74,510	516,811	26,720	734,010

Net increase (decrease) in contract owners’ equity from operations	544,977	1,226,360	(266,273)	271,948	136,016	538,995	504,421	1,306,659

Equity transactions:
Contract purchase payments (note 1)	11,847	5,963	487	6,036	8,526	8,773	16,209	11,627
Extra credit fund deposit (note 1)	39	34	19	21	16	16	(339)	24
Transfers (to) and from other subaccounts	(28,779)	(102,453)	33,093	(176,150)	52,138	62,579	46,629	21,376
Transfers (to) and from fixed dollar contract	(9,697)	(37,461)	0	2,554	(9,888)	(116,018)	28,957	(31,336)
Withdrawals and surrenders	(407,912)	(597,256)	(130,268)	(167,169)	(295,510)	(206,859)	(1,097,088)	(728,992)
Surrender charges (note 2)	(467)	(1,014)	(50)	(118)	(351)	(257)	(1,713)	(2,565)
Annual contract charges (note 2)	(8,601)	(12,589)	(5,861)	(6,486)	(4,340)	(4,747)	(9,777)	(10,841)
Annuity and death benefit payments	(46,335)	(89,468)	(37,794)	(32,528)	(22,602)	(36,379)	(300,926)	(256,669)

Net equity transactions	(489,905)	(834,244)	(140,374)	(373,840)	(272,011)	(292,892)	(1,318,048)	(997,376)

Net change in contract owners’ equity	55,072	392,116	(406,647)	(101,892)	(135,995)	246,103	(813,627)	309,283
Contract owners’ equity:
Beginning of period	5,073,538	4,681,422	2,233,669	2,335,561	2,387,223	2,141,120	7,907,186	7,597,903

End of period	$5,128,610	$5,073,538	$1,827,022	$2,233,669	$2,251,228	$2,387,223	$7,093,559	$7,907,186

Change in units:
Beginning units	324,749	386,487	81,591	96,301	175,177	197,495	309,864	353,761

Units purchased	11,414	1,551	2,902	1,843	5,593	9,858	8,117	7,634
Units redeemed	(41,368)	(63,289)	(7,714)	(16,553)	(24,288)	(32,176)	(57,926)	(51,531)

Ending units	294,795	324,749	76,779	81,591	156,482	175,177	260,055	309,864

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Legg Mason Partners Variable Equity Trust - Class I
	ClearBridge Variable All Cap Value Subaccount (note 4)		ClearBridge Variable Equity Income Subaccount		ClearBridge Variable Large Cap Value Subaccount		QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,628,724	$50,966	$287,703	$125,143	$736,551	$150,801	$5,218,441	$2,431,484
Reinvested capital gains	15,002,829	1,554,673	0	0	4,662,205	1,271,024	13,888,967	605,615
Realized gain (loss)	(14,617,520)	699,752	995,096	878,376	1,332,539	1,191,813	9,263,701	4,890,093
Unrealized gain (loss)	(3,160,773)	2,550,117	1,563,207	2,820,586	(2,861,498)	3,292,453	31,880,336	67,649,636

Net increase (decrease) in contract owners’ equity from operations	1,853,260	4,855,508	2,846,006	3,824,105	3,869,797	5,906,091	60,251,445	75,576,828

Equity transactions:
Contract purchase payments (note 1)	2,141,717	1,560,908	2,590,867	1,687,435	4,948,576	2,761,583	339,829,557	262,253,475
Extra credit fund deposit (note 1)	1,507	4,035	4,583	437	40,579	7,758	188,416	295,733
Transfers (to) and from other subaccounts	(25,847,732)	3,147,589	1,474,072	3,775,442	36,132,270	3,037,474	40,369,959	374,773,493
Transfers (to) and from fixed dollar contract	54,567	69,070	210,709	(194,898)	290,309	555,998	78,633,507	67,563,368
Withdrawals and surrenders	(753,816)	(607,019)	(717,709)	(1,194,539)	(919,804)	(477,128)	(20,503,419)	(4,643,770)
Surrender charges (note 2)	(1,811)	(880)	(1,362)	(3,627)	(3,844)	(3,534)	(312,286)	(67,074)
Annual contract charges (note 2)	(206,531)	(174,400)	(213,977)	(171,490)	(365,903)	(207,079)	(11,568,544)	(3,940,044)
Annuity and death benefit payments	(479,829)	(324,639)	(539,016)	(340,267)	(749,402)	(466,543)	(15,463,338)	(4,414,408)

Net equity transactions	(25,091,928)	3,674,664	2,808,167	3,558,493	39,372,781	5,208,529	411,173,852	691,820,773

Net change in contract owners’ equity	(23,238,668)	8,530,172	5,654,173	7,382,598	43,242,578	11,114,620	471,425,297	767,397,601
Contract owners’ equity:
Beginning of period	23,238,668	14,708,496	22,429,152	15,046,554	28,728,497	17,613,877	964,110,548	196,712,947

End of period	$0	$23,238,668	$28,083,325	$22,429,152	$71,971,075	$28,728,497	$1,435,535,845	$964,110,548

Change in units:
Beginning units	979,292	802,679	1,264,628	1,057,508	1,365,218	1,078,467	76,562,488	18,248,720

Units purchased	188,470	354,844	449,090	667,470	2,057,897	587,309	38,873,219	63,203,277
Units redeemed	(1,167,762)	(178,231)	(302,344)	(460,350)	(320,392)	(300,558)	(7,086,893)	(4,889,509)

Ending units	0	979,292	1,411,374	1,264,628	3,102,723	1,365,218	108,348,814	76,562,488

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Wells Fargo Advantage Variable Trust Funds
	Opportunity Subaccount		Small Cap Value Subaccount		Discovery Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(49,427)	$(41,988)	$(3,392)	$(2,110)	$(59,753)	$(61,615)
Reinvested capital gains	0	0	0	0	568,523	129,338
Realized gain (loss)	227,648	73,798	1,593	338	566,215	504,672
Unrealized gain (loss)	172,800	968,847	11,798	40,078	(1,138,434)	1,057,376

Net increase (decrease) in contract owners’ equity from operations	351,021	1,000,657	9,999	38,306	(63,449)	1,629,771

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	(186)	0
Transfers (to) and from other subaccounts	(55,451)	(6,519)	0	0	(39,591)	(55,284)
Transfers (to) and from fixed dollar contract	0	(12,783)	0	0	(80,226)	(231,049)
Withdrawals and surrenders	(649,989)	(437,590)	(6,622)	(14,685)	(637,914)	(437,193)
Surrender charges (note 2)	(675)	(308)	0	0	(292)	(328)
Annual contract charges (note 2)	(5,722)	(5,800)	(760)	(774)	(7,597)	(8,254)
Annuity and death benefit payments	(59,051)	(42,915)	(753)	(734)	(85,675)	(108,762)

Net equity transactions	(770,888)	(505,915)	(8,135)	(16,193)	(851,481)	(840,870)

Net change in contract owners’ equity	(419,867)	494,742	1,864	22,113	(914,930)	788,901
Contract owners’ equity:
Beginning of period	4,165,354	3,670,612	318,128	296,015	5,088,247	4,299,346

End of period	$3,745,487	$4,165,354	$319,992	$318,128	$4,173,317	$5,088,247

Change in units:
Beginning units	161,536	183,791	18,077	19,044	178,552	213,894

Units purchased	0	0	0	0	0	0
Units redeemed	(27,838)	(22,255)	(410)	(967)	(30,536)	(35,342)

Ending units	133,698	161,536	17,667	18,077	148,016	178,552

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF)
	Core Plus Fixed Income Subaccount		U.S. Real Estate Subaccount
	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$19,581	$30,793	$4,887	$(4,866)
Reinvested capital gains	0	0	0	0
Realized gain (loss)	4,844	(227)	167,836	124,477
Unrealized gain (loss)	47,149	(52,576)	545,988	(60,951)

Net increase (decrease) in contract owners’ equity from operations	71,574	(22,010)	718,711	58,660

Equity transactions:
Contract purchase payments (note 1)	1,156	888	21,061	17,290
Extra credit fund deposit (note 1)	0	0	0	4
Transfers (to) and from other subaccounts	101,076	16,082	(163,129)	53,204
Transfers (to) and from fixed dollar contract	0	(25,960)	12,082	(6,484)
Withdrawals and surrenders	(97,318)	(104,490)	(404,718)	(628,330)
Surrender charges (note 2)	(5)	(58)	(2,144)	(3,658)
Annual contract charges (note 2)	(1,065)	(1,314)	(5,831)	(6,368)
Annuity and death benefit payments	(81,401)	(82,086)	(75,637)	(78,581)

Net equity transactions	(77,557)	(196,938)	(618,316)	(652,923)

Net change in contract owners’ equity	(5,983)	(218,948)	100,395	(594,263)
Contract owners’ equity:
Beginning of period	1,191,729	1,410,677	2,901,897	3,496,160

End of period	$1,185,746	$1,191,729	$3,002,292	$2,901,897

Change in units:
Beginning units	72,157	84,029	82,171	100,116

Units purchased	11,569	1,058	6,066	7,931
Units redeemed	(16,239)	(12,930)	(21,894)	(25,876)

Ending units	67,487	72,157	66,343	82,171

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(125,468)	$(386,478)	$47,679	$(48,774)	$(92,568)	$(89,920)
Reinvested capital gains	38,390,264	27,123,815	1,443,328	0	1,845,993	341,178
Realized gain (loss)	13,574,414	12,251,925	2,056,523	1,537,332	866,432	1,062,142
Unrealized gain (loss)	(26,433,417)	28,692,977	845,673	7,451,839	(1,487,794)	1,292,595

Net increase (decrease) in contract owners’ equity from operations	25,405,793	67,682,239	4,393,203	8,940,397	1,132,063	2,605,995

Equity transactions:
Contract purchase payments (note 1)	2,291,309	2,783,722	333,326	349,683	134,127	97,343
Extra credit fund deposit (note 1)	6,852	16,025	1,230	4,587	66	425
Transfers (to) and from other subaccounts	(43,121,326)	(41,798,058)	310,042	(2,492,587)	(86,359)	(1,003,248)
Transfers (to) and from fixed dollar contract	164,894	341,317	43,581	65,626	(87,342)	(193,264)
Withdrawals and surrenders	(9,499,102)	(9,538,855)	(1,527,690)	(1,767,199)	(626,375)	(980,326)
Surrender charges (note 2)	(12,733)	(25,389)	(1,147)	(377)	(688)	(657)
Annual contract charges (note 2)	(2,633,363)	(2,854,570)	(261,609)	(241,980)	(85,131)	(85,195)
Annuity and death benefit payments	(8,066,322)	(8,285,704)	(992,400)	(966,755)	(265,619)	(257,366)

Net equity transactions	(60,869,791)	(59,361,512)	(2,094,667)	(5,049,002)	(1,017,321)	(2,422,288)

Net change in contract owners’ equity	(35,463,998)	8,320,727	2,298,536	3,891,395	114,742	183,707
Contract owners’ equity:
Beginning of period	245,247,866	236,927,139	30,963,036	27,071,641	9,704,565	9,520,858

End of period	$209,783,868	$245,247,866	$33,261,572	$30,963,036	$9,819,307	$9,704,565

Change in units:
Beginning units	17,187,094	21,840,899	1,923,913	2,283,315	575,071	736,135

Units purchased	728,358	1,218,206	236,279	150,188	81,793	65,510
Units redeemed	(4,722,231)	(5,872,011)	(362,099)	(509,590)	(137,387)	(226,574)

Ending units	13,193,221	17,187,094	1,798,093	1,923,913	519,477	575,071

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		U.S. Strategic Equity Subaccount		International Equity Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,498,816	$989,225	$(523,093)	$(450,342)	$(34,441)	$(13,606)	$1,739,817	$196,722
Reinvested capital gains	3,685,425	2,382,809	6,555,000	4,389,863	689,935	488,957	0	0
Realized gain (loss)	5,835,464	5,391,382	(48,569)	(401,278)	199,760	160,536	16,368,292	17,595,633
Unrealized gain (loss)	(33,481,102)	(16,538,596)	(2,326,228)	6,293,589	(150,680)	380,791	(52,587,786)	86,577,818

Net increase (decrease) in contract owners’ equity from operations	(22,461,397)	(7,775,180)	3,657,110	9,831,832	704,574	1,016,678	(34,479,677)	104,370,173

Equity transactions:
Contract purchase payments (note 1)	12,712,568	14,092,064	1,976,812	1,498,115	94,392	220,111	17,051,400	19,941,867
Extra credit fund deposit (note 1)	20,200	37,289	1,636	5,936	59	7	23,702	28,132
Transfers (to) and from other subaccounts	12,469,166	72,728,029	1,253,793	(973,672)	196,179	563,867	53,514,574	(14,526,769)
Transfers (to) and from fixed dollar contract	2,451,028	3,800,064	14,896	56,338	(141)	3,363	4,117,116	4,689,676
Withdrawals and surrenders	(13,214,739)	(9,190,052)	(2,135,932)	(1,428,350)	(122,968)	(68,849)	(20,412,378)	(13,890,117)
Surrender charges (note 2)	(77,558)	(84,296)	(6,027)	(4,739)	(303)	(420)	(145,166)	(158,098)
Annual contract charges (note 2)	(4,537,411)	(4,051,608)	(315,245)	(274,413)	(59,022)	(47,916)	(7,188,203)	(6,838,363)
Annuity and death benefit payments	(8,520,059)	(6,919,374)	(987,151)	(791,639)	(84,165)	(46,937)	(13,163,738)	(11,584,999)

Net equity transactions	1,303,195	70,412,116	(197,218)	(1,912,424)	24,031	623,226	33,797,307	(22,338,671)

Net change in contract owners’ equity	(21,158,202)	62,636,936	3,459,892	7,919,408	728,605	1,639,904	(682,370)	82,031,502
Contract owners’ equity:
Beginning of period	418,775,687	356,138,751	38,349,675	30,430,267	5,332,672	3,692,768	629,272,578	547,241,076

End of period	$397,617,485	$418,775,687	$41,809,567	$38,349,675	$6,061,277	$5,332,672	$628,590,208	$629,272,578

Change in units:
Beginning units	14,124,735	11,462,820	1,504,531	1,587,883	348,304	305,192	40,848,951	42,312,660

Units purchased	2,666,358	4,725,866	249,862	145,626	51,776	83,451	6,549,172	4,565,236
Units redeemed	(2,366,775)	(2,063,951)	(252,866)	(228,978)	(51,319)	(40,339)	(4,248,349)	(6,028,945)

Ending units	14,424,318	14,124,735	1,501,527	1,504,531	348,761	348,304	43,149,774	40,848,951

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Lazard Retirement Series, Inc. - Service Shares		The Prudential Series Fund, Inc. - Class II
	Global Dynamic Multi Asset Subaccount		Jennison 20/20 Focus Subaccount		Jennison Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(828,653)	$(486,828)	$(1,837,327)	$(1,812,140)	$(260,428)	$(206,121)
Reinvested capital gains	8,264,670	1,768,002	0	0	0	0
Realized gain (loss)	1,013,059	625,028	10,701,521	6,513,086	1,559,023	1,146,502
Unrealized gain (loss)	(6,956,598)	7,529,338	(1,422,557)	29,224,514	390,768	4,072,093

Net increase (decrease) in contract owners’ equity from operations	1,492,478	9,435,540	7,441,637	33,925,460	1,689,363	5,012,474

Equity transactions:
Contract purchase payments (note 1)	43,702,738	36,874,318	5,097,122	4,824,149	1,252,028	679,563
Extra credit fund deposit (note 1)	28,218	38,705	4,864	4,613	3,468	3,080
Transfers (to) and from other subaccounts	8,296,400	5,372,071	(15,566,003)	(12,810,330)	3,100,183	(677,766)
Transfers (to) and from fixed dollar contract	10,721,414	11,334,746	454,941	970,472	76,894	63,172
Withdrawals and surrenders	(1,401,106)	(342,088)	(5,216,971)	(4,390,530)	(838,549)	(758,956)
Surrender charges (note 2)	(40,563)	(8,803)	(27,641)	(40,003)	(1,998)	(1,203)
Annual contract charges (note 2)	(1,081,746)	(442,920)	(1,398,039)	(1,429,811)	(199,440)	(155,376)
Annuity and death benefit payments	(1,202,957)	(292,449)	(2,970,306)	(2,960,488)	(451,373)	(324,482)

Net equity transactions	59,022,398	52,533,580	(19,622,033)	(15,831,928)	2,941,213	(1,171,968)

Net change in contract owners’ equity	60,514,876	61,969,120	(12,180,396)	18,093,532	4,630,576	3,840,506
Contract owners’ equity:
Beginning of period	89,039,330	27,070,210	147,426,939	129,333,407	19,046,015	15,205,509

End of period	$149,554,206	$89,039,330	$135,246,543	$147,426,939	$23,676,591	$19,046,015

Change in units:
Beginning units	7,207,454	2,583,174	7,500,531	8,402,588	1,525,592	1,646,876

Units purchased	5,634,079	5,251,525	582,232	598,706	592,642	300,395
Units redeemed	(888,645)	(627,245)	(1,543,472)	(1,500,763)	(360,585)	(421,679)

Ending units	11,952,888	7,207,454	6,539,291	7,500,531	1,757,649	1,525,592

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount		VIP Contrafund® Subaccount		VIP Growth Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,739,292)	$(4,974,911)	$(2,580,935)	$(1,838,071)	$(803,266)	$(496,755)
Reinvested capital gains	12,450,065	63,818,317	9,976,727	125,070	0	30,569
Realized gain (loss)	12,703,353	14,969,798	26,268,752	16,514,464	3,878,572	2,061,938
Unrealized gain (loss)	5,371,347	67,979,187	13,234,762	93,434,975	2,361,359	10,346,160

Net increase (decrease) in contract owners’ equity from operations	23,785,473	141,792,391	46,899,306	108,236,438	5,436,665	11,941,912

Equity transactions:
Contract purchase payments (note 1)	18,091,206	17,774,755	18,138,528	19,873,329	5,680,072	2,324,954
Extra credit fund deposit (note 1)	56,720	52,022	31,001	53,050	41,251	4,137
Transfers (to) and from other subaccounts	(13,053,578)	(35,041,372)	(7,157,916)	(7,303,899)	13,016,716	4,062,523
Transfers (to) and from fixed dollar contract	1,771,994	1,751,629	1,649,855	2,622,591	437,998	71,748
Withdrawals and surrenders	(20,536,404)	(14,167,651)	(16,824,581)	(13,671,461)	(2,633,737)	(1,592,998)
Surrender charges (note 2)	(100,904)	(131,917)	(48,896)	(76,101)	(19,060)	(6,457)
Annual contract charges (note 2)	(5,291,660)	(5,008,646)	(4,462,211)	(4,013,412)	(570,742)	(351,655)
Annuity and death benefit payments	(10,539,206)	(9,602,784)	(9,821,684)	(8,505,280)	(1,321,964)	(899,519)

Net equity transactions	(29,601,832)	(44,373,964)	(18,495,904)	(11,021,183)	14,630,534	3,612,733

Net change in contract owners’ equity	(5,816,359)	97,418,427	28,403,402	97,215,255	20,067,199	15,554,645
Contract owners’ equity:
Beginning of period	531,262,540	433,844,113	473,353,581	376,138,326	50,212,353	34,657,708

End of period	$525,446,181	$531,262,540	$501,756,983	$473,353,581	$70,279,552	$50,212,353

Change in units:
Beginning units	17,379,809	19,026,790	25,520,815	26,210,018	4,720,852	4,392,188

Units purchased	1,698,521	1,997,402	3,078,102	3,306,126	2,410,221	1,218,601
Units redeemed	(2,560,030)	(3,644,383)	(4,053,466)	(3,995,329)	(1,147,193)	(889,937)

Ending units	16,518,300	17,379,809	24,545,451	25,520,815	5,983,880	4,720,852

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Equity-Incom Subaccount		VIP Real Estate Subaccount		VIP Target Volatility Subaccount
	2014	2013	2014	2013	2014	2013 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,444,627	$1,646,609	$503,572	$532,078	$29,202	$119,518
Reinvested capital gains	2,458,300	10,437,380	9,858,410	6,781,973	3,311,066	870,079
Realized gain (loss)	4,553,149	3,907,892	9,478,468	6,686,979	345,283	62,940
Unrealized gain (loss)	2,337,336	18,182,767	19,617,072	(13,756,896)	(48,939)	1,752,200

Net increase (decrease) in contract owners’ equity from operations	11,793,412	34,174,648	39,457,522	244,134	3,636,612	2,804,737

Equity transactions:
Contract purchase payments (note 1)	6,219,715	6,144,874	5,434,935	6,151,582	46,711,691	21,526,090
Extra credit fund deposit (note 1)	13,548	14,318	9,800	16,619	47,551	34,128
Transfers (to) and from other subaccounts	1,722,653	4,824,075	(17,725,999)	13,198,362	7,494,984	27,526,761
Transfers (to) and from fixed dollar contract	1,794,520	1,245,660	1,139,769	1,432,933	10,368,253	3,582,084
Withdrawals and surrenders	(5,823,366)	(5,194,256)	(5,545,879)	(3,525,111)	(864,720)	(121,923)
Surrender charges (note 2)	(14,492)	(18,898)	(34,564)	(35,987)	(25,692)	(2,682)
Annual contract charges (note 2)	(1,752,567)	(1,572,373)	(1,797,089)	(1,620,338)	(660,110)	(88,421)
Annuity and death benefit payments	(4,543,494)	(3,607,244)	(3,167,304)	(2,979,207)	(875,036)	(108,460)

Net equity transactions	(2,383,483)	1,836,156	(21,686,331)	12,638,853	62,196,921	52,347,577

Net change in contract owners’ equity	9,409,929	36,010,804	17,771,191	12,882,987	65,833,533	55,152,314
Contract owners’ equity:
Beginning of period	166,690,502	130,679,698	145,424,358	132,541,371	55,152,314	0

End of period	$176,100,431	$166,690,502	$163,195,549	$145,424,358	$120,985,847	$55,152,314

Change in units:
Beginning units	9,655,405	9,581,287	12,455,049	11,400,390	4,859,488	0

Units purchased	1,762,392	2,018,502	2,151,706	3,572,599	6,035,637	5,009,166
Units redeemed	(1,881,042)	(1,944,384)	(3,704,058)	(2,517,940)	(674,537)	(149,678)

Ending units	9,536,755	9,655,405	10,902,697	12,455,049	10,220,588	4,859,488

(b)	Period from February 20, 2013, date of commencement of operations, to December 31, 2013.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Janus Aspen Series - Service Shares
	Janus Subaccount		Global Research Subaccount		Balanced Subaccount		Overseas Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(275,642)	$(145,935)	$(94,667)	$(49,103)	$373,753	$93,088	$4,072,364	$4,496,733
Reinvested capital gains	1,878,489	0	0	0	4,101,553	7,570,798	24,521,730	0
Realized gain (loss)	1,862,842	1,183,502	1,877,028	2,356,944	4,200,541	2,220,512	(4,436,948)	(5,446,258)
Unrealized gain (loss)	(639,005)	4,607,225	(140,205)	3,893,322	2,077,914	13,907,347	(56,443,422)	32,007,692

Net increase (decrease) in contract owners’ equity from operations	2,826,684	5,644,792	1,642,156	6,201,163	10,753,761	23,791,745	(32,286,276)	31,058,167

Equity transactions:
Contract purchase payments (note 1)	931,512	722,566	1,073,657	1,112,949	9,933,528	7,676,854	6,683,100	7,364,317
Extra credit fund deposit (note 1)	1,940	1,288	851	1,330	10,040	20,080	20,027	20,493
Transfers (to) and from other subaccounts	13,634	(836,343)	2,588,286	(2,228,954)	(4,536,466)	14,329,367	436,218	(18,934,841)
Transfers (to) and from fixed dollar contract	(184,367)	(637,329)	6,935	(50,741)	812,301	876,924	548,346	1,496,393
Withdrawals and surrenders	(1,259,026)	(1,166,080)	(1,370,362)	(808,051)	(8,534,945)	(6,301,140)	(8,818,211)	(8,143,715)
Surrender charges (note 2)	(3,309)	(3,257)	(8,305)	(6,384)	(52,595)	(53,546)	(45,854)	(61,126)
Annual contract charges (note 2)	(231,957)	(193,655)	(250,823)	(259,146)	(1,362,184)	(1,221,733)	(2,606,770)	(2,807,562)
Annuity and death benefit payments	(579,571)	(537,972)	(572,265)	(447,050)	(3,488,518)	(3,567,484)	(5,864,246)	(6,009,793)

Net equity transactions	(1,311,144)	(2,650,782)	1,467,974	(2,686,047)	(7,218,839)	11,759,322	(9,647,390)	(27,075,834)

Net change in contract owners’ equity	1,515,540	2,994,010	3,110,130	3,515,116	3,534,922	35,551,067	(41,933,666)	3,982,333
Contract owners’ equity:
Beginning of period	24,353,005	21,358,995	27,009,192	23,494,076	162,936,422	127,385,355	260,368,856	256,386,523

End of period	$25,868,545	$24,353,005	$30,119,322	$27,009,192	$166,471,344	$162,936,422	$218,435,190	$260,368,856

Change in units:
Beginning units	2,574,074	2,899,713	3,356,042	3,716,761	8,896,851	8,212,829	18,694,141	20,740,818

Units purchased	501,596	201,760	1,154,693	1,308,830	1,461,285	2,142,438	2,703,117	2,183,164
Units redeemed	(620,326)	(527,399)	(981,592)	(1,669,549)	(1,844,708)	(1,458,416)	(3,304,860)	(4,229,841)

Ending units	2,455,344	2,574,074	3,529,143	3,356,042	8,513,428	8,896,851	18,092,398	18,694,141

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Janus Aspen Series - Service Shares		J.P. Morgan Insurance Trust - Class I
	INTECH U.S. Low Volatility Subaccount		Small Cap Core Subaccount		Mid Cap Value Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,454,761)	$176,685	$(369,566)	$(191,039)	$(1,145,480)	$(526,187)
Reinvested capital gains	675,663	478,194	2,703,029	0	11,966,443	2,020,294
Realized gain (loss)	4,836,581	751,053	3,288,392	2,431,568	16,727,541	14,932,778
Unrealized gain (loss)	45,404,879	11,143,636	(2,977,141)	5,859,975	1,632,714	32,562,541

Net increase (decrease) in contract owners’ equity from operations	49,462,362	12,549,568	2,644,714	8,100,504	29,181,218	48,989,426

Equity transactions:
Contract purchase payments (note 1)	151,555,903	84,621,187	2,598,647	1,539,487	8,708,548	8,219,048
Extra credit fund deposit (note 1)	84,708	85,499	13,183	2,979	24,137	22,149
Transfers (to) and from other subaccounts	18,012,991	57,637,222	(1,174,039)	8,785,907	4,122,451	12,560,892
Transfers (to) and from fixed dollar contract	32,627,363	20,127,149	131,209	(4,999)	406,086	1,072,666
Withdrawals and surrenders	(2,906,110)	(546,162)	(1,771,959)	(1,312,610)	(7,617,721)	(6,699,156)
Surrender charges (note 2)	(72,871)	(12,138)	(2,827)	(2,340)	(14,803)	(22,910)
Annual contract charges (note 2)	(2,470,376)	(483,542)	(280,267)	(225,231)	(2,083,556)	(1,760,110)
Annuity and death benefit payments	(2,640,248)	(378,025)	(694,853)	(531,468)	(4,692,411)	(4,258,465)

Net equity transactions	194,191,360	161,051,190	(1,180,906)	8,251,725	(1,147,269)	9,134,114

Net change in contract owners’ equity	243,653,722	173,600,758	1,463,808	16,352,229	28,033,949	58,123,540
Contract owners’ equity:
Beginning of period	186,545,269	12,944,511	33,060,982	16,708,753	214,983,266	156,859,726

End of period	$430,198,991	$186,545,269	$34,524,790	$33,060,982	$243,017,215	$214,983,266

Change in units:
Beginning units	15,311,032	1,308,590	1,567,349	1,104,660	6,650,577	6,286,681

Units purchased	18,218,070	14,774,542	617,596	900,047	1,248,220	1,573,399
Units redeemed	(3,103,241)	(772,100)	(669,853)	(437,358)	(1,239,988)	(1,209,503)

Ending units	30,425,861	15,311,032	1,515,092	1,567,349	6,658,809	6,650,577

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	AllianceBernstein Variable Product Series Fund, Inc. - Class B
	Growth & Income Subaccount		Small Cap Growth Subaccount		Dynamic Asset Allocation Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(332)	$(298)	$(609)	$(524)	$(2,384,484)	$(2,105,322)
Reinvested capital gains	0	0	4,058	6,064	9,620,909	738,056
Realized gain (loss)	2,382	347	298	283	3,094,456	2,007,387
Unrealized gain (loss)	6,400	30,196	(5,289)	7,781	(3,356,295)	19,049,526

Net increase (decrease) in contract owners’ equity from operations	8,450	30,245	(1,542)	13,604	6,974,586	19,689,647

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	34,337,652	52,106,214
Extra credit fund deposit (note 1)	0	0	0	0	23,414	61,119
Transfers (to) and from other subaccounts	0	0	0	0	(12,105,645)	(9,462,834)
Transfers (to) and from fixed dollar contract	0	0	0	0	11,108,994	20,031,997
Withdrawals and surrenders	(8,330)	(23,210)	0	0	(2,978,937)	(1,155,105)
Surrender charges (note 2)	(8)	0	0	0	(102,527)	(38,539)
Annual contract charges (note 2)	(170)	(168)	(20)	(21)	(2,717,361)	(2,087,516)
Annuity and death benefit payments	(682)	(638)	0	0	(2,462,582)	(1,569,205)

Net equity transactions	(9,190)	(24,016)	(20)	(21)	25,103,008	57,886,131

Net change in contract owners’ equity	(740)	6,229	(1,562)	13,583	32,077,594	77,575,778
Contract owners’ equity:
Beginning of period	118,684	112,455	44,993	31,410	236,444,404	158,868,626

End of period	$117,944	$118,684	$43,431	$44,993	$268,521,998	$236,444,404

Change in units:
Beginning units	7,295	9,174	1,663	1,664	20,684,911	15,348,282

Units purchased	0	0	0	0	4,592,831	7,433,346
Units redeemed	(569)	(1,879)	(1)	(1)	(2,430,363)	(2,096,717)

Ending units	6,726	7,295	1,662	1,663	22,847,379	20,684,911

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	MFS® Variable Insurance Trust - Service Class
	New Discovery Subaccount		Investors Growth Stock Subaccount		Mid Cap Growth Subaccount		Total Return Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(393,554)	$(368,963)	$(183,911)	$(96,711)	$(453,842)	$(357,985)	$298,417	$265,799
Reinvested capital gains	6,403,199	249,499	1,054,520	452,068	3,939,561	109,732	1,731,948	0
Realized gain (loss)	1,598,196	1,161,678	824,038	870,965	1,913,162	1,653,990	1,954,056	1,808,223
Unrealized gain (loss)	(10,738,837)	8,138,546	101,302	1,892,212	(2,985,689)	6,972,439	393,668	7,510,528

Net increase (decrease) in contract owners’ equity from operations	(3,130,996)	9,180,760	1,795,949	3,118,534	2,413,192	8,378,176	4,378,089	9,584,550

Equity transactions:
Contract purchase payments (note 1)	1,027,198	1,284,274	1,892,767	568,891	1,422,698	3,540,784	2,610,386	2,723,270
Extra credit fund deposit (note 1)	1,299	2,461	1,230	801	3,220	3,664	9,188	6,383
Transfers (to) and from other subaccounts	(8,050,456)	9,962,511	2,734,025	2,134,492	429,916	(1,279,011)	1,325,592	1,092,665
Transfers (to) and from fixed dollar contract	132,805	319,071	52,473	319,992	50,930	196,111	31,935	23,469
Withdrawals and surrenders	(1,035,276)	(988,750)	(770,806)	(389,055)	(1,381,208)	(720,493)	(3,442,948)	(2,682,738)
Surrender charges (note 2)	(3,154)	(3,318)	(3,861)	(2,875)	(5,108)	(3,127)	(10,189)	(21,043)
Annual contract charges (note 2)	(326,918)	(308,685)	(152,238)	(109,732)	(389,692)	(306,437)	(488,273)	(473,812)
Annuity and death benefit payments	(778,150)	(567,146)	(279,719)	(209,918)	(762,026)	(634,314)	(2,016,847)	(1,589,622)

Net equity transactions	(9,032,652)	9,700,418	3,473,871	2,312,596	(631,270)	797,177	(1,981,156)	(921,428)

Net change in contract owners’ equity	(12,163,648)	18,881,178	5,269,820	5,431,130	1,781,922	9,175,353	2,396,933	8,663,122
Contract owners’ equity:
Beginning of period	39,028,922	20,147,744	14,864,748	9,433,618	33,136,812	23,961,459	64,816,084	56,152,962

End of period	$26,865,274	$39,028,922	$20,134,568	$14,864,748	$34,918,734	$33,136,812	$67,213,017	$64,816,084

Change in units:
Beginning units	1,655,891	1,188,767	891,268	730,606	2,553,868	2,496,410	3,816,639	3,871,094

Units purchased	368,150	876,295	483,018	436,294	528,410	634,063	430,890	695,831
Units redeemed	(776,995)	(409,171)	(265,943)	(275,632)	(572,640)	(576,605)	(539,834)	(750,286)

Ending units	1,247,046	1,655,891	1,108,343	891,268	2,509,638	2,553,868	3,707,695	3,816,639

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$711,915	$2,535,503	$13,048,356	$14,763,842	$1,446,767	$(351,665)
Reinvested capital gains	0	4,764,755	0	13,211,016	3,300,603	895,893
Realized gain (loss)	(3,635,829)	192,877	1,735,124	4,583,254	(2,085,281)	(8,863,080)
Unrealized gain (loss)	14,555,426	(77,053,821)	28,916,491	(88,069,796)	(1,088,051)	(13,938,981)

Net increase (decrease) in contract owners’ equity from operations	11,631,512	(69,560,686)	43,699,971	(55,511,684)	1,574,038	(22,257,833)

Equity transactions:
Contract purchase payments (note 1)	11,698,732	19,932,559	34,520,555	47,632,174	3,973,964	7,559,056
Extra credit fund deposit (note 1)	45,586	83,927	120,015	83,607	14,360	11,996
Transfers (to) and from other subaccounts	(28,632,249)	15,184,288	(124,008,341)	(76,949,377)	(10,168,891)	(111,046,995)
Transfers (to) and from fixed dollar contract	2,074,496	4,260,361	6,976,534	12,180,588	495,932	1,967,100
Withdrawals and surrenders	(24,116,959)	(24,776,061)	(58,435,489)	(49,159,088)	(6,927,208)	(7,308,411)
Surrender charges (note 2)	(148,569)	(228,842)	(439,480)	(502,265)	(67,481)	(65,725)
Annual contract charges (note 2)	(6,442,181)	(6,862,928)	(17,073,092)	(18,566,312)	(1,150,506)	(2,339,343)
Annuity and death benefit payments	(14,922,997)	(14,720,826)	(36,969,931)	(36,601,411)	(3,170,320)	(4,761,581)

Net equity transactions	(60,444,141)	(7,127,522)	(195,309,229)	(121,882,084)	(17,000,150)	(115,983,903)

Net change in contract owners’ equity	(48,812,629)	(76,688,208)	(151,609,258)	(177,393,768)	(15,426,112)	(138,241,736)
Contract owners’ equity:
Beginning of period	607,522,624	684,210,832	1,543,760,445	1,721,154,213	126,809,385	265,051,121

End of period	$558,709,995	$607,522,624	$1,392,151,187	$1,543,760,445	$111,383,273	$126,809,385

Change in units:
Beginning units	38,489,878	38,629,749	96,360,195	103,634,238	7,529,635	14,433,702

Units purchased	3,323,187	10,164,226	8,837,883	17,214,033	1,033,093	2,719,422
Units redeemed	(6,909,857)	(10,304,097)	(20,555,982)	(24,488,076)	(1,972,991)	(9,623,489)

Ending units	34,903,208	38,489,878	84,642,096	96,360,195	6,589,737	7,529,635

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	PIMCO Variable Insurance Trust - Administrative Shares						Calvert Variable Products, Inc.
	Commodity RealReturn® Strategy Subaccount		Global Diversified Allocation Subaccount		Short-Term Subaccount		VP S&P 500 Index Subaccount
	2014	2013	2014	2013	2014	2013 (c)	2014 (d)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,192,709)	$674,362	$9,769,348	$6,578,432	$(139,078)	$(3,993)	$1,010
Reinvested capital gains	0	0	6,161,675	8,046,649	31,220	0	12,828
Realized gain (loss)	(36,118,599)	(13,114,184)	891,440	1,011,825	28,272	(193)	3,113
Unrealized gain (loss)	24,016,800	(16,308,634)	(2,943,109)	2,075,262	(91,806)	311	(436)

Net increase (decrease) in contract owners’ equity from operations	(13,294,508)	(28,748,456)	13,879,354	17,712,168	(171,392)	(3,875)	16,515

Equity transactions:
Contract purchase payments (note 1)	3,848,900	6,427,183	83,140,659	135,761,533	3,322,985	545,895	0
Extra credit fund deposit (note 1)	8,168	9,034	65,262	163,100	3,402	394	0
Transfers (to) and from other subaccounts	(107,709,560)	4,558,824	(8,418,770)	(11,693,020)	22,400,780	6,023,565	189,900
Transfers (to) and from fixed dollar contract	952,754	1,867,316	27,332,451	48,218,958	1,267,132	52,860	(542)
Withdrawals and surrenders	(3,992,478)	(4,180,960)	(3,429,023)	(1,112,345)	(1,482,167)	(30,339)	(49,825)
Surrender charges (note 2)	(29,639)	(44,681)	(118,222)	(30,728)	(6,709)	0	(80)
Annual contract charges (note 2)	(1,445,148)	(1,970,451)	(3,095,903)	(1,332,112)	(320,260)	(9,013)	(124)
Annuity and death benefit payments	(2,422,864)	(3,215,041)	(3,510,206)	(1,005,019)	(299,388)	(7,228)	(512)

Net equity transactions	(110,789,867)	3,451,224	91,966,248	168,970,367	24,885,775	6,576,134	138,817

Net change in contract owners’ equity	(124,084,375)	(25,297,232)	105,845,602	186,682,535	24,714,383	6,572,259	155,332
Contract owners’ equity:
Beginning of period	155,970,274	181,267,506	275,289,332	88,606,797	6,572,259	0	0

End of period	$31,885,899	$155,970,274	$381,134,934	$275,289,332	$31,286,642	$6,572,259	$155,332

Change in units:
Beginning units	17,939,537	17,567,739	24,990,558	8,838,922	657,914	0	0

Units purchased	2,052,896	6,380,744	10,791,914	19,250,469	3,882,456	703,889	15,222
Units redeemed	(15,412,106)	(6,008,946)	(2,650,628)	(3,098,833)	(1,392,666)	(45,975)	(3,843)

Ending units	4,580,327	17,939,537	33,131,844	24,990,558	3,147,704	657,914	11,379

(c)	Period from November 1, 2013, date of commencement of operations, to December 31, 2013.
(d)	Period from April 30, 2014, date of commencement of operations, to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Calvert Variable Series, Inc.		Dreyfus Variable Investment Fund - Service Shares		Royce Capital Fund - Investment Class
	VP SRI Equity Subaccount (note 4)		Appreciation Subaccount		Small-Cap Subaccount		Micro-Cap Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(537)	$(2,075)	$118,661	$178,414	$(5,768,721)	$(1,059,858)	$(1,520,465)	$(965,009)
Reinvested capital gains	15,493	12,182	1,081,535	112,504	49,554,246	27,114,154	8,792,791	3,192,246
Realized gain (loss)	62,732	12,572	2,054,146	3,114,999	38,273,753	26,693,366	2,866,173	2,899,451
Unrealized gain (loss)	(79,488)	26,032	(790,831)	4,467,256	(79,831,341)	85,904,830	(16,125,875)	16,319,384

Net increase (decrease) in contract owners’ equity from operations	(1,800)	48,711	2,463,511	7,873,173	2,227,937	138,652,492	(5,987,376)	21,446,072

Equity transactions:
Contract purchase payments (note 1)	280	1,164	983,401	2,570,967	14,073,236	18,651,832	3,373,974	3,385,082
Extra credit fund deposit (note 1)	0	0	632	6,775	32,132	39,615	10,944	10,811
Transfers (to) and from other subaccounts	(193,512)	0	(4,486,931)	(9,206,664)	(97,022,779)	(47,876,314)	(5,084,807)	(8,949,381)
Transfers (to) and from fixed dollar contract	0	(9,027)	132,210	476,451	2,302,778	3,339,645	569,608	636,622
Withdrawals and surrenders	(7,506)	(24,413)	(990,458)	(2,182,014)	(17,038,506)	(13,343,566)	(4,330,690)	(4,093,105)
Surrender charges (note 2)	(38)	(355)	(1,305)	(7,624)	(92,957)	(110,068)	(23,681)	(42,208)
Annual contract charges (note 2)	(168)	(330)	(373,228)	(466,816)	(5,139,230)	(5,242,153)	(1,102,876)	(1,190,615)
Annuity and death benefit payments	(235)	(829)	(910,797)	(1,064,113)	(10,051,459)	(9,484,548)	(2,478,035)	(2,560,264)

Net equity transactions	(201,179)	(33,790)	(5,646,476)	(9,873,038)	(112,936,785)	(54,025,557)	(9,065,563)	(12,803,058)

Net change in contract owners’ equity	(202,979)	14,921	(3,182,965)	(1,999,865)	(110,708,848)	84,626,935	(15,052,939)	8,643,014
Contract owners’ equity:
Beginning of period	202,979	188,058	42,034,869	44,034,734	524,933,482	440,306,547	125,673,163	117,030,149

End of period	$0	$202,979	$38,851,904	$42,034,869	$414,224,634	$524,933,482	$110,620,224	$125,673,163

Change in units:
Beginning units	16,132	19,373	2,133,447	2,669,677	17,294,253	19,225,013	4,759,078	5,257,168

Units purchased	23	109	201,644	455,118	1,933,906	2,001,881	491,633	573,144
Units redeemed	(16,155)	(3,350)	(478,888)	(991,348)	(5,835,247)	(3,932,641)	(824,835)	(1,071,234)

Ending units	0	16,132	1,856,203	2,133,447	13,392,912	17,294,253	4,425,876	4,759,078

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)
	Core Plus Fixed Income Subaccount		U.S. Real Estate Subaccount		Growth Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$705,340	$620,913	$(70,849)	$(450,698)	$(408,403)	$(233,154)
Reinvested capital gains	0	0	0	0	2,349,723	795,233
Realized gain (loss)	300,482	190,413	6,972,037	3,842,351	1,906,827	1,749,186
Unrealized gain (loss)	1,741,508	(1,366,380)	19,437,100	(2,803,864)	(2,674,877)	5,731,694

Net increase (decrease) in contract owners’ equity from operations	2,747,330	(555,054)	26,338,288	587,789	1,173,270	8,042,959

Equity transactions:
Contract purchase payments (note 1)	2,110,818	987,232	3,194,489	2,974,596	1,826,631	1,287,444
Extra credit fund deposit (note 1)	4,506	4,312	10,523	15,142	7,042	7,206
Transfers (to) and from other subaccounts	38,892,011	10,078,828	(5,648,867)	3,869,847	7,395,192	(2,251,941)
Transfers (to) and from fixed dollar contract	302,298	253,325	568,318	588,499	37,168	(26,870)
Withdrawals and surrenders	(2,608,140)	(1,312,683)	(4,776,154)	(3,574,048)	(621,832)	(815,048)
Surrender charges (note 2)	(20,169)	(5,498)	(7,637)	(9,591)	(2,243)	(6,447)
Annual contract charges (note 2)	(558,945)	(365,739)	(963,751)	(917,590)	(358,829)	(249,976)
Annuity and death benefit payments	(1,017,651)	(733,518)	(2,471,826)	(2,499,132)	(706,234)	(377,295)

Net equity transactions	37,104,728	8,906,259	(10,094,905)	447,723	7,576,895	(2,432,927)

Net change in contract owners’ equity	39,852,058	8,351,205	16,243,383	1,035,512	8,750,165	5,610,032
Contract owners’ equity:
Beginning of period	39,546,813	31,195,608	98,362,616	97,327,104	24,713,726	19,103,694

End of period	$79,398,871	$39,546,813	$114,605,999	$98,362,616	$33,463,891	$24,713,726

Change in units:
Beginning units	2,826,162	2,181,896	3,894,798	3,865,381	1,295,226	1,459,293

Units purchased	3,335,574	1,388,333	495,662	592,336	963,438	428,037
Units redeemed	(820,348)	(744,067)	(807,373)	(562,919)	(584,341)	(592,104)

Ending units	5,341,388	2,826,162	3,583,087	3,894,798	1,674,323	1,295,226

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Invesco V.I. Comstock Series I Subaccount		Invesco V.I. International Growth Series II Subaccount		Invesco V.I. Balanced-Risk Allocation Series II Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$212	$314	$50,595	$(35,314)	$(9,235,326)	$2,791,173
Reinvested capital gains	0	0	0	0	44,989,743	26,546,830
Realized gain (loss)	151	86	773,963	356,765	(9,936,352)	605,082
Unrealized gain (loss)	3,411	11,194	(1,283,506)	3,405,081	1,123,212	(29,090,457)

Net increase (decrease) in contract owners’ equity from operations	3,774	11,594	(458,948)	3,726,532	26,941,277	852,628

Equity transactions:
Contract purchase payments (note 1)	0	0	1,824,535	2,000,554	49,810,568	115,079,057
Extra credit fund deposit (note 1)	0	0	11,489	2,100	46,245	168,097
Transfers (to) and from other subaccounts	0	0	5,418,386	3,522,478	(435,160,938)	(139,786,053)
Transfers (to) and from fixed dollar contract	0	0	264,122	287,583	15,690,323	50,530,187
Withdrawals and surrenders	0	0	(833,166)	(556,263)	(15,521,505)	(15,259,848)
Surrender charges (note 2)	0	0	(3,141)	(3,991)	(237,886)	(257,648)
Annual contract charges (note 2)	(69)	(68)	(326,036)	(255,702)	(7,784,322)	(9,326,878)
Annuity and death benefit payments	0	0	(626,053)	(434,057)	(10,180,251)	(13,436,407)

Net equity transactions	(69)	(68)	5,730,136	4,562,702	(403,337,766)	(12,289,493)

Net change in contract owners’ equity	3,705	11,526	5,271,188	8,289,234	(376,396,489)	(11,436,865)
Contract owners’ equity:
Beginning of period	44,889	33,363	28,108,517	19,819,283	784,726,140	796,163,005

End of period	$48,594	$44,889	$33,379,705	$28,108,517	$408,329,651	$784,726,140

Change in units:
Beginning units	2,049	2,053	2,518,237	2,087,453	72,296,974	73,410,013

Units purchased	0	0	1,083,230	889,300	7,920,184	25,669,521
Units redeemed	(3)	(4)	(594,728)	(458,516)	(44,127,189)	(26,782,560)

Ending units	2,046	2,049	3,006,739	2,518,237	36,089,969	72,296,974

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Franklin Templeton Variable Insurance Products Trust - Class 2
	Franklin Income VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Templeton Foreign VIP Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,778,608	$6,723,345	$(902,227)	$(1,062,947)	$1,063,932	$2,026,909
Reinvested capital gains	0	0	11,915,447	226,879	0	0
Realized gain (loss)	2,178,380	935,722	16,325,342	5,844,520	4,678,170	5,124,657
Unrealized gain (loss)	(2,571,309)	7,599,592	(25,391,341)	20,375,467	(28,914,941)	28,196,403

Net increase (decrease) in contract owners’ equity from operations	4,385,679	15,258,659	1,947,221	25,383,919	(23,172,839)	35,347,969

Equity transactions:
Contract purchase payments (note 1)	1,387,476	1,509,034	751,673	1,011,386	2,029,683	2,254,943
Extra credit fund deposit (note 1)	4,041	5,191	1,789	1,203	4,646	4,271
Transfers (to) and from other subaccounts	(1,494,178)	3,071,841	(64,559,036)	(10,346,907)	20,600,379	(3,929,937)
Transfers (to) and from fixed dollar contract	(90,315)	51,157	213,684	52,336	600,628	312,386
Withdrawals and surrenders	(4,663,329)	(5,631,845)	(2,450,177)	(2,904,838)	(6,752,258)	(6,182,636)
Surrender charges (note 2)	(6,072)	(21,094)	(3,474)	(12,086)	(9,956)	(18,461)
Annual contract charges (note 2)	(1,208,541)	(1,220,445)	(787,093)	(983,407)	(2,069,154)	(2,051,898)
Annuity and death benefit payments	(4,744,416)	(4,150,961)	(2,413,873)	(2,656,891)	(6,170,688)	(5,686,619)

Net equity transactions	(10,815,334)	(6,387,122)	(69,246,507)	(15,839,204)	8,233,280	(15,297,951)

Net change in contract owners’ equity	(6,429,655)	8,871,537	(67,299,286)	9,544,715	(14,939,559)	20,050,018
Contract owners’ equity:
Beginning of period	133,490,626	124,619,089	86,885,838	77,341,123	190,939,766	170,889,748

End of period	$127,060,971	$133,490,626	$19,586,552	$86,885,838	$176,000,207	$190,939,766

Change in units:
Beginning units	8,260,533	8,677,064	5,043,483	6,093,417	11,785,186	12,804,945

Units purchased	680,017	935,908	380,269	405,769	2,010,892	1,174,260
Units redeemed	(1,321,580)	(1,352,439)	(4,336,647)	(1,455,703)	(1,413,544)	(2,194,019)

Ending units	7,618,970	8,260,533	1,087,105	5,043,483	12,382,534	11,785,186

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Neuberger Berman Advisers Management Trust - S Class		Federated Insurance Series - Service Shares
	AMT Mid Cap Intrinsic Value Subaccount		Kaufmann Fund II Subaccount		Managed Volatility Fund II Subaccount		Managed Tail Risk Fund II Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013 (e)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(361,384)	$(229,066)	$(466,021)	$(358,821)	$5,635,919	$1,645,730	$(158,043)	$(4,643)
Reinvested capital gains	1,513,010	0	4,112,403	2,198,315	22,826,902	0	3,438,453	0
Realized gain (loss)	3,934,874	2,525,371	2,625,173	1,485,160	2,976,673	2,626,069	(484,032)	(137)
Unrealized gain (loss)	1,724,655	14,731,633	(3,627,820)	5,459,448	(25,967,050)	31,044,283	(4,327,469)	72,993

Net increase (decrease) in contract owners’ equity from operations	6,811,155	17,027,938	2,643,735	8,784,102	5,472,444	35,316,082	(1,531,091)	68,213

Equity transactions:
Contract purchase payments (note 1)	900,034	1,644,312	2,897,059	1,764,551	125,476,942	89,100,980	39,771,695	5,007,340
Extra credit fund deposit (note 1)	2,056	4,143	2,860	1,242	72,019	114,269	25,495	1,834
Transfers (to) and from other subaccounts	(3,173,479)	(6,639,684)	(2,526,831)	3,426,608	42,926,350	36,820,185	7,164,041	734,950
Transfers (to) and from fixed dollar contract	184,743	264,297	268,442	185,516	29,547,462	29,417,752	8,251,013	49,087
Withdrawals and surrenders	(2,152,229)	(1,722,193)	(1,127,860)	(559,488)	(4,581,814)	(1,951,809)	(350,501)	(3,179)
Surrender charges (note 2)	(4,569)	(7,031)	(4,741)	(3,968)	(123,628)	(49,102)	(4,669)	0
Annual contract charges (note 2)	(720,581)	(698,057)	(386,982)	(310,511)	(3,535,383)	(1,634,991)	(117,451)	(1,268)
Annuity and death benefit payments	(1,812,104)	(1,833,345)	(594,329)	(330,430)	(3,883,292)	(1,725,156)	(415,040)	(1,039)

Net equity transactions	(6,776,129)	(8,987,558)	(1,472,382)	4,173,520	185,898,656	150,092,128	54,324,583	5,787,725

Net change in contract owners’ equity	35,026	8,040,380	1,171,353	12,957,622	191,371,100	185,408,210	52,793,492	5,855,938
Contract owners’ equity:
Beginning of period	59,819,251	51,778,871	35,440,992	22,483,370	288,893,104	103,484,894	5,855,938	0

End of period	$59,854,277	$59,819,251	$36,612,345	$35,440,992	$480,264,204	$288,893,104	$58,649,430	$5,855,938

Change in units:
Beginning units	4,238,531	4,956,219	2,790,184	2,445,864	21,623,404	9,304,159	576,089	0

Units purchased	581,864	593,267	1,183,360	1,019,561	16,548,786	14,740,437	5,778,823	576,633
Units redeemed	(1,038,986)	(1,310,955)	(1,317,073)	(675,241)	(3,091,342)	(2,421,192)	(425,485)	(544)

Ending units	3,781,409	4,238,531	2,656,471	2,790,184	35,080,848	21,623,404	5,929,427	576,089

(e)	Period from November 1, 2013, date of commencement of operations, to December 31, 2013.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount		Global Markets Navigator Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,447,922)	$(1,752,873)	$26,821	$8,083	$(193,729)	$(156,068)	$(1,644,375)	$(697,182)
Reinvested capital gains	61,362,096	46,203,095	732,560	0	3,234,798	541,730	1,213,532	2,397,997
Realized gain (loss)	39,973,681	36,084,503	425,032	217,524	1,244,600	824,093	717,579	409,241
Unrealized gain (loss)	(57,988,859)	33,330,780	686,159	1,048,447	(2,377,420)	2,409,812	3,434,596	4,239,051

Net increase (decrease) in contract owners’ equity from operations	41,898,996	113,865,505	1,870,572	1,274,054	1,908,249	3,619,567	3,721,332	6,349,107

Equity transactions:
Contract purchase payments (note 1)	12,925,044	15,928,841	2,009,617	574,635	818,735	1,728,423	37,897,878	38,298,796
Extra credit fund deposit (note 1)	24,893	30,262	2,177	719	303	2,194	41,880	45,354
Transfers (to) and from other subaccounts	(117,088,965)	(94,904,524)	5,670,987	4,652,216	(921,251)	153,952	1,571,250	21,593,729
Transfers (to) and from fixed dollar contract	3,409,226	4,475,484	120,119	95,230	432,863	188,110	11,432,458	11,701,739
Withdrawals and surrenders	(12,168,093)	(8,932,233)	(147,327)	(349,663)	(319,112)	(195,233)	(1,725,237)	(394,412)
Surrender charges (note 2)	(113,064)	(127,904)	(3,213)	(2,567)	(1,461)	(675)	(48,430)	(9,517)
Annual contract charges (note 2)	(4,558,266)	(4,932,850)	(122,862)	(40,874)	(175,115)	(151,081)	(1,182,650)	(455,571)
Annuity and death benefit payments	(6,454,288)	(6,359,195)	(156,488)	(47,735)	(242,826)	(290,667)	(1,457,339)	(332,006)

Net equity transactions	(124,023,513)	(94,822,119)	7,373,010	4,881,961	(407,864)	1,435,023	46,529,810	70,448,112

Net change in contract owners’ equity	(82,124,517)	19,043,386	9,243,582	6,156,015	1,500,385	5,054,590	50,251,142	76,797,219
Contract owners’ equity:
Beginning of period	416,332,553	397,289,167	8,244,878	2,088,863	15,653,890	10,599,300	101,766,919	24,969,700

End of period	$334,208,036	$416,332,553	$17,488,460	$8,244,878	$17,154,275	$15,653,890	$152,018,061	$101,766,919

Change in units:
Beginning units	34,313,834	42,991,134	597,078	204,856	1,111,399	986,486	8,883,962	2,442,955

Units purchased	2,501,385	4,017,187	692,218	475,531	295,963	389,057	5,155,086	6,920,701
Units redeemed	(12,062,876)	(12,694,487)	(179,391)	(83,309)	(326,139)	(264,144)	(1,097,158)	(479,694)

Ending units	24,752,343	34,313,834	1,109,905	597,078	1,081,223	1,111,399	12,941,890	8,883,962

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Franklin Income VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Templeton Foreign VIP Subaccount		Franklin Founding Funds Allocation VIP Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,989,665	$6,351,190	$(2,395,763)	$(2,908,721)	$2,177,557	$4,317,822	$619,029	$3,290,495
Reinvested capital gains	0	0	33,059,930	622,438	0	0	36,842	6,220,495
Realized gain (loss)	4,494,903	2,625,698	53,105,087	16,519,937	9,805,712	13,762,895	534,737	604,909
Unrealized gain (loss)	(5,245,775)	6,017,726	(79,625,667)	54,138,904	(69,567,281)	62,334,983	(577,548)	(2,804,670)

Net increase (decrease) in contract owners’ equity from operations	4,238,793	14,994,614	4,143,587	68,372,558	(57,584,012)	80,415,700	613,060	7,311,229

Equity transactions:
Contract purchase payments (note 1)	12,314,909	12,237,617	5,694,379	8,434,044	16,966,300	18,193,137	3,321,166	3,554,659
Extra credit fund deposit (note 1)	46,204	48,379	7,330	15,295	25,821	31,492	8,958	2,163
Transfers (to) and from other subaccounts	(580,630)	2,628,461	(214,919,421)	(35,660,414)	62,308,639	(13,403,167)	2,241,917	1,265,828
Transfers (to) and from fixed dollar contract	1,518,935	1,229,077	1,500,390	2,257,604	3,366,057	4,084,284	636,094	356,904
Withdrawals and surrenders	(5,829,255)	(2,795,109)	(5,718,282)	(4,682,949)	(12,864,368)	(7,986,533)	(1,451,067)	(912,634)
Surrender charges (note 2)	(44,538)	(35,027)	(57,901)	(66,866)	(110,652)	(115,380)	(13,796)	(18,387)
Annual contract charges (note 2)	(1,409,656)	(1,339,635)	(2,141,805)	(2,583,151)	(4,984,546)	(4,665,099)	(458,899)	(408,538)
Annuity and death benefit payments	(3,717,526)	(2,151,777)	(2,864,824)	(3,352,506)	(6,910,369)	(5,997,779)	(1,425,259)	(910,863)

Net equity transactions	2,298,443	9,821,986	(218,500,134)	(35,638,943)	57,796,882	(9,859,045)	2,859,114	2,929,132

Net change in contract owners’ equity	6,537,236	24,816,600	(214,356,547)	32,733,615	212,870	70,556,655	3,472,174	10,240,361
Contract owners’ equity:
Beginning of period	141,409,196	116,592,596	238,112,912	205,379,297	446,025,148	375,468,493	42,731,682	32,491,321

End of period	$147,946,432	$141,409,196	$23,756,365	$238,112,912	$446,238,018	$446,025,148	$46,203,856	$42,731,682

Change in units:
Beginning units	10,892,020	10,096,329	17,021,334	19,906,479	38,925,169	39,772,065	3,398,828	3,171,385

Units purchased	2,870,925	2,999,222	1,211,477	1,694,772	9,298,338	5,950,472	756,520	735,562
Units redeemed	(2,744,104)	(2,203,531)	(16,601,219)	(4,579,917)	(3,870,358)	(6,797,368)	(546,232)	(508,119)

Ending units	11,018,841	10,892,020	1,631,592	17,021,334	44,353,149	38,925,169	3,609,116	3,398,828

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ivy Funds Variable Insurance Portfolios, Inc.
	VIP Asset Strategy Subaccount		VIP Global Natural Resources Subaccount		VIP Science and Technology Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,987,683)	$(94,051)	$(849,867)	$(944,803)	$(1,206,909)	$(739,619)
Reinvested capital gains	62,826,721	0	0	0	7,688,324	3,064,869
Realized gain (loss)	14,949,036	18,490,010	551,226	(1,183,604)	5,941,183	4,081,248
Unrealized gain (loss)	(106,264,520)	79,681,073	(8,201,332)	6,715,455	(11,053,946)	19,190,486

Net increase (decrease) in contract owners’ equity from operations	(32,476,446)	98,077,032	(8,499,973)	4,587,048	1,368,652	25,596,984

Equity transactions:
Contract purchase payments (note 1)	20,763,721	22,620,161	2,092,382	2,246,603	5,438,193	4,003,495
Extra credit fund deposit (note 1)	20,276	21,249	1,873	3,834	35,039	27,419
Transfers (to) and from other subaccounts	(23,723,110)	(25,796,300)	(1,963,170)	(10,725,410)	13,222,174	17,857,042
Transfers (to) and from fixed dollar contract	3,947,895	4,965,174	308,450	1,196,489	894,616	1,567,028
Withdrawals and surrenders	(13,876,011)	(9,695,772)	(2,058,960)	(1,964,370)	(2,562,879)	(1,776,988)
Surrender charges (note 2)	(111,843)	(108,310)	(9,976)	(19,746)	(11,016)	(19,666)
Annual contract charges (note 2)	(5,278,155)	(5,090,392)	(769,176)	(886,649)	(953,659)	(606,637)
Annuity and death benefit payments	(8,892,563)	(7,859,816)	(1,247,946)	(1,524,020)	(1,747,600)	(1,353,254)

Net equity transactions	(27,149,790)	(20,944,006)	(3,646,523)	(11,673,269)	14,314,868	19,698,439

Net change in contract owners’ equity	(59,626,236)	77,133,026	(12,146,496)	(7,086,221)	15,683,520	45,295,423
Contract owners’ equity:
Beginning of period	504,378,620	427,245,594	67,301,198	74,387,419	84,876,634	39,581,211

End of period	$444,752,384	$504,378,620	$55,154,702	$67,301,198	$100,560,154	$84,876,634

Change in units:
Beginning units	31,496,692	32,943,921	6,757,510	7,948,947	3,606,222	2,595,490

Units purchased	4,450,946	4,622,065	2,067,054	1,508,729	1,997,948	1,988,115
Units redeemed	(6,233,370)	(6,069,294)	(2,385,269)	(2,700,166)	(1,394,846)	(977,383)

Ending units	29,714,268	31,496,692	6,439,295	6,757,510	4,209,324	3,606,222

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Northern Lights Variable Trust - Class II
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Risk Moderate Growth ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,846,366)	$(2,043,977)	$(2,309,540)	$(2,933,626)	$(3,701,381)	$(2,671,217)
Reinvested capital gains	4,010,876	0	9,798,934	0	0	0
Realized gain (loss)	6,814,730	3,682,875	9,375,958	10,551,842	9,240,130	7,370,583
Unrealized gain (loss)	(785,201)	24,493,871	(5,658,478)	59,078,867	(5,833,782)	82,430,242

Net increase (decrease) in contract owners’ equity from operations	8,194,039	26,132,769	11,206,874	66,697,083	(295,033)	87,129,608

Equity transactions:
Contract purchase payments (note 1)	74,366,949	108,717,574	125,276,824	216,002,368	74,400,782	89,746,829
Extra credit fund deposit (note 1)	57,056	226,660	143,925	306,472	78,441	148,553
Transfers (to) and from other subaccounts	(30,133,599)	(10,662,519)	(13,266,939)	(78,467,837)	26,535,556	17,410,829
Transfers (to) and from fixed dollar contract	22,673,199	47,843,332	43,693,393	73,401,987	21,299,555	38,333,357
Withdrawals and surrenders	(7,914,601)	(4,211,846)	(11,643,567)	(5,758,582)	(9,142,673)	(5,467,376)
Surrender charges (note 2)	(195,545)	(128,460)	(361,157)	(192,368)	(303,708)	(211,328)
Annual contract charges (note 2)	(5,461,712)	(4,191,072)	(8,624,072)	(6,322,805)	(8,952,298)	(7,088,273)
Annuity and death benefit payments	(6,846,420)	(4,107,655)	(8,068,132)	(5,846,401)	(6,274,635)	(3,360,473)

Net equity transactions	46,545,327	133,486,014	127,150,275	193,122,834	97,641,020	129,512,118

Net change in contract owners’ equity	54,739,366	159,618,783	138,357,149	259,819,917	97,345,987	216,641,726
Contract owners’ equity:
Beginning of period	487,711,351	328,092,568	754,175,513	494,355,596	759,033,571	542,391,845

End of period	$542,450,717	$487,711,351	$892,532,662	$754,175,513	$856,379,558	$759,033,571

Change in units:
Beginning units	43,764,170	31,354,654	65,358,277	47,508,996	64,899,624	53,061,595

Units purchased	11,038,225	17,612,133	17,643,240	29,763,708	13,214,075	17,640,021
Units redeemed	(6,935,300)	(5,202,617)	(6,757,780)	(11,914,427)	(4,865,249)	(5,801,992)

Ending units	47,867,095	43,764,170	76,243,737	65,358,277	73,248,450	64,899,624

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Total Subaccounts
	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,474,285)	$14,793,558
Reinvested capital gains	546,479,830	281,826,174
Realized gain (loss)	509,321,579	423,239,443
Unrealized gain (loss)	(477,696,758)	1,344,942,007

Net increase (decrease) in contract owners’ equity from operations	575,630,366	2,064,801,182

Equity transactions:
Contract purchase payments (note 1)	1,754,933,193	1,792,032,035
Extra credit fund deposit (note 1)	1,966,443	2,816,242
Transfers (to) and from other subaccounts	0	0
Transfers (to) and from fixed dollar contract	414,932,232	526,746,333
Withdrawals and surrenders	(585,647,996)	(442,832,049)
Surrender charges (note 2)	(4,706,933)	(4,034,658)
Annual contract charges (note 2)	(190,278,821)	(163,946,940)
Annuity and death benefit payments	(353,393,704)	(301,522,708)

Net equity transactions	1,037,804,414	1,409,258,255

Net change in contract owners’ equity	1,613,434,780	3,474,059,437
Contract owners’ equity:
Beginning of period	17,555,314,382	14,081,254,945

End of period	$19,168,749,162	$17,555,314,382

Change in units:
Beginning units	1,200,950,430	1,068,385,411

Units purchased	374,880,941	401,436,956
Units redeemed	(297,937,208)	(268,871,937)

Ending units	1,277,894,163	1,200,950,430

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Notes to Financial Statements	December 31, 2014

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

Ohio National Variable Account A (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLIC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ONLIC may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500® Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100® Index, Bristol, Bryton Growth, Balanced, Target VIP, Bristol Growth, and Risk Managed Balanced

Fidelity® Variable Insurance Products Fund - Initial Class: VIP Growth, VIP Equity-Income, and VIP High Income

Janus Aspen Series - Institutional Shares: Janus, Overseas, Global Research, and Balanced

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Equity Income, ClearBridge Variable Large Cap Value, and QS Legg Mason Dynamic Multi-Strategy VIT

Wells Fargo Advantage Variable Trust Funds: Opportunity, Small Cap Value, and Discovery

The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF): Core Plus Fixed Income and U.S. Real Estate

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, U.S. Equity Insights, and Strategic Growth

Lazard Retirement Series Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, International Equity, and Global Dynamic Multi Asset

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Aspen Series - Service Shares: Janus, Global Research, Balanced, Overseas, and INTECH U.S. Low Volatility

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

AllianceBernstein Variable Product Series Fund, Inc. - Class B: Growth & Income, Small Cap Growth, and Dynamic Asset Allocation

MFS® Variable Insurance Trust - Service Class: New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, CommodityRealReturn® Strategy, Global Diversified Allocation, and Short-Term

Calvert Variable Products, Inc.: VP S&P 500 Index

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF): Core Plus Fixed Income, U.S. Real Estate, and Growth

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Comstock Series I, Invesco V.I. International Growth Series II, and Invesco V.I. Balanced-Risk Allocation Series II

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income VIP, Franklin Flex Cap Growth VIP, and Templeton Foreign VIP

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Federated Insurance Series - Service Shares: Kaufmann Fund II, Managed Volatility Fund II, and Managed Tail Risk Fund II

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, U.S. Equity Insights, Strategic Growth, and Global Markets Navigator

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Income VIP, Franklin Flex Cap Growth VIP, Templeton Foreign VIP, and Franklin Founding Funds Allocation VIP

Ivy Funds Variable Insurance Portfolios, Inc.: VIP Asset Strategy, VIP Global Natural Resources, and VIP Science and Technology

Northern Lights Variable Trust - Class II: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

The underlying mutual funds (“the funds”) in which the subaccounts invest, other than The Dow® Target Variable Fund LLC (Dow Target 10 and Dow Target 5 Portfolios) which liquidated on April 8, 2011, are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests. For these services, ONI recorded advisory fees of approximately $24.3 million and $19.8 million for the periods ended December 31, 2014 and 2013, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of ONLIC and are paid from its general account.

For certain products, ONLIC credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

C.	Annuity Reserves for Contracts in Payment Period

Annuity reserves for contracts in payment period represents the net assets allocated to these future contract benefits. The allocation is based on the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized and reflects the discounted amount of the expected annuity payments. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Changes to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses. (See Note 2).

D.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2014.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Subsequent Events

Effective March 27, 2015, the Investors Growth Stock Series – Service Class of MFS® Variable Insurance Trust merged into the Massachusetts Investors Growth Stock Portfolio – Service Class of MFS® Variable Insurance Trust II.

The Account has evaluated for possible subsequent events through April 8, 2015, which is the date these financial statements were issued and there are no additional subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk of the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in contracts in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees related to optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	Annual Payment Combination	Variable Interest Annuity “VIA”	Flexible Payment Combination	Top I
Mortality and Expense Risk Fees (May increase annually to a pre-determined maximum, based on product)	0.75%	1.05%	0.85%	0.85% to 1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.00%	1.30%	1.10%	1.10% to 1.30%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	No charge	No charge	$25	$30
Transfer Fee – per transfer.
(currently, no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15	$3 to $15
Purchase Payment Charges	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit premium	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	No charge	6% of surrender value in the first year to 0% in the seventh year	5% of purchase payments made in the eight years prior to surrender

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
The following basic charges are assessed through reduction of daily unit values:
	Top Tradition	Top Plus	Investar Vision & Top Spectrum	Top Explorer
Mortality and Expense Risk Fees (May increase annually to a pre-determined maximum, based on product)	0.85%	0.65%	1.15%	1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.10%	0.90%	1.40%	1.30%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	No charge	$35	$35

Transfer Fee – per transfer. (currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15	$3 to $15

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7.75% of purchase payments made in the eight years prior to surrender	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the eighth year	7% of surrender value in the first year to 0% in the eighth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
The following basic charges are assessed through reduction of daily unit values:
	ONcore Flex	ONcore Value	ONcore Premier	ONcore Xtra
Mortality and Expense Risk Fees	1.15%	0.75%	1.15%	1.15%
Administrative Expenses	0.35%	0.15%	0.25%	0.25%

Total expenses	1.50%	0.90%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	6% of surrender value in the first year to 0% in the seventh year	6% of surrender value in the first year to 0% in the seventh year	9% of surrender value in the first year to 0% in the ninth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74 (1)	NA	0.80% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78 (1)	NA	0.95% to 1.15%	NA	NA
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%	0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB (1)	0.45%	0.45%	0.45%	0.45%
GMIB Plus (1)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset (1)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset (1)	0.70%	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions (1)	NA	0.90% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (1)	NA	0.75% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (1)	NA	1.00% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (1)	NA	0.85% to 1.50%	NA	NA
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	NA	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	NA	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	NA	0.95% to 2.00%	0.95% to 2.00%	NA
Joint GLWB Preferred I.S.	NA	1.25% to 2.50%	1.25% to 2.50%	NA

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%
GPP 2012	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite	ONcore Ultra	ONcore Wrap
Mortality and Expense Risk Fees	1.15%	0.90% to 1.15%	0.50%
Administrative Expenses	0.25%	0.25%	0.15%

Total expenses	1.40%	1.15% to 1.40%	0.65%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the fourth year	7% of surrender value in the first year to 0% in the fourth year	No charge

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74 (1)	0.80% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78 (1)	0.95% to 1.15%	NA	NA
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% /0.30%	0.15% /0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% /0.60%	0.30% /0.60%	0.30% / 0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset (1)	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset (1)	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions (1)	0.90% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (1)	0.75% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (1)	1.00% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (1)	0.85% to 1.50%	NA	NA
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	NA	NA	0.95% to 2.00%
Joint GLWB 2011 (1)	NA	NA	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	NA	NA	0.95% to 2.00%
Joint GLWB Preferred I.S	NA	NA	1.25% to 2.50%

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%
GPP 2012	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%
(1) No longer available for purchase.
The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite II	ONcore Ultra II	ONcore Flex II
Mortality and Expense Risk Fees	1.15%	0.90% to 1.25%	1.35%
Administrative Expenses	0.35%	0.25%	0.35%

Total expenses	1.50%	1.15% to 1.50%	1.70%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the fifth year	No charge

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	NA
GMDBR85 Plus (1)	0.45%	0.45%	NA
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	NA
ARDBR 2008 at issue ages through 74 (1)	0.85% to 1.00%	0.85% to 1.00%	NA
ARDBR 2008 at issue ages 75 through 78 (1)	0.95% to 1.15%	0.95% to 1.15%	NA
ARDBR (1)	0.60%	0.60%	NA
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	NA
GMIB Plus with Annual Reset 2008 without investment restrictions (1)	1.00% to 1.65%	1.00% to 1.65%	NA
GMIB Plus with Annual Reset 2008 with investment restrictions (1)	0.85% to 1.50%	0.85% to 1.50%	NA
GMIB Plus with Annual Reset (1)	0.70%	0.70%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%	0.55%
GPP 2012	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%
(1) No longer available for purchase. The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier II	ONcore Xtra II	ONcore Lite III
Mortality and Expense Risk Fees	1.05%	1.45%	1.35% to 1.45%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.30%	1.70%	1.60% to 1.70%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the eighth year	9% of surrender value in the first year to 0% in the tenth year	8% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Guaranteed Minimum Death Benefit Rider:
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% /0.30%	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	NA	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	NA	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%	0.55%
GPP 2012	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier WF7	ONcore Premier WF 4
Mortality and Expense Risk Fees	1.05%	1.05% to 1.55%
Administrative Expenses	0.25%	0.25%

Total expenses	1.30%	1.30% to 1.80%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10

Sales Charge made from purchase payments	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	8% of surrender value in the first year to 0% in the eighth year	8% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%
Guaranteed Minimum Death Benefit Rider
5% GMDBR80 Plus (1)	0.45%	0.45%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB 2011 (1)	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%
GPP 2012	0.45% to 0.90%	0.45% to 0.90%

(1)	No longer available for purchase.

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Taxes are the responsibility of the contract owner upon surrender or withdrawal. Accordingly, ONLIC does not provide for income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective December 5, 2014, the ClearBridge Variable All Cap Value Portfolio - Class I of Legg Mason Partners Variable Equity Trust was merged into the ClearBridge Variable Large Cap Value Portfolio - Class I of Legg Mason Partners Variable Equity Trust.

Effective April 30, 2014, the Calvert VP SRI Equity Portfolio of Calvert Variable Series, Inc. was merged into the Calvert VP S&P 500 Index Portfolio of Calvert Variable Products, Inc.

Effective December 20, 2013, the Millennium Portfolio of Ohio National Fund, Inc. was merged into the Small Cap Growth Portfolio of Ohio National Fund, Inc. The Income Opportunity Portfolio and the U.S. Equity Portfolio of Ohio National Fund, Inc. merged into the Balanced Portfolio of Ohio National Fund, Inc. The Target Equity/Income Portfolio of Ohio National Fund, Inc. merged into the Target VIP Portfolio of Ohio National Fund, Inc.

Effective April 29, 2011, the Invesco Van Kampen V.I. Value Fund Series I of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco Van Kampen V.I. Comstock Fund Series I of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). The Invesco Van Kampen V.I. International Growth Equity Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco V.I. International Growth Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective May 28, 2010, the Value Portfolio of The Universal Institutional Funds, Inc. – Class I was merged into a newly-organized fund, the Invesco Van Kampen V.I. Value Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). The International Growth Equity Portfolio of The Universal Institutional Funds, Inc. – Class II was merged into a newly-organized fund, the Invesco Van Kampen V.I. International Growth Equity Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:

Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 2:

Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3:

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$19,168,749,162	$0	$0	$19,168,749,162

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2014.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2014 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$303,098,244	$43,768,833
Money Market Subaccount	152,752,908	211,005,612
Bond Subaccount	43,408,579	41,249,888
Omni Subaccount	1,311,950	3,463,419
International Subaccount	25,959,994	22,192,283
Capital Appreciation Subaccount	322,878,102	32,462,175
International Small-Mid Company Subaccount	9,373,012	10,667,076
Aggressive Growth Subaccount	3,734,615	6,190,221
Small Cap Growth Subaccount	119,349,417	36,223,869
Mid Cap Opportunity Subaccount	9,951,555	12,679,248
S&P 500® Index Subaccount	91,508,787	53,896,403
Strategic Value Subaccount	54,767,943	147,736,431
High Income Bond Subaccount	37,492,143	122,353,284
Capital Growth Subaccount	13,067,927	19,090,543
Nasdaq-100® Index Subaccount	36,730,670	28,284,656
Bristol Subaccount	15,872,973	42,801,979
Bryton Growth Subaccount	28,978,146	40,796,426
Balanced Subaccount	611,708,009	62,936,718
Target VIP Subaccount	6,198,610	7,026,670
Bristol Growth Subaccount	10,147,303	21,795,119
Risk Managed Balanced Subaccount	33,324,065	1,176,801
Fidelity® Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount	2,693	174,370
VIP Equity-Income Subaccount	39,696	145,528
VIP High Income Subaccount	3,537	13,940
Janus Aspen Series - Institutional Shares:
Janus Subaccount	514,721	693,498
Overseas Subaccount	339,549	238,425
Global Research Subaccount	93,417	369,635
Balanced Subaccount	516,991	1,605,173
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount	24,237,530	29,697,905
ClearBridge Variable Equity Income Subaccount	8,976,627	5,880,757
ClearBridge Variable Large Cap Value Subaccount	52,439,796	7,668,259
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	537,830,096	107,548,836
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	2,232	822,547
Small Cap Value Subaccount	1,144	12,671
Discovery Subaccount	568,337	911,048
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	227,372	285,348
U.S. Real Estate Subaccount	287,560	900,989
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	52,180,615	74,785,610
U.S. Equity Insights Subaccount	6,004,029	6,607,689
Strategic Growth Subaccount	3,289,460	2,553,356
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	85,231,914	78,744,478
U.S. Small-Mid Cap Equity Subaccount	13,105,167	7,270,478
U.S. Strategic Equity Subaccount	1,583,559	904,034
International Equity Subaccount	108,255,228	72,718,104
Global Dynamic Multi Asset Subaccount	79,134,691	12,676,276
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	11,591,830	33,051,190
Jennison Subaccount	7,416,380	4,735,595
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	63,411,009	87,302,068
VIP Contrafund® Subaccount	72,758,393	83,858,505
VIP Growth Subaccount	27,333,424	13,506,156
VIP Equity-Income Subaccount	37,996,935	35,477,491
VIP Real Estate Subaccount	41,151,698	52,476,047
VIP Target Volatility Subaccount	74,517,950	8,980,761

Janus Aspen Series - Service Shares:
Janus Subaccount	6,569,418	6,277,715
Global Research Subaccount	9,619,221	8,245,914
Balanced Subaccount	33,968,942	36,712,475
Overseas Subaccount	66,952,071	48,005,367
INTECH U.S. Low Volatility Subaccount	238,931,718	45,519,456
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	15,677,353	14,524,796
Mid Cap Value Subaccount	54,293,609	44,619,915
AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Growth & Income Subaccount	1,251	10,773
Small Cap Growth Subaccount	4,058	629
Dynamic Asset Allocation Subaccount	63,796,827	31,457,394
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	14,602,482	17,625,489
Investors Growth Stock Subaccount	9,093,218	4,748,738
Mid Cap Growth Subaccount	10,840,945	7,986,496
Total Return Subaccount	10,277,464	10,228,255
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	61,913,261	121,645,487
Total Return Subaccount	176,016,401	358,277,274
Global Bond Subaccount	23,663,253	35,916,033
CommodityRealReturn® Strategy Subaccount	18,308,825	130,291,401
Global Diversified Allocation Subaccount	141,995,117	34,097,846
Short-Term Subaccount	39,027,197	14,249,280
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount	205,148	52,493
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount	16,005	202,228
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	5,709,874	10,156,154
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	106,173,457	175,324,717
Micro-Cap Subaccount	20,716,076	22,509,313
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	50,535,620	12,725,552
U.S. Real Estate Subaccount	14,462,997	24,628,751
Growth Subaccount	21,142,017	11,623,802
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Comstock Series I Subaccount	629	486
Invesco V.I. International Growth Series II Subaccount	12,721,908	6,941,177
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	133,031,139	500,614,488
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income VIP Subaccount	17,863,039	23,899,765
Franklin Flex Cap Growth VIP Subaccount	18,474,631	76,707,918
Templeton Foreign VIP Subaccount	33,962,242	24,665,030
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	10,381,167	16,005,670
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount	19,506,385	17,332,385
Managed Volatility Fund II Subaccount	262,153,579	47,792,102
Managed Tail Risk Fund II Subaccount	62,310,901	4,705,908
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	97,254,111	161,363,450
U.S. Equity Insights Subaccount	10,829,133	2,696,742
Strategic Growth Subaccount	7,586,634	4,953,429
Global Markets Navigator Subaccount	60,388,253	14,289,286
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income VIP Subaccount	46,124,907	38,836,799
Franklin Flex Cap Growth VIP Subaccount	50,162,494	237,998,461
Templeton Foreign VIP Subaccount	108,192,299	48,217,860
Franklin Founding Funds Allocation VIP Subaccount	11,061,366	7,546,381
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount	134,422,084	102,732,836
VIP Global Natural Resources Subaccount	20,511,754	25,008,144
VIP Science and Technology Subaccount	54,771,080	33,974,797
Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount	133,648,999	84,939,162
TOPS® Managed Risk Moderate Growth ETF Subaccount	224,159,601	89,519,932
TOPS® Managed Risk Growth ETF Subaccount	161,920,913	67,981,274

Totals	$6,148,611,605	$4,566,801,646

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners’ equity for contracts in the accumulation period only, and excludes the portion of contract owners’ equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owner’s Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit, and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Ohio National Fund, Inc.:
Equity Subaccount
2014	34,205,313	$11.13 to $16.20	$458,475,245	0.65% to 1.80%	12.05% to 13.33%		0.61%
2013	13,471,858	$9.82 to $17.39	$166,430,176	0.65% to 1.70%	35.39% to 36.80%		0.88%
2012	15,668,730	$7.18 to $12.85	$141,751,641	0.65% to 1.70%	13.75% to 14.94%		1.35%
2011	17,924,093	$6.25 to $11.29	$142,015,025	0.65% to 1.70%	-4.99% to -4.00%		0.83%
2010	19,967,667	$6.51 to $11.89	$165,604,954	0.65% to 1.60%	7.22% to 18.94%	(b)	0.20%
Money Market Subaccount
2014	14,677,600	$9.38 to $10.21	$167,669,473	0.65% to 1.80%	-1.77% to -0.65%		0.00%
2013	19,504,529	$9.43 to $10.28	$225,949,603	0.65% to 1.70%	-1.67% to -0.65%		0.00%
2012	18,402,458	$9.59 to $10.34	$216,520,692	0.65% to 1.70%	-1.68% to -0.65%		0.00%
2011	20,031,548	$9.75 to $10.41	$238,888,579	0.65% to 1.70%	-1.67% to -0.64%		0.00%
2010	20,154,121	$9.91 to $10.48	$244,045,346	0.65% to 1.70%	-0.85%(a) to -0.65%		0.00%
Bond Subaccount
2014	7,852,623	$10.68 to $13.54	$140,244,564	0.65% to 1.80%	4.01% to 5.20%		0.00%
2013	7,617,645	$10.26 to $12.87	$130,614,909	0.65% to 1.80%	-3.66% to -2.56%		0.00%
2012	8,153,185	$10.65 to $13.20	$144,384,647	0.65% to 1.80%	5.35% to 6.56%		0.00%
2011	8,000,165	$10.11 to $12.39	$134,622,867	0.65% to 1.80%	1.13%(a) to 5.67%		0.00%
2010	7,699,470	$10.14 to $11.73	$124,387,095	0.65% to 1.70%	1.38%(a) to 7.14%		0.00%
Omni Subaccount
2014	937,616	$17.03 to $27.16	$18,747,997	0.90% to 1.70%	10.25% to 11.12%		0.93%
2013	1,041,092	$15.44 to $24.44	$18,924,616	0.90% to 1.70%	28.35% to 29.37%		1.03%
2012	1,182,187	$12.06 to $18.89	$16,706,742	0.90% to 1.60%	10.27% to 11.04%		1.27%
2011	1,314,536	$10.94 to $17.02	$17,085,346	0.90% to 1.60%	-5.62% to -4.97%		1.21%
2010	1,461,417	$9.25 to $17.91	$20,451,606	0.90% to 1.50%	11.52% to 12.18%		1.50%
International Subaccount
2014	14,435,250	$9.15 to $9.74	$154,852,397	0.65% to 1.80%	-11.05% to -10.04%		0.00%
2013	13,865,847	$10.29 to $10.83	$166,603,847	0.65% to 1.80%	9.71% to 10.96%		0.00%
2012	14,425,425	$9.38 to $9.76	$157,443,098	0.65% to 1.80%	18.12% to 19.47%		0.00%
2011	16,403,782	$8.17 to $10.78	$150,904,418	0.65% to 1.70%	-16.82% to -15.96%		0.00%
2010	16,684,220	$9.72 to $10.59	$184,263,103	0.65% to 1.50%	15.02% to 15.99%		0.00%
Capital Appreciation Subaccount
2014	13,641,897	$14.79 to $17.78	$409,496,063	0.65% to 1.80%	6.62% to 7.84%		0.59%
2013	3,469,708	$13.87 to $16.49	$102,950,748	0.65% to 1.80%	32.13% to 33.64%		0.42%
2012	3,839,409	$10.50 to $12.34	$86,974,757	0.65% to 1.80%	15.50% to 16.83%		0.59%
2011	4,401,706	$9.09 to $10.56	$86,273,006	0.65% to 1.80%	-9.09%(a) to -2.29%		0.38%
2010	4,804,147	$12.14 to $36.66	$97,575,715	0.90% to 1.70%	15.95% to 21.42%	(b)	0.23%
Millennium Subaccount (note 4)
2012	1,284,003	$11.94 to $13.27	$14,541,445	0.65% to 1.60%	7.71% to 8.73%		0.00%
2011	1,501,184	$10.98 to $12.32	$15,751,815	0.65% to 1.60%	-2.43% to -1.52%		0.00%
2010	1,724,377	$7.85 to $11.15	$18,587,089	0.65% to 1.50%	22.46% to 23.50%		0.00%
International Small-Mid Company Subaccount
2014	2,888,901	$10.36 to $12.25	$53,909,720	0.65% to 1.80%	-10.41% to -9.38%		0.00%
2013	2,907,963	$11.57 to $13.52	$60,584,819	0.65% to 1.80%	25.42% to 26.85%		0.00%
2012	3,067,845	$10.66 to $12.97	$50,789,165	0.65% to 1.70%	20.63% to 21.90%		0.00%
2011	3,224,012	$8.74 to $10.75	$44,397,509	0.65% to 1.70%	-18.89% to -18.05%		0.00%
2010	3,530,250	$10.67 to $13.26	$60,061,880	0.65% to 1.60%	18.96% to 32.65%	(b)	0.00%
Aggressive Growth Subaccount
2014	2,347,399	$18.78 to $18.89	$26,676,833	0.65% to 1.70%	7.77% to 8.89%		0.00%
2013	2,617,296	$17.34 to $17.43	$26,791,301	0.65% to 1.70%	29.24% to 30.59%		0.00%
2012	2,918,190	$13.28 to $13.49	$22,260,725	0.65% to 1.70%	20.80% to 22.07%		0.00%
2011	2,651,431	$9.39 to $11.16	$16,441,651	0.90% to 1.70%	-6.84% to -6.11%		0.00%
2010	2,843,511	$11.56 to $11.99	$18,702,393	0.65% to 1.60%	9.25% to 19.89%	(b)	0.00%
Small Cap Growth Subaccount
2014	11,690,936	$16.62 to $23.53	$171,043,171	0.65% to 1.80%	8.68% to 9.93%		0.00%
2013	5,074,868	$15.30 to $21.41	$69,374,234	0.65% to 1.80%	42.72% to 44.35%		0.00%
2012	2,551,707	$15.02 to $20.61	$23,574,582	0.90% to 1.70%	16.03% to 16.96%		0.00%
2011	2,626,683	$12.65 to $12.94	$20,935,510	0.65% to 1.70%	1.01% to 2.06%		0.00%
2010	2,740,410	$12.39 to $12.81	$21,472,873	0.65% to 1.70%	28.15%(a) to 29.19%		0.00%
Mid Cap Opportunity Subaccount
2014	2,565,658	$15.27 to $16.28	$63,022,725	0.65% to 1.80%	9.54% to 10.79%		0.00%
2013	2,623,813	$13.94 to $14.70	$59,168,272	0.65% to 1.80%	30.12% to 31.60%		0.00%
2012	2,638,917	$10.71 to $11.17	$45,982,630	0.65% to 1.80%	17.58% to 18.93%		0.00%
2011	2,634,919	$9.11 to $9.39	$39,281,390	0.65% to 1.80%	-8.91%(a) to -3.99%		0.00%
2010	2,751,530	$9.78 to $12.40	$43,610,808	0.65% to 1.70%	18.83% to 23.97%	(b)	0.00%
S&P 500® Index Subaccount
2014	15,603,554	$15.60 to $16.38	$306,836,004	0.65% to 1.80%	11.11% to 12.38%		1.39%
2013	13,597,324	$14.04 to $14.57	$239,469,990	0.65% to 1.80%	29.42% to 30.89%		1.49%
2012	10,859,140	$10.85 to $11.13	$147,972,905	0.65% to 1.80%	13.35% to 14.65%		1.51%
2011	9,396,373	$9.57 to $9.71	$113,865,711	0.65% to 1.80%	-4.28%(a) to 1.11%		1.36%
2010	9,816,107	$9.60 to $11.42	$118,617,098	0.65% to 1.50%	12.76% to 13.72%		1.40%

Strategic Value Subaccount
2014	20,196,226	$13.60 to $14.37	$319,273,341	0.65% to 1.80%	10.42% to 11.68%		4.55%
2013	26,994,690	$12.18 to $13.01	$384,518,294	0.65% to 1.80%	18.86% to 20.22%		3.07%
2012	21,683,013	$10.13 to $10.95	$258,288,723	0.65% to 1.80%	5.31% to 6.52%		2.62%
2011	3,242,375	$9.51 to $13.15	$36,215,947	0.65% to 1.70%	12.13% to 13.29%		2.07%
2010	1,983,155	$8.39 to $11.73	$19,555,673	0.65% to 1.70%	11.26% to 17.28%	(b)	3.61%
High Income Bond Subaccount
2014	9,899,287	$11.81 to $16.94	$211,633,741	0.65% to 1.80%	0.95% to 2.11%		0.00%
2013	13,724,307	$11.70 to $16.59	$288,437,907	0.65% to 1.80%	5.19% to 6.39%		0.00%
2012	14,703,714	$11.12 to $15.59	$292,738,551	0.65% to 1.80%	12.31% to 13.60%		0.00%
2011	14,095,798	$9.90 to $13.72	$250,568,507	0.65% to 1.80%	-0.95%(a) to 4.68%		0.00%
2010	14,435,962	$10.85 to $13.11	$252,299,498	0.65% to 1.70%	8.49%(a) to 13.35%		0.00%
Capital Growth Subaccount
2014	1,888,830	$12.62 to $19.35	$65,981,239	0.65% to 1.80%	0.64% to 1.79%		0.00%
2013	2,030,472	$12.54 to $19.01	$70,590,239	0.65% to 1.80%	27.96% to 29.42%		0.00%
2012	1,752,877	$9.80 to $14.69	$47,909,160	0.65% to 1.80%	11.79% to 13.08%		0.00%
2011	1,806,106	$8.76 to $12.99	$44,168,011	0.65% to 1.80%	-12.36%(a) to -3.09%		0.00%
2010	1,770,957	$12.72 to $13.39	$45,360,803	0.90% to 1.60%	33.94%(a) to 35.21%		0.00%
Nasdaq-100® Index Subaccount
2014	11,353,564	$17.56 to $24.16	$107,852,366	0.65% to 1.80%	16.67% to 18.00%		1.08%
2013	10,406,649	$15.05 to $20.48	$84,228,284	0.65% to 1.80%	33.57% to 35.10%		0.82%
2012	9,862,743	$11.27 to $15.16	$59,867,223	0.65% to 1.80%	15.78% to 17.11%		0.69%
2011	9,233,811	$9.73 to $12.94	$47,742,528	0.65% to 1.80%	-2.66%(a) to 2.53%		0.37%
2010	9,372,217	$12.46 to $12.62	$47,101,155	0.65% to 1.70%	18.61% to 24.63%	(b)	0.35%
Bristol Subaccount
2014	10,529,304	$15.34 to $16.51	$217,820,645	0.65% to 1.80%	11.87% to 13.15%		0.38%
2013	11,783,687	$13.71 to $14.59	$216,883,359	0.65% to 1.80%	38.72% to 40.30%		0.47%
2012	14,661,303	$9.88 to $10.40	$193,707,193	0.65% to 1.80%	11.17% to 12.45%		0.57%
2011	15,411,491	$8.89 to $9.25	$182,751,925	0.65% to 1.80%	-11.10%(a) to -7.76%		0.48%
2010	13,234,534	$10.02 to $12.07	$172,026,137	0.65% to 1.70%	12.37% to 20.72%	(b)	0.63%
Bryton Growth Subaccount
2014	9,531,285	$13.85 to $17.02	$167,557,252	0.65% to 1.80%	4.29% to 5.49%		0.00%
2013	10,065,360	$13.28 to $16.14	$168,738,212	0.65% to 1.80%	38.24% to 39.82%		0.00%
2012	12,302,697	$9.61 to $11.54	$148,395,738	0.65% to 1.80%	9.31% to 10.57%		0.00%
2011	13,366,319	$8.79 to $10.44	$146,739,536	0.65% to 1.80%	-12.10%(a) to -9.87%		0.00%
2010	10,494,205	$11.58 to $12.97	$128,278,287	0.65% to 1.70%	23.24% to 29.75%	(b)	0.00%
U.S. Equity Subaccount (note 4)
2012	1,353,700	$10.47 to $11.03	$14,373,759	0.90% to 1.80%	12.58% to 13.59%		0.58%
2011	1,312,773	$9.71 to $11.92	$12,355,176	0.90% to 1.60%	-3.50% to -2.83%		0.00%
2010	1,384,399	$8.17 to $9.60	$13,446,687	0.90% to 1.50%	10.80% to 11.46%		0.75%
Balanced Subaccount
2014	46,526,004	$12.72 to $15.22	$803,897,457	0.65% to 1.80%	4.12% to 5.31%		1.46%
2013	14,149,173	$12.22 to $14.45	$230,430,723	0.65% to 1.80%	13.23% to 14.52%		1.24%
2012	4,741,069	$10.79 to $12.62	$68,652,265	0.65% to 1.80%	11.29% to 12.56%		0.00%
2011	1,165,187	$11.16 to $12.35	$15,790,492	0.90% to 1.70%	0.58% to 1.38%		1.98%
2010	983,488	$12.18 to $13.27	$13,214,377	0.90% to 1.50%	6.19% to 6.82%		2.11%
Income Opportunity Subaccount (note 4)
2012	658,913	$10.04 to $11.05	$7,456,049	0.90% to 1.80%	5.43% to 6.37%		0.00%
2011	830,079	$10.22 to $10.66	$8,903,853	0.65% to 1.70%	-2.73% to -1.72%		0.00%
2010	700,242	$10.60 to $10.86	$7,696,485	0.90% to 1.50%	5.57% to 6.19%		0.00%
Target VIP Subaccount
2014	3,668,362	$13.93 to $14.63	$52,498,500	0.65% to 1.80%	5.54% to 6.75%		1.60%
2013	3,746,231	$13.05 to $13.86	$50,424,303	0.65% to 1.80%	34.30% to 35.83%		0.82%
2012	2,059,046	$10.20 to $10.32	$20,446,805	0.90% to 1.80%	13.19% to 14.21%		1.36%
2011	2,279,372	$8.93 to $9.12	$19,869,154	0.90% to 1.80%	-8.83%(a) to -2.29%		0.96%
2010	2,370,283	$9.14 to $12.67	$21,181,558	0.90% to 1.60%	18.40% to 26.72%	(b)	1.34%
Target Equity/Income Subaccount (note 4)
2012	2,401,760	$8.19 to $11.80	$20,186,021	0.65% to 1.70%	9.21% to 10.36%		1.97%
2011	2,592,247	$7.42 to $10.80	$19,875,879	0.65% to 1.70%	-12.58% to -11.67%		1.54%
2010	2,809,041	$8.40 to $12.36	$24,374,819	0.65% to 1.70%	22.43% to 23.58%	(b)	1.31%
Bristol Growth Subaccount
2014	7,548,477	$15.02 to $15.91	$116,539,937	0.65% to 1.80%	10.03% to 11.29%		0.30%
2013	8,255,633	$13.65 to $14.30	$115,182,347	0.65% to 1.80%	36.17% to 37.72%		0.40%
2012	10,066,296	$10.03 to $10.38	$102,533,385	0.65% to 1.80%	9.22% to 10.47%		0.45%
2011	10,259,112	$9.18 to $9.40	$95,082,825	0.65% to 1.80%	-8.20%(a) to -2.41%		0.39%
2010	8,569,711	$9.63 to $12.10	$80,843,072	0.65% to 1.70%	12.07% to 20.96%	(b)	0.65%
Risk Managed Balanced Subaccount
2014	3,106,380	$10.70 to $10.78	$33,332,498	0.65% to 1.80%	7.02%(a) to 7.83%	(b)	0.00%
Dow Target 10 Portfolios:
First Quarter Subaccount
2010	225,669	$10.21 to $10.96	$2,349,927	0.90% to 1.50%	16.62% to 17.31%		0.00%
Second Quarter Subaccount
2010	214,801	$11.73 to $12.58	$2,597,454	0.90% to 1.50%	20.56% to 21.27%		0.00%

Third Quarter Subaccount
2010	219,905	$9.01 to $9.64	$2,032,028	0.90% to 1.50%	19.53% to 20.24%		0.00%
Fourth Quarter Subaccount
2010	223,965	$11.29 to $12.07	$2,571,983	0.90% to 1.50%	18.93% to 19.64%		0.00%
Dow Target 5 Portfolios:
First Quarter Subaccount
2010	73,634	$10.55 to $11.26	$764,385	0.90% to 1.50%	10.49% to 11.14%		0.00%
Second Quarter Subaccount
2010	62,237	$11.56 to $12.32	$700,161	0.90% to 1.50%	12.89% to 13.56%		0.00%
Third Quarter Subaccount
2010	82,341	$6.61 to $6.97	$545,562	0.90% to 1.40%	20.58% to 21.18%		0.00%
Fourth Quarter Subaccount
2010	73,309	$8.92 to $9.53	$658,810	0.90% to 1.50%	12.02% to 12.69%		0.00%
Fidelity® Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount
2014	33,884	$28.48	$964,948	1.30%	9.87%		0.18%
2013	39,769	$25.92	$1,030,825	1.30%	34.59%		0.28%
2012	47,032	$19.26	$905,792	1.30%	13.21%		0.58%
2011	52,871	$17.01	$899,424	1.30%	-1.08%		0.35%
2010	59,281	$17.20	$1,019,496	1.30%	22.58%		0.27%
VIP Equity-Income Subaccount
2014	31,125	$27.17	$845,602	1.30%	7.32%		2.74%
2013	36,104	$25.31	$913,931	1.30%	26.50%		2.57%
2012	36,319	$20.01	$726,760	1.30%	15.79%		3.11%
2011	40,570	$17.28	$701,092	1.30%	-0.32%		2.37%
2010	46,128	$17.34	$799,705	1.30%	13.67%		1.80%
VIP High Income Subaccount
2014	3,391	$17.63	$59,782	1.30%	-0.14%		5.17%
2013	4,115	$17.65	$72,642	1.30%	4.59%		5.79%
2012	4,547	$16.88	$76,753	1.30%	12.75%		5.58%
2011	5,753	$14.97	$86,119	1.30%	2.70%		5.93%
2010	7,554	$14.58	$110,109	1.30%	12.36%		6.60%
Janus Aspen Series - Institutional Shares:
Janus Subaccount
2014	294,795	$13.80 to $17.74	$5,123,173	0.90% to 1.50%	11.32% to 11.99%		0.37%
2013	324,749	$12.33 to $15.94	$5,068,049	0.90% to 1.50%	28.41% to 29.18%		0.78%
2012	386,487	$9.54 to $12.41	$4,676,563	0.90% to 1.50%	16.83% to 17.52%		0.54%
2011	459,757	$8.12 to $10.62	$4,716,283	0.90% to 1.50%	-6.70% to -6.14%		0.58%
2010	538,689	$8.65 to $11.39	$5,873,209	0.90% to 1.50%	12.83% to 13.50%		1.09%
Overseas Subaccount
2014	76,779	$22.82 to $25.19	$1,810,930	0.90% to 1.50%	-13.18% to -12.66%		3.02%
2013	81,591	$26.28 to $28.85	$2,210,519	0.90% to 1.50%	12.87% to 13.54%		3.15%
2012	96,301	$23.29 to $25.41	$2,310,671	0.90% to 1.50%	11.81% to 12.48%		0.70%
2011	120,060	$20.83 to $22.59	$2,573,406	0.90% to 1.50%	-33.17% to -32.77%		0.46%
2010	143,165	$31.17 to $33.60	$4,580,355	0.90% to 1.50%	23.46% to 24.19%		0.69%
Global Research Subaccount
2014	156,482	$12.67 to $14.90	$2,235,527	0.90% to 1.50%	5.86% to 6.49%		1.08%
2013	175,177	$11.90 to $14.08	$2,369,258	0.90% to 1.50%	26.53% to 27.28%		1.20%
2012	197,495	$9.35 to $11.13	$2,124,464	0.90% to 1.50%	18.31% to 19.01%		0.87%
2011	230,725	$7.86 to $9.40	$2,081,116	0.90% to 1.50%	-15.01% to -14.51%		0.55%
2010	294,508	$9.19 to $11.07	$3,131,540	0.90% to 1.50%	14.12% to 14.80%		0.60%
Balanced Subaccount
2014	260,055	$23.76 to $28.60	$7,041,793	0.90% to 1.50%	6.90% to 7.54%		1.73%
2013	309,864	$22.09 to $26.75	$7,858,359	0.90% to 1.50%	18.38% to 19.08%		1.51%
2012	353,761	$18.55 to $22.60	$7,553,618	0.90% to 1.50%	11.93% to 12.60%		2.77%
2011	431,259	$16.48 to $20.19	$8,252,548	0.90% to 1.50%	0.14% to 0.73%		2.40%
2010	484,760	$16.36 to $20.16	$9,228,479	0.90% to 1.50%	6.78% to 7.42%		2.72%
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount (note 4)
2013	979,292	$13.88 to $17.09	$23,237,643	0.65% to 1.70%	29.96% to 31.31%		1.57%
2012	802,679	$10.57 to $13.15	$14,707,049	0.65% to 1.70%	13.05% to 14.23%		1.64%
2011	880,414	$9.25 to $11.63	$14,299,477	0.65% to 1.70%	-7.76% to -6.80%		1.35%
2010	886,934	$9.93 to $12.62	$15,850,795	0.65% to 1.60%	15.85% to 26.17%	(b)	1.75%
ClearBridge Variable Equity Income Subaccount
2014	1,411,374	$15.56 to $16.16	$28,070,837	0.65% to 1.80%	11.60% to 12.88%		2.39%
2013	1,264,628	$13.94 to $14.31	$22,429,152	0.65% to 1.80%	23.71% to 25.13%		1.90%
2012	1,057,508	$11.27 to $15.07	$15,046,554	0.90% to 1.80%	12.18% to 13.18%		3.56%
2011	545,937	$10.05 to $13.31	$6,889,231	0.90% to 1.80%	0.46%(a) to 6.94%		3.73%
2010	405,445	$11.55 to $12.45	$4,778,537	0.90% to 1.50%	10.60% to 11.26%		4.32%
ClearBridge Variable Large Cap Value Subaccount
2014	3,102,723	$15.64 to $16.35	$71,970,290	0.65% to 1.80%	9.73% to 10.99%		3.10%
2013	1,365,218	$14.26 to $14.73	$28,728,497	0.65% to 1.80%	30.03% to 31.51%		1.91%
2012	1,078,467	$11.20 to $13.91	$17,613,877	0.65% to 1.70%	14.55% to 15.75%		2.69%
2011	861,852	$9.68 to $12.15	$12,342,686	0.65% to 1.70%	3.20% to 4.28%		2.35%
2010	798,771	$9.28 to $11.78	$11,122,994	0.65% to 1.60%	8.76% to 17.76%	(b)	3.04%

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
2014	108,348,814	$13.08 to $13.53	$1,435,535,845	0.65% to 1.80%	4.80% to 6.00%		1.77%
2013	76,562,488	$12.48 to $12.76	$964,110,548	0.65% to 1.80%	16.28% to 17.61%		1.85%
2012	18,248,720	$10.73 to $10.85	$196,712,947	0.65% to 1.80%	7.31%(a) to 8.53%	(b)	3.10%
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
2014	133,698	$26.43 to $27.46	$3,745,487	0.90% to 1.50%	8.79% to 9.44%		0.06%
2013	161,536	$24.16 to $25.24	$4,165,354	0.90% to 1.50%	28.75% to 29.51%		0.20%
2012	183,791	$18.65 to $19.60	$3,670,612	0.90% to 1.50%	13.81% to 14.49%		0.09%
2011	238,031	$16.29 to $17.22	$4,158,025	0.90% to 1.50%	-6.91% to -6.36%		0.14%
2010	276,192	$17.40 to $18.50	$5,181,416	0.90% to 1.50%	21.93% to 22.65%		0.76%
Small Cap Value Subaccount
2014	17,667	$17.98 to $19.53	$319,992	0.90% to 1.40%	3.01% to 3.53%		0.35%
2013	18,077	$17.46 to $18.86	$318,128	0.90% to 1.40%	13.17% to 13.73%		0.71%
2012	19,044	$15.42 to $16.59	$296,015	0.90% to 1.40%	12.41% to 12.97%		0.87%
2011	19,928	$13.54 to $14.68	$275,366	0.90% to 1.50%	-8.63% to -8.09%		0.67%
2010	24,322	$14.82 to $18.11	$367,407	0.90% to 1.50%	15.52% to 16.21%		1.28%
Discovery Subaccount
2014	148,016	$18.46 to $28.16	$4,097,909	0.90% to 1.50%	-1.13% to -0.54%		0.00%
2013	178,552	$18.56 to $28.48	$5,004,786	0.90% to 1.50%	41.68% to 42.52%		0.01%
2012	213,894	$13.02 to $20.10	$4,235,879	0.90% to 1.50%	15.99% to 16.68%		0.00%
2011	265,007	$11.16 to $17.33	$4,508,716	0.90% to 1.50%	-1.06% to -0.47%		0.00%
2010	345,787	$11.21 to $17.52	$5,931,622	0.90% to 1.50%	33.54% to 34.33%		0.00%
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2014	67,487	$17.51 to $19.01	$1,185,746	0.90% to 1.40%	6.37% to 6.89%		3.09%
2013	72,157	$16.21 to $17.79	$1,191,729	0.90% to 1.50%	-1.79% to -1.21%		3.72%
2012	84,029	$16.50 to $18.00	$1,410,677	0.90% to 1.50%	7.81% to 8.46%		4.65%
2011	91,474	$15.31 to $16.60	$1,428,574	0.90% to 1.50%	4.09% to 4.71%		3.76%
2010	99,664	$14.70 to $15.85	$1,491,833	0.90% to 1.50%	5.56% to 6.19%		6.66%
U.S. Real Estate Subaccount
2014	66,343	$41.32 to $52.86	$2,995,259	0.90% to 1.50%	27.81% to 28.56%		1.42%
2013	82,171	$32.33 to $41.12	$2,882,944	0.90% to 1.50%	0.55% to 1.14%		1.10%
2012	100,116	$32.16 to $40.65	$3,473,849	0.90% to 1.50%	14.12% to 14.80%		0.83%
2011	112,386	$28.18 to $35.41	$3,428,058	0.90% to 1.50%	4.36% to 4.98%		0.80%
2010	149,488	$27.00 to $33.73	$4,313,270	0.90% to 1.50%	28.04% to 28.80%		2.34%
Emerging Markets Debt Subaccount
2010	345	$22.33	$7,693	1.40%	8.23%		4.09%
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
2014	13,193,221	$14.42 to $15.43	$209,772,664	0.65% to 1.50%	11.27% to 12.21%		1.24%
2013	17,187,094	$12.86 to $13.87	$245,234,932	0.65% to 1.50%	31.26% to 32.37%		1.13%
2012	21,840,899	$9.71 to $10.57	$236,919,644	0.65% to 1.50%	17.36% to 18.36%		1.21%
2011	32,797,068	$8.21 to $9.00	$302,571,798	0.65% to 1.50%	-8.42% to -7.65%		1.22%
2010	35,146,033	$8.89 to $9.83	$353,492,979	0.65% to 1.50%	9.55% to 10.48%		0.84%
U.S. Equity Insights Subaccount
2014	1,798,093	$15.85 to $17.90	$33,232,432	0.65% to 1.50%	14.65% to 15.61%		1.44%
2013	1,923,913	$13.71 to $15.62	$30,935,971	0.65% to 1.50%	35.49% to 36.63%		1.12%
2012	2,283,315	$11.53 to $12.57	$27,050,415	0.90% to 1.50%	12.76% to 13.43%		1.74%
2011	2,666,929	$9.62 to $10.22	$27,960,509	0.90% to 1.50%	2.51% to 3.12%		1.66%
2010	3,101,134	$9.33 to $9.97	$31,646,871	0.90% to 1.50%	11.18% to 11.84%		1.46%
Strategic Growth Subaccount
2014	519,477	$16.19 to $18.56	$9,819,307	0.90% to 1.50%	11.96% to 12.63%		0.36%
2013	575,071	$14.38 to $16.58	$9,704,565	0.90% to 1.50%	30.46% to 31.24%		0.37%
2012	736,135	$10.96 to $12.70	$9,520,858	0.90% to 1.50%	18.11% to 18.81%		0.66%
2011	850,293	$9.22 to $10.76	$9,298,366	0.90% to 1.50%	-4.05% to -3.48%		0.43%
2010	994,729	$9.55 to $11.21	$11,317,219	0.90% to 1.50%	9.10% to 9.75%		0.41%
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
2014	14,424,318	$8.91 to $13.92	$397,545,836	0.65% to 1.80%	-6.32% to -5.25%		1.64%
2013	14,124,735	$9.51 to $14.70	$418,682,765	0.65% to 1.80%	-2.99% to -1.88%		1.56%
2012	11,462,820	$9.80 to $14.98	$356,033,259	0.65% to 1.80%	19.88% to 21.26%		1.62%
2011	11,785,392	$8.18 to $12.35	$308,925,592	0.65% to 1.80%	-18.53% to -18.22%	(b)	2.01%
2010	10,140,440	$12.46 to $15.16	$347,415,232	0.65% to 1.70%	21.90% to 24.57%	(b)	1.30%
U.S. Small-Mid Cap Equity Subaccount
2014	1,501,527	$13.38 to $16.77	$41,795,095	0.65% to 1.80%	9.06% to 10.31%		0.00%
2013	1,504,531	$12.27 to $15.20	$38,334,827	0.65% to 1.80%	32.88% to 34.39%		0.00%
2012	1,587,883	$9.23 to $11.31	$30,418,370	0.65% to 1.80%	8.27% to 9.51%		0.00%
2011	9,304,222	$8.53 to $10.33	$160,516,286	0.65% to 1.80%	-14.73%(a) to -9.66%		0.00%
2010	6,131,757	$11.43 to $12.49	$122,506,532	0.65% to 1.70%	22.92% to 24.86%	(b)	0.29%
U.S. Strategic Equity Subaccount
2014	348,761	$15.21 to $17.41	$6,061,277	0.90% to 1.80%	12.68% to 13.69%		0.69%
2013	348,304	$13.49 to $15.32	$5,332,672	0.90% to 1.80%	25.80% to 26.92%		1.00%
2012	305,192	$10.73 to $12.07	$3,692,768	0.90% to 1.80%	11.98% to 12.99%		1.16%
2011	302,189	$9.50 to $12.23	$3,248,379	0.65% to 1.60%	0.35% to 1.30%		1.03%
2010	298,629	$10.57 to $12.19	$3,183,431	0.90% to 1.60%	11.84% to 21.92%	(b)	0.73%

International Equity Subaccount
2014	43,149,774	$11.52 to $11.74	$628,558,200	0.65% to 1.80%	-5.90% to -4.82%		1.57%
2013	40,848,951	$12.25 to $12.33	$629,235,285	0.65% to 1.80%	18.63% to 19.98%		1.33%
2012	42,312,660	$10.28 to $10.32	$547,210,514	0.65% to 1.80%	18.96% to 20.32%		1.70%
2011	44,076,228	$8.54 to $8.68	$478,106,442	0.65% to 1.80%	-13.21%(a) to -7.87%		2.11%
2010	36,678,287	$9.27 to $12.05	$434,888,063	0.65% to 1.70%	6.03% to 20.51%	(b)	1.50%
Global Dynamic Multi Asset Subaccount
2014	11,952,888	$12.37 to $12.75	$149,554,206	0.65% to 1.80%	0.88% to 2.04%		0.68%
2013	7,207,454	$12.26 to $12.50	$89,039,330	0.65% to 1.80%	17.38% to 18.72%		0.46%
2012	2,583,174	$10.45 to $10.53	$27,070,210	0.65% to 1.80%	4.49%(a) to 5.29%	(b)	0.11%
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
2014	6,539,291	$12.96 to $16.34	$135,225,380	0.65% to 1.80%	4.82% to 6.01%		0.00%
2013	7,500,531	$12.37 to $15.41	$147,390,901	0.65% to 1.80%	27.07% to 28.52%		0.00%
2012	8,402,588	$9.73 to $11.99	$129,300,993	0.65% to 1.80%	8.65% to 9.90%		0.00%
2011	25,200,510	$8.96 to $10.91	$352,605,070	0.65% to 1.80%	-10.41%(a) to -5.12%		0.00%
2010	29,042,935	$11.50 to $12.21	$436,199,017	0.65% to 1.70%	6.67% to 22.12%	(b)	0.00%
Jennison Subaccount
2014	1,757,649	$15.43 to $18.82	$23,676,591	0.65% to 1.80%	7.64% to 8.87%		0.00%
2013	1,525,592	$14.33 to $17.29	$19,046,015	0.65% to 1.80%	34.69% to 36.22%		0.00%
2012	1,646,876	$10.64 to $12.69	$15,205,509	0.65% to 1.80%	13.67% to 14.98%		0.00%
2011	1,945,799	$11.04 to $12.02	$14,888,983	0.65% to 1.70%	-1.75% to -0.73%		0.00%
2010	1,809,973	$11.12 to $12.24	$13,983,292	0.65% to 1.60%	10.73% to 22.45%	(b)	0.02%
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
2014	16,518,300	$13.54 to $18.12	$525,306,447	0.65% to 1.80%	4.16% to 5.35%		0.02%
2013	17,379,809	$13.00 to $17.20	$531,159,993	0.65% to 1.80%	33.47% to 34.99%		0.28%
2012	19,026,790	$9.74 to $12.74	$433,762,386	0.65% to 1.80%	12.53% to 13.82%		0.39%
2011	19,927,425	$8.66 to $11.19	$405,946,842	0.65% to 1.80%	-13.42%(a) to -11.43%		0.03%
2010	12,155,036	$12.47 to $12.64	$291,946,014	0.65% to 1.70%	24.71%(a) to 27.74%		0.13%
VIP Contrafund® Subaccount
2014	24,545,451	$14.76 to $17.25	$501,655,975	0.65% to 1.80%	9.68% to 10.93%		0.75%
2013	25,520,815	$13.45 to $15.55	$473,252,731	0.65% to 1.80%	28.64% to 30.11%		0.85%
2012	26,210,018	$10.46 to $11.96	$376,051,646	0.65% to 1.80%	14.08% to 15.39%		1.10%
2011	28,771,737	$9.17 to $10.36	$360,788,284	0.65% to 1.80%	-8.32%(a) to -3.41%		0.79%
2010	29,401,005	$10.73 to $12.32	$384,776,381	0.65% to 1.70%	16.17% to 23.22%	(b)	1.05%
VIP Growth Subaccount
2014	5,983,880	$17.55 to $20.70	$70,217,704	0.65% to 1.70%	9.16% to 10.30%		0.00%
2013	4,720,852	$15.91 to $18.96	$50,147,400	0.65% to 1.70%	33.73% to 35.12%		0.05%
2012	4,392,188	$11.78 to $14.18	$34,606,292	0.65% to 1.70%	12.48% to 13.66%		0.36%
2011	4,627,132	$10.36 to $12.61	$31,874,855	0.65% to 1.70%	-1.70% to -0.68%		0.13%
2010	4,421,625	$10.43 to $12.83	$30,630,083	0.65% to 1.60%	23.06% to 28.32%	(b)	0.03%
VIP Equity-Income Subaccount
2014	9,536,755	$14.03 to $14.42	$176,100,431	0.65% to 1.80%	6.56% to 7.78%		2.68%
2013	9,655,405	$13.02 to $13.53	$166,689,756	0.65% to 1.80%	25.57% to 27.00%		2.37%
2012	9,581,287	$10.25 to $10.78	$130,679,698	0.65% to 1.80%	14.97% to 16.29%		2.91%
2011	10,207,059	$8.81 to $12.04	$120,823,827	0.65% to 1.70%	-1.02% to 0.01%		2.26%
2010	10,860,116	$8.81 to $12.17	$129,281,598	0.65% to 1.60%	14.18% to 21.71%	(b)	1.67%
VIP Real Estate Subaccount
2014	10,902,697	$14.17 to $15.36	$163,194,936	0.65% to 1.80%	27.51% to 28.96%		1.60%
2013	12,455,049	$11.11 to $11.91	$145,423,781	0.65% to 1.80%	-0.19% to 0.96%		1.67%
2012	11,400,390	$11.13 to $11.79	$132,533,355	0.65% to 1.80%	16.20% to 17.53%		1.31%
2011	11,710,571	$9.58 to $10.04	$116,606,168	0.65% to 1.80%	-4.20%(a) to 7.09%		1.00%
2010	10,136,960	$9.37 to $12.05	$93,664,032	0.65% to 1.70%	20.55%(a) to 29.25%		2.11%
VIP Target Volatility Subaccount
2014	10,220,588	$11.74 to $11.99	$120,985,847	0.65% to 1.80%	3.87% to 5.06%		1.36%
2013	4,859,488	$11.30 to $11.41	$55,152,314	0.65% to 1.80%	13.03%(a) to 14.14%	(b)	2.07%
Janus Aspen Series - Service Shares:
Janus Subaccount
2014	2,455,344	$17.27 to $18.13	$25,771,683	0.65% to 1.70%	10.85% to 12.01%		0.22%
2013	2,574,074	$15.42 to $16.35	$24,252,652	0.65% to 1.70%	27.82% to 29.15%		0.66%
2012	2,899,713	$7.60 to $12.79	$21,269,893	0.90% to 1.70%	16.30% to 17.22%		0.43%
2011	3,437,819	$6.48 to $11.02	$21,431,495	0.90% to 1.60%	-7.02% to -6.38%		0.44%
2010	3,983,756	$6.50 to $6.93	$26,388,380	0.90% to 1.50%	12.57% to 13.24%		0.37%
Global Research Subaccount
2014	3,529,143	$13.00 to $13.62	$30,119,322	0.65% to 1.80%	5.29% to 6.49%		0.96%
2013	3,356,042	$12.35 to $12.79	$27,009,192	0.65% to 1.80%	25.81% to 27.25%		1.13%
2012	3,716,761	$9.81 to $10.05	$23,494,076	0.65% to 1.80%	17.73% to 19.08%		0.81%
2011	3,281,146	$8.44 to $10.16	$17,552,262	0.65% to 1.70%	-15.42% to -14.54%		0.49%
2010	3,316,104	$9.88 to $12.02	$20,808,627	0.65% to 1.60%	14.77% to 20.24%	(b)	0.49%
Balanced Subaccount
2014	8,513,428	$13.26 to $18.13	$166,471,344	0.65% to 1.80%	6.32% to 7.54%		1.51%
2013	8,896,851	$12.48 to $16.86	$162,936,422	0.65% to 1.80%	17.68% to 19.03%		1.35%
2012	8,212,829	$12.27 to $14.16	$127,385,355	0.65% to 1.70%	11.47% to 12.64%		2.54%
2011	8,816,894	$11.01 to $12.57	$122,272,745	0.65% to 1.70%	-0.34% to 0.70%		2.21%
2010	8,127,206	$11.05 to $12.49	$113,189,957	0.65% to 1.60%	7.42% to 10.49%	(b)	2.66%

Overseas Subaccount
2014	18,092,398	$7.68 to $10.88	$218,388,848	0.65% to 1.80%	-13.66% to -12.67%		2.97%
2013	18,694,141	$8.90 to $12.46	$260,368,310	0.65% to 1.80%	12.26% to 13.54%		3.08%
2012	20,740,818	$7.93 to $10.98	$256,386,523	0.65% to 1.80%	11.17% to 12.45%		0.61%
2011	22,152,234	$7.13 to $9.76	$245,442,169	0.65% to 1.80%	-32.77% to -28.71%	(b)	0.38%
2010	21,396,533	$12.59 to $14.52	$357,539,519	0.65% to 1.70%	24.21% to 25.94%	(b)	0.55%
INTECH U.S. Low Volatility Subaccount
2014	30,425,861	$14.01 to $14.37	$430,198,991	0.65% to 1.80%	15.62% to 16.94%		0.90%
2013	15,311,032	$12.12 to $12.29	$186,545,269	0.65% to 1.80%	22.63% to 24.03%		1.57%
2012	1,308,590	$9.88 to $9.90	$12,944,511	0.90% to 1.80%	-1.19%(a) to -0.97%	(b)	2.32%
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
2014	1,515,092	$15.64 to $17.66	$34,457,010	0.65% to 1.80%	7.66% to 8.89%		0.14%
2013	1,567,349	$14.53 to $16.22	$32,992,746	0.65% to 1.80%	39.78% to 41.38%		0.49%
2012	1,104,660	$10.40 to $11.47	$16,655,397	0.65% to 1.80%	17.60% to 18.95%		0.20%
2011	988,723	$11.74 to $13.44	$12,626,793	0.90% to 1.70%	-6.36% to -5.62%		0.13%
2010	1,170,526	$13.21 to $16.62	$15,861,564	0.90% to 1.50%	25.25% to 25.99%		0.00%
Mid Cap Value Subaccount
2014	6,658,809	$16.45 to $19.74	$242,950,261	0.65% to 1.80%	13.07% to 14.36%		0.78%
2013	6,650,577	$14.55 to $17.26	$214,919,369	0.65% to 1.80%	29.96% to 31.45%		1.00%
2012	6,286,681	$11.20 to $13.13	$156,806,708	0.65% to 1.80%	18.24% to 19.60%		1.06%
2011	6,522,350	$12.23 to $22.11	$137,851,622	0.90% to 1.70%	0.46% to 1.25%		1.31%
2010	6,903,588	$12.17 to $21.84	$145,170,835	0.90% to 1.70%	21.70%(a) to 22.35%		1.18%
AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Growth & Income Subaccount
2014	6,726	$17.54	$117,944	1.40%	7.78%		1.10%
2013	7,295	$16.27	$118,684	1.40%	32.73%		1.11%
2012	9,174	$12.26	$112,455	1.40%	15.62%		1.39%
2011	10,558	$10.60	$111,933	1.40%	4.61%		1.17%
2010	13,562	$10.13	$137,445	1.40%	11.24%		0.00%
Small Cap Growth Subaccount
2014	1,662	$26.13	$43,431	1.40%	-3.43%		0.00%
2013	1,663	$27.06	$44,993	1.40%	43.33%		0.00%
2012	1,664	$18.88	$31,410	1.40%	13.14%		0.00%
2011	1,665	$16.69	$27,781	1.40%	2.77%		0.00%
2010	1,666	$16.24	$27,051	1.40%	34.71%		0.00%
Dynamic Asset Allocation Subaccount
2014	22,847,379	$11.57 to $12.04	$268,521,998	0.65% to 1.80%	2.36% to 3.53%		0.38%
2013	20,684,911	$11.30 to $11.63	$236,444,404	0.65% to 1.80%	9.95% to 11.21%		0.27%
2012	15,348,282	$10.28 to $10.46	$158,868,626	0.65% to 1.80%	6.09% to 7.30%		0.16%
2011	915,449	$9.69 to $9.75	$8,899,428	0.65% to 1.70%	-3.07%(a) to -2.54%	(b)	0.00%
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
2014	1,247,046	$12.10 to $19.27	$26,840,062	0.65% to 1.80%	-9.13% to -8.09%		0.00%
2013	1,655,891	$13.32 to $20.97	$38,999,116	0.65% to 1.80%	38.72% to 40.31%		0.00%
2012	1,188,767	$13.75 to $17.79	$20,124,683	0.90% to 1.70%	18.87% to 19.81%		0.00%
2011	1,003,860	$11.57 to $12.44	$14,276,055	0.65% to 1.70%	-11.99% to -11.07%		0.00%
2010	995,905	$15.85 to $16.74	$16,068,933	0.90% to 1.50%	33.93% to 34.73%		0.00%
Investors Growth Stock Subaccount
2014	1,108,343	$18.11 to $19.09	$20,111,980	0.65% to 1.70%	9.26% to 10.40%		0.28%
2013	891,268	$16.40 to $17.47	$14,842,517	0.65% to 1.70%	27.88% to 29.21%		0.47%
2012	730,606	$12.70 to $13.70	$9,414,940	0.65% to 1.60%	14.84% to 15.93%		0.22%
2011	720,888	$10.95 to $11.91	$8,046,603	0.65% to 1.70%	-1.30% to -0.28%		0.26%
2010	677,749	$11.66 to $12.07	$7,619,176	0.90% to 1.60%	11.15% to 20.75%	(b)	0.29%
Mid Cap Growth Subaccount
2014	2,509,638	$14.57 to $15.70	$34,918,734	0.65% to 1.80%	6.64% to 7.86%		0.00%
2013	2,553,868	$13.66 to $14.56	$33,136,594	0.65% to 1.80%	34.79% to 36.33%		0.00%
2012	2,496,410	$10.13 to $10.68	$23,961,459	0.65% to 1.80%	14.35% to 15.67%		0.00%
2011	2,582,109	$8.86 to $9.23	$21,470,723	0.65% to 1.80%	-11.38%(a) to -6.77%		0.00%
2010	2,646,417	$8.73 to $9.90	$23,577,965	0.65% to 1.50%	27.30% to 28.37%		0.00%
Total Return Subaccount
2014	3,707,695	$14.76 to $15.04	$67,213,017	0.65% to 1.70%	6.43% to 7.54%		1.71%
2013	3,816,639	$13.72 to $14.13	$64,816,084	0.65% to 1.70%	16.75% to 17.97%		1.70%
2012	3,871,094	$11.63 to $12.11	$56,152,962	0.65% to 1.70%	9.07% to 10.21%		2.52%
2011	4,251,590	$10.55 to $11.10	$56,377,229	0.65% to 1.70%	-0.11% to 0.93%		2.36%
2010	4,588,367	$10.46 to $11.11	$60,833,173	0.65% to 1.70%	8.92% to 11.12%	(b)	2.61%
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
2014	34,903,208	$10.15 to $14.04	$558,544,213	0.65% to 1.80%	1.27% to 2.43%		1.41%
2013	38,489,878	$10.03 to $13.71	$607,318,836	0.65% to 1.80%	-10.82% to -9.80%		1.69%
2012	38,629,749	$11.24 to $15.20	$683,959,128	0.65% to 1.80%	6.82% to 8.05%		1.08%
2011	35,912,020	$10.53 to $14.07	$594,513,102	0.65% to 1.80%	5.25%(a) to 10.95%		2.11%
2010	34,133,472	$10.14 to $12.68	$523,839,472	0.65% to 1.70%	1.45%(a) to 7.41%		1.42%

Total Return Subaccount
2014	84,642,096	$10.56 to $15.51	$1,391,996,208	0.65% to 1.80%	2.44% to 3.61%		2.16%
2013	96,360,195	$10.31 to $14.97	$1,543,516,870	0.65% to 1.80%	-3.69% to -2.59%		2.19%
2012	103,634,238	$10.70 to $15.37	$1,720,843,101	0.65% to 1.80%	7.65% to 8.88%		2.58%
2011	101,713,202	$9.94 to $14.11	$1,566,626,975	0.65% to 1.80%	-0.58%(a) to 2.95%		2.63%
2010	93,230,133	$10.17 to $13.71	$1,434,640,762	0.65% to 1.70%	1.72%(a) to 7.41%		2.43%
Global Bond Subaccount
2014	6,589,737	$9.61 to $14.55	$111,372,238	0.65% to 1.80%	0.46% to 1.61%		2.46%
2013	7,529,635	$9.56 to $14.32	$126,752,339	0.65% to 1.80%	-10.09% to -9.07%		1.13%
2012	14,433,702	$10.63 to $15.75	$264,971,160	0.65% to 1.80%	5.04% to 6.25%		1.63%
2011	13,695,598	$10.12 to $14.83	$239,350,566	0.65% to 1.80%	1.24%(a) to 6.88%		2.56%
2010	12,463,732	$10.83 to $13.87	$209,234,170	0.65% to 1.70%	8.26%(a) to 10.94%		2.71%
CommodityRealReturn® Strategy Subaccount
2014	4,580,327	$5.97 to $7.19	$31,885,414	0.65% to 1.80%	-19.87% to -18.95%		0.35%
2013	17,939,537	$7.45 to $8.87	$155,969,548	0.65% to 1.80%	-16.21% to -15.25%		1.69%
2012	17,567,739	$8.90 to $10.47	$181,267,506	0.65% to 1.80%	3.52% to 4.71%		2.77%
2011	16,084,690	$8.59 to $10.00	$159,411,719	0.65% to 1.80%	-14.06%(a) to -8.15%		13.97%
2010	11,799,398	$10.89 to $13.28	$126,952,301	0.65% to 1.70%	23.72% to 32.84%	(b)	15.77%
Global Diversified Allocation Subaccount
2014	33,131,844	$11.37 to $11.72	$381,134,934	0.65% to 1.80%	4.00% to 5.18%		4.33%
2013	24,990,558	$10.93 to $11.14	$275,289,332	0.65% to 1.80%	9.41% to 10.66%		4.80%
2012	8,838,922	$9.99 to $10.07	$88,606,797	0.65% to 1.80%	-0.07%(a) to 0.69%	(b)	5.80%
Short-Term Subaccount
2014	3,147,704	$9.87 to $10.01	$31,260,489	0.65% to 1.80%	-1.07% to 0.06%		0.72%
2013	657,914	$9.98 to $10.00	$6,572,259	0.90% to 1.70%	-0.16%(a) to -0.03%	(b)	0.75%
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount
2014	11,379	$13.11 to $13.90	$155,332	0.90% to 1.40%	9.52%(a) to 9.88%	(b)	2.08%
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount (note 4)
2013	16,132	$12.09 to $12.75	$202,979	0.90% to 1.40%	29.24% to 29.88%		0.08%
2012	19,373	$9.35 to $9.82	$188,058	0.90% to 1.40%	14.34% to 14.91%		0.09%
2011	26,838	$8.18 to $8.54	$227,653	0.90% to 1.40%	-2.70% to -2.22%		0.00%
2010	29,665	$8.41 to $8.74	$258,084	0.90% to 1.40%	15.65% to 16.22%		0.05%
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
2014	1,856,203	$13.62 to $16.30	$38,851,904	0.65% to 1.80%	5.92% to 7.13%		1.59%
2013	2,133,447	$12.86 to $15.22	$42,034,869	0.65% to 1.80%	18.69% to 20.05%		1.69%
2012	2,669,677	$10.83 to $12.67	$44,034,734	0.65% to 1.80%	8.18% to 9.42%		3.25%
2011	1,973,367	$11.58 to $12.97	$30,103,119	0.65% to 1.70%	6.93% to 8.04%		1.40%
2010	1,536,716	$12.13 to $14.75	$21,973,886	0.90% to 1.70%	14.02% to 21.29%	(b)	1.82%
Royce Capital Fund - Investment Class:
Small-Cap Subaccount
2014	13,392,912	$13.59 to $17.59	$414,123,783	0.65% to 1.80%	1.41% to 2.57%		0.11%
2013	17,294,253	$13.40 to $17.15	$524,816,230	0.65% to 1.80%	32.37% to 33.88%		1.08%
2012	19,225,013	$10.12 to $12.81	$440,213,848	0.65% to 1.80%	10.50% to 11.77%		0.13%
2011	14,680,119	$9.16 to $11.46	$309,011,691	0.65% to 1.80%	-8.40%(a) to -3.91%		0.37%
2010	12,223,754	$11.89 to $11.93	$279,977,830	0.65% to 1.70%	18.95%(a) to 19.74%		0.13%
Micro-Cap Subaccount
2014	4,425,876	$10.08 to $13.58	$110,598,444	0.65% to 1.80%	-5.28% to -4.20%		0.00%
2013	4,759,078	$10.64 to $14.17	$125,648,598	0.65% to 1.80%	18.85% to 20.20%		0.51%
2012	5,257,168	$8.95 to $11.79	$117,008,097	0.65% to 1.80%	5.69% to 6.91%		0.00%
2011	5,817,404	$8.47 to $11.03	$122,485,493	0.65% to 1.80%	-15.30%(a) to -12.67%		2.39%
2010	5,728,780	$12.63 to $13.04	$141,166,720	0.65% to 1.70%	29.12% to 30.36%	(b)	2.01%
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2014	5,341,388	$11.08 to $12.91	$79,396,667	0.65% to 1.80%	5.66% to 6.87%		2.67%
2013	2,826,162	$10.49 to $12.08	$39,543,887	0.65% to 1.80%	-2.34% to -1.22%		3.13%
2012	2,181,896	$10.74 to $12.23	$31,191,733	0.65% to 1.80%	7.25% to 8.48%		4.30%
2011	2,024,699	$10.01 to $11.28	$26,958,193	0.65% to 1.80%	0.11%(a) to 4.72%		3.47%
2010	1,790,005	$10.14 to $10.77	$23,162,057	0.65% to 1.70%	1.38%(a) to 6.17%		5.16%
U.S. Real Estate Subaccount
2014	3,583,087	$13.76 to $13.98	$114,565,195	0.65% to 1.80%	27.14% to 28.59%		1.23%
2013	3,894,798	$10.82 to $10.87	$98,327,773	0.65% to 1.80%	-0.05% to 1.09%		0.84%
2012	3,865,381	$10.75 to $10.83	$97,290,395	0.65% to 1.80%	13.57% to 14.87%		0.58%
2011	4,253,299	$9.36 to $12.43	$94,226,019	0.65% to 1.70%	3.90% to 4.98%		0.54%
2010	4,734,817	$8.91 to $11.97	$100,936,783	0.65% to 1.60%	19.71%(a) to 28.69%		2.67%
Growth Subaccount
2014	1,674,323	$20.70 to $21.05	$33,439,248	0.65% to 1.70%	4.32% to 5.40%		0.00%
2013	1,295,226	$19.85 to $19.97	$24,688,322	0.65% to 1.70%	45.26% to 46.77%		0.21%
2012	1,459,293	$13.61 to $13.66	$19,084,903	0.65% to 1.70%	12.14% to 13.31%		0.00%
2011	1,544,978	$12.01 to $12.18	$17,978,893	0.65% to 1.70%	-4.66% to -3.67%		0.00%
2010	1,009,282	$12.02 to $12.47	$12,246,417	0.65% to 1.50%	20.80% to 21.82%		0.00%

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Van Kampen V.I. Value Series I Subaccount (note 4)
2010	2,598	$13.24 to $14.10	$36,259	0.90% to 1.40%	16.33%(a) to 16.67%	(b)	0.00%
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount (note 4)
2010	2,172,773	$8.95 to $9.23	$19,619,655	0.65% to 1.50%	23.70%(a) to 24.32%	(b)	0.00%
Invesco V.I. Comstock Series I Subaccount
2014	2,046	$21.87 to $23.75	$48,594	0.90% to 1.40%	7.88% to 8.41%		1.35%
2013	2,049	$20.27 to $21.91	$44,889	0.90% to 1.40%	34.10% to 34.76%		1.69%
2012	2,053	$15.12 to $16.26	$33,363	0.90% to 1.40%	17.58% to 18.16%		1.77%
2011	2,057	$12.86 to $13.76	$28,291	0.90% to 1.40%	-11.14% to -10.84%		0.00%
Invesco V.I. International Growth Series II Subaccount
2014	3,006,739	$11.46 to $14.48	$33,378,928	0.65% to 1.70%	-1.58% to -0.56%		1.46%
2013	2,518,237	$11.46 to $11.53	$28,107,409	0.65% to 1.80%	16.62% to 17.95%		1.14%
2012	2,087,453	$9.77 to $12.60	$19,818,054	0.65% to 1.70%	13.32% to 14.51%		1.25%
2011	2,061,606	$8.53 to $11.12	$17,157,884	0.65% to 1.70%	-15.98% to -15.39%		0.00%
Invesco V.I. Balanced-Risk Allocation Series II Subaccount
2014	36,089,969	$11.17 to $11.55	$408,327,163	0.65% to 1.80%	3.84% to 5.03%		0.00%
2013	72,296,974	$10.75 to $11.00	$784,723,259	0.65% to 1.80%	-0.37% to 0.76%		1.64%
2012	73,410,013	$10.79 to $10.92	$796,163,005	0.65% to 1.80%	7.94%(a) to 9.17%	(b)	1.46%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income VIP Subaccount
2014	7,618,970	$15.02 to $16.42	$127,059,551	0.65% to 1.50%	3.07% to 3.94%		4.91%
2013	8,260,533	$14.45 to $15.93	$133,490,626	0.65% to 1.50%	12.26% to 13.21%		6.43%
2012	8,677,064	$12.76 to $14.19	$124,619,089	0.65% to 1.50%	10.98% to 11.92%		6.51%
2011	9,670,727	$11.40 to $12.79	$124,908,382	0.65% to 1.50%	0.87% to 1.72%		5.76%
2010	10,661,300	$11.21 to $12.68	$136,259,151	0.65% to 1.50%	11.01% to 11.94%		6.62%
Franklin Flex Cap Growth VIP Subaccount
2014	1,087,105	$17.75 to $18.80	$19,582,646	0.90% to 1.50%	4.54% to 5.16%		0.00%
2013	5,043,483	$16.01 to $16.98	$86,880,974	0.65% to 1.50%	35.45% to 36.59%		0.00%
2012	6,093,417	$11.72 to $12.54	$77,338,709	0.65% to 1.50%	7.64% to 8.55%		0.00%
2011	8,593,999	$10.80 to $11.65	$101,154,180	0.65% to 1.50%	-6.21% to -5.42%		0.00%
2010	10,455,060	$11.42 to $12.42	$131,037,406	0.65% to 1.50%	14.48% to 15.44%		0.00%
Templeton Foreign VIP Subaccount
2014	12,382,534	$11.85 to $14.01	$175,984,459	0.65% to 1.50%	-12.45% to -11.71%		1.86%
2013	11,785,186	$13.42 to $16.00	$190,921,577	0.65% to 1.50%	21.15% to 22.18%		2.41%
2012	12,804,945	$10.98 to $13.21	$170,876,691	0.65% to 1.50%	16.48% to 17.47%		2.98%
2011	13,802,985	$9.35 to $11.34	$157,830,415	0.65% to 1.50%	-11.95% to -11.21%		1.71%
2010	14,241,608	$10.53 to $12.88	$184,806,060	0.65% to 1.50%	6.81% to 7.71%		1.08%
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
2014	3,781,409	$17.38 to $19.90	$59,853,268	0.65% to 1.70%	11.66% to 12.82%		0.69%
2013	4,238,531	$15.40 to $17.83	$59,817,401	0.65% to 1.70%	34.43% to 35.83%		0.90%
2012	4,956,219	$11.34 to $13.26	$51,777,649	0.65% to 1.70%	13.44% to 14.63%		0.36%
2011	5,836,305	$9.89 to $11.69	$53,495,800	0.65% to 1.70%	-8.26% to -7.30%		0.40%
2010	6,074,245	$9.82 to $10.67	$60,415,794	0.65% to 1.50%	24.13% to 25.18%		0.33%
ALPS Variable Insurance Trust - Class II:
AVS Listed Private Equity Subaccount
2010	697,530	$6.29 to $12.84	$4,341,094	0.65% to 1.70%	21.24% to 28.36%	(b)	15.49%
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
2014	2,656,471	$14.06 to $14.26	$36,612,345	0.65% to 1.80%	7.50% to 8.73%		0.00%
2013	2,790,184	$13.08 to $13.11	$35,440,992	0.65% to 1.80%	37.21% to 38.77%		0.00%
2012	2,445,864	$9.45 to $9.53	$22,483,370	0.65% to 1.80%	14.93% to 16.25%		0.00%
2011	2,519,623	$8.13 to $10.48	$20,011,348	0.65% to 1.70%	-14.93% to -14.04%		0.85%
2010	2,598,462	$9.46 to $12.32	$24,140,073	0.65% to 1.70%	16.99% to 23.25%	(b)	0.00%
Managed Volatility Fund II Subaccount
2014	35,080,848	$13.51 to $13.98	$480,249,595	0.65% to 1.80%	2.07% to 3.24%		2.79%
2013	21,623,404	$13.24 to $13.54	$288,893,104	0.65% to 1.80%	19.59% to 20.96%		2.21%
2012	9,304,159	$11.07 to $11.20	$103,484,894	0.65% to 1.80%	10.71%(a) to 11.97%	(b)	0.83%
Managed Tail Risk Fund II Subaccount
2014	5,929,427	$9.85 to $9.98	$58,649,430	0.65% to 1.80%	-3.08% to -1.97%		0.90%
2013	576,089	$10.16 to $10.17	$5,855,938	0.90% to 1.80%	1.58%(a) to 1.72%	(b)	0.00%
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
2014	24,752,343	$13.65 to $14.92	$334,208,036	0.65% to 1.80%	10.62% to 11.88%		0.93%
2013	34,313,834	$12.20 to $13.49	$416,332,553	0.65% to 1.80%	30.58% to 32.07%		0.89%
2012	42,991,134	$9.24 to $10.33	$397,289,167	0.65% to 1.80%	16.71% to 18.05%		0.91%
2011	70,747,101	$7.83 to $8.85	$556,934,348	0.65% to 1.80%	-11.51%(a) to -7.86%		1.18%
2010	56,708,967	$8.50 to $11.88	$476,489,550	0.65% to 1.70%	10.17% to 18.78%	(b)	0.75%
U.S. Equity Insights Subaccount
2014	1,109,905	$16.29 to $16.52	$17,488,460	0.65% to 1.80%	14.13% to 15.43%		1.52%
2013	597,078	$14.11 to $18.50	$8,244,878	0.65% to 1.70%	34.93% to 36.34%		1.49%
2012	204,856	$10.23 to $13.74	$2,088,863	0.90% to 1.60%	12.33% to 13.12%		1.24%
2011	230,686	$9.04 to $12.23	$2,066,547	0.90% to 1.60%	2.27% to 2.97%		1.67%
2010	203,483	$8.64 to $8.78	$1,764,275	0.90% to 1.50%	10.94% to 11.59%		1.43%

Strategic Growth Subaccount
2014	1,081,223	$15.88 to $16.20	$17,154,275	0.65% to 1.80%	11.38% to 12.65%		0.12%
2013	1,111,399	$14.26 to $14.38	$15,653,890	0.65% to 1.80%	29.67% to 31.15%		0.17%
2012	986,486	$10.84 to $10.99	$10,599,300	0.90% to 1.80%	17.50% to 18.56%		0.53%
2011	758,433	$9.23 to $9.36	$6,872,567	0.65% to 1.80%	-6.44%(a) to -3.49%		0.23%
2010	686,786	$9.56 to $11.89	$6,453,527	0.65% to 1.60%	9.78% to 18.90%	(b)	0.22%
Global Markets Navigator Subaccount
2014	12,941,890	$11.61 to $11.96	$152,018,061	0.65% to 1.80%	2.11% to 3.27%		0.04%
2013	8,883,962	$11.37 to $11.59	$101,766,919	0.65% to 1.80%	11.56% to 12.83%		0.08%
2012	2,442,955	$10.19 to $10.25	$24,969,700	0.90% to 1.80%	1.90%(a) to 2.51%	(b)	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income VIP Subaccount
2014	11,018,841	$12.08 to $13.93	$147,946,432	0.65% to 1.80%	2.67% to 3.85%		4.70%
2013	10,892,020	$11.77 to $13.41	$141,409,196	0.65% to 1.80%	11.84% to 13.12%		6.18%
2012	10,096,329	$10.52 to $11.86	$116,592,596	0.65% to 1.80%	10.56% to 11.83%		6.37%
2011	10,407,375	$9.52 to $10.60	$108,024,051	0.65% to 1.80%	-4.84%(a) to 1.63%		5.64%
2010	8,782,303	$10.43 to $11.12	$90,089,821	0.65% to 1.70%	11.20%(a) to 11.82%		6.48%
Franklin Flex Cap Growth VIP Subaccount
2014	1,631,592	$13.58 to $14.97	$23,756,365	0.65% to 1.80%	4.10% to 5.29%		0.00%
2013	17,021,334	$13.05 to $14.22	$238,112,912	0.65% to 1.80%	34.85% to 36.39%		0.00%
2012	19,906,479	$9.68 to $10.43	$205,379,297	0.65% to 1.80%	7.30% to 8.53%		0.00%
2011	27,059,482	$9.02 to $9.61	$258,643,935	0.65% to 1.80%	-9.82%(a) to -5.52%		0.00%
2010	25,132,895	$10.17 to $12.35	$252,213,987	0.65% to 1.70%	15.34% to 23.50%	(b)	0.00%
Templeton Foreign VIP Subaccount
2014	44,353,149	$10.06 to $10.21	$446,238,018	0.65% to 1.80%	-12.79% to -11.79%		1.78%
2013	38,925,169	$11.54 to $11.58	$446,025,148	0.65% to 1.80%	20.69% to 22.07%		2.35%
2012	39,772,065	$9.48 to $9.56	$375,468,493	0.65% to 1.80%	16.04% to 17.37%		2.93%
2011	39,922,591	$8.08 to $8.24	$322,872,197	0.65% to 1.80%	-17.60%(a) to -11.32%		1.75%
2010	30,848,031	$9.11 to $12.22	$277,615,984	0.65% to 1.70%	7.68% to 22.18%	(b)	0.58%
Franklin Founding Funds Allocation VIP Subaccount
2014	3,609,116	$12.62 to $13.17	$46,203,856	0.65% to 1.80%	0.93% to 2.09%		2.64%
2013	3,398,828	$12.50 to $12.90	$42,731,682	0.65% to 1.80%	21.49% to 22.88%		10.22%
2012	3,171,385	$10.29 to $10.50	$32,491,321	0.65% to 1.80%	13.12% to 14.42%		2.70%
2011	3,358,815	$9.09 to $9.18	$30,185,790	0.65% to 1.80%	-9.06%(a) to -2.31%		0.02%
2010	3,236,287	$9.39 to $11.50	$29,877,781	0.65% to 1.60%	9.53% to 14.97%	(b)	2.31%
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
2014	29,714,268	$11.58 to $15.63	$444,751,010	0.65% to 1.80%	-6.94% to -5.88%		0.49%
2013	31,496,692	$12.44 to $16.61	$504,378,620	0.65% to 1.80%	22.92% to 24.32%		1.29%
2012	32,943,921	$10.12 to $13.36	$427,245,594	0.65% to 1.80%	17.06% to 18.40%		1.13%
2011	34,406,380	$8.65 to $11.28	$379,544,615	0.65% to 1.80%	-13.54%(a) to -7.80%		1.01%
2010	29,907,837	$11.62 to $12.24	$360,539,266	0.65% to 1.70%	7.98% to 16.22%	(b)	1.05%
VIP Global Natural Resources Subaccount
2014	6,439,295	$6.68 to $8.88	$55,154,702	0.65% to 1.80%	-14.58% to -13.60%		0.00%
2013	6,757,510	$7.82 to $10.28	$67,301,198	0.65% to 1.80%	5.89% to 7.11%		0.00%
2012	7,948,947	$7.38 to $9.60	$74,387,419	0.65% to 1.80%	0.07% to 1.22%		0.00%
2011	8,070,934	$7.37 to $9.48	$75,119,686	0.65% to 1.80%	-26.25%(a) to -21.95%		0.00%
2010	7,437,992	$12.15 to $13.90	$89,111,570	0.65% to 1.70%	16.31% to 38.99%	(b)	0.00%
VIP Science and Technology Subaccount
2014	4,209,324	$16.71 to $24.90	$100,544,506	0.65% to 1.80%	1.09% to 2.25%		0.00%
2013	3,606,222	$16.53 to $24.35	$84,876,634	0.65% to 1.80%	53.62% to 55.38%		0.00%
2012	2,595,490	$10.76 to $15.67	$39,581,211	0.65% to 1.80%	25.56% to 27.00%		0.00%
2011	2,305,831	$8.57 to $12.34	$27,831,895	0.65% to 1.80%	-14.29%(a) to -6.37%		0.00%
2010	2,046,624	$12.17 to $13.18	$26,588,595	0.65% to 1.70%	12.03% to 21.74%	(b)	0.00%
Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount
2014	47,867,095	$11.15 to $11.61	$542,450,717	0.65% to 1.80%	1.24% to 2.39%		0.97%
2013	43,764,170	$11.01 to $11.34	$487,711,351	0.65% to 1.80%	6.02% to 7.23%		0.83%
2012	31,354,654	$10.39 to $10.57	$328,092,568	0.65% to 1.80%	6.46% to 7.69%		0.15%
2011	2,387,018	$9.76 to $9.82	$23,362,059	0.65% to 1.80%	-2.41%(a) to -1.83%	(b)	0.00%
TOPS® Managed Risk Moderate Growth ETF Subaccount
2014	76,243,737	$11.52 to $11.99	$892,532,662	0.65% to 1.80%	0.99% to 2.15%		1.05%
2013	65,358,277	$11.41 to $11.74	$754,175,513	0.65% to 1.80%	10.41% to 11.67%		0.87%
2012	47,508,996	$10.33 to $10.51	$494,355,596	0.65% to 1.80%	6.73% to 7.95%		0.16%
2011	3,976,791	$9.68 to $9.74	$38,595,941	0.65% to 1.80%	-3.20%(a) to -2.62%	(b)	0.00%
TOPS® Managed Risk Growth ETF Subaccount
2014	73,248,450	$11.51 to $11.98	$856,379,558	0.65% to 1.80%	-0.48% to 0.66%		0.89%
2013	64,899,624	$11.57 to $11.90	$759,033,571	0.65% to 1.80%	13.91% to 15.21%		0.94%
2012	53,061,595	$10.16 to $10.33	$542,391,845	0.65% to 1.80%	6.32% to 7.54%		0.10%
2011	2,109,043	$9.55 to $9.61	$20,200,160	0.65% to 1.80%	-4.48%(a) to -3.91%	(b)	0.00%

*

This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**

This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.
****

The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)

Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account A:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account A (comprised of the sub-accounts listed in Note 1) (collectively, “the Accounts”) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-period then ended in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

April 8, 2015

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Financial Statements and Schedules

December 31, 2014 and 2013

(With Independent Auditors’ Report Thereon)

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2014 and 2013, and the related consolidated statements of income, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2014. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

April 23, 2015

KPMG LLP is a Delaware limited liability partnership,

the U.S. member firm of KPMG International Cooperative

(“KPMG International”), a Swiss entity.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Balance Sheets

December 31, 2014 and 2013

(Dollars in thousands, except share amounts)

Assets	2014	2013
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities	$6,741,031	6,185,921
Fixed maturity securities on loan	228,220	181,298
Equity securities	88,044	64,697
Equity securities on loan	158	2,746
Trading securities, at fair value:
Fixed maturity securities	5,044	9,367
Equity securities	1	—
Fixed maturity held-to-maturity securities, at amortized cost	1,229,718	1,123,720
Mortgage loans on real estate, net	1,172,156	1,233,958
Real estate, net	23,982	24,212
Policy loans	444,202	389,425
Other long-term investments	30,192	12,820
Short-term investments securities lending collateral	236,885	197,502
Short-term investments	45,717	38,394

Total investments	10,245,350	9,464,060
Cash	254,789	234,921
Accrued investment income	85,219	83,383
Deferred policy acquisition costs	1,364,348	1,278,013
Reinsurance recoverable	1,707,741	1,368,617
Other assets	250,886	203,405
Goodwill and intangible assets	755	755
Federal income tax recoverable	28,613	—
Assets held in separate accounts	20,706,607	18,962,216

Total assets	$34,644,308	31,595,370

Liabilities and Equity
Future policy benefits and claims	$10,285,167	9,518,207
Policyholders’ dividend accumulations	41,300	43,014
Other policyholder funds	108,726	65,874
Notes payable (net of unamortized discount of $1,107 in 2014 and $1,183 in 2013)	309,393	309,317
Federal income taxes:
Current	—	995
Deferred	417,648	307,723
Other liabilities	355,164	281,667
Payables for securities lending collateral	236,885	197,502
Liabilities related to separate accounts	20,706,607	18,962,216

Total liabilities	32,460,890	29,686,515

Equity:
Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	288,076	288,076
Accumulated other comprehensive income	182,575	84,897
Retained earnings	1,702,767	1,525,882

Total stockholder’s equity	2,183,418	1,908,855

Total liabilities and equity	$34,644,308	31,595,370

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Income

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013	2012
Revenues:
Traditional life insurance premiums	$433,551	379,289	334,692
Annuity premiums and charges	289,973	253,692	207,854
Universal life policy charges	109,982	139,253	134,494
Accident and health insurance premiums	15,794	16,043	16,690
Investment management fees	12,289	9,852	8,313
Change in value of trading securities	754	(453)	(27)
Net investment income	452,119	446,506	450,127
Net realized gains (losses):
Investment gains (losses):
Total other-than-temporary impairment losses on securities	(7,370)	(4,653)	(3,941)
Portion of impairment losses recognized in other comprehensive income (loss)	(2,913)	(1,912)	(4,792)

Net other-than-temporary impairment losses on securities recognized in earnings	(10,283)	(6,565)	(8,733)
Realized gains, excluding other-than-temporary impairment losses on securities	16,641	2,642	8,375

Total investment gains (losses)	6,358	(3,923)	(358)
Derivative instruments	(6,980)	(31,425)	(29,224)
Other income	104,894	96,081	80,013

	1,418,734	1,304,915	1,202,574

Benefits and expenses:
Benefits and claims	614,488	938,123	589,891
Provision for policyholders’ dividends on participating policies	56,313	55,334	50,354
Amortization of deferred policy acquisition costs	97,184	18,889	129,815
Other operating costs and expenses	329,599	286,614	247,685

	1,097,584	1,298,960	1,017,745

Income before income taxes	321,150	5,955	184,829

Income taxes:
Current expense	31,734	13,774	9,862
Deferred expense (benefit)	52,531	(36,749)	27,985

	84,265	(22,975)	37,847

Net income	$236,885	28,930	146,982

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Before tax		Tax (expense) benefit	After tax
2014
Net income	$			236,885
Other comprehensive income, net of taxes:
Unrecognized net periodic benefit cost		(12,057)	4,220	(7,837)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		235,603	(82,660)	152,943
Deferred acquisition costs		(51,593)	18,058	(33,535)
Future policy benefits and claims		(12,727)	4,454	(8,273)
Less:
Net gains on securities available-for-sale realized during the period		9,512	(3,329)	6,183
Amortization of pension and other post-retirement benefits		(866)	303	(563)

Total other comprehensive income		150,580	(52,902)	97,678

Total comprehensive income				$334,563

2013
Net income	$			28,930
Other comprehensive loss, net of taxes:
Foreign currency translation adjustment		(2,431)	—	(2,431)
Unrecognized net periodic benefit cost		10,325	(3,613)	6,712
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		(334,484)	117,068	(217,416)
Deferred acquisition costs		86,944	(30,430)	56,514
Future policy benefits and claims		8,809	(3,083)	5,726
Less:
Net gains on securities available-for-sale realized during the period		18,749	(6,562)	12,187
Amortization of pension and other post-retirement benefits		(1,516)	531	(985)

Total other comprehensive loss		(248,070)	85,973	(162,097)

Total comprehensive loss				$(133,167)

2012
Net income	$			146,982
Other comprehensive income, net of taxes:
Foreign currency translation adjustment		(7)	—	(7)
Unrecognized net periodic benefit cost		(1,740)	609	(1,131)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		230,258	(80,591)	149,667
Deferred acquisition costs		(77,350)	27,072	(50,278)
Future policy benefits and claims		(9,180)	3,213	(5,967)
Less:
Net gains on securities available-for-sale realized during the period		8,551	(2,993)	5,558

Total other comprehensive income		133,430	(46,704)	86,726

Total comprehensive income				$233,708

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Changes in Equity

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total stockholder’s equity
Balance, December 31, 2011	$10,000	188,076	160,268	1,514,970	1,873,314
Dividends to stockholder	—	—	—	(125,000)	(125,000)
Comprehensive income:
Net income	—	—	—	146,982	146,982
Other comprehensive income	—	—	86,726	—	86,726

Total comprehensive income					233,708

Balance, December 31, 2012	10,000	188,076	246,994	1,536,952	1,982,022
Capital contribution from parent	—	100,000	—	—	100,000
Dividends to stockholder	—	—	—	(40,000)	(40,000)
Comprehensive loss:
Net income	—	—	—	28,930	28,930
Other comprehensive loss	—	—	(162,097)	—	(162,097)

Total comprehensive loss					(133,167)

Balance, December 31, 2013	10,000	288,076	84,897	1,525,882	1,908,855
Dividends to stockholder	—	—	—	(60,000)	(60,000)
Comprehensive income:
Net income	—	—	—	236,885	236,885
Other comprehensive income	—	—	97,678	—	97,678

Total comprehensive income					334,563

Balance, December 31, 2014	$10,000	288,076	182,575	1,702,767	2,183,418

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013	2012
Cash flows from operating activities:
Net income	$236,885	28,930	146,982
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sale and maturity of fixed maturity trading securities	4,126	3,891	1,272
Proceeds from sale of equity trading securities	20,971	—	—
Cost of equity trading securities acquired	(20,000)	—	—
Interest credited to policyholder account values	221,301	219,926	223,425
Universal life and investment-type product policy fees	(328,391)	(288,532)	(245,957)
Capitalization of deferred policy acquisition costs	(243,048)	(241,727)	(250,388)
Amortization of deferred policy acquisition costs	97,184	18,889	129,815
Amortization and depreciation	6,524	2,528	2,214
Net realized losses on investments and derivative instruments	622	35,348	29,582
Change in value of trading securities	(754)	453	27
Deferred federal income tax expense (benefit)	52,531	(36,749)	27,985
(Increase) decrease in accrued investment income	(1,836)	(2,640)	43
(Increase) decrease in other assets	(430,180)	454,255	(128,573)
Increase in policyholder liabilities	562,121	199,774	204,247
Increase in policyholders’ dividend accumulations and other funds	32,851	3,831	1,751
(Decrease) increase in federal income tax recoverable	(29,608)	18,136	(7,552)
Increase (decrease) in other liabilities	64,632	(66,800)	87,674
Other, net	264	6,812	5,343

Net cash provided by operating activities	246,195	356,325	227,890

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	133,520	151,397	170,546
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity available-for-sale securities	606,530	567,920	594,552
Proceeds from sale of available-for-sale equity securities	8,932	1,806	196
Proceeds from maturity of fixed maturity held-to-maturity securities	85,865	113,145	81,218
Proceeds from repayment of mortgage loans on real estate	196,982	207,241	155,415
Proceeds from sale of real estate	3,320	—	—
Cost of fixed maturity available-for-sale securities acquired	(1,100,216)	(1,113,403)	(1,104,036)
Cost of available-for-sale equity securities acquired	(24,305)	(14,253)	(21,952)
Cost of fixed maturity held-to-maturity securities acquired	(199,320)	(133,410)	(223,908)
Cost of mortgage loans on real estate acquired	(135,732)	(191,792)	(126,543)
Cost of real estate acquired	(3,556)	(20,834)	—
Derivative payments, net	(6,778)	(24,932)	(33,746)
Change in payables for securities lending collateral, net	39,383	(16,133)	(58,977)
Net increase in short-term investments	(7,323)	(1,213)	31,964
Change in policy loans, net	(54,777)	(32,637)	(23,043)
Change in other long-term invested assets, net	(28,832)	(468)	(362)

Net cash used in investing activities	(486,307)	(507,566)	(558,676)

Cash flows from financing activities:
Universal life and investment product account deposits	3,069,999	2,921,002	3,541,661
Universal life and investment product account withdrawals	(2,710,636)	(2,792,177)	(3,325,472)
(Repayment) issuance of notes payable	—	(1,065)	250,000
Dividends paid to parent	(60,000)	(105,000)	(100,000)
Repayment of surplus note to parent	—	—	(50,000)

Net cash provided by financing activities	299,363	22,760	316,189

Net increase (decrease) in cash and cash equivalents	59,251	(128,481)	(14,597)
Cash and cash equivalents, beginning of year	432,423	560,904	575,501

Cash and cash equivalents, end of year	$491,674	432,423	560,904

Supplemental disclosures:
Federal income tax paid (received)	$55,847	(3,845)	15,608
Interest paid on notes payable	22,011	38,574	32,605

The Company received a capital contribution from its parent ONFS during 2013 of $100,000, consisting of bonds of $97,581 and other assets of $2,419.

MONT repaid $248,835 of the surplus note to ONFS with securities of $243,421, other assets of $2,454 and a payable of $3,060.

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(1)	Organization and Business Description

Organization

The Ohio National Life Insurance Company is a stock life insurance company wholly owned by Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

The Ohio National Life Insurance Company and its subsidiaries are collectively referred to as (“ONLIC”) or the (“Company”).

In 1998, ONLIC became a stock company under provisions of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual holding companies.

ONLIC owns 100% of Ohio National Life Assurance Corporation (“ONLAC”), a stock life insurance subsidiary, National Security Life and Annuity Company (“NSLAC”), a stock life insurance subsidiary, Montgomery Re, Inc. (“MONT”), a special purpose financial captive life insurance company, Kenwood Re, Inc. (“KENW”), a special purpose financial captive life insurance company, Ohio National Equities, Inc. (“ONEQ”), a broker dealer registered under the Securities and Exchange Commission Act of 1934, and The O.N. Equity Sales Company (“ONESCO”), a broker dealer registered under the Securities and Exchange Commission Act of 1934.

Business

ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offer a full range of life, health, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. NSLAC is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which they are licensed and undergo periodic examinations by those departments.

MONT engages in the business of reinsuring term life insurance and certain death benefit guarantee universal life policies with affiliated companies. KENW engages in the business of reinsuring term life insurance with affiliated companies.

ONEQ earns revenue by retaining a sales load from the sale of variable life insurance contracts on behalf of ONLAC and variable annuity contracts and fixed annuity contracts on behalf of ONLIC, to unrelated third party broker dealers under distribution agreements with ONLAC and ONLIC. ONESCO earns commissions and fees from sales of variable life contracts under a distribution agreement with ONLAC and annuity contracts under a distribution agreement with ONLIC.

The Company sells variable annuities through unrelated broker dealers and banks, as well as through independent agents appointed with the Company.

8	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(2)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany transactions and balances have been eliminated in consolidation.

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below.

(a)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Actual results could differ from estimates.

The most significant estimates and assumptions include those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, allowance for loan losses for mortgage loans on real estate, valuation of and impairment losses on investments, valuation of embedded derivatives, and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the consolidated balance sheet date. Management believes the amounts provided are appropriate.

(b)	Fair Value

Certain assets and liabilities are measured at estimated fair value in the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Note 6 to the consolidated financial statements includes further disclosures of estimated fair values.

(c)	Investments

Net Investment Income and Net Realized Gains (Losses)

Income on investments is reported within net investment income. Gains and losses on sales of investments, impairment losses and changes in allowances are reported within net investment gains (losses).

9	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are reported at their estimated fair value. Unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, are recorded as a separate component of accumulated other comprehensive income in equity.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities.

Equity securities classified as trading are reported at their estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities.

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost.

Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block portfolio are offset by increases in the deferred policyholder obligation for that group of policies. See Note 17 for further information on the Closed Block.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Management regularly reviews its fixed maturity and equity securities portfolios in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. Additional analysis is performed for any fixed maturity securities where estimated fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more. See Note 7 for management’s description and analysis of the portfolio.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at the unpaid principal balance less an allowance for loan losses. The allowance is comprised of a specific and general component. The specific component relates to loans that have been identified as impaired and is generally measured as the difference between the impaired principal balance less the fair value of the collateral, if collateral dependent. The Company provides allowances for impairments of these mortgage loans based on a review by portfolio managers. For the

10	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

general component, management’s periodic evaluation of the adequacy of the allowance is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, and other relevant factors.

Commercial mortgages can be restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case by case basis to evaluate whether a TDR has occurred and will then establish a specific valuation allowance for the excess carrying value of the loan over the estimated fair value of the collateral.

Changes in the allowance are recorded in net realized gains (losses). Loans in foreclosure and loans considered to be impaired as of the consolidated balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

Real Estate

Real estate, net, which is comprised of buildings and improvements and land, held for company use is carried at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the assets. The estimated useful life for company occupied real estate is 30 to 32 years and the estimated useful life for building improvements is 5 to 10 years.

In November 2014, the Company purchased land and a building, both held for company use, for $1,330 and $2,226, respectively.

The cost basis of the real estate and building improvements was $19,466 and $20,587 at December 31, 2014 and 2013, respectively. Accumulated depreciation was $439 and $0 at December 31, 2014 and 2013, respectively. Related depreciation expense was $486, $72, and $72 for the years ended December 31, 2014, 2013, and 2012, respectively, and is included in net investment income in the consolidated statements of income. The cost basis of land was $4,955 and $3,625 at December 31, 2014 and 2013, respectively.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

Policy Loans

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate and is included in net investment income on the consolidated statements of income. Generally, accrued interest is capitalized on the policy’s anniversary date.

11	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Other Long Term Investments

Venture capital partnerships are carried on the equity basis.

New Market Tax Credits (which are LLC’s) are accounted for using the effective yield method. Under the effective yield method, the Company recognizes tax credits as they are allocated and amortizes the initial cost of the investment to provide a constant effective yield over the period that the tax credits are allocated to the Company. Under the effective yield method, any tax credits allocated, net of amortization of the investment in the limited partnership, is recognized in the consolidated statements of income as a component of income taxes attributable to continuing operations.

Securities Lending Program

The Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% and 105%, respectively, of the market value of the domestic and foreign securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or a bank letter of credit or equivalent obligation as may be pre-approved by the Company. The Company monitors the estimated fair value of the loaned securities on a daily basis and additional collateral is obtained as necessary. The asset, short-term investments securities lending collateral, and corresponding liability, payables for securities lending collateral, are recorded on the consolidated balance sheets. Income and expenses associated with securities lending transactions are reported within net investment income.

Short-term Investments

Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value.

(d)	Derivatives

The Company enters into derivative transactions that do not meet the criteria for hedge accounting or have not been designated in hedging relationships by the Company pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging. The Company purchases long dated Standard and Poor’s 500 put options, equity futures and currency futures for protection in a falling equity market in relation to certain riders that are sold with variable annuity products. These transactions provide the Company with an economic hedge, which is used as part of its overall risk management strategies. The futures derivative instruments are carried at estimated fair value in other long-term investments or other liabilities, and the put option derivative instruments are carried at estimated fair value in other long-term investments, with changes in estimated fair value recorded in net realized gains (losses) derivative instruments in the consolidated statements of income.

The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

12	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

•	The combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

•	The terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

•	A separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

Such embedded derivatives are carried at estimated fair value with the host contract and are reported in future policy benefits in the consolidated balance sheets. The change in the estimated fair value is reported in benefits and claims in the consolidated statements of income.

(e)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The Company incurs costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred acquisition costs (“DAC”). Such costs include:

•	incremental direct costs of contract acquisitions;

•

the portion of the employee’s total compensation, excluding any compensation that is deferred as part of contract acquisitions, and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract;

•	other costs related directly to the insurer’s acquisition activities noted above that would not have been incurred had the issuance of the contract not occurred; and

•	certain advertising costs that meet the deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts are expensed as incurred.

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue is estimated using the same assumptions as were used for computing liabilities for future policy benefits.

13	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross revenues (projected investment income, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses) or estimated future gross profits (gross revenues less interest credits, policy benefits and policy maintenance expenses).

DAC for participating life products, investment products and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale.

The most significant assumptions that are involved in the estimation of future gross profits include future gross separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for gross separate account performance is 9.15%, a blend of expected returns from stock, money market and bond funds representative of the in-force block of contracts before deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 1.00% or in excess of 17.29% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (“DAC unlocking”), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the consolidated statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements:

•	day-one bonuses which increase the account value at inception, and

•	enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts.

Sales inducements are deferred and amortized using the same methodology and assumptions used to amortize DAC.

14	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(f)	Goodwill and Intangible Assets

In a business combination, goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired. Intangible assets are non-financial assets that lack physical substance resulting from a business combination. Goodwill and intangible assets are assets acquired by the Company as a result of the prior acquisition of the NSLAC entity.

Goodwill and intangible assets are not amortized, but are evaluated for impairment annually or more frequently if events or circumstances, such as adverse changes in the business climate, require an interim evaluation. The evaluation includes the use of management assumptions which may be inherently uncertain.

(g)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. These are recorded in either annuity premiums and charges or benefits and claims in the consolidated statements of income. Separate account seed money is recorded as a trading security.

(h)	Revenues and Benefits

Traditional Life Insurance Products

Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies.

Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Investment Products and Universal Life Insurance Products

Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies.

Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition

15	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products

Accident and health insurance premiums including group life and health are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(i)	Future Policy Benefits and Claims

The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Liabilities for traditional life insurance policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued.

Liabilities for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products are calculated based on participants’ contributions plus interest credited less applicable contract charges.

Liabilities for payout annuities are calculated using the present value of future benefits and maintenance costs discounted using varying interest rates.

The Company regularly reviews its estimates of future policy benefits and claims liabilities and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the change occurs.

16	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

The Company also issues nontraditional variable annuity contracts through its separate accounts in which the Company provides various forms of guarantees/riders to benefit the related contract holders. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid out without requiring the occurrence of specific insurable event or the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

The Company has five main types of benefits offered with the individual variable annuity contracts:

•	guaranteed minimum death benefit (“GMDB”);

•	guaranteed minimum income benefit (“GMIB”);

•	guaranteed minimum accumulation benefit (“GMAB”);

•	guaranteed minimum withdrawal benefit (“GMWB”) and;

•	guaranteed lifetime withdrawal benefit (“GLWB”).

Guarantees accounted for as insurance liabilities in future policy benefits and claims include GMDBs, certain GMABs, GMIBs and certain GLWBs that require annuitization, and the life-contingent portion GMWB. The Company refers to the total of these five types as the G reserves.

Guarantees accounted for as embedded derivatives include the non-life contingent portion of GMWBs, certain GMABs, certain GLWBs and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. The embedded derivatives are carried at estimated fair value and reported in future policy benefits and claims.

(j)	Participating Business/Policyholder Dividends

Participating business, which refers to policies that participate in profits through policyholder dividends, represents 9.5%, 8.8% and 8.3% of the Company’s ordinary life insurance in force as of December 31, 2014, 2013 and 2012, respectively. The liability for policyholder dividends includes the estimated amount of annual dividends earned by policyholders and is recorded in other policyholder funds in the accompanying consolidated balance sheets. Policyholder dividends incurred are recorded in the provision for policyholders’ dividends on participating policies in the accompanying consolidated statements of income.

17	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Policyholder dividends are approved annually by the insurance subsidiaries’ board of directors based upon the amount of distributable surplus. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

(k)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. To the extent there are loss limiting features that preclude the reinsurer from assuming the risk of significant loss, the Company would account for such agreements using deposit accounting. There were no such agreements as of December 31, 2014 or 2013.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

Amounts recoverable under reinsurance agreements, which totaled $1,707,741 and $1,368,617 as of December 31, 2014 and 2013, respectively, include ceded reserves, paid and unpaid claims, and certain other amounts.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts on the consolidated statements of income. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

The Company enters into reinsurance agreements with various insurance subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

(l)	Income Taxes

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH, which includes its U.S. domestic subsidiaries. Treasury regulations generally require a five year waiting period as to when a life insurance company can be included in the consolidated federal income tax return. A subsidiary life insurance company may obtain approval sooner, if the provisions of the Treasury regulations are met. KENW and NSLAC joined the consolidated return in 2013.

18	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company utilizes a consolidated approach to the allocation of current taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

The provision for federal income taxes represents management’s best estimate of the deductibility of certain items and the realization of certain tax credits.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and prudent and feasible tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

(m)	Litigation Contingencies

The Company is a party in various legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated. Legal costs are recognized when incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s consolidated financial statements.

(n)	Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less (including securities lending collateral) to be cash equivalents.

19	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(o)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

(p)	Other Income

The Company earns sales load fees on the sale of variable and fixed annuity contracts and ONLAC variable universal life contracts by unrelated third party brokers both directly and through its subsidiaries. The sales loads on the contracts are recognized as revenue when earned. Additionally, the Company and its subsidiaries sell registered investment products and variable contracts sponsored by unaffiliated parties.

(q)	Equipment and Computer Software and Hardware

Equipment, which is included in other assets, is stated at cost, less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. The estimated life is generally 2 to 10 years for equipment. The cost basis of the equipment was $30,159 and $21,457 at December 31, 2014 and 2013, respectively. Accumulated depreciation of equipment was $15,756 and $13,574 at December 31, 2014 and 2013, respectively. Related depreciation expense was $2,829, $2,248 and $2,527 for the years ended December 31, 2014, 2013 and 2012, respectively.

Computer software and hardware, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a 5 to 10 year period using the straight-line method. The cost basis of computer software was $21,400 and $19,666 at December 31, 2014 and 2013, respectively. Accumulated amortization of computer software and hardware was $16,828 and $15,504 at December 31, 2014 and 2013, respectively. Related amortization expense was $1,522, $1,155 and $857 for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

The Company has $3,405 and $832 of capital projects in process recorded in other assets at December 31, 2014 and 2013, respectively.

(r)	Employee Benefit Plans

The Company sponsors and/or administers various plans that provide defined benefit pension and other postretirement benefits covering eligible employees and sales representatives. Measurement dates used for all of the defined benefit pension and other postretirement benefit plans correspond with the year end of the Company. The Company recognizes the funded status of the projected benefit obligation (“PBO”) for pension benefits and the accumulated benefit obligation (“ABO”) for other postretirement benefits for each

20	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains (losses), prior service costs (credit) and the remaining net transition asset or obligation not yet included in net periodic benefit costs are charged to accumulated other comprehensive income (“AOCI”), net of income tax.

The obligations and expenses associated with these plans require the use of assumptions such as discount rate, expected long-term return on plan assets, rate of compensation increases, healthcare cost trend rates, as well as participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and mortality tables, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have an effect on the Company’s consolidated financial statements.

The Company sponsors a defined contribution plan for substantially all employees. The Company also sponsors a qualified contributory defined contribution profit-sharing plan for substantially all employees. Discretionary Company contributions are based on the net earnings of the Company. Accordingly, the Company recognizes compensation cost for current contributions.

(s)	Adoption of New Accounting Pronouncements

In February 2015, the FASB issued Accounting Standards Update (“ASU”) 2015-02, Consolidation (Topic 810) Amendments to the Consolidation Analysis, effective for annual periods beginning after December 15, 2015. Early adoption is permitted. This guidance modifies and improves a legal entity’s evaluation process of determining whether limited partnerships, limited liability corporations, or securitization structures should be consolidated. Management does not expect that this guidance will have any impact on the consolidated financial statements.

In May 2014, the FASB issued new guidance ASU 2014-09, Revenue from Contracts with Customers (Topic 606), effective for annual periods beginning after December 15, 2017. Early adoption is permitted for non-public entities with certain restrictions. This guidance outlines a single, comprehensive model for accounting for revenue from contracts with customers. Topic 606 specifically excludes insurance contracts from its scope; however, management is in the process of evaluating whether the Company has any contractual arrangements which would fall into the scope of Topic 606. Management does not expect a material impact to the consolidated financial statements as a result of this new standard.

In January 2014, the FASB issued new guidance ASU 2014-01, Investments-Equity Method and Joint Ventures, effective prospectively for calendar years beginning after December 15, 2014. Early adoption is permitted. Under this guidance, an entity is permitted to make an accounting policy election to account for their investment in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received, and recognizes the net

21	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

investment performance in the consolidated statements of income as a component of income tax expense (benefit). The Company plans to adopt this guidance on January 1, 2015 and expects that there will be no material impact to the consolidated financial statements at December 31, 2015.

On January 1, 2014, the Company adopted FASB ASU 2013-11, Income Taxes: Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. Under this guidance, an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

On January 1, 2013, the Company adopted FASB ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This guidance improves the transparency of reporting these reclassifications but did not change the requirements for reporting net income or other comprehensive income in financial statements. The adoption of this guidance did not have any impact on the Company’s consolidated financial statements as it pertains only to additional disclosures.

On January 1, 2013, the Company adopted FASB ASU 2012-02, Testing Indefinite-Lived Assets for Impairment. This guidance amends how indefinite-lived intangible assets are tested for impairment. The amendment provides an option to perform a qualitative assessment to determine whether it is necessary to perform the annual fair value calculation impairment test. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

(t)	Subsequent Events

The Company has evaluated subsequent events through April 23, 2015, the date that the consolidated financial statements were available to be issued.

(4)	Risks

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

22	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

Changes in the tax treatment for corporate owned life insurance (“COLI”) and bank owned life insurance (“BOLI”) could impact the Company’s ability to sell those products in the future or existing policies may be surrendered or allowed to lapse.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of individual (fixed and variable) annuity sales accounted for approximately 16% and 15% of total individual annuity reserves as of December 31, 2014 and 2013, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company reduces this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. If such ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed as well as the potential loss of existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

Information Technology Risk is the risk that the computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, or other events beyond the Company’s control. The failure of the computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect profitability as well as negatively impact the Company’s reputation.

23	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Credit Risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivative counterparties, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectibility of the loans and the credit quality of reinsurers and derivative counterparties.

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the fixed maturity securities. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the contract value of the Company’s individual variable annuity contracts which offer guaranteed benefit riders. Losses in the equity market could result in declines in separate account assets and assets under management thus affecting investment management fees revenue and may require the Company to accelerate the amortization of DAC.

The Company attempts to minimize the adverse impact of equity market risk by monitoring the diversification of the Company’s investment portfolio. The Company uses equity put options and equity swaps to minimize exposure to the market risk associated with guarantees on certain underlying policyholder liabilities.

Liquidity Risk is the risk that the Company may not have the ability to sell certain investments to meet obligations of the Company.

If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the issued policies may be surrendered or allowed to lapse in a short period of time creating a liquidity strain. The Company has applied risk mitigation through diversifying BOLI sales to community banks and credit unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, the Company manages the BOLI growth to not exceed a specified percentage of general account assets to minimize the risk of liquidity strain.

Investment Risk – see Note 7 for additional risks specific to the investment portfolio.

24	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(5)	Changes in Accumulated Other Comprehensive Income

The following table shows the changes in accumulated other comprehensive income, net of taxes, by component for the years ended December 31:

	Pensions and other post- retirement benefits	Foreign currency translation adjustment	Adjustment to:
			Future policy benefits and claims	Deferred acquisition costs
					Unrealized gains (losses)	Total

December 31, 2012	$(19,388)	2,431	(6,561)	(108,440)	378,952	246,994
Other comprehensive (loss)income before reclassifications	6,712	(2,431)	5,726	56,514	(217,416)	(150,895)
Amounts reclassified from accumulated other comprehensive income	985	—	—	—	(12,187)	(11,202)

Change	7,697	(2,431)	5,726	56,514	(229,603)	(162,097)

December 31, 2013	$(11,691)	—	(835)	(51,926)	149,349	84,897
Other comprehensive (loss)income before reclassifications	(7,837)	—	(8,273)	(33,535)	152,943	103,298
Amounts reclassified from accumulated other comprehensive income	563	—	—	—	(6,183)	(5,620)

Change	(7,274)	—	(8,273)	(33,535)	146,760	97,678

December 31, 2014	$(18,965)	—	(9,108)	(85,461)	296,109	182,575

25	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table shows the reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the years ended December 31:

Details about accumulated other comprehensive income (loss) components	2014	2013	Consolidated statement of income location
Amortization of pensions and other post-retirement benefits:
Prior service costs	$332	403	Other operating costs and expenses
Actuarial losses	(1,198)	(1,919)	Other operating costs and expenses

	(866)	(1,516)	Loss before income taxes
	303	531	Income tax current benefit

	(563)	(985)	Net loss

Unrealized gains/(losses) on securities available-for-sale:
	9,512	18,749	Realized gains, excluding other-than-temporary impairment losses on securities

	(3,329)	(6,562)	Income tax current expense

	6,183	12,187	Net gain

Total reclassification for the year	$5,620	11,202	Total net gain

(6)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

26	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the consolidated balance sheets into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

The levels of fair value hierarchy are as follows:

•

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, actively traded equity securities, cash and cash equivalents, separate account assets, and exchange traded derivatives.

•

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets or that are derived principally from or corroborated by observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, foreign government debt, certain corporate debt, asset backed, mortgage backed, private placement, equity, derivative, and cash equivalent securities.

•

Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain corporate debt, asset-backed or mortgage-backed, and derivative securities, including embedded derivatives associated with living benefit contracts.

27	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$16,446	79,668	—	96,114
Obligations of states and political subdivisions	—	741,856	—	741,856
Debt securities issued by foreign governments	—	—	—	—
Corporate	—	4,314,521	41,164	4,355,685
Asset-backed	—	620,718	101,555	722,273
Mortgage-backed	—	1,050,281	3,042	1,053,323
Equity securities	959	87,243	—	88,202
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	306	—	306
Corporate	—	4,421	—	4,421
Asset-backed	—	283	—	283
Mortgage-backed	—	34	—	34
Equity securities	1	—	—	1
Other long-term investments:
Derivative assets:
Currency futures	2,586	—	—	2,586
Equity put options	—	19,315	—	19,315
Swap	—	668	—	668
Short-term investments securities lending collateral	—	236,885	—	236,885
Short-term investments	45,717	—	—	45,717
Cash	233,289	21,500	—	254,789
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	524,146	524,146
GLWB reinsurance contracts	—	—	53,852	53,852
GMAB reinsurance contracts[2]	—	—	6,213	6,213
Other assets:
GMAB/GMWB embedded derivatives[1]			8,734	8,734
Assets held in separate accounts	20,706,607	—	—	20,706,607

Total assets	$21,005,605	7,177,699	738,706	28,922,010

Liabilities
GMAB/GMWB embedded derivatives[2]	$—	—	9,185	9,185
GLWB embedded derivatives	—	—	53,852	53,852
GMAB/GMWB reinsurance contracts[1]	—	—	8,734	8,734
Derivative liabilities:
Equity futures	22,059	—	—	22,059

Total liabilities	$22,059	—	71,771	93,830

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

28	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$16,019	75,709	—	91,728
Obligations of states and political subdivisions	—	657,047	—	657,047
Debt securities issued by foreign governments	—	1,018	—	1,018
Corporate	—	3,992,841	22,097	4,014,938
Asset-backed	—	488,305	83,292	571,597
Mortgage-backed	—	1,030,805	86	1,030,891
Equity securities	712	66,731	—	67,443
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	313	—	313
Corporate	—	8,230	—	8,230
Asset-backed	—	760	—	760
Mortgage-backed	—	64	—	64
Other long-term investments:
Derivative assets:
Currency futures	310	—	—	310
Equity put options	—	2,822	—	2,822
Short-term investments securities lending collateral	—	197,502	—	197,502
Short-term investments	38,394	—	—	38,394
Cash	213,421	21,500	—	234,921
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	291,694	291,694
GLWB reinsurance contracts	—	—	12,064	12,064
GMAB reinsurance contracts	—	—	20,198	20,198
Assets held in separate accounts	18,962,216	—	—	18,962,216

Total assets	$19,231,072	6,543,647	429,431	26,204,150

Liabilities
GMAB/GMWB embedded derivatives	$—	—	22,520	22,520
GLWB embedded derivatives	—	—	12,064	12,064
Derivative liabilities:
Equity futures	13,389	—	—	13,389
Currency futures	615	—	—	615

Total liabilities	$14,004	—	34,584	48,588

29	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of FASB ASC Topic 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of price source changes, and review of methodology changes.

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Fixed maturity and equity securities – The estimated fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fixed maturity securities as Level 2 assets.

Fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

30	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These fixed maturity securities are classified as Level 3 assets.

For certain asset-backed and mortgage-backed fixed maturity securities with complex cash flows that are not priced by independent pricing services, management determines the fair value using other modeling techniques, primarily commercial software applications utilized for valuing securitized investments with variable cash flows. These fixed maturity securities are classified as Level 3 assets.

At December 31, 2014, 73.6% of the estimated fair values of fixed maturity securities were obtained from independent pricing services, 17.0% from the Company’s internal pricing matrices and 9.4% from other sources.

Derivative instruments - The Company enters into long term investments comprised of equity futures, currency futures and equity put options to economically hedge liabilities embedded in certain variable annuity products. The equity and currency futures are exchange traded derivatives and the estimated fair value is based on an active market quotation. The Company has classified the estimated fair values of the exchange traded derivatives as Level 1 assets. The equity put options are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. These derivative assets are classified as Level 2 assets.

Short-term investments - Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities. A portion of short-term investments are bank deposits that are classified as Level 1 assets since these investments are very liquid and not subject to valuation fluctuations.

Cash and cash equivalents - Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash equivalents are comprised of publicly traded money market accounts and reverse repurchase agreements. The publicly traded money market accounts are considered to be Level 1 assets.

Reverse Repurchase Agreements - The Company has entered into reverse repurchase agreements with a third-party custodian whereby the Company purchases securities or other highly liquid assets and simultaneously agrees to resell the same or substantially the same securities. Because control of the assets is not relinquished reverse repurchase agreements are accounted for as collateralized borrowings with the cash paid for the securities continued to be recorded in the consolidated financial statements as cash. The underlying securities are not recorded as investments owned by the Company. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income.

31	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

At purchase, the Company requires collateral in the form of securities having a fair value of a minimum of 102% of the securities’ purchase price. If at any time the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide additional collateral to bring the total collateral held by the Company to at least 102% of the securities’ purchase price. As of December 31, 2014 and 2013, the Company had reverse repurchase agreements outstanding with a total carrying value of $107,100 and $37,000, respectively. The Company classifies the estimated fair values of assets held in reverse repurchase agreements as Level 1 assets. Non-cash collateral on deposit with the third-party custodian on our behalf was $109,200 and $37,700 at December 31, 2014 and 2013, respectively, which has not been recorded on our consolidated balance sheets.

Assets held in separate accounts—Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the consolidated balance sheets. The underlying securities are mutual funds that are valued using the reported net asset value which is published daily. The Company has classified the estimated separate account assets as Level 1 assets.

GMIB/GLWB/GMAB reinsurance contracts and GMAB/GMWB/GLWB embedded derivatives – Certain of the Company’s individual variable annuity contracts that include guaranteed benefit riders accounted for as embedded derivatives are measured at estimated fair value separately from the host variable annuity contract. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuity products.

The fair value of these assets and liabilities is estimated using the present value of future benefits minus the present value of future premiums over the expected lives of the contracts using various capital market and actuarial assumptions. The Company uses a risk neutral valuation methodology in which cash flows are projected under multiple capital market scenarios using observable risk free rates.

The valuation of the reinsurance contract derivatives includes a credit adjustment for counterparty nonperformance risk and risk margins. Nonperformance risk is based on the counterparty’s debt and cash flows obtained from publicly available information. Risk margins capture the non-capital market risk of the instrument which represents the additional risks assumed due to the uncertainties of the actuarial assumptions.

The valuation of the embedded derivatives also includes a credit adjustment using the Company’s nonperformance risk to the present value of the future cash flows.

Other significant inputs to the valuation models for the derivatives associated with the guaranteed benefit riders include capital market assumptions, such as interest rate, equity indices, foreign currency rates, counterparty credit, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates, and withdrawal rates.

32	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The reinsurance of the GLWB embedded derivative is 100% coinsurance with a related party and is considered a freestanding derivative. The GLWB reinsurance derivative was calculated in the same manner as the direct GLWB embedded derivative. Beginning in 2012, some GMAB riders are 100% coinsured with a related party and the GMAB reinsurance derivative on that block was calculated in the same manner as the direct GMAB embedded derivative for that block.

The assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of the reinsurance contracts and embedded derivatives are unobservable and are considered to be significant inputs to the valuations, these are classified as Level 3 assets and liabilities.

33	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following tables summarize the reconciliation of the beginning and ending balances and related changes in fair value measurements for which significant unobservable inputs were used in determining the estimated fair value for the years ended December 31:

				Other assets
	Investments				Reinsurance recoverable
				GMAB/
				GMWB
		Asset -	Mortgage -	embedded	GMIB	GMAB	GLWB	Total
	Corporate	backed	backed	derivatives[3]	reinsurance	reinsurance[4]	reinsurance	assets
Assets
December 31, 2012	$32,088	124,027	2,679	4,340	584,643	349	37,889	786,015
Net investment gains (losses):
In earnings (realized and unrealized)[1]	(769)	(368)	42	15,378	(292,949)	131	(25,825)	(304,360)
Unrealized in OCI[2]	157	1,223	(10)	—	—	—	—	1,370
Purchases	4,245	3,374	—	—	—	—	—	7,619
Settlements	(8,100)	(22,163)	(42)	—	—	—	—	(30,305)
Transfers into Level 3	7,599	—	—	—	—	—	—	7,599
Transfers out of Level 3	(13,123)	(22,801)	(2,583)	—	—	—	—	(38,507)

December 31, 2013	22,097	83,292	86	19,718	291,694	480	12,064	429,431
Net investment gains (losses):
In earnings (realized and unrealized)[1]	780	298	—	(10,984)	232,452	5,733	41,788	270,067
Unrealized in OCI[2]	636	5,895	(86)	—	—	—	—	6,445
Purchases	27,219	23,977	3,042	—	—	—	—	54,238
Settlements	(7,460)	(11,907)	—	—	—	—	—	(19,367)
Transfers into Level 3	8,795	—	—	—	—	—	—	8,795
Transfers out of Level 3	(10,903)	—	—	—	—	—	—	(10,903)

December 31, 2014	$41,164	101,555	3,042	8,734	524,146	6,213	53,852	738,706

Change in unrealized gains (losses):
Still held at December 31:
2013	$(276)	(373)	42	15,378	(292,949)	131	(25,825)	(303,872)

2014	$99	287	—	(10,984)	232,452	5,733	41,788	269,375

34	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive (loss) income include changes in market value of certain instruments.
[3]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[4]	All GMAB riders excluding indicator H.

	Future policy benefits and claims
	GMAB/ GMWB reinsurance contracts[2]	GMAB/ GMWB embedded derivatives[3]	GLWB embedded derivatives	Total liabilities
Liabilities
December 31, 2012	$(4,340)	(9,743)	(37,889)	(51,972)
Net investment gains (losses):
In earnings (realized and unrealized)[1]	(15,378)	6,941	25,825	17,388

December 31, 2013	(19,718)	(2,802)	(12,064)	(34,584)

Net investment gains (losses):
In earnings (realized and unrealized)[1]	10,984	(6,383)	(41,788)	(37,187)

December 31, 2014	$(8,734)	(9,185)	(53,852)	(71,771)

Change in unrealized gains (losses):
Still held at December 31:
2013	$(15,378)	6,941	25,825	17,388

2014	$10,984	(6,383)	(41,788)	(37,187)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[3]	All GMAB riders excluding indicator H.

35	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following tables present certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31. Certain securities classified as Level 3 excluded from the table below are obtained from non-binding broker quotes where observable inputs are not reasonably available by the Company.

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2014
Assets:
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$68,556	Market pricing	Market prices	12-108	98	Increase
		Discounted cash	Default rates	0%	0%	Decrease
		flows	Prepayment rates	0%	0%	Increase
			Loss severity	100%	100%	Decrease
			Discount rate	17.27%	17.27%	Decrease

Reinsurance recoverable:
GMIB reinsurance contracts	524,146	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.3% - 23.5%	*	Decrease
			dur 11+	9.2% - 14.9%	*	Decrease
			Utilization rates	0.4% - 22.0%	*	Increase
			Non-performance risk (Credit Spread)	0.44% - 0.67%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase

GMAB embedded derivative[1]	8,734	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease

GMAB reinsurance contract[2]	6,213		Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase

GLWB reinsurance contract	53,852	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

36	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2014
Liabilities:
GMAB reinsurance contract[1]	$8,734	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
GMAB embedded derivatives[2]	9,185		Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

GLWB embedded derivatives	53,852	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% -18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

37	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2013
Assets:
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$70,822	Market pricing	Yields/spreads	12-109	96	Increase
		Discounted cash	Default rates	0%	0%	Decrease
		flows	Prepayment rates	0%	0%	Increase
			Loss severity	100%	100%	Decrease
			Discount rate	11.629%	11.629%	Decrease
Reinsurance recoverable:

GMIB reinsurance contracts	291,694	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.4% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.3% - 23.0%	*	Decrease
			dur 11+	9.7% - 15.5%	*	Decrease
			Utilization rates	0.4% - 22.0%	*	Increase
			Non-performance risk (Credit Spread)	0.47% - 0.83%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase
GMAB reinsurance contract	20,198	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase
GLWB reinsurance contract	12,064	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

38	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2013
Liabilities:
GMAB/GMWB embedded derivatives	$22,520	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

GLWB embedded derivatives	12,064	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

*	The stochastic actuarial models are generated using one thousand scenarios. Weighted average values are not meaningful for these valuations.

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Transfers into or out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company’s conclusion that pricing information received from a third party pricing service is not reflective of market activity.

39	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 1	Level 3	Level 1	Level 2
2014
Assets:
Securities available-for-sale:
Fixed maturity securities:
Corporate	$—	8,795	—	10,903

2013
Assets:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities	$16,019	—	—	—
Corporate	—	7,599	—	13,123
Asset-backed	—	—	—	22,801
Mortgage-backed	—	—	—	2,583

During the years ended December 31, 2014 and 2013, the Company transferred investments totaling $8,795 and $7,599, respectively, into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the years ended December 31, 2014 and 2013, the Company transferred investments totaling $10,903 and $38,507, respectively, out of Level 3 into Level 2 as a result of the availability of observable pricing inputs for these securities. During the years ended December 31, 2014 and 2013, the Company transferred $0 and $16,019, respectively, of U.S. Treasury securities from Level 2 to Level 1. There were no transfers out of Level 1 in 2014 or 2013.

Fair Value Measurement on a Nonrecurring Basis

In 2014 and 2013, the Company impaired four and three fixed maturity held-to-maturity securities and three and two mortgage loans on real estate and measured the securities and loans at estimated fair value. The Company uses the same valuation methodologies for its fair value measurements on a nonrecurring basis. The valuation techniques involved significant unobservable market inputs such as non-binding broker quotes, internal liquidation analysis and the use of models. For mortgage loans, the valuation techniques were primarily based on the estimated fair value of the underlying collateral. These values were determined using third-party appraisals.

40	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following tables present the Company’s hierarchy for its assets measured at fair value on a nonrecurring basis for the years ended December 31:

	Level 1	Level 2	Level 3	Total	Total realized losses
2014
Assets:
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	6,119	6,119	5,627
Mortgage loans on real estate, net	—	—	1,120	1,120	318

Total assets	$—	—	7,239	7,239	5,945

2013
Assets:
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	1,940	1,940	893
Mortgage loans on real estate, net	—	—	3,195	3,195	2,037

Total assets	$—	—	5,135	5,135	2,930

Financial Instruments Not Carried at Fair Value

FASB ASC Topic 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC Topic 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC Topic 825 disclosure that have not been presented at fair value in the ASC Topic 820 tables above are presented in the table below:

41	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Carrying	Estimated	Fair value hierarchy
	value	fair value	Level 1	Level 2	Level 3
2014
Assets:
Fixed maturity held-to-maturity securities	$1,229,718	1,322,588	—	1,316,458	6,130
Mortgage loans on real estate	1,172,156	1,227,594	—	—	1,227,594
Policy loans	444,202	504,137	—	—	504,138
Liabilities:
Investment contracts	2,975,946	3,254,618	—	3,254,618	—
Policyholders’ dividend accumulations and other policyholder funds	150,026	150,026	150,026	—	—
Notes payable	309,393	392,404	—	392,404	—
2013
Assets:
Fixed maturity held-to-maturity securities	$1,123,720	1,185,490	—	1,165,709	19,781
Mortgage loans on real estate	1,233,958	1,239,729	—	—	1,239,729
Policy loans	389,425	458,149	—	—	458,149
Liabilities:
Investment contracts	3,141,038	3,297,204	—	3,297,204	—
Policyholders’ dividend accumulations and other policyholder funds	108,888	108,888	108,888	—	—
Notes payable	309,317	324,337	—	324,337	—

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value of fixed maturity held-to-maturity securities, primarily private placements, is generally estimated from an internal pricing matrix using credit spreads over Treasury yields. The Company classified these estimated fair values as Level 2 assets and Level 3 assets using the same valuation methodologies for fixed maturity securities that are recorded at estimated fair value on a recurring basis.

42	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Mortgage loans on real estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The Company’s mortgage loans are valued using internally obtained credit ratings and are classified as Level 3.

Policy loans – The fair value of policy loans is estimated using discounted cash flow calculations. The expected life of the loan is based on internal assumptions; therefore, the Company has classified these as Level 3 assets.

Investment contracts – The fair value of the Company’s liabilities under investment contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance. The inputs are market observable; therefore, the Company has classified these as Level 2 assets.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their estimated fair value. The amounts can be converted to cash by the policyholder; therefore, the Company has classified these amounts as Level 1.

Notes payable – The fair value of notes payable is estimated by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments. The valuation inputs are based on market observable information; therefore, the Company has classified these as Level 2 liabilities.

(7)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

•	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

•	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

•	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other than temporary impairments; and

•	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

43	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Any of these situations are reasonably possible and could result in a charge to income in a future period.

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset and mortgage backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

44	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Fixed Maturity and Equity Securities

Fixed Maturity and Equity Securities by Sector

The amortized cost and estimated fair value of available-for-sale, trading and held-to-maturity securities for both fixed maturities and equity securities by sector as of December 31 is as follows:

	2014
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of
U.S. government	$85,498	10,890	(274)	96,114	—
Obligations of states and political subdivisions	705,137	38,889	(2,170)	741,856	—
Corporate	3,978,323	393,382	(16,020)	4,355,685	(176)
Asset-backed	696,786	26,830	(1,343)	722,273	(21,104)
Mortgage-backed	1,021,639	40,078	(8,394)	1,053,323	(29,773)

Total fixed maturity securities	$6,487,383	510,069	(28,201)	6,969,251	(51,053)

Equity securities	$86,614	3,532	(1,944)	88,202	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$300	6	—	306	—
Corporate	4,150	271	—	4,421	—
Asset-backed	271	12	—	283	—
Mortgage-backed	34	—	—	34	—

Total fixed maturity securities	$4,755	289	—	5,044	—

Equity securities	$1	—	—	1	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$8,880	981	—	9,861	—
Obligations of states and political subdivisions	1,705	430	—	2,135	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	1,218,133	93,991	(2,532)	1,309,592	—

Total held-to-maturity	$1,229,718	95,402	(2,532)	1,322,588	—

45	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$85,445	7,326	(1,043)	91,728	—
Obligations of states and political subdivisions	681,919	8,357	(33,229)	657,047	—
Debt securities issued by foreign governments	999	19	—	1,018	—
Corporate	3,758,904	294,748	(38,714)	4,014,938	(176)
Asset-backed	558,397	15,977	(2,777)	571,597	(21,299)
Mortgage-backed	1,032,481	27,568	(29,158)	1,030,891	(30,950)

Total fixed maturity securities	$6,118,145	353,995	(104,921)	6,367,219	(52,425)

Equity securities	$71,809	3,154	(7,520)	67,443	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$301	12	—	313	—
Corporate	7,755	475	—	8,230	—
Asset-backed	742	19	(1)	760	—
Mortgage-backed	63	1	—	64	—

Total fixed maturity securities	$8,861	507	(1)	9,367	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$9,517	696	—	10,213	—
Obligations of states and political subdivisions	1,795	402	—	2,197	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	1,111,408	71,448	(10,776)	1,172,080	—

Total held-to-maturity	$1,123,720	72,546	(10,776)	1,185,490	—

46	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Non-credit other than temporary impairment (“OTI”) represents the amount of cumulative non-credit OTI losses recognized in other comprehensive income on securities as of the date of OTI that also had credit impairments.

The Company’s fixed maturities portfolio is comprised primarily of investment grade securities. Based upon designations by the NAIC, investment grade securities comprised 95.6% and 95.4% of the Company’s total available-for-sale, trading, and held to maturity fixed maturity securities portfolio as of December 31, 2014 and 2013, respectively.

Investments with a fair value of $17,657 and $16,130 as of December 31, 2014 and 2013, respectively, were on deposit with various regulatory agencies as required by law and are included in securities available-for-sale.

Maturities of Fixed Maturity Securities

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2014, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2014.

	Fixed maturity securities
	Available-for-sale		Trading		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value	cost	fair value
Due in one year or less	$303,319	315,515	2,419	2,449	34,461	35,090
Due after one year through five years	1,664,279	1,785,127	2,027	2,260	242,808	261,209
Due after five years through ten years	2,508,156	2,627,776	149	164	794,175	853,821
Due after ten years	2,011,629	2,240,833	160	171	158,274	172,468

Total	$6,487,383	6,969,251	4,755	5,044	1,229,718	1,322,588

47	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
2014
U.S. Treasury securities and obligations of U.S. government	$7,431	(152)	8,302	(122)	15,733	(274)
Obligations of states and political subdivisions	16,404	(150)	89,648	(2,020)	106,052	(2,170)
Corporate	296,458	(10,928)	136,970	(7,624)	433,428	(18,552)
Asset-backed	191,712	(1,009)	17,854	(334)	209,566	(1,343)
Mortgage-backed	13,390	(79)	282,014	(8,315)	295,404	(8,394)

Total fixed maturity securities	525,395	(12,318)	534,788	(18,415)	1,060,183	(30,733)
Equity securities	33,775	(1,944)	—	—	33,775	(1,944)

Total	$559,170	(14,262)	534,788	(18,415)	1,093,958	(32,677)

2013
U.S. Treasury securities and obligations of U.S. government	$19,025	(1,043)	—	—	19,025	(1,043)
Obligations of states and political subdivisions	389,454	(32,817)	2,088	(412)	391,542	(33,229)
Corporate	1,014,752	(44,413)	48,049	(5,077)	1,062,801	(49,490)
Asset-backed	124,623	(1,515)	30,743	(1,263)	155,366	(2,778)
Mortgage-backed	418,625	(22,225)	76,317	(6,933)	494,942	(29,158)

Total fixed maturity securities	1,966,479	(102,013)	157,197	(13,685)	2,123,676	(115,698)
Equity securities	28,903	(7,107)	710	(413)	29,613	(7,520)

Total	$1,995,382	(109,120)	157,907	(14,098)	2,153,289	(123,218)

48	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Concentrations related to fixed maturity securities in an unrealized loss position are included in the tables below. The tables summarize the fixed maturity securities by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

	Less than 12 months	12 months or longer	Total	Number of Securities
2014
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(152)	(122)	(274)	8
Obligations of states and political subdivisions	(150)	(2,020)	(2,170)	57
Corporate	(10,811)	(7,604)	(18,415)	271
Asset-backed	(1,009)	(313)	(1,322)	84
Mortgage-backed	(79)	(8,315)	(8,394)	85
Below 80%:
Corporate	(117)	(20)	(137)	3
Asset-backed	—	(21)	(21)	1

Total	$(12,318)	(18,415)	(30,733)	509

2013
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(1,043)	—	(1,043)	8
Obligations of states and political subdivisions	(30,920)	(311)	(31,231)	224
Corporate	(44,143)	(4,826)	(48,969)	634
Asset-backed	(1,168)	(1,143)	(2,311)	90
Mortgage-backed	(22,225)	(6,105)	(28,330)	147
Below 80%:
Obligations of states and political subdivisions	$(1,897)	(101)	(1,998)	7
Corporate	(270)	(251)	(521)	5
Asset-backed	(347)	(120)	(467)	3
Mortgage-backed	—	(828)	(828)	2

Total	$(102,013)	(13,685)	(115,698)	1,120

Evaluation of Other Than Temporarily Impaired Investments

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other than temporary declines in fair value of investments.

An analysis is prepared which focuses on the issuer’s ability to service its debts and the extent and length of time the security has been valued below cost. This review process includes an assessment of the credit quality or an assessment of the future cash flows of the identified investment in the securities portfolio.

49	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

For structured securities included in fixed maturity securities, the Company determines the collectability of the securities’ expected future cash flows. For corporate securities, the Company evaluates the financial performance of the issuer based upon credit performance and investment ratings. Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other than temporarily impaired. Relevant facts and circumstances that may be considered include:

•	comparison of current estimated fair value of the security as compared to cost;

•	length of time the estimated fair value has been below cost;

•	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

•	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

•	any items specifically pledged to support the credit along with any other security interests or collateral;

•

the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

•	overall business climate including litigation and government actions;

•	rating agency downgrades;

•	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

•	other circumstances particular to an individual security.

For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the consolidated statements of income.

For those debt securities for which the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount that the amortized cost basis exceeds the estimated fair value) is recognized in the consolidated statements of income. For those debt securities for which the Company does not intend to

50	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over estimated fair value) is bifurcated with the credit loss portion recorded in the consolidated statements of income, and the remainder, or non-credit loss portion, is recorded in other comprehensive income (loss). For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive income (loss), the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive income (loss) over the remaining life of the security to the consolidated statements of income based on the timing of future cash flows.

The Company discloses as part of the separate component of AOCI the non-credit portion of any OTI. Subsequent changes in estimated fair value that are not considered OTI are not included in the separate component of AOCI.

Current Year Evaluation

The Company has concluded securities in an unrealized loss position as of December 31, 2014 and 2013 reflect temporary fluctuations in economic factors that are not indicative of OTI due to the Company’s ability and intent to hold the fixed maturity security investments until recovery of estimated fair value or amortized cost and for equity securities, anticipate a forecasted recovery in a reasonable period of time.

Total unrealized losses declined from December 31, 2013 to December 31, 2014 due to declining U.S. Treasury yields, offset to a limited degree by slightly wider credit spreads. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

Mortgage Loans

Mortgage Loans by Portfolio Segment

Mortgage loans consist of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of our mortgage loan portfolio as of December 31 were as follows:

	2014	2013
Commercial mortgage loans	$1,175,972	1,239,490
Valuation allowance	3,816	5,532

Net carrying value	$1,172,156	1,233,958

51	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Concentration of Credit Risk

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state did not exceed 12.4% as of December 31, 2014 and 2013.

As of December 31, 2014, loans in the states of Texas and Ohio exceeded 10.0% of the total loan portfolio and had carrying values of $138,108 and $125,304, respectively. As of December 31, 2013, loans in the state of Texas and Ohio exceeded 10.0% of the total loan portfolio and had carrying values of $152,575 and $129,882, respectively.

Commercial Mortgage Loans

The Company performs an annual performance review of the commercial mortgage loan portfolio and assigns a rating based on the property’s loan to value (“LTV”), age, mortgage debt service coverage (“DSC”) and occupancy. This analysis helps identify loans that may experience difficulty. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of our portfolio maintenance in 2014, we physically inspected nearly 100% of the properties in our portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

52	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table summarizes our commercial mortgage loan portfolio, net of allowance, LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

	DSC
LTV	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
2014
0% - 50%	$90,092	57,043	140,953	259,896	80,452	—	628,436
50% - 60%	22,023	13,731	95,900	140,125	55,905	1,163	328,847
60% - 70%	7,491	7,292	41,238	70,705	30,348	1,002	158,076
70% - 80%	—	—	2,388	37,347	7,434	6,546	53,715
80% and greater	—	—	—	3,082	—	—	3,082

Total	$119,606	78,066	280,479	511,155	174,139	8,711	1,172,156

2013
0% - 50%	$148,719	46,766	143,034	210,310	65,704	24,548	639,081
50% - 60%	37,039	27,492	101,994	139,924	51,798	9,834	368,081
60% - 70%	10,341	11,933	49,442	60,295	42,077	6,329	180,417
70% - 80%	4,514	1,695	29,174	888	3,322	—	39,593
80% and greater	—	—	6,786	—	—	—	6,786

Total	$200,613	87,886	330,430	411,417	162,901	40,711	1,233,958

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The LTV ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the LTV is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the LTV be less than 100%. Our corporate policy directs that our LTV on new mortgages not exceed 75% for standard mortgages.

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0x, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

Allowance for Loan Losses

The allowance for loan losses is comprised of two components, specific and general, based on amounts collectively and individually evaluated for impairment. The Company’s commercial mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years.

The general component of the allowance for loan losses is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan.

53	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

A rollforward of the allowance for loan losses is as follows:

	2014	2013
Beginning balance	$5,532	3,636
Provision	498	2,007
Charge-offs	(2,214)	(111)

Ending balance	$3,816	5,532

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record an allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

Mortgage Loan Aging

The table below depicts the loan portfolio exposure, net of allowance, of the remaining principal balances (which equal the Company’s recorded investment), by type, as of December 31:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total	Recorded investment > 90 days and accruing
2014	$—	—	1,120	1,120	1,171,036	1,172,156	1,120

2013	$619	—	4,241	4,860	1,229,098	1,233,958	—

Performance, Impairment and Foreclosures

At December 31, 2014 and 2013, the Company had mortgage loans totaling $0 and $6,741, respectively, which were in the process of foreclosure. Mortgage loan write-downs were $530, $2,149 and $2,206, during 2014, 2013 and 2012, respectively.

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the balance sheet date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

The carrying value of mortgage loans on nonaccrual status was $0 and $4,241 as of December 31, 2014 and 2013, respectively.

54	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company did not have any significant troubled debt restructurings of mortgage loans during 2014 or 2013.

The recorded investment in and unpaid principal balance of impaired loans along with the related specific allowance for loan losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired as of December 31 were as follows:

	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
2014
With an allowance recorded:
Commercial mortgages	$3,662	4,014	(352)	4,410	185

2013
With an allowance recorded:
Commercial mortgages	$4,527	7,195	(2,668)	2,264	325

The Company sold certain mortgage loans to ONFS with a book value of $10,109 and $1,800 in 2014 and 2013, respectively.

The Company has a mortgage loan receivable from ONFS of $26,065 and $26,700 as of December 31, 2014 and 2013, respectively.

Other Long Term Investments

The components of other long-term investments were as follows as of December 31:

	2014	2013
Venture capital partnerships	$7,187	8,363
Derivative instruments	22,569	3,132
Receivable for securities	436	1,325

Total	$30,192	12,820

Securities Lending

As of December 31, 2014 and 2013, the Company received $236,885 and $197,502, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s

55	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2014 and 2013. As of December 31, 2014 and 2013, the Company had loaned securities with a fair value of $228,378 and $184,044, respectively, which are recognized in the consolidated balance sheets in securities available-for-sale.

Variable Interest Entities (“VIE”)

In the normal course of business, the Company invests in fixed maturity securities that could qualify as VIE. A VIE is a legal entity that lacks sufficient equity to finance their activities, or the equity investors of the entities as a group lack any of the characteristics of a controlling interest. The primary beneficiary of a VIE is generally the enterprise that has both the power to direct the activities most significant to the VIE, and is the enterprise that will absorb a majority of the fund’s expected losses or receive a majority of the fund’s expected residual returns. The Company evaluates its interest in certain fixed maturity investments, corporate securities, mortgage-back securities, and asset-backed securities, to determine if the entities meet the definition of a VIE and whether the Company is the primary beneficiary and should consolidate the entity based upon the variable interests it held both at inception and where there is a change in circumstances that requires a reconsideration.

The Company has determined that it is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

56	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Net Investment Income

Analysis of investment income by investment type follows for the years ended December 31:

	Investment income
	2014	2013	2012
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$309,558	314,633	318,081
Equity securities	3,744	3,339	1,941
Fixed maturity trading securities	319	480	583
Fixed maturity held-to-maturity securities	72,466	71,367	63,675
Mortgage loans on real estate	74,978	79,763	84,874
Real estate	2,902	588	475
Policy loans	20,470	18,804	19,643
Short-term investments	1,013	1,315	2,459
Other long-term investments	—	2,351	24

Total gross investment income	485,450	492,640	491,755
Interest expense	(22,087)	(38,649)	(32,740)
Other investment expenses	(11,244)	(7,485)	(8,888)

Net investment income	$452,119	446,506	450,127

Net Realized Gains (Losses)

Analysis of net realized gains (losses) by investment type follows for the years ended December 31:

	Realized gains (losses) on investments
	2014	2013	2012
Securities available-for-sale:
Fixed maturity securities	$13,859	(2,760)	3,396
Equity securities	(562)	1,713	(210)
Fixed maturity held-to-maturity securities	(6,415)	(871)	(1,511)
Mortgage loans on real estate	(211)	(109)	(2,205)
Derivative instruments	(6,980)	(31,425)	(29,224)
Real estate	(27)	—	—

Total realized gains (losses) on investments	(336)	(33,452)	(29,754)
Change in allowances for mortgage loans on real estate	(286)	(1,896)	172

Net realized losses on investments	$(622)	(35,348)	(29,582)

57	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTI of $10,283, $6,565, and $8,733 for the years ended December 31, 2014, 2013 and 2012, respectively. As of December 31, 2014, fixed maturity securities with a carrying value of $209,762, which had a cumulative write-down of $53,243 due to OTI, remained in the Company’s investment portfolio.

The following tables summarize total OTI losses on securities by asset type for the years ended December 31:

	Total	Recognized in	Recognized in
	OTI	OCI	earnings
2014
Obligations of states and political subdivisions	$1,649	(784)	2,433
Corporate	9,680	2,574	7,106
Asset-backed	132	(357)	489
Mortgage-backed	(4,091)	(4,346)	255

Total other-than-temporary impairment losses	$7,370	(2,913)	10,283

2013
Corporate	$3,676	(293)	3,969
Asset-backed	216	(236)	452
Mortgage-backed	761	(1,383)	2,144

Total other-than-temporary impairment losses	$4,653	(1,912)	6,565

2012
Corporate	$2,195	(2,592)	4,787
Asset-backed	1,364	(128)	1,492
Mortgage-backed	382	(2,072)	2,454

Total other-than-temporary impairment losses	$3,941	(4,792)	8,733

Credit Loss Rollforward

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

58	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013	2012
Cumulative credit loss, beginning of year	$65,068	60,040	57,728
New credit losses	7,591	4,491	3,900
Change in credit losses on securities included in the beginning balance	2,692	2,074	4,833

Subtotal	75,351	66,605	66,461
Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	22,108	1,537	6,421

Cumulative credit loss, end of year	$53,243	65,068	60,040

Sales of Fixed Maturity Securities, Available-for-Sale

The following table summarizes fixed maturity securities available-for-sale activity:

	2014	2013	2012
Proceeds from the sale and maturity	$609,870	656,172	688,292

Gross realized gains on the sale and maturity	$4,448	9,869	5,877

Gross realized losses on the sale and maturity	$(622)	(9,325)	(401)

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory RBC purposes. The Company sold four held-to-maturity securities in 2014. Proceeds from the sale of those securities were $7,090. Net losses of $759 were realized on those sales. There were no sales of held-to-maturity securities in 2013 or 2012.

Net Unrealized Gains (Losses) on Available-for-Sale Securities

An analysis by investment type of the change in unrealized gains (losses), before taxes, on securities available-for-sale is as follows for the years ended December 31:

	2014	2013	2012
Securities available-for-sale:
Fixed maturity securities	$232,794	(367,168)	235,403
Equity securities	5,954	(7,123)	201

Change in net unrealized gains	$238,748	(374,291)	235,604

59	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The components of net unrealized gains (losses) on securities available-for-sale in AOCI arising during the period were as follows as of December 31:

	2014	2013	Change
Securities available for sale	$483,456	244,708	238,748
Unrealized gains related to closed block	(33,624)	(20,874)	(12,750)
Future policy benefits and claims	(14,012)	(1,285)	(12,727)
Deferred policy acquisition costs	(131,479)	(79,886)	(51,593)
Deferred federal income tax provision	(107,481)	(50,662)	(56,819)

Net unrealized gains	$196,860	92,001	104,859

	2013	2012	Change

Securities available for sale	$244,708	618,999	(374,291)
Unrealized gains related to closed block	(20,874)	(41,933)	21,059
Future policy benefits and claims	(1,285)	(10,094)	8,809
Deferred policy acquisition costs	(79,886)	(166,830)	86,944
Deferred federal income tax provision	(50,662)	(140,779)	90,117

Net unrealized gains	$92,001	259,363	(167,362)

	2012	2011	Change

Securities available for sale	$618,999	383,395	235,604
Unrealized gains related to closed block	(41,933)	(28,030)	(13,903)
Future policy benefits and claims	(10,094)	(914)	(9,180)
Deferred policy acquisition costs	(166,830)	(89,480)	(77,350)
Deferred federal income tax provision	(140,779)	(83,391)	(57,388)

Net unrealized gains	$259,363	181,580	77,783

(8)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated on hedging relationships by the Company pursuant to ASC 815, Derivatives and Hedging, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. The Company currently enters into equity futures, currency futures, and equity put options to economically hedge liabilities embedded in certain variable annuity products such as the GMAB, GMWB, GMIB and GLWB.

60	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company has entered into a reinsurance arrangement with a nonaffiliated reinsurer to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts. This reinsurance contract is accounted for as a freestanding derivative.

In 2014, ONLAC entered into an Identified Mixed Straddle Transaction in order to lock in some of the value of certain appreciated fixed maturity securities for a period of time by entering into offsetting short interest rate futures. These futures are considered derivative instruments. Since these derivatives will not meet the definition of a hedge, it will be treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized currently in earnings. All positions were acquired and settled in 2014 and resulted in a gain of $560.

In 2013, ONLIC entered into an Identified Mixed Straddle Transaction in order to lock in some of the value of certain appreciated fixed maturity securities for a period of time by entering into offsetting short interest rate futures. These futures are considered derivative instruments. Since these derivatives will not meet the definition of a hedge, it will be treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized currently in earnings. All positions were acquired and settled in 2013 and resulted in a gain of $1,657.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB, GMWB and GLWB riders.

61	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following tables present a summary of the estimated fair value of derivatives held by the Company along with the amounts recognized in the consolidated statements of income:

		December 31
Derivatives not designated as		2014	2013
hedging instruments under ASC 815	Balance sheet location	Fair value	Fair value
Asset derivatives:
Currency futures	Other long-term investments	$2,586	310
Equity put options	Other long-term investments	19,315	2,822
Swap	Other long-term investments	668	—
GMIB reinsurance contracts	Reinsurance recoverable	524,146	291,694
GLWB reinsurance contracts	Reinsurance recoverable	53,852	12,064
GMAB reinsurance contracts[2]	Reinsurance recoverable	6,213	480
GMAB embedded derivatives[1]	Other assets	8,734	19,718

Total		$615,514	327,088

Liability derivatives:
GLWB embedded derivatives	Future policy benefits and claims	$53,852	12,064
GMAB and GMWB embedded derivatives[2]	Future policy benefits and claims	9,185	2,802
GMAB and GMWB reinsurance contracts[1]	Future policy benefits and claims	8,734	19,718
Currency futures	Other liabilities	—	615
Equity futures	Other liabilities	22,059	13,389

Total		$93,830	48,588

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

62	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table presents the effect of derivative instruments on the consolidated statements of income for the years ended December 31:

Derivatives not designated as	Location of gain (loss)	Amount of gain (loss) recognized in income on derivatives
hedging instruments under ASC 815	recognized in income on derivatives	2014	2013	2012
Interest rate futures	Net realized gains (losses): derivative instruments	$560	1,657	—
Currency futures[1]	Net realized gains (losses): derivative instruments	(8,079)	(29,161)	(23,790)
Equity futures[1]	Net realized gains (losses): derivative instruments	1,490	1,312	(2,031)
Equity put options	Net realized gains (losses): derivative instruments	(951)	(5,233)	(3,403)
GMIB reinsurance contracts	Benefits and claims	232,452	(292,949)	68,814
GMAB reinsurance contracts[2]	Benefits and claims	(10,984)	15,378	4,340
GMAB and GMWB embedded derivatives[2]	Benefits and claims	10,984	(15,378)	(4,340)
GMAB reinsurance contracts[3]	Benefits and claims	5,733	131	349
GMAB and GMWB embedded derivatives[3]	Benefits and claims	(6,383)	6,941	6,298
GLWB reinsurance contracts	Benefits and claims	41,788	(25,825)	(29,038)
GLWB embedded derivatives	Benefits and claims	(41,788)	25,825	29,038

Total		$224,262	(318,959)	46,237

[1]	Net realized gains (losses): derivative instruments are net of amounts related to the funds withheld arrangement with Sycamore Re (see note 11).
[2]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[3]	All GMAB riders excluding indicator H.

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments.

Because exchange traded futures are affected through regulated exchanges and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing performance records. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurer and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurer and assigned to the Company. As of December 31, 2014 and 2013, a non-affiliated reinsurer held assets in trust with an estimated fair value of $625,361 and $437,187, respectively, and a letter of credit of $96,380 and $271,501, respectively. As of December 31, 2014 and 2013, Sycamore Re, Ltd (“SYRE”), an affiliated company, held assets in trust with an estimated fair value of $7,230 and $4,729, respectively, and a letter of credit of $42,000 and $65,000, respectively.

63	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(9)	Deferred Policy Acquisition Costs

The deferred policy acquisition costs and changes thereto for the years ended December 31, 2014 and 2013 were as follows:

	2014	2013
Balance - beginning of year	$1,278,013	957,570
Acquisition costs deferred	243,048	241,726
Amortization	(105,120)	(8,227)
Unrealized investment gains (losses)	(51,593)	86,944

Balance - end of year	$1,364,348	1,278,013

(10)	Future Policy Benefits and Claims

The liability for future policy benefits and claims is comprised of basic and benefit reserves for traditional life products, group life and health policies, universal life policies, and investment contracts.

GMDB Riders

Certain variable annuity contracts include GMDBs with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market causing the contract value to fall below the amount defined in each contract, could result in additional claims.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income

64	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company discontinued offering the GMIB rider in virtually all states in May 2010. NSLAC continued to sell the GMIB rider in the state of New York until August 2012.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GLWB Riders

The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2013 and later, there is a guaranteed minimum percentage withdrawal amount for the first 15 years of the contract; if the policyholder’s account value goes to zero subsequent to the 15 year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the 10 year treasury rate from the preceding 90 calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

At policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (roll-up) by up to eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

The initial GLWB riders (issued May 1, 2010 through December 31, 2010) had a built-in death benefit. This death benefit is reduced dollar for dollar for withdrawals. It differs from most of the other death benefits that decline pro rata for withdrawals. Thus, when the contract value is less than the death benefit, withdrawals will reduce the death benefit under the GLWB rider by a smaller amount than the reduction for other death benefits.

65	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company also offers single life and joint life versions of the GLWB rider. Under the joint life version, if the annuitant dies after the owner has started taking withdrawals the surviving spouse may elect a spousal continuation under the rider and continue to receive the same payment. Under the single life version, the guaranteed amount that may be withdrawn could decline either because 1) the contract value is less than the GLWB base and under the single life GLWB rider the contract value then becomes the new GLWB base and/or 2) the surviving spouse is in a different age band.

The initial GLWB riders, which are a closed block, represent an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims. The estimated fair value of the GLWB embedded derivative was calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

For GLWB riders issued beginning January 1, 2011, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime annuity period and recognizing the excess ratably over the accumulation period based on total assessments as the later generation riders do not meet the definition of a derivative. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. A GMAB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

66	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of a GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009.

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts, as well as incurred and paid amounts, as of December 31 (note that most contracts contain multiple guarantees):

67	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	General	Separate	Total	Net	Benefits	Weighted
	account	account	account	amount	paid/	average
	value	value	value	at risk	incurred	attained age
2014
GMDB	$677,032	19,557,089	20,234,121	247,396	13,854	65

GMIB	$113,574	9,542,958	9,656,532	—	481	65

GLWB	$101,992	7,429,146	7,531,138	53	—	64

GMAB/GMWB	$35,661	3,639,088	3,674,749	641	—	63

2013
GMDB	$713,602	17,879,510	18,593,112	207,619	10,931	65

GMIB	$116,457	9,723,144	9,839,601	—	81	65

GLWB	$118,606	5,962,078	6,080,684	—	—	63

GMAB/GMWB	$45,023	3,366,366	3,411,389	950	—	63

2012
GMDB	$781,354	14,312,075	15,093,429	301,363	14,731	64

GMIB	$124,487	8,710,632	8,835,119	—	10	64

GLWB	$181,770	3,835,406	4,017,176	—	—	62

GMAB/GMWB	$189,507	2,291,796	2,481,303	2,972	—	62

All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2014 and 2013.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

68	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013
Mutual funds:
Bond	$5,603,137	5,355,700
Equity	13,644,841	12,006,441
Money market	309,111	517,369

Total	$19,557,089	17,879,510

The liability for future policy benefits for universal life policies and investment contracts represents approximately 76% and 77% of the total liability for future policy benefits as of December 31, 2014 and 2013, respectively. The liability has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 3.6%, 3.7% and 3.8% for the years ended December 31, 2014, 2013 and 2012, respectively. Approximately 45% and 48%, as of December 31, 2014 and 2013, respectively, of the universal life policies and investment contracts were at their guaranteed minimum interest rate.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 2.0% to 8.0%.

Reserves are calculated using withdrawal, mortality, and morbidity rates. Withdrawal rates vary by issue age, type of coverage and policy duration and are based on Company experience. Mortality and morbidity rates which are guaranteed within insurance contracts are based on published tables and Company experience.

As of December 31, 2014, direct G reserves were $423,933, ceded G reserves were $717,875 and net G reserves were $(293,942). As of December 31, 2013, direct G reserves were $186,777, ceded G reserves were $359,346 and net G reserves were $(172,569).

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	2014	2013
GMDB	$25,478	21,278
GMIB	(322,400)	(196,169)
GMAB/GMWB	2,972	2,322
GLWB	8	—

Total	$(293,942)	(172,569)

69	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The GMIB reserve balances in the above table include reserves for both direct and reinsurance ceded balances. From 2013 to 2014, direct reserves increased $160,379 offset by an increase of $286,610 in reinsurance ceded reserves for a net decrease in reserves of $126,231. The direct reserves were calculated in accordance with FASB ASC 944, Financial Services and the reinsurance ceded reserves were calculated in accordance with ASC 815, Derivatives. See Note 6 for a reconciliation of the change in the reinsurance ceded reserve.

The Company has established a reserve for three universal life plans with lifetime secondary guarantees, which the Company discontinued. At December 31, 2014 and 2013, this reserve balance was $23,410 and $10,962, respectively.

(11)	Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company routinely enters into reinsurance transactions with other insurance companies, third parties and subsidiaries. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The Company’s consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions.

External Reinsurance

For the Company’s life insurance products, the Company reinsures a percentage of the mortality or morbidity risk on a quota share basis or on an excess retention basis. The Company also reinsures risk associated with their disability and health insurance policies. Ceded premiums approximated 19%, 20% and 18% of gross earned life and accident and health premiums during 2014, 2013 and 2012, respectively.

For the Company’s individual variable annuity products, the Company reinsures the various living and death benefit riders, GMDB, GMIB, GLWB, through coinsurance and quota share agreements.

For the Company’s fixed annuity products, the Company has coinsurance agreements in place to reinsure fixed annuity products sold between 2001 and 2006. Ceded amounts under these coinsurance agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to fixed annuity coinsurance agreements were $418,440 and $470,666 as of December 31, 2014 and 2013, respectively.

Affiliate Reinsurance

As it relates to reinsurance among affiliates, to mitigate the volatility of statutory surplus for the Company, the Company cedes variable annuity-related risks, living and death benefits to SYRE for the GMIB, GMDB, and GLWB riders. SYRE is an affiliated company wholly owned by ONFS and not the Company, therefore, these amounts do not eliminate in consolidation. Additionally, to consolidate the management of such living benefit risks, the Company assumes GLWB and associated riders issued by NSLAC, which are correspondingly retroceded to SYRE as discussed in the first sentence above. The Company also assumes certain accident and health insurance policies and BOLI policies issued by ONLAC.

70	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

MONT retrocedes certain term life policies on a yearly renewable term basis to the Company on a quota share basis, which the Company then cedes to external reinsurers based on the retention levels discussed in the section above.

The Company assumes GMIB, GMAB, and GMWB riders issued by NSLAC.

The reinsurance transactions with ONLAC and NSLAC eliminate in consolidation. All of the other affiliated reinsurance transactions eliminate in consolidation at the ONFS and ONMH levels.

The reconciliation of life and health total premiums to net premiums for the years ended December 31, were as follows:

	2014	2013	2012
Direct premiums	$630,079	558,009	502,960
Reinsurance assumed	294,720	326,711	269,059
Reinsurance ceded	(475,454)	(489,387)	(420,637)

Net premiums earned	$449,345	395,333	351,382

Annuity Rider Reinsurance Agreements with SYRE

The details of the Company’s annuity rider reinsurance agreements with SYRE are as follows:

GMIB and GMDB Riders Written After April 1, 2008

In December 2008, the Company entered into a reinsurance agreement with SYRE to reinsure Annual Reset Death Benefit Riders (“ARDBR”) and GMIB riders associated with variable annuity products written between April, 2008 and August, 2012. The treaty was amended to include new products issued beginning April 1, 2009. Under the agreement for contracts issued between April 1, 2008 and March 31, 2009, the Company retained the first 15% and reinsured to SYRE on an excess of loss basis the remaining 85% of the risk under its GMIB rider and the related ARDBR rider. For the above contracts, the Company reinsured to SYRE 100% of the risk for all riders listed above up to $5 million per annuitant. Furthermore, SYRE was to pay a single adjusted GMIB claim amount when a GMIB policy annuitized.

Effective July 31, 2010, a treaty addendum was executed which effectively resulted in the extinguishment of the treaty above and the establishment of a new amended treaty. The new treaty resulted in the removal of the adjusted GMIB claim calculation that contains the one-time net settlement payment and in its place, a GMIB claim amount that covers the monthly GMIB benefit during the annuity payout. SYRE now accepts 100% of the risk for all GMIB and ARDBR riders up to $5 million per annuitant. As a result of this treaty addendum, the Company paid a premium in the amount of $29,160 to SYRE. The payment was to compensate SYRE for accepting mortality risk from fully participating in the annuitization and for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset for $89,801.

71	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

GMIB and GMDB Riders Written Prior to April 1, 2008

Effective November 30, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the claims in excess of limits established in a non-affiliated reinsurance treaty (“cap coverage”) related to the GMIB riders associated with variable annuity products written on or after April 1, 2002 through March 31, 2008. Under the agreement, the cap coverage will have a deductible of $100,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was October 31, 2011. Because of this reinsurance agreement, the Company paid a premium of $32,019 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $32,019.

Effective December 31, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMDB riders associated with variable annuity products written on or after July 1, 2005 but prior to April 1, 2008. Under the agreement, the cap coverage will have a deductible of $35,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was November 30, 2011. Because of this reinsurance agreement, the Company paid a premium of $19,106 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $19,106.

GLWB Riders

Effective May 1, 2010, the Company replaced its GMIB rider with a GLWB (see note 10) rider in connection with its variable annuity products for all new business written from this date. The Company reinsures 100% of all GLWB riders with SYRE.

GMIB, GMDB, and GLWB Riders

During December 2011, amendments were made to the SYRE reinsurance treaties for pre April 1, 2008 GMIB riders; post April 1, 2008 GMIB riders; GLWB riders; and pre April 1, 2008 GMDB riders. The amendments provided SYRE with the option to convert the reinsurance treaties into a funds withheld (“FWH”) arrangement in which the Company would engage in a hedging program under SYRE’s direction and for the benefit of SYRE. The hedging performed by the Company for SYRE’s benefit would be done in segregated FWH accounts. At the end of each quarter, SYRE will reimburse the Company for any hedging losses and expenses for operating the hedging program and SYRE will receive credit for any gains realized under the hedging program. The FWH amendments also state the responsibilities of the Company and SYRE as it relates to the margin requirements on the open derivative positions held in the FWH accounts. SYRE is responsible for reimbursing the Company for any cash held in a margin account related to a derivative program operated for the benefit of SYRE. The derivatives held by the Company for the benefit of SYRE in each segregated FWH account as well as the cash held in a margin account related to the derivative program are considered the amounts withheld and are recorded as separate funds withheld liability (or asset if the derivative positions decrease). The change in the value of the FWH related to the

72	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

derivative positions were recorded within Derivative Instruments in the statements of income. As of December 31, 2011, the FWH option was elected by SYRE for the post April 1, 2008 GMIB riders and GLWB riders reinsurance treaties. As part of the initial FWH election, open derivative futures were sold from SYRE to the Company using the December 29, 2011 closing value of these positions of $16,095.

GLWB Riders

Effective May 1, 2013, the Company began selling a new 2013 Interest Sensitive GLWB rider (IS GLWB). An amendment was made to the SYRE GLWB reinsurance treaty to add these riders to the coverage. The Company will cede 30% of the benefit for this rider to SYRE.

Amounts in the accompanying financial statements related to ceded business to SYRE were as follows for the years ended December 31:

	2014	2013	2012
Consolidated Statements of Income:
Annuity premiums and charges:
Reinsurance premiums	$143,802	129,276	96,520
Net realized gains:
Derivative instruments:
FWH under reinsurance	62,375	156,915	205,099
Benefits and claims:
Benefits incurred	2,043	1,414	1,522
Consolidated Balance Sheets:
Reinsurance recoverable:
Ceded reserves	$175,541	59,338	75,933
Cost of reinsurance, 2010 activity	44,430	52,849	62,824
Cost of reinsurance, 2011 activity	34,450	39,493	45,099
Cost of reinsurance, 2013 activity	7,710	4,904	—
Policy and contract claims	192	65	302
Other liabilities:
FWH under reinsurance:
Margin account	68,821	29,304	65,508
Unrealized gains (losses) derivative instruments	2,385	263	6,630
Premiums payable	12,252	13,251	9,327

73

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(12)	Notes Payable

Notes payable outstanding were as follows as of December 31:

	2014	2013
Surplus notes
6.875% fixed rate due 2042	$250,000	$250,000
5.000% fixed rate due 2031	3,818	3,778
5.800% fixed rate due 2027	5,826	5,812
8.500% fixed rate due 2026	49,749	49,727

Total notes payable	$309,393	$309,317

Surplus Notes

In June 2012, ONLIC issued a $250,000, 6.875% fixed rate surplus note due June 15, 2042. In conjunction with the issuance of this note, the Company retired the remaining $145,000 of the senior note issued in March 2003 and recognized a loss of $6,251 which was included in loss on debt retirement in the consolidated statements of income. Interest on this surplus note is payable semi-annually on June 15 and December 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In December 2011, ONLIC issued a $4,500, 5% fixed rate surplus note to Security Mutual Life Insurance Company of New York (“SML”), as payment for the purchase of additional shares of NSLAC. This note matures on December 15, 2031. Interest on this surplus note is payable semi-annually on December 15 and June 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In April 2007, ONLIC issued a $6,000, 5.8% fixed rate surplus note to SML, as payment for the purchase of a portion of the shares of NSLAC. This note matures on April 1, 2027. Interest on this surplus note is payable semi-annually on April 1 and October 1. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In May 1996, ONLIC issued $50,000, 8.5% fixed rate surplus note, due May 15, 2026. Interest on this surplus note is payable semi-annually on May 15 and November 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Ohio Department of Insurance. All issuance costs have been capitalized and are being amortized over the terms of the notes.

74	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Total interest expense on all obligations was $22,087, $38,649 and $32,740 during the years ended December 31, 2014, 2013, and 2012, respectively. Included in total interest expense were amounts paid to ONFS of $0, $16,563 and $18,281 for 2014, 2013 and 2012, respectively. Total interest expense is included in investment expenses as a component of net investment income.

(13)	Bank Line of Credit

ONLIC had access to a revolving credit facility of $170,000 at December 31, 2014 and 2013 through its parent, ONFS, all of which was available at the Company’s request. The Company did not utilize this credit facility in 2014 or 2013.

There were no interest and fees paid on the line of credit in 2014 and 2013. Total interest and fees paid on the line of credit was $166 in 2012. There was no borrowing outstanding on these facilities as of December 31, 2014 or 2013.

(14)	Goodwill and Intangible Assets

Goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired in a business combination. Intangible assets are non-financial assets that lack physical substance resulting from a business combination. Goodwill and intangible assets are assets acquired by the Company as a result of the prior acquisition of the NSLAC entity. Intangible assets acquired represent the value of the insurance license in the state of New York.

There is $560 of goodwill and $195 of unamortizable intangible assets pertaining to the NSLAC acquisition recorded on the consolidated balance sheets at December 31, 2014 and 2013.

During the 2014 annual impairment tests, the Company concluded that the estimated fair values of the goodwill and intangible assets were in excess of their carrying values and, therefore, not impaired.

(15)	Income Taxes

The provision for income taxes is as follows:

	2014	2013	2012
Current expense	$31,734	13,774	9,862
Deferred expense (benefit)	52,531	(36,749)	27,985

Provision for income taxes	$84,265	(22,975)	37,847

75	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table is the reconciliation of the provision for income taxes based on enacted U.S. federal income tax rates to the provision for income taxes reported in the consolidated financial statements for the years ended December 31:

	2014	2013	2012
Pre-tax income times U.S. enacted tax rate	$112,403	2,084	64,690
Tax-preferred investment income	(24,560)	(23,092)	(20,790)
Transfer pricing	(3,395)	(2,676)	(6,680)
Other, net	(183)	709	627

Provision for income taxes	$84,265	(22,975)	37,847

Effective tax rate	26.2%	-385.9%	20.5%

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.

The largest component of tax-preferred investment income in the rate reconciliation above is the Dividends Received Deduction (“SA DRD”) on separate account assets held in connection with variable annuity and life contracts. During 2014, 2013 and 2012 tax return years, the Company recognized an income tax benefit of $17,550, $15,044 and $11,918, respectively. The IRS has conceded the industry issue surrounding the calculation of SA DRD for all audited tax years 2003-2010.

76	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2014	2013
Deferred tax assets:
Pension and benefit obligations	$18,610	14,328
Future policy benefits	1,008,759	847,102
Mortgage loans on real estate	996	987
Other	12,574	13,967

Total gross deferred tax assets	1,040,939	876,384
Valuation allowance on deferred tax assets	—	—

Net deferred tax assets	1,040,939	876,384

Deferred tax liabilities:
Fixed maturity securities available-for-sale	147,560	66,699
Deferred policy acquisition costs	349,363	330,644
Fixed assets	1,017	1,250
Reinsurance recoverable	943,843	771,625
Other	16,804	13,889

Total gross deferred tax liabilities	1,458,587	1,184,107

Net deferred tax liability	$417,648	307,723

The Company records net deferred tax assets to the extent that the Company believes these assets will more likely than not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. In the event the Company were to determine that we would be able to realize our deferred income tax assets in the future in excess of their net recorded amount, we would make an adjustment to the valuation allowance, which would reduce the provision for income taxes.

The Company included NSLAC in the consolidated life/non-life federal income tax return for the first time for the period ending December 31, 2013. As of December 31, 2012, NSLAC had a net operating loss carryforward of $12,878. All NSLAC net operating losses and net capital losses carryovers were absorbed by the consolidated life/non-life group in 2013.

As of December 31, 2014 and 2013, the Company had no net operating loss carryforwards, capital loss carryforwards or valuation allowances recorded.

77	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(16)	Pensions and Other Post-Retirement Benefits

a) Home Office Pension Plans

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2014 and 2013.

b) Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. This plan was amended effective July 1, 2013, to provide participants younger than age 65, a fixed portion of the health insurance contract premium and for participants age 65 and older, a fixed dollar amount which the participant must use to independently purchase their own insurance. Previously, this plan provided all participants a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2014 and 2013.

c) General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents hired prior to January 1, 2005. This plan provides benefits based on years of service and average compensation during the final five and ten years of service.

The measurement dates were December 31, 2014 and 2013.

d) Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

78	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2014 and 2013.

e) Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2014	2013	2014	2013
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$68,653	72,170	4,588	4,983
Service cost	2,015	2,137	42	46
Interest cost	3,620	3,308	229	199
Amendments	—	—	—	(832)
Actuarial loss (gain)	11,275	(3,061)	380	457
Benefits paid*	(3,885)	(5,901)	(221)	(265)

Projected benefit obligation at end of year	$81,678	68,653	5,018	4,588

Accumulated benefit obligation	$64,630	55,122

Change in plan assets:
Fair value of plan assets at beginning of year	$56,670	51,922	—	—
Actual return on plan assets	3,409	10,062	—	—
Benefits and expenses paid	(3,724)	(5,314)	—	—

Fair value of plan assets at end of year	$56,355	56,670	—	—

Funded status	$(25,323)	(11,983)	(5,018)	(4,588)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.

79	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following tables show the funded status of the pension plans as of December 31:

	Funded Qualified Pension Plan	Unfunded Pension Plan	Total
2014
Projected benefit obligation	$69,947	11,731	81,678
Fair value of plan assets	56,355	—	56,355

Funded Status	(13,592)	(11,731)	(25,323)

2013
Projected benefit obligation	$59,335	9,318	68,653
Fair value of plan assets	56,670	—	56,670

Funded status	$(2,665)	(9,318)	(11,983)

	Pension benefits		Other benefits
	2014	2013	2014	2013
Amounts recognized in the balance sheet consist of:
Accrued benefit costs	$(25,323)	(11,983)	(5,018)	(4,588)

	Pension benefits			Other benefits
	2014	2013	2012	2014	2013	2012
Amounts recognized in other comprehensive (loss) income:
Net actuarial loss (gain)	$10,347	(12,333)	775	512	975	418
Prior service (credit) cost	—	—	—	332	(429)	546

Total	$10,347	(12,333)	775	844	546	964

80	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Pension benefits		Other benefits
	2014	2013	2014	2013
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss (gain)	$30,189	19,842	(371)	(883)
Prior service credit	—	—	(640)	(972)

Total	$30,189	19,842	(1,011)	(1,855)

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2015 are $2,350 and $0, respectively. The estimated net gain and prior service credit for the other post-retirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2015 are $(51) and $(128), respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

	Pension benefits
	2014	2013	2012
Components of net periodic benefit cost:
Service cost	$2,015	2,137	1,965
Interest cost	3,620	3,308	3,390
Expected return on plan assets	(3,809)	(3,229)	(3,205)
Amortization of net loss	1,329	2,438	2,291

Net periodic benefit cost	$3,155	4,654	4,441

	Other benefits
	2014	2013	2012
Components of net periodic benefit cost:
Service cost	$42	46	56
Interest cost	229	199	242
Amortization of prior service cost	(332)	(403)	(546)
Amortization of net gain	(131)	(519)	(282)

Net periodic benefit cost	$(192)	(677)	(530)

81	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31:

	Pension benefits
	2014	2013
Projected benefit obligation	$11,731	9,318
Accumulated benefit obligation	9,838	7,992
Fair value of plan assets	—	—

f)	Assumptions

	Pension benefits		Other benefits
	2014	2013	2014	2013
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	5.30%	4.60%	5.05%	4.35%
Expected long-term return on plan assets	7.00%	6.50%	—	—
Rate of compensation increase	3.75%	3.25%	3.15%	—%
Healthcare cost trend rate assumed for next year	—	—	1.65%	1.30%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	1.05%	0.95%
Year that the rate reaches the ultimate trend rate	—	—	2017	2014
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	4.60%	5.30%	4.35%	5.05%
Rate of compensation increase	3.85%	3.75%	3.20%	—%

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	1 Percentage	1 Percentage
	point increase	point decrease
Effect on total of 2014 service cost and interest cost	$32	(27)
Effect on 2014 other post-retirement benefit obligation	498	(417)

82	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

g)	Plan Assets

The following table presents the hierarchy of the Company’s pension plan assets at fair value as of December 31:

2014	Level 1	Level 2	Level 3	Total
Bond funds	$13,077	—	—	13,077
Equity funds	43,278	—	—	43,278

Total assets	$56,355	—	—	56,355

2013
Bond funds	$14,124	—	—	14,124
Equity funds	42,546	—	—	42,546

Total assets	$56,670	—	—	56,670

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy described in Note 6.

The Company’s other post-retirement benefit plans were unfunded at December 31, 2014 and 2013.

The assets of the Company’s defined benefit pension plan (“the Plan”) are invested in group variable annuity contracts with ONLIC offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 65% equity securities and 35% debt securities.

For diversification and risk control purposes, where applicable, each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 40% of the weighted average return and equity securities make up 60% of the weighted average return.

83	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table shows the weighted average asset allocation by class of the Company’s qualified pension plan assets as of December 31:

	2014	2013
Equity securities	77%	75%
Debt securities	23	25

Total	100%	100%

h)	Cash Flows

(i)	Contributions

No contribution to the qualified pension plan was made for the 2014 plan year. No contribution to the qualified pension plan is expected for the 2015 plan year.

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension benefits	Other benefits
2015	$8,979	221
2016	5,630	238
2017	6,152	246
2018	6,052	272
2019	7,083	277
2020 – 2024	41,874	1,448

i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2014, 2013 and 2012 were $6,432, $6,024 and $5,928, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $2,024, $1,912 and $2,131 in 2014, 2013 and 2012, respectively.

84	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

j)	ONFS Employees

The Company’s qualified pension and post-retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(17)	Closed Block

Effective August 1, 1998, the Company was reorganized with approval of the Board of Directors, the Company’s policyholders, and the Ohio Department of Insurance under provisions of the Ohio Revised Code to become a stock company 100% owned by ONFS. This reorganization contained an arrangement, known as a closed block (the “Closed Block”), to provide for dividends on policies that were in force on the effective date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on the Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities, and is prepared in conformity with FASB ASC 944-805, Financial Services-Insurance-Business Combinations. This presentation reflects the contractual provisions and not the actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

85	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Summarized financial information of the Closed Block as of December 31, 2014 and 2013, and for each of the years in the three-year period ended December 31, 2014 follows:

	2014	2013
Closed Block assets:
Fixed maturity securities available-for-sale, at fair value (amortized cost of $358,455 and $345,834 as of December 31, 2014 and 2013, respectively)	$392,079	366,708
Fixed maturity securities held-to-maturity, at amortized cost	28,866	33,450
Mortgage loans on real estate, net	94,173	101,153
Policy loans	92,386	93,001
Short-term investments	12,567	13,389
Accrued investment income	4,944	5,090
Deferred policy acquisition costs	44,815	47,642
Reinsurance recoverable	998	598
Other assets	1,024	638

Total assets	$671,852	661,669

Closed Block liabilities:
Future policy benefits and claims	$625,064	626,573
Policyholders’ dividend accumulations	40,998	42,765
Other policyholder funds	28,579	27,999
Deferred federal income taxes	11,768	7,306
Other liabilities	1,631	1,719

Total liabilities	$708,040	706,362

86	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013	2012
Closed Block revenues and expenses:
Traditional life insurance premiums	$26,844	28,310	29,926
Net investment income	34,940	41,710	39,467
Net realized gains on investments	(143)	(759)	268
Benefits and claims	(38,889)	(44,726)	(42,415)
Provision for policyholders’ dividends on participating policies	(5,910)	(15,514)	(17,464)
Amortization of deferred policy acquisition costs	(2,866)	(2,915)	(2,981)
Other operating costs and expenses	(2,231)	(2,591)	(2,582)

Income before federal income taxes	$11,745	3,515	4,219

(18)	Regulatory RBC and Dividend Restrictions

The Company has to comply with statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONMH’s domestic insurance subsidiaries ONLIC, ONLAC, NSLAC, MONT and KENW, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed.

The Company and its Ohio domiciled life insurance subsidiary, ONLAC, do not have any permitted statutory accounting practices as of December 31, 2014 or 2013. NSLAC, a New York domiciled company, and MONT, a Vermont domiciled company, do not have permitted statutory accounting practices as of December 31, 2014 or 2013.

In 2013, the Company received approval from the Vermont Insurance Department regarding the use of a permitted practice in the KENW statutory financial statements as of December 31, 2013. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a letter of credit and a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the

87	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Company. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

Statutory Equity and Income

State insurance regulators and the NAIC have adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. As of December 31, 2014, ONLIC, ONLAC, NSLAC, MONT and KENW exceeded the minimum RBC requirements.

A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2014, the Company’s total adjusted capital and company action level RBC was $1,185,716 and $185,698, respectively, providing an RBC ratio of 639%. Additionally, as of December 31, 2014, the Company’s authorized control level RBC was $92,849.

The combined statutory basis net income of ONLIC, ONLAC, NSLAC, MONT and KENW, after intercompany eliminations, was $33,489, $16,470 and $64,959 for the years ended December 31, 2014, 2013 and 2012, respectively.

The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC, MONT and KENW, after intercompany eliminations, was $1,097,074 and $1,002,744 as of December 31, 2014 and 2013, respectively.

The primary reasons for the difference between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP:

•

the costs related to successful efforts to acquire business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to operations in the year incurred;

•

future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

•	investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost;

•	the asset valuation reserve and interest maintenance reserve are not recorded;

88	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

•	separate account seed money is classified as a trading security recorded at estimated fair value as opposed to a component of separate account assets;

•	the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at estimated fair value as opposed to amortized cost;

•	changes in deferred taxes are recognized in operations;

•	there is a presentation of other comprehensive (loss) income and comprehensive (loss) income;

•

consolidation for GAAP is based on whether the Company has voting control, or for certain VIEs, has the power to direct the activities most significant to the VIE while for statutory, consolidation is not applicable; and

•	surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

Additionally, state regulators and rating agencies do not always use the same methodologies for calculating RBC ratios. There is a risk that a rating agency will not give us credit for certain regulatory RBC rules or permitted practices, which could result in a reduced rating even though the Company’s RBC ratio and those of our insurance subsidiaries remain high based upon state regulatory rules and practices.

Dividend Restrictions

The payment of dividends by ONLIC to ONFS is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $109,000 may be paid by ONLIC to ONFS in 2015 without prior approval. Dividends of $60,000, $40,000 and $125,000 were declared by ONLIC to ONFS in 2014, 2013 and 2012, respectively, and dividends paid were $60,000, $105,000 and $100,000 in 2014, 2013 and 2012, respectively.

The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $29,000 may be paid by ONLAC to ONLIC in 2015 without prior approval. ONLAC declared and paid dividends to ONLIC of $31,000, $31,000 and $34,000 in 2014, 2013 and 2012, respectively.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2015 without prior approval of the New York Department of Insurance. No dividends were declared or paid by NSLAC in 2014, 2013 and 2012.

89	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

MONT and KENW are subject to limitations, imposed by the State of Vermont, on the payment of dividends to their stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. Dividends of $5,000 were paid by MONT to ONLIC in 2014. No dividends were declared or paid by MONT to ONLIC in 2013 or 2012. No dividends were declared or paid by KENW to ONLIC in 2014 or 2013.

(19)	Additional Financial Instruments Disclosure

Financial Instruments with Off Balance Sheet Risk

The Company is a party to financial instruments with off balance sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, common stocks and venture capital partnerships of $36,330 and $24,668 as of December 31, 2014 and 2013, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on or off balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

(20)	Commitments and Contingencies

The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $3,071, $3,188 and $3,584 during 2014, 2013 and 2012, respectively. The lease on the home office building constitutes 97% of the future minimum operating lease payments. The future minimum lease payments under both operating and capital leases that have remaining noncancelable lease terms in excess of one year at December 31, 2014 are:

	Operating	Capital
2015	$2,868	100
2016	2,868	100
2017	2,861	75
2018	2,799	—
2019	2,698	—
After 2019	4,721	—

Total minimum lease payments	$18,815	275

Less interest on capital leases		(26)

Liability for capitalized leases		$249

The Company is a party in various legal actions arising in the normal course of business. The Company has accrued for estimated legal expenses to defend against these claims. In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s consolidated balance sheet or results of operations.

90	(Continued)

Schedule I

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Summary of Investments – Other Than Investments in Related Parties

December 31, 2014

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$85,498	96,114	96,114
Obligations of states and political subdivisions	705,137	741,856	741,856
Corporate securities	3,978,323	4,355,685	4,355,685
Asset-backed securities	696,786	722,273	722,273
Mortgage-backed securities	1,021,639	1,053,323	1,053,323

Total fixed maturity available-for-sale securities	6,487,383	6,969,251	6,969,251

Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	35,514	38,372	38,372
Nonredeemable preferred stocks	51,100	49,830	49,830

Total equity securities available-for-sale	86,614	88,202	88,202

Fixed maturity held-to-maturity securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	8,880	9,861	8,880
Obligations of states and political subdivisions	1,705	2,135	1,705
Debt securities issued by foreign governments	1,000	1,000	1,000
Corporate securities	1,218,133	1,309,592	1,218,133

Total fixed maturity held-to-maturity securities	1,229,718	1,322,588	1,229,718

Trading securities:
Bonds:
Obligations of states and political subdivisions	300	306	306
Corporate securities	4,150	4,421	4,421
Asset-backed securities	271	283	283
Mortgage-backed securities	34	34	34

Total fixed maturity trading securities	4,755	5,044	5,044

Equity
Seed money	1	1	1

Total trading securities	4,756	5,045	5,045

Mortgage loans on real estate, net	1,175,972		1,172,156	[1]

Real estate, net:
Investment properties	24,421		23,982

Total real estate, net	24,421		23,982	[2]

Policy loans	444,202		444,202
Other long-term investments	67,572		30,192	[3]
Short-term investments securities lending collateral	236,885		236,885
Short-term investments	45,717		45,717

Total investments	$9,803,240		10,245,350

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.
2	Difference from Column B is due to adjustments for accumulated depreciation.
3	Difference from Column B is due to operations gains and/or losses of investments in limited partnerships and to unrealized gains and/or losses of investments in hedging operations.

  See accompanying report of independent registered public accounting firm.

Schedule III

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Supplementary Insurance Information

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2014:
Individual life insurance	$664,310	5,567,183			433,551
Pension and annuities	686,124	2,976,801			16,804
Other insurance	13,914	1,741,183			15,794
Corporate	—	—			—

Total	$1,364,348	10,285,167			466,149

2013:
Individual life insurance	$632,902	4,986,893			379,289
Pension and annuities	631,562	3,141,496			20,141
Other insurance	13,549	1,389,818			16,043
Corporate	—	—			—

Total	$1,278,013	9,518,207			415,473

2012:
Individual life insurance	$513,855	4,485,336			334,692
Pension and annuities	430,241	3,067,228			13,412
Other insurance	13,474	1,754,049			16,690
Corporate	—	—			—

Total	$957,570	9,306,613			364,794

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income[2]	Benefits, claims, losses and settlement expenses[3]	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written[4]
2014:
Individual life insurance	$287,791	628,327	45,658	96,150
Pension and annuities	160,366	71,938	100,049	208,786
Other insurance	9,407	17,675	1,179	8,865
Corporate	(5,445)	(47,139)	(49,702)	15,798

Total	$452,119	670,801	97,184	329,599

2013:
Individual life insurance	$273,304	567,552	48,348	86,795
Pension and annuities	179,036	106,630	65,013	177,965
Other insurance	9,944	17,053	1,339	5,743
Corporate	(15,778)	302,222	(95,811)	16,111

Total	$446,506	993,457	18,889	286,614

2012:
Individual life insurance	$263,188	510,598	60,679	76,962
Pension and annuities	195,972	138,538	125,018	150,424
Other insurance	11,053	17,263	1,352	3,647
Corporate	(20,086)	(26,154)	(57,234)	16,652

Total	$450,127	640,245	129,815	247,685

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
3	Policyholders’ dividends on participating policies are included in Column H amounts.
4	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Reinsurance

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2014:
Life insurance in force	$164,008,414	77,930,679	67,206	86,144,941	0.1%
Premiums:
Life insurance	596,967	164,724	1,308	433,551	0.3%
Pension and annuities	16,804	—	—	16,804	—%
Accident and health insurance	33,112	18,132	814	15,794	5.2%

Total	$646,883	182,856	2,122	466,149	0.5%

2013:
Life insurance in force	$154,117,295	78,180,457	110,315	76,047,153	0.1%
Premiums:
Life insurance	525,053	146,000	236	379,289	0.1%
Pension and annuities	20,141	—	—	20,141	—%
Accident and health insurance	32,955	21,359	4,447	16,043	27.7%

Total	$578,149	167,359	4,683	415,473	1.1%

2012:
Life insurance in force	$145,600,393	77,760,188	117,498	67,957,703	0.2%
Premiums:
Life insurance	469,657	137,000	2,035	334,692	0.6%
Pension and annuities	13,412	—	—	13,412	—%
Accident and health insurance	33,304	21,510	4,896	16,690	29.3%

Total	$516,373	158,510	6,931	364,794	1.9%

See accompanying report of independent registered public accounting firm.

Schedule V

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Valuation and Qualifying Accounts

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2014:
Valuation allowances – mortgage loans on real estate	$5,532	(1,716)	—	—	3,816
2013:
Valuation allowances – mortgage loans on real estate	$3,636	1,896	—	—	5,532
2012:
Valuation allowances – mortgage loans on real estate	$3,808	(172)	—	—	3,636

See accompanying report of independent registered public accounting firm.

94

Ohio National Variable Account A

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 8, 2015.

Statements of Assets and Contract Owners’ Equity, December 31, 2014.

Statements of Operations for the Period Ended December 31, 2014.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2014 and 2013.

The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 23, 2015.

Consolidated Balance Sheets, December 31, 2014 and 2013.

Consolidated Statements of Income for the Years Ended December 31, 2014, 2013 and 2012.

Consolidated Statements of Comprehensive Income for the Years Ended December 31, 2014, 2013 and 2012.

Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2014, 2013 and 2012.

Consolidated Statements of Cash Flows for the Years Ended December 31, 2014, 2013 and 2012.

Notes to Consolidated Financial Statements, December 31, 2014, 2013, and 2012.

Financial Statement Schedules, December 31, 2014, 2013 and 2012.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4 on December 30, 1997 (File no. 333-43515) and is incorporated by reference herein.

(3)(b) Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213) and is incorporated by reference herein.

(3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213) and is incorporated by reference herein.

(3)(d) Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of “ONcore” Variable Annuities was filed as Exhibit (3)(d) of the Registrant’s Form N-4, Pre-effective Amendment No. 2 on April 16, 1998 and is incorporated by reference herein.

(4)(a) Variable Deferred Annuity Contract, Form 06-VA-5, was filed as Exhibit 99(4)(a) of the Registrant’s pre-effective amendment No. 1 to the registration statement on Form N-4 filed on May 18, 2010 (File No. 333-164073) and is incorporated by reference herein.

(4)(b) Guaranteed Minimum Death Benefit, Form 09-GMD-1, was filed as Exhibit 99(4)(g) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(c) Annual Step-Up Death Benefit Rider, Form 05-AMD-1, was filed as Exhibit 99(4)(i) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156430) and is incorporated by reference herein.

(4)(d) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Single Life), Form 12-DCMAR-GLW-1, was filed as Exhibit 99(4)(u) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(e) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Joint Life), Form 12-DCMAR-GLW-2, was filed as Exhibit 99(4)(v) of the Registrant’s registration statement, Form N-

4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(f) Form of Premium Protection Death Benefit (Single Life) Rider, Form 12-GPD-1, was filed as Exhibit 99(4)(y) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(g) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 12-GPD-2, was filed as Exhibit 99(4)(z) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(h) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form 12-PPDP-1, was filed as Exhibit 99(4)(aa) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(i) Form of Premium Protection Plus Death Benefit (Joint Life) Rider, Form 12-PPDP-2, was filed as Exhibit 99(4)(bb) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(j) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form 12-GLWP-1.10, was filed as Exhibit 99(4)(z) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(k) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form 12-GLWP-2.10, was filed as Exhibit 99(4)(aa) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(l) Form of Guaranteed Principal Protection, Form 12-GPP-1.10, was filed as Exhibit 99(4)(bb) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(m) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form 12-GPP-GLW-1, was filed as Exhibit 99(4)(cc) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(5)(a) Variable Annuity Application, Form 4896, was filed as Exhibit 99(5)(a) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(7)(a) Variable Annuity GEB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(a) of Registrant’s registration statement on Form N-4, post-effective amendment no. 29 (File No. 333-43515) on April 30, 2008 and is incorporated by reference herein.

(7)(d) Variable Annuity GMDB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(d) of Registrant’s registration statement on Form N-4, post-effective amendment no. 29 (File No. 333- 43515) on April 30, 2008 and is incorporated by reference herein.

(8)(a) Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8)(b) Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8)(c) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(d) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(e) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(f) Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(g) Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(h) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900). and is incorporated by reference herein

(9) Opinion of Counsel and consent to its use filed herewith as Exhibit 99(9)

(10) Consent of KPMG LLP is filed herewith as Exhibit 99(10)

(13)(a) Form of Asset Allocation Model Investor Risk Profile was filed as Exhibit 99(13)(a) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 31 on April 30, 2009 (File No. 333-43515) and is incorporated by reference herein.

(13)(b) Form of Asset Allocation Model Determining Your Investor Risk Profile brochure was filed as Exhibit 99(13)(b) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 31 on April 30, 2009 (File No. 333-43515) and is incorporated by reference herein.

(13)(c) Form of Asset Allocation Model Descriptions effective October 1, 2014 was filed as Exhibit 99(13)(c) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 5 on April 24, 2015 (File No. 333-182250) and is incorporated by reference herein.

(13)(d) Form of Managed Volatility Model Description effective October 1, 2014 was filed as Exhibit 99(13)(d) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 5 on April 24, 2015 (File No. 333-182250) and is incorporated by reference herein.

(24) Powers of Attorney filed herewith as Exhibit 99(24)

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor

David A. Azzarito 550 West Cypress Creek Road, Suite 370 Fort Lauderdale, FL 33309	Senior Vice President, Latin America

Thomas A. Barefield*	Director, Vice Chairman & Chief Distribution Officer

G. Timothy Biggs*	Vice President, Mortgages & Real Estate
Jeffery A. Bley*	Vice President, Operations
Richard J. Bodner*	Senior Vice President, Insurance Operations
Paul G. Boehm, Jr.*	Vice President, Investment Accounting
R. Todd Brockman*	Vice President, Mutual Funds

Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 41011	Director

Victoria Buyniski Gluckman 3 Grandin Lane Cincinnati, OH 45208	Director

Philip C. Byrde*	Vice President, Fixed Income Securities

Christopher J. Calabro*	Senior Vice President, Career Agency Distribution
Joseph A. Campanella 6179 Paderborne Drive Hudson, OH 44236	Director
Christopher A. Carlson*	Director, Vice Chairman & Chief Investment Officer, Latin America Strategic Business Head

Robert W. Conway*	Vice President, PGA Marketing, Eastern Division

H. Douglas Cooke, III*	Senior Vice President, Life Insurance Strategic Business Head

Rocky Coppola*	Vice President and Controller

Nancy A. Dalessio*	Executive Vice President & Chief Administrative Officer
John A. DelPozzo*	Senior Vice President, PGA Distribution
Thomas J. DeGaetano*	Vice President, Individual Annuity Operations

Michael J. DeWeirdt*	Senior Vice President, Financial Risk Management
Ronald J. Dolan*	Director, Vice Chairman

Richard J. Dowdle*	Vice President, Institutional Sales
Scott E. Durkee*	Vice President, ONFlight

Anthony G. Esposito*	Senior Vice President & Chief Human Resources Officer
Joseph M. Fischer*	Assistant Secretary

Joseph K. Garrett*	Vice President, Financial Risk Management

Rosemary L. Gatto*	Vice President, Claims
Paul J. Gerard*	Senior Vice President, Investments
Robert K. Gongwer*	Vice President, Taxes

Martin T. Griffin*	Senior Vice President, Institutional Sales

Diane S. Hagenbuch*	Senior Vice President, Marketing
Kristal E. Hambrick*	Executive Vice President and Chief Product Officer

John W. Hayden P.O. Box 774258 Steamboat Springs, CO 80477	Director
Ronald G. Heibert*	Senior Vice President, Interim Disability Income Strategic Business Head
David D. Herr, Jr.*	Senior Vice President, Chief Risk Officer
Cynthia K. Howell*	Vice President, Information Technology
Melinda G. Hubbard*	Vice President, Insurance Operations Support

Gary T. Huffman*	Director, Chairman, President and Chief Executive Officer

Danielle D. Ivory*	Vice President, New Business & Policyowner Services
Karl H. Kreunen*	Vice President, Life Product Marketing
Mark J. Lalli*	Divisional Vice President, Northwest Division

Lori A. Landrum*	Vice President and Counsel

John M. Lennon*	Senior Vice President, Retirement Plans Strategic Business Head

Elizabeth F. Martini*	Vice President and Counsel

Therese S. McDonough*	Vice President & Corporate Secretary
Patrick H. McEvoy*	Vice President, Broker Dealer Operations & President & Chief Executive Officer, ONESCO

William J. McFadden*	Vice President, PGA Marketing, Western Division
Angela C. Meehan*	Vice President, Corporate and Marketing Communications
Stephen R. Murphy*	Senior Vice President, Capital Management

Traci Nelson*	Vice President & Program Manager

Jeffrey K. Oehler*	Vice President, Information Systems

David M. Orfalea*	Divisional Vice President, Northeast Division

James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director

Doris L. Paul*	Vice President & Treasurer
John R. Philips 651 Country Lane Glencoe, IL 60022	Director

William C. Price*	Vice President & Assistant General Counsel
Arthur J. Roberts*	Senior Vice President & Chief Financial Officer

Gary R. Rodmaker*	Vice President, Investments
Therese R. Rothenberger*	Divisional Vice President, Southeast Division

William G. Schlechter M.D.*	Vice President and Medical Director
J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director

Dennis L. Schoff*	Senior Vice President & General Counsel, Assistant Secretary
Michael J. Slattery*	Vice President, Information Systems and Technology Officer
James C. Smith*	Senior Vice President, Internal Audit and Compliance
Raymond D. Spears*	Vice President & Chief Underwriting Officer

Tracey L. Spikes*	Vice President, PGA Marketing, South Central Division

Paul A. Staines 550 West Cypress Creek Road, Suite 370 Fort Lauderdale, FL 33309	Vice President Finance, Latin America
Laurens N. Sullivan, Jr.*	Vice President, Institutional Sales
Annette M. Teders*	Vice President, Private Placements
Julie T. Thomas*	Vice President, Compliance
Barbara A. Turner*	Senior Vice President, Annuities Strategic Business Head

Andrew J. VanHoy*	Vice President, ONESCO Compliance

Joel G Varland*	Vice President, Enterprise Risk Management
Nicholas A. Vision*	Tax Officer

Michael C. Vogel*	Vice President, Information Systems
Pamela A. Webb*	Vice President, Human Resources
Trisha M. Weiner*	Vice President, Internal Marketing
Gary E. Wendlandt 45 Gramercy Park North, Apt 2B New York, NY 10010	Director
Peter Whipple*	Senior Vice President & Chief Corporate Actuary

V. Renee Wooton*	Vice President, Retirement Plan Services

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%
OnFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	61%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	85%
Sycamore Re, Ltd. (captive reinsurance company)	Delaware	100%
ONTech, LLC	Delaware	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	83%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of Ohio National International Holdings Cooperatief U.A., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

Ohio National International Holdings Cooperatief U.A. owns 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, SMLLC, a holding company organized under the laws of Delaware, (2) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil, (4) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil, and (5) 0.01% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, LLC owns 99.99% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

ONSV do Brasil Participações Ltda. owns 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holdings company organized under the laws of Brasil.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of March 24, 2015, this series of Registrant’s contracts were owned by 13,835 owners.

Item 28. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ
Gary T. Huffman	Director and President

Thomas A. Barefield	Director and Executive Vice President

Barbara A. Turner	Director, Senior Vice President, and Comptroller

H. Douglas Cooke	Senior Vice President

Jeffrey A. Bley	Vice President, Operations

Andrew J. VanHoy	Vice President, Compliance

Teresa R. Cooper	Treasurer

Kimberly A. Plante	Secretary
Emily Bae	Assistant Secretary

Robert K. Gongwer	Vice President & Tax Officer
Nicholas A. Vision	Tax Officer
Bradley T. Owens	Tax Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$127,357,298	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 24th day of April, 2015.

Ohio National Variable Account A
(Registrant)
By: The Ohio National Life Insurance Company
(Depositor)
By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Executive Vice President and Chief Product Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 24th day of April, 2015.

The Ohio National Life Insurance Company
(Depositor)
By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Executive Vice President and Chief Product Officer

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gary T. Huffman Gary T. Huffman	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer)	April 24, 2015
*/s/ Thomas A. Barefield Thomas A. Barefield	Director	April 24, 2015
*/s/ Jack E. Brown Jack E. Brown	Director	April 24, 2015
*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	April 24, 2015
*/s/ Joseph A. Campanella Joseph A. Campanella	Director	April 24, 2015
*/s/ Christopher A. Carlson_______ Christopher A. Carlson	Director	April 24, 2015
*/s/ Ronald J. Dolan Ronald J. Dolan	Director	April 24, 2015
*/s/ John W. Hayden John W. Hayden	Director	April 24, 2015
*/s/ James F. Orr James F. Orr	Director	April 24, 2015
*John R. Phillips John R. Phillips	Director	April 24, 2015
/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	April 24, 2015
*/s/ J. Michael Schlotman J. Michael Schlotman	Director	April 24, 2015
*/s/ Gary E. Wendlandt Gary E. Wendlandt	Director	April 24, 2015

*By: Therese S. McDonough Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(9) 99(10)	Opinion of Counsel Consent of KPMG LLP
99(24)	Powers of Attorney